Schedule of Investments(a)
Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-88.72%
U.S. Treasury Bills-88.72%
1.41%–1.73%, 12/12/2019(b) (Cost $813,972,701)	$814,349,000	$813,993,227
U.S. Dollar Denominated Bonds & Notes-10.33%
Banks-3.41%
Bank of Montreal (Canada), 2.10%, 12/12/2019	7,287,000	7,287,317
KeyBank N.A., 2.50%, 12/15/2019	4,715,000	4,715,810
Wells Fargo Bank, N.A., 2.15%, 12/06/2019	19,282,000	19,282,556
		31,285,683
Capital Markets-0.80%
BlackRock, Inc., Series 2, 5.00%, 12/10/2019	7,300,000	7,304,305
Electric Utilities-0.85%
Georgia Power Co., 4.25%, 12/01/2019	3,682,000	3,682,000
Southern Power Co., Series D, 1.95%, 12/15/2019	4,133,000	4,132,889
		7,814,889
Food & Staples Retailing-0.94%
Costco Wholesale Corp., 1.70%, 12/15/2019	8,662,000	8,661,598
Health Care Providers & Services-0.37%
UnitedHealth Group, Inc., 2.30%, 12/15/2019	3,414,000	3,414,434
	Principal Amount	Value
Machinery-0.37%
Caterpillar Financial Services Corp., 2.25%, 12/01/2019	$3,365,000	$3,365,000
Oil, Gas & Consumable Fuels-1.83%
Husky Energy, Inc. (Canada), 7.25%, 12/15/2019	5,496,000	5,504,583
Kinder Morgan, Inc., 3.05%, 12/01/2019	11,238,000	11,238,000
		16,742,583
Pharmaceuticals-1.17%
Johnson & Johnson, 1.88%, 12/05/2019	3,377,000	3,377,039
Pfizer, Inc., 1.70%, 12/15/2019	7,392,000	7,391,663
		10,768,702
Software-0.59%
CA, Inc., 5.38%, 12/01/2019	5,397,000	5,397,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $94,735,892)		94,754,194
	Shares
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c) (Cost $68,182)	68,182	68,182
TOTAL INVESTMENTS IN SECURITIES-99.06% (Cost $908,776,775)		908,815,603
OTHER ASSETS LESS LIABILITIES-0.94%		8,618,294
NET ASSETS-100.00%		$917,433,897

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2020 Corporate Bond ETF (BSCK)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.24%
Aerospace & Defense-2.82%
Arconic, Inc., 6.15%, 08/15/2020	$5,303,000	$5,441,563
Boeing Co. (The), 4.88%, 02/15/2020	3,721,000	3,741,523
General Dynamics Corp., 2.88%, 05/11/2020	9,159,000	9,198,837
Lockheed Martin Corp., 2.50%, 11/23/2020	5,559,000	5,586,202
Northrop Grumman Corp., 2.08%, 10/15/2020	6,621,000	6,629,655
Precision Castparts Corp., 2.25%, 06/15/2020	2,905,000	2,910,263
Raytheon Co.
4.40%, 02/15/2020	2,152,000	2,162,466
3.13%, 10/15/2020	4,542,000	4,592,829
United Technologies Corp.
4.50%, 04/15/2020	6,109,000	6,164,710
1.90%, 05/04/2020	5,030,000	5,029,256
		51,457,304
Airlines-0.39%
Delta Air Lines, Inc., 2.88%, 03/13/2020	4,844,000	4,854,197
Southwest Airlines Co., 2.65%, 11/05/2020	2,296,000	2,309,282
		7,163,479
Auto Components-0.16%
Lear Corp., 5.25%, 01/15/2025	2,917,000	3,001,097
Automobiles-5.14%
American Honda Finance Corp.
2.00%, 02/14/2020	3,842,000	3,842,463
3.00%, 06/16/2020	2,256,000	2,269,801
1.95%, 07/20/2020	3,794,000	3,794,608
2.45%, 09/24/2020	4,490,000	4,510,379
Fiat Chrysler Automobiles N.V. (United Kingdom), 4.50%, 04/15/2020	6,850,000	6,904,560
Ford Motor Credit Co. LLC
2.68%, 01/09/2020	5,100,000	5,101,484
8.13%, 01/15/2020	5,700,000	5,740,481
2.46%, 03/27/2020	4,350,000	4,351,698
2.43%, 06/12/2020	4,200,000	4,199,966
3.16%, 08/04/2020	5,800,000	5,822,276
2.34%, 11/02/2020	4,600,000	4,584,727
General Motors Financial Co., Inc.
3.15%, 01/15/2020	4,624,000	4,625,661
2.65%, 04/13/2020	4,456,000	4,463,958
3.20%, 07/13/2020	7,115,000	7,153,017
2.45%, 11/06/2020	3,888,000	3,894,234
3.70%, 11/24/2020	4,414,000	4,467,005
Toyota Motor Credit Corp.
2.20%, 01/10/2020	3,378,000	3,378,890
2.15%, 03/12/2020	5,870,000	5,874,518
1.95%, 04/17/2020	5,177,000	5,178,612
4.50%, 06/17/2020	3,438,000	3,486,446
		93,644,784
Banks-26.46%
Banco Bilbao Vizcaya Argentaria, S.A. (Spain), 3.00%, 10/20/2020	4,150,000	4,180,383
Bank of America Corp.
5.63%, 07/01/2020	10,850,000	11,072,255
2.63%, 10/19/2020	8,147,000	8,194,950
Series L, 2.25%, 04/21/2020	8,440,000	8,450,737
Bank of Montreal (Canada)
2.10%, 06/15/2020(b)	4,473,000	4,477,685
3.10%, 07/13/2020	4,332,000	4,362,623
	Principal Amount	Value
Banks-(continued)
Bank of Nova Scotia (The) (Canada)
2.15%, 07/14/2020	$4,919,000	$4,926,728
2.35%, 10/21/2020	4,279,000	4,297,576
Barclays Bank PLC (United Kingdom)
5.13%, 01/08/2020	3,985,000	3,996,657
5.14%, 10/14/2020	5,070,000	5,188,308
Barclays PLC (United Kingdom), 2.88%, 06/08/2020	4,000,000	4,013,864
BB&T Corp.
2.45%, 01/15/2020	5,482,000	5,483,017
2.63%, 06/29/2020	4,040,000	4,054,066
Branch Banking & Trust Co.
2.10%, 01/15/2020(b)	4,000,000	4,000,385
2.25%, 06/01/2020	4,250,000	4,255,727
Canadian Imperial Bank of Commerce (Canada), 2.10%, 10/05/2020	5,843,000	5,854,428
Citibank, N.A.
3.05%, 05/01/2020	9,000,000	9,033,289
2.10%, 06/12/2020	9,500,000	9,507,362
2.13%, 10/20/2020	10,050,000	10,063,667
Citigroup, Inc.
2.45%, 01/10/2020	7,092,000	7,092,623
2.40%, 02/18/2020	9,586,000	9,595,834
5.38%, 08/09/2020	4,294,000	4,392,492
2.65%, 10/26/2020	12,791,000	12,868,372
Citizens Bank, N.A.
2.25%, 03/02/2020	4,577,000	4,578,621
2.20%, 05/26/2020	3,903,000	3,906,097
2.25%, 10/30/2020	4,251,000	4,264,207
Deutsche Bank AG (Germany), 2.70%, 07/13/2020	6,268,000	6,268,745
Fifth Third Bancorp, 2.88%, 07/27/2020	4,919,000	4,944,050
Fifth Third Bank, 2.20%, 10/30/2020	4,200,000	4,210,285
First Horizon National Corp., 3.50%, 12/15/2020	2,792,000	2,826,357
Goldman Sachs Bank USA, 3.20%, 06/05/2020	4,501,000	4,530,621
HSBC Bank USA N.A., 4.88%, 08/24/2020	5,800,000	5,917,073
HSBC USA, Inc.
2.35%, 03/05/2020	7,851,000	7,858,527
2.75%, 08/07/2020	6,300,000	6,331,911
5.00%, 09/27/2020	3,900,000	3,992,197
Huntington National Bank (The)
2.38%, 03/10/2020	3,935,000	3,938,175
2.88%, 08/20/2020	3,882,000	3,905,014
JPMorgan Chase & Co.
2.25%, 01/23/2020	16,973,000	16,975,229
4.95%, 03/25/2020	6,376,000	6,435,856
2.75%, 06/23/2020	10,053,000	10,092,378
4.40%, 07/22/2020	11,222,000	11,395,675
4.25%, 10/15/2020	12,334,000	12,578,215
2.55%, 10/29/2020	11,287,000	11,341,317
KeyCorp, 2.90%, 09/15/2020	4,144,000	4,174,428
Lloyds Bank PLC (United Kingdom), 2.70%, 08/17/2020	3,900,000	3,926,427
Manufacturers and Traders Trust Co., 2.05%, 08/17/2020	4,015,000	4,018,565
National Bank of Canada (Canada)
2.15%, 06/12/2020	4,000,000	4,004,802
2.20%, 11/02/2020	4,450,000	4,463,772

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Banks-(continued)
PNC Bank, N.A.
2.00%, 05/19/2020	$4,020,000	$4,021,451
2.60%, 07/21/2020	4,250,000	4,266,172
2.45%, 11/05/2020	6,730,000	6,763,003
PNC Financial Services Group, Inc. (The)
5.13%, 02/08/2020	4,313,000	4,338,052
4.38%, 08/11/2020	3,194,000	3,247,143
Royal Bank of Canada (Canada)
2.13%, 03/02/2020	6,677,000	6,680,991
2.15%, 03/06/2020	3,962,000	3,964,746
2.15%, 10/26/2020	9,387,000	9,410,926
2.35%, 10/30/2020	6,738,000	6,764,723
Santander Holdings USA, Inc., 2.65%, 04/17/2020	4,407,000	4,416,081
Santander UK PLC (United Kingdom)
2.38%, 03/16/2020	4,056,000	4,059,920
2.13%, 11/03/2020	5,500,000	5,506,720
Skandinaviska Enskilda Banken AB (Sweden), 2.30%, 03/11/2020(b)	3,800,000	3,804,515
Sumitomo Mitsui Banking Corp. (Japan)
2.45%, 01/16/2020	8,025,000	8,030,273
2.51%, 01/17/2020	6,000,000	6,004,429
2.45%, 10/20/2020	3,850,000	3,868,521
SunTrust Banks, Inc., 2.25%, 01/31/2020	4,566,000	4,567,085
Svenska Handelsbanken AB (Sweden)
1.95%, 09/08/2020	4,000,000	4,000,692
2.40%, 10/01/2020	5,000,000	5,019,540
Toronto-Dominion Bank (The) (Canada)
3.00%, 06/11/2020	2,228,000	2,241,750
1.85%, 09/11/2020	3,941,000	3,941,274
2.50%, 12/14/2020	9,249,000	9,308,145
UBS AG (Switzerland), 4.88%, 08/04/2020	3,900,000	3,975,688
US Bank N.A.
2.35%, 01/23/2020	4,001,000	4,002,316
2.00%, 01/24/2020	5,580,000	5,580,634
3.05%, 07/24/2020	3,950,000	3,976,181
2.05%, 10/23/2020	4,720,000	4,726,401
Wells Fargo & Co.
2.60%, 07/22/2020	12,860,000	12,914,350
2.55%, 12/07/2020	9,207,000	9,262,255
Series N, 2.15%, 01/30/2020	9,370,000	9,372,426
Wells Fargo Bank, N.A., 2.40%, 01/15/2020	7,822,000	7,827,437
		482,105,412
Beverages-2.33%
Coca-Cola Co. (The)
1.88%, 10/27/2020	7,529,000	7,535,354
2.45%, 11/01/2020	5,894,000	5,929,969
3.15%, 11/15/2020	5,009,000	5,070,969
Constellation Brands, Inc., 2.25%, 11/06/2020	3,052,000	3,057,775
Diageo Capital PLC (United Kingdom)
3.00%, 05/18/2020	3,806,000	3,823,318
4.83%, 07/15/2020	3,604,000	3,669,111
PepsiCo., Inc.
1.85%, 04/30/2020	3,429,000	3,429,705
2.15%, 10/14/2020	5,044,000	5,058,181
3.13%, 11/01/2020	4,814,000	4,872,129
		42,446,511
Biotechnology-2.58%
AbbVie, Inc., 2.50%, 05/14/2020	17,640,000	17,670,461
	Principal Amount	Value
Biotechnology-(continued)
Amgen, Inc.
2.13%, 05/01/2020	$3,293,000	$3,295,649
2.20%, 05/11/2020	3,064,000	3,067,288
3.45%, 10/01/2020	4,540,000	4,593,624
Biogen, Inc., 2.90%, 09/15/2020	6,838,000	6,877,963
Gilead Sciences, Inc.
2.35%, 02/01/2020	2,241,000	2,242,752
2.55%, 09/01/2020	9,212,000	9,255,462
		47,003,199
Capital Markets-7.96%
Ameriprise Financial, Inc., 5.30%, 03/15/2020	3,416,000	3,447,546
Ares Capital Corp., 3.88%, 01/15/2020	2,757,000	2,759,404
Bank of New York Mellon Corp. (The)
4.60%, 01/15/2020	2,152,000	2,158,889
2.60%, 08/17/2020	4,913,000	4,935,284
2.45%, 11/27/2020	3,462,000	3,481,022
Series G, 2.15%, 02/24/2020	5,259,000	5,260,708
Charles Schwab Corp. (The), 4.45%, 07/22/2020	3,153,000	3,202,136
Credit Suisse AG (Switzerland)
5.40%, 01/14/2020	5,896,000	5,918,538
4.38%, 08/05/2020	6,404,000	6,507,605
Goldman Sachs Group, Inc. (The)
5.38%, 03/15/2020	13,029,000	13,153,138
2.60%, 04/23/2020	8,171,000	8,187,309
2.75%, 09/15/2020	9,730,000	9,780,742
2.60%, 12/27/2020	7,732,000	7,734,870
Series D, 6.00%, 06/15/2020	9,318,000	9,516,332
Moody’s Corp., 5.50%, 09/01/2020	2,538,000	2,601,812
Morgan Stanley
5.50%, 01/26/2020	9,250,000	9,297,317
2.65%, 01/27/2020	11,848,000	11,860,405
2.80%, 06/16/2020	11,342,000	11,391,821
Series F, 5.50%, 07/24/2020	9,050,000	9,255,542
Nomura Holdings, Inc. (Japan), 6.70%, 03/04/2020	6,906,000	6,986,818
Northern Trust Corp., 3.45%, 11/04/2020	2,038,000	2,067,685
State Street Corp., 2.55%, 08/18/2020	5,514,000	5,540,481
		145,045,404
Chemicals-0.47%
PPG Industries, Inc., 3.60%, 11/15/2020	2,209,000	2,241,716
Sherwin-Williams Co. (The), 2.25%, 05/15/2020(b)	6,372,000	6,376,714
		8,618,430
Commercial Services & Supplies-0.34%
Republic Services, Inc., 5.00%, 03/01/2020	3,781,000	3,807,986
Waste Management, Inc., 4.75%, 06/30/2020	2,322,000	2,357,410
		6,165,396
Communications Equipment-1.04%
Cisco Systems, Inc.
4.45%, 01/15/2020	11,711,000	11,744,376
2.45%, 06/15/2020	7,088,000	7,112,959
		18,857,335
Consumer Finance-3.31%
American Express Co., 2.20%, 10/30/2020	7,116,000	7,132,054

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
American Express Credit Corp.
2.20%, 03/03/2020	$9,072,000	$9,075,913
2.38%, 05/26/2020	8,026,000	8,039,129
Series F, 2.60%, 09/14/2020	7,056,000	7,087,828
Capital One Financial Corp.
2.50%, 05/12/2020	6,553,000	6,565,385
2.40%, 10/30/2020	2,936,000	2,945,941
Capital One N.A., 2.35%, 01/31/2020	6,600,000	6,601,849
Discover Bank
7.00%, 04/15/2020	4,001,000	4,071,315
3.10%, 06/04/2020	5,300,000	5,322,958
Synchrony Financial, 2.70%, 02/03/2020	3,402,000	3,403,681
		60,246,053
Containers & Packaging-0.12%
Packaging Corp. of America, 2.45%, 12/15/2020	2,198,000	2,211,994
Diversified Consumer Services-0.17%
Block Financial LLC, 4.13%, 10/01/2020	3,093,000	3,137,945
Diversified Financial Services-0.15%
Berkshire Hathaway Finance Corp., 2.90%, 10/15/2020	2,660,000	2,686,785
Diversified Telecommunication Services-1.09%
AT&T, Inc., 2.45%, 06/30/2020	13,177,000	13,197,836
Telefonica Emisiones S.A.U. (Spain), 5.13%, 04/27/2020	6,605,000	6,686,878
		19,884,714
Electric Utilities-1.93%
American Electric Power Co., Inc., 2.15%, 11/13/2020	2,245,000	2,248,745
Commonwealth Edison Co., 4.00%, 08/01/2020	2,454,000	2,475,628
Duke Energy Indiana LLC, 3.75%, 07/15/2020	2,456,000	2,485,701
Exelon Corp.
2.85%, 06/15/2020	4,159,000	4,174,509
5.15%, 12/01/2020	2,506,000	2,561,170
Exelon Generation Co. LLC
2.95%, 01/15/2020	4,943,000	4,945,779
4.00%, 10/01/2020	2,693,000	2,724,056
Georgia Power Co., Series C, 2.00%, 09/08/2020	2,297,000	2,297,319
Nevada Power Co., Series BB, 2.75%, 04/15/2020	2,661,000	2,668,029
NextEra Energy Capital Holdings, Inc., Series H, 3.34%, 09/01/2020	3,345,000	3,376,242
Southern Co. (The), 2.75%, 06/15/2020	2,652,000	2,661,179
Xcel Energy, Inc., 4.70%, 05/15/2020	2,504,000	2,507,609
		35,125,966
Entertainment-0.54%
TWDC Enterprises 18 Corp.
1.95%, 03/04/2020(b)	2,662,000	2,662,268
1.80%, 06/05/2020	3,829,000	3,827,764
2.15%, 09/17/2020	3,408,000	3,418,100
		9,908,132
Equity REITs-0.62%
American Tower Corp., 2.80%, 06/01/2020	3,815,000	3,827,055
ERP Operating L.P., 4.75%, 07/15/2020	2,691,000	2,735,003
	Principal Amount	Value
Equity REITs-(continued)
MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 03/01/2024	$2,232,000	$2,337,306
Simon Property Group L.P., 2.50%, 09/01/2020	2,413,000	2,418,855
		11,318,219
Food & Staples Retailing-1.74%
Costco Wholesale Corp., 1.75%, 02/15/2020	2,502,000	2,502,212
Kroger Co. (The), 6.15%, 01/15/2020	3,172,000	3,188,108
Sysco Corp., 2.60%, 10/01/2020	3,589,000	3,609,585
Walmart, Inc.
2.85%, 06/23/2020	5,879,000	5,915,625
3.63%, 07/08/2020	5,034,000	5,087,589
3.25%, 10/25/2020	5,717,000	5,790,632
1.90%, 12/15/2020	5,600,000	5,608,538
		31,702,289
Food Products-0.83%
Bunge Ltd. Finance Corp., 3.50%, 11/24/2020(b)	1,891,000	1,917,525
Kellogg Co., 4.00%, 12/15/2020	4,336,000	4,421,958
Mead Johnson Nutrition Co. (United Kingdom), 3.00%, 11/15/2020	3,319,000	3,352,501
Mondelez International, Inc.
5.38%, 02/10/2020	1,985,000	1,997,400
3.00%, 05/07/2020	3,360,000	3,375,341
		15,064,725
Health Care Equipment & Supplies-0.96%
Becton, Dickinson and Co.
2.40%, 06/05/2020	4,959,000	4,968,281
3.25%, 11/12/2020	3,208,000	3,243,650
Stryker Corp., 4.38%, 01/15/2020	2,150,000	2,155,689
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/2020	7,110,000	7,119,833
		17,487,453
Health Care Providers & Services-3.27%
Anthem, Inc.
4.35%, 08/15/2020	3,193,000	3,245,718
2.50%, 11/21/2020	4,243,000	4,264,575
Cardinal Health, Inc., 4.63%, 12/15/2020	2,334,000	2,394,288
Cigna Corp.
4.13%, 09/15/2020(c)	2,293,000	2,328,785
3.20%, 09/17/2020	6,022,000	6,075,563
CVS Health Corp.
3.13%, 03/09/2020	8,503,000	8,527,779
2.80%, 07/20/2020	11,877,000	11,932,956
Express Scripts Holding Co., 2.60%, 11/30/2020	2,216,000	2,228,219
Laboratory Corp. of America Holdings
2.63%, 02/01/2020	2,382,000	2,384,381
4.63%, 11/15/2020	2,421,000	2,464,263
Quest Diagnostics, Inc., 4.75%, 01/30/2020	2,315,000	2,324,165
UnitedHealth Group, Inc.
2.70%, 07/15/2020	7,100,000	7,134,307
1.95%, 10/15/2020	4,353,000	4,356,079
		59,661,078
Hotels, Restaurants & Leisure-0.75%
Carnival Corp., 3.95%, 10/15/2020	3,358,000	3,415,911

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
McDonald’s Corp.
2.20%, 05/26/2020	$3,227,000	$3,229,178
2.75%, 12/09/2020	4,805,000	4,844,457
Starbucks Corp., 2.20%, 11/22/2020	2,250,000	2,262,805
		13,752,351
Household Durables-0.12%
DR Horton, Inc., 4.00%, 02/15/2020	2,255,000	2,263,105
Household Products-0.17%
Procter & Gamble Co. (The), 1.90%, 10/23/2020	3,072,000	3,075,937
Industrial Conglomerates-2.85%
3M Co., 2.00%, 08/07/2020(b)	2,529,000	2,531,653
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	28,800,000	28,776,444
General Electric Co.
5.50%, 01/08/2020	5,431,000	5,447,520
2.20%, 01/09/2020	4,224,000	4,223,622
5.55%, 05/04/2020	2,417,000	2,450,305
4.38%, 09/16/2020	5,913,000	6,006,459
Roper Technologies, Inc., 3.00%, 12/15/2020	2,465,000	2,488,553
		51,924,556
Insurance-1.83%
AEGON Funding Co. LLC (Netherlands), 5.75%, 12/15/2020	2,485,000	2,580,545
American International Group, Inc.
3.38%, 08/15/2020	3,071,000	3,102,722
6.40%, 12/15/2020	3,160,000	3,299,677
Aon Corp., 5.00%, 09/30/2020	2,905,000	2,976,736
Chubb INA Holdings, Inc., 2.30%, 11/03/2020	6,293,000	6,310,726
Hartford Financial Services Group, Inc. (The), 5.50%, 03/30/2020	2,360,000	2,387,228
Manulife Financial Corp. (Canada), 4.90%, 09/17/2020	2,444,000	2,502,486
Marsh & McLennan Cos., Inc., 2.35%, 03/06/2020	2,433,000	2,434,530
Prudential Financial, Inc.
5.38%, 06/21/2020	2,937,000	2,990,741
4.50%, 11/15/2020	2,284,000	2,339,583
Travelers Cos., Inc. (The), 3.90%, 11/01/2020	2,326,000	2,366,461
		33,291,435
Internet & Direct Marketing Retail-0.72%
Amazon.com, Inc., 1.90%, 08/21/2020	4,672,000	4,677,081
eBay, Inc.
2.15%, 06/05/2020	2,440,000	2,442,918
3.25%, 10/15/2020	2,556,000	2,576,296
Expedia Group, Inc., 5.95%, 08/15/2020	3,311,000	3,399,058
		13,095,353
IT Services-2.34%
Automatic Data Processing, Inc., 2.25%, 09/15/2020	4,552,000	4,565,643
Fidelity National Information Services, Inc., 3.63%, 10/15/2020	6,397,000	6,475,657
Fiserv, Inc., 2.70%, 06/01/2020	3,883,000	3,894,038
	Principal Amount	Value
IT Services-(continued)
International Business Machines Corp.
1.90%, 01/27/2020	$3,900,000	$3,900,491
1.63%, 05/15/2020	6,000,000	5,997,307
VeriSign, Inc., 4.63%, 05/01/2023	3,603,000	3,670,520
Visa, Inc., 2.20%, 12/14/2020	14,044,000	14,100,384
		42,604,040
Machinery-1.50%
Caterpillar Financial Services Corp.
2.10%, 01/10/2020	4,430,000	4,430,718
2.00%, 03/05/2020(b)	2,288,000	2,288,315
2.95%, 05/15/2020	2,784,000	2,798,449
1.85%, 09/04/2020	4,799,000	4,796,754
CNH Industrial Capital LLC, 4.38%, 11/06/2020	3,481,000	3,553,822
John Deere Capital Corp.
1.70%, 01/15/2020	2,829,000	2,828,214
2.05%, 03/10/2020	2,443,000	2,443,778
1.95%, 06/22/2020	2,104,000	2,104,877
2.38%, 07/14/2020	2,032,000	2,039,651
		27,284,578
Media-1.09%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 3.58%, 07/23/2020	9,886,000	9,958,168
Omnicom Group, Inc./Omnicom Capital, Inc., 4.45%, 08/15/2020	2,759,000	2,807,477
Time Warner Cable LLC, 5.00%, 02/01/2020	7,088,000	7,117,179
		19,882,824
Multiline Retail-0.38%
Nordstrom, Inc., 4.75%, 05/01/2020	2,192,000	2,215,730
Target Corp., 3.88%, 07/15/2020	4,599,000	4,655,380
		6,871,110
Multi-Utilities-0.71%
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	3,090,000	3,110,269
Dominion Energy, Inc., 2.58%, 07/01/2020	5,002,000	5,014,594
Sempra Energy
2.40%, 02/01/2020	2,228,000	2,227,354
2.40%, 03/15/2020	2,498,000	2,499,587
		12,851,804
Oil, Gas & Consumable Fuels-7.74%
BP Capital Markets PLC (United Kingdom)
2.52%, 01/15/2020	5,853,000	5,857,132
2.32%, 02/13/2020	8,243,000	8,249,106
Chevron Corp.
1.96%, 03/03/2020	8,315,000	8,315,332
1.99%, 03/03/2020	2,825,000	2,826,141
2.43%, 06/24/2020	4,806,000	4,819,872
2.42%, 11/17/2020	5,617,000	5,649,684
Columbia Pipeline Group, Inc., 3.30%, 06/01/2020	3,593,000	3,611,018
Concho Resources, Inc., 4.38%, 01/15/2025	2,750,000	2,843,636
Continental Resources, Inc., 5.00%, 09/15/2022	7,929,000	7,979,232
Diamondback Energy, Inc., 5.38%, 05/31/2025	3,901,000	4,111,927

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enbridge Energy Partners L.P.
5.20%, 03/15/2020	$2,262,000	$2,280,010
4.38%, 10/15/2020	2,372,000	2,413,629
Energy Transfer Operating L.P., 4.15%, 10/01/2020	4,966,000	5,027,354
Enterprise Products Operating LLC
5.25%, 01/31/2020	4,525,000	4,547,812
5.20%, 09/01/2020	4,548,000	4,653,875
EOG Resources, Inc.
2.45%, 04/01/2020	2,233,000	2,235,668
4.40%, 06/01/2020	2,056,000	2,079,937
EQT Corp., 2.50%, 10/01/2020	2,198,000	2,194,989
Exxon Mobil Corp., 1.91%, 03/06/2020	7,124,000	7,125,308
Kinder Morgan Energy Partners L.P.
6.85%, 02/15/2020	3,161,000	3,189,420
6.50%, 04/01/2020	2,518,000	2,553,467
5.30%, 09/15/2020	2,895,000	2,965,082
Marathon Petroleum Corp., 3.40%, 12/15/2020	2,997,000	3,031,797
Plains All American Pipeline L.P./PAA Finance Corp., 5.75%, 01/15/2020	2,152,000	2,160,365
Shell International Finance B.V. (Netherlands)
4.38%, 03/25/2020	5,622,000	5,665,809
2.13%, 05/11/2020	9,586,000	9,599,020
2.25%, 11/10/2020	5,460,000	5,481,546
Total Capital S.A. (France), 4.45%, 06/24/2020	5,582,000	5,660,300
TransCanada PipeLines Ltd. (Canada), 3.80%, 10/01/2020	4,419,000	4,486,049
Williams Cos., Inc. (The)
5.25%, 03/15/2020	6,788,000	6,847,283
4.13%, 11/15/2020	2,624,000	2,660,008
		141,121,808
Personal Products-0.59%
Estee Lauder Cos., Inc. (The), 1.80%, 02/07/2020	2,786,000	2,784,791
Unilever Capital Corp. (United Kingdom)
1.80%, 05/05/2020	4,000,000	3,999,284
2.10%, 07/30/2020	3,904,000	3,908,107
		10,692,182
Pharmaceuticals-3.14%
Allergan Funding SCS, 3.00%, 03/12/2020	14,288,000	14,312,626
Allergan, Inc., 3.38%, 09/15/2020	3,190,000	3,215,428
AstraZeneca PLC (United Kingdom), 2.38%, 11/16/2020	7,426,000	7,456,333
Bristol-Myers Squibb Co.
2.88%, 08/15/2020(c)	6,441,000	6,486,139
3.95%, 10/15/2020(c)	1,999,000	2,034,449
Johnson & Johnson
2.95%, 09/01/2020	2,802,000	2,826,752
1.95%, 11/10/2020	865,000	867,096
Merck & Co., Inc., 1.85%, 02/10/2020	5,903,000	5,903,506
Mylan N.V., 3.75%, 12/15/2020	2,395,000	2,426,801
Novartis Capital Corp. (Switzerland)
1.80%, 02/14/2020	4,779,000	4,777,917
4.40%, 04/24/2020	4,687,000	4,732,769
Zoetis, Inc., 3.45%, 11/13/2020	2,159,000	2,184,528
		57,224,344
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-2.32%
Applied Materials, Inc., 2.63%, 10/01/2020	$3,115,000	$3,132,596
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.38%, 01/15/2020	12,899,000	12,901,201
Intel Corp.
1.85%, 05/11/2020	4,839,000	4,839,386
2.45%, 07/29/2020	8,243,000	8,275,916
Lam Research Corp., 2.75%, 03/15/2020	2,478,000	2,481,259
QUALCOMM, Inc., 2.25%, 05/20/2020	8,154,000	8,167,962
Texas Instruments, Inc., 1.75%, 05/01/2020	2,419,000	2,416,992
		42,215,312
Software-2.66%
Adobe, Inc., 4.75%, 02/01/2020	4,133,000	4,152,281
Microsoft Corp.
1.85%, 02/06/2020	6,975,000	6,976,022
1.85%, 02/12/2020	7,078,000	7,078,130
3.00%, 10/01/2020	4,601,000	4,648,693
2.00%, 11/03/2020	10,873,000	10,900,680
NortonLifeLock, Inc., 4.20%, 09/15/2020	3,696,000	3,732,753
Oracle Corp., 3.88%, 07/15/2020	4,887,000	4,949,623
VMware, Inc., 2.30%, 08/21/2020	6,032,000	6,039,917
		48,478,099
Specialty Retail-0.58%
AutoZone, Inc., 4.00%, 11/15/2020	2,421,000	2,454,399
Home Depot, Inc. (The)
1.80%, 06/05/2020	3,563,000	3,560,709
3.95%, 09/15/2020	2,424,000	2,451,043
Lowe’s Cos., Inc., 4.63%, 04/15/2020	2,163,000	2,166,764
		10,632,915
Technology Hardware, Storage & Peripherals-2.37%
Apple, Inc.
1.55%, 02/07/2020	6,137,000	6,133,151
1.90%, 02/07/2020	4,509,000	4,509,082
2.00%, 05/06/2020	6,069,000	6,073,499
1.80%, 05/11/2020	4,550,000	4,550,299
2.00%, 11/13/2020	4,517,000	4,527,221
Hewlett Packard Enterprise Co., 3.60%, 10/15/2020	14,142,000	14,308,005
HP, Inc., 3.75%, 12/01/2020	2,962,000	3,009,962
		43,111,219
Tobacco-1.13%
Altria Group, Inc., 2.63%, 01/14/2020	5,004,000	5,005,962
Philip Morris International, Inc.
2.00%, 02/21/2020	4,358,000	4,357,750
4.50%, 03/26/2020	4,763,000	4,800,560
Reynolds American, Inc. (United Kingdom)
6.88%, 05/01/2020	3,085,000	3,143,755
3.25%, 06/12/2020	3,319,000	3,338,262
		20,646,289
Trading Companies & Distributors-0.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.25%, 07/01/2020	3,901,000	3,946,692
4.63%, 10/30/2020	4,050,000	4,140,444

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-(continued)
Air Lease Corp., 2.13%, 01/15/2020	$2,644,000	$2,643,922
International Lease Finance Corp., 8.25%, 12/15/2020	4,167,000	4,424,410
		15,155,468
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,783,425,027)		1,790,118,433
	Shares
Money Market Funds-0.99%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $18,105,294)	18,105,294	18,105,294
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.23% (Cost $1,801,530,321)		1,808,223,727
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	3,014,758	$3,014,758
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	997,739	998,139
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,012,897)		4,012,897
TOTAL INVESTMENTS IN SECURITIES-99.45% (Cost $1,805,543,218)		1,812,236,624
OTHER ASSETS LESS LIABILITIES-0.55%		10,044,430
NET ASSETS-100.00%		$1,822,281,054

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $10,849,373, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.06%
Aerospace & Defense-1.84%
Arconic, Inc., 5.40%, 04/15/2021	$5,014,000	$5,169,711
General Dynamics Corp.
3.00%, 05/11/2021	8,136,000	8,270,669
3.88%, 07/15/2021	1,719,000	1,766,866
L3Harris Technologies, Inc., 4.95%, 02/15/2021(b)	2,468,000	2,532,596
Lockheed Martin Corp., 3.35%, 09/15/2021	3,389,000	3,470,808
Northrop Grumman Corp., 3.50%, 03/15/2021	2,829,000	2,885,072
United Technologies Corp.
3.35%, 08/16/2021	4,134,000	4,228,937
1.95%, 11/01/2021	3,017,000	3,015,864
		31,340,523
Air Freight & Logistics-0.52%
United Parcel Service, Inc.
3.13%, 01/15/2021	5,947,000	6,031,095
2.05%, 04/01/2021	2,735,000	2,743,778
		8,774,873
Airlines-0.14%
Delta Air Lines, Inc., 3.40%, 04/19/2021	2,415,000	2,446,455
Automobiles-5.21%
American Honda Finance Corp.
2.65%, 02/12/2021	2,988,000	3,014,585
1.65%, 07/12/2021	2,691,000	2,682,019
1.70%, 09/09/2021	4,299,000	4,286,883
Ford Motor Credit Co. LLC
3.20%, 01/15/2021	4,800,000	4,820,161
5.75%, 02/01/2021	4,700,000	4,852,706
3.34%, 03/18/2021	6,500,000	6,536,892
3.47%, 04/05/2021	3,700,000	3,725,996
5.88%, 08/02/2021	8,250,000	8,639,885
3.81%, 10/12/2021	4,300,000	4,364,356
General Motors Financial Co., Inc.
4.20%, 03/01/2021	6,025,000	6,153,491
3.55%, 04/09/2021	3,709,000	3,768,771
3.20%, 07/06/2021	8,164,000	8,267,765
4.38%, 09/25/2021	5,137,000	5,315,230
Toyota Motor Corp. (Japan), 3.18%, 07/20/2021	2,994,000	3,058,500
Toyota Motor Credit Corp.
4.25%, 01/11/2021	3,046,000	3,125,636
1.90%, 04/08/2021	5,097,000	5,103,210
2.95%, 04/13/2021	3,924,000	3,985,587
2.75%, 05/17/2021	2,903,000	2,940,799
3.40%, 09/15/2021	3,949,000	4,057,978
		88,700,450
Banks-31.32%
Bank of America Corp.
5.88%, 01/05/2021	4,190,000	4,366,635
2.63%, 04/19/2021	8,119,000	8,194,717
5.00%, 05/13/2021	5,660,000	5,899,620
Bank of Montreal (Canada)
1.90%, 08/27/2021	7,710,000	7,705,916
Series D, 3.10%, 04/13/2021	5,672,000	5,763,151
	Principal Amount	Value
Banks-(continued)
Bank of Nova Scotia (The) (Canada)
2.50%, 01/08/2021	$3,706,000	$3,731,734
4.38%, 01/13/2021	2,970,000	3,050,479
2.45%, 03/22/2021	5,341,000	5,380,784
3.13%, 04/20/2021	4,939,000	5,024,044
2.80%, 07/21/2021	4,445,000	4,511,174
Barclays Bank PLC (United Kingdom), 2.65%, 01/11/2021	8,000,000	8,048,897
Barclays PLC (United Kingdom)
3.25%, 01/12/2021	5,500,000	5,559,865
3.20%, 08/10/2021	5,220,000	5,289,822
BB&T Corp.
2.15%, 02/01/2021	3,709,000	3,714,387
2.05%, 05/10/2021	4,815,000	4,820,083
3.20%, 09/03/2021	2,105,000	2,146,542
BBVA USA, 3.50%, 06/11/2021	4,000,000	4,070,713
BNP Paribas S.A. (France), 5.00%, 01/15/2021	11,809,000	12,204,836
BPCE S.A. (France)
2.65%, 02/03/2021	3,750,000	3,779,137
2.75%, 12/02/2021	4,300,000	4,361,331
Branch Banking & Trust Co., 2.85%, 04/01/2021	4,000,000	4,042,967
Canadian Imperial Bank of Commerce (Canada), 2.70%, 02/02/2021(c)	2,847,000	2,873,120
Citibank, N.A.
2.85%, 02/12/2021	5,550,000	5,602,375
3.40%, 07/23/2021	6,300,000	6,433,283
Citigroup, Inc.
2.70%, 03/30/2021	9,938,000	10,024,559
2.35%, 08/02/2021	7,148,000	7,181,752
2.90%, 12/08/2021	10,160,000	10,315,905
Citizens Bank, N.A., 2.55%, 05/13/2021	3,750,000	3,776,749
Cooperatieve Rabobank U.A. (Netherlands)
4.50%, 01/11/2021	5,744,000	5,902,924
2.50%, 01/19/2021	9,350,000	9,408,937
3.13%, 04/26/2021	4,250,000	4,318,531
Deutsche Bank AG (Germany)
3.13%, 01/13/2021	3,400,000	3,408,296
3.15%, 01/22/2021	4,904,000	4,911,806
3.38%, 05/12/2021	4,100,000	4,128,899
4.25%, 10/14/2021	13,858,000	14,173,175
Fifth Third Bank
2.25%, 06/14/2021	4,350,000	4,369,237
3.35%, 07/26/2021	3,700,000	3,780,297
2.88%, 10/01/2021	3,627,000	3,678,777
HSBC Holdings PLC (United Kingdom)
3.40%, 03/08/2021	11,800,000	11,991,327
5.10%, 04/05/2021	9,681,000	10,062,338
2.95%, 05/25/2021	10,300,000	10,434,553
Huntington Bancshares, Inc., 3.15%, 03/14/2021	3,864,000	3,914,580
Huntington National Bank (The), 3.25%, 05/14/2021	4,000,000	4,067,046
JPMorgan Chase & Co.
2.55%, 03/01/2021	9,661,000	9,727,851
4.63%, 05/10/2021	7,877,000	8,168,341
2.40%, 06/07/2021	5,949,000	5,983,840
2.30%, 08/15/2021	10,639,000	10,666,860
4.35%, 08/15/2021	12,120,000	12,595,110

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Banks-(continued)
KeyBank N.A.
3.35%, 06/15/2021	$4,000,000	$4,082,803
2.50%, 11/22/2021	3,700,000	3,736,090
KeyCorp, 5.10%, 03/24/2021	3,771,000	3,919,714
Lloyds Bank PLC (United Kingdom), 6.38%, 01/21/2021	4,268,000	4,480,386
Lloyds Banking Group PLC (United Kingdom), 3.10%, 07/06/2021	3,700,000	3,758,002
Manufacturers and Traders Trust Co., 2.63%, 01/25/2021	4,000,000	4,029,152
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 03/01/2021	8,576,000	8,673,196
3.54%, 07/26/2021	2,901,000	2,969,186
2.19%, 09/13/2021	5,800,000	5,810,467
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/2021	4,400,000	4,411,675
PNC Bank, N.A.
2.50%, 01/22/2021	3,700,000	3,721,191
2.15%, 04/29/2021	5,400,000	5,417,703
2.55%, 12/09/2021	3,650,000	3,694,256
Regions Bank, 2.75%, 04/01/2021	3,750,000	3,779,424
Regions Financial Corp., 3.20%, 02/08/2021	4,289,000	4,341,423
Royal Bank of Canada (Canada)
2.50%, 01/19/2021	4,639,000	4,666,614
3.20%, 04/30/2021	5,963,000	6,069,382
Santander UK Group Holdings PLC (United Kingdom)
3.13%, 01/08/2021	3,894,000	3,930,342
2.88%, 08/05/2021	5,100,000	5,153,649
Santander UK PLC (United Kingdom), 2.50%, 01/05/2021	3,700,000	3,716,308
Skandinaviska Enskilda Banken AB (Sweden)
2.63%, 03/15/2021	4,050,000	4,078,866
1.88%, 09/13/2021	3,810,000	3,802,182
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.93%, 03/09/2021	7,229,000	7,316,277
2.06%, 07/14/2021	6,890,000	6,897,598
2.44%, 10/19/2021	5,656,000	5,702,932
SunTrust Banks, Inc., 2.90%, 03/03/2021	3,655,000	3,690,056
Svenska Handelsbanken AB (Sweden)
2.45%, 03/30/2021	6,000,000	6,044,775
3.35%, 05/24/2021	4,500,000	4,588,619
1.88%, 09/07/2021	4,000,000	3,995,914
Synchrony Bank, 3.65%, 05/24/2021	3,850,000	3,920,642
Toronto-Dominion Bank (The) (Canada)
2.55%, 01/25/2021	3,929,000	3,960,580
2.13%, 04/07/2021	6,867,000	6,893,384
3.25%, 06/11/2021	3,840,000	3,921,589
1.80%, 07/13/2021(c)	6,419,000	6,417,376
U.S. Bancorp
2.35%, 01/29/2021	5,703,000	5,733,256
4.13%, 05/24/2021	3,803,000	3,921,288
US Bank N.A., 3.15%, 04/26/2021	4,250,000	4,320,517
Wells Fargo & Co.
3.00%, 01/22/2021	5,727,000	5,794,991
2.50%, 03/04/2021	10,952,000	11,022,124
4.60%, 04/01/2021	10,210,000	10,547,428
2.10%, 07/26/2021	12,309,000	12,338,134
Wells Fargo Bank, N.A., 2.60%, 01/15/2021	10,200,000	10,278,286
Zions Bancorp. N.A., 3.50%, 08/27/2021	4,000,000	4,088,946
		533,204,025
	Principal Amount	Value
Beverages-1.47%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.38%, 02/15/2021	$10,000	$10,250
Coca-Cola Co. (The)
1.55%, 09/01/2021	4,038,000	4,021,731
3.30%, 09/01/2021	5,246,000	5,382,529
Constellation Brands, Inc., 3.75%, 05/01/2021	1,775,000	1,816,261
Molson Coors Brewing Co., 2.10%, 07/15/2021	4,095,000	4,092,267
PepsiCo., Inc.
2.00%, 04/15/2021	3,893,000	3,903,091
3.00%, 08/25/2021	2,772,000	2,837,080
1.70%, 10/06/2021	2,950,000	2,948,404
		25,011,613
Biotechnology-2.58%
AbbVie, Inc., 2.30%, 05/14/2021	7,059,000	7,097,918
Amgen, Inc.
4.10%, 06/15/2021	4,084,000	4,196,428
1.85%, 08/19/2021	3,032,000	3,026,006
3.88%, 11/15/2021	6,521,000	6,720,789
Gilead Sciences, Inc.
4.50%, 04/01/2021	3,946,000	4,055,939
4.40%, 12/01/2021	4,933,000	5,148,359
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/2021	13,531,000	13,595,805
		43,841,244
Capital Markets-7.25%
Bank of New York Mellon Corp. (The)
4.15%, 02/01/2021	1,768,000	1,813,224
2.50%, 04/15/2021	3,847,000	3,876,828
2.05%, 05/03/2021	4,652,000	4,661,329
3.55%, 09/23/2021	6,174,000	6,351,725
BlackRock, Inc., 4.25%, 05/24/2021	2,871,000	2,972,998
Charles Schwab Corp. (The), 3.25%, 05/21/2021	2,365,000	2,407,997
Credit Suisse AG (Switzerland), 3.00%, 10/29/2021	7,080,000	7,207,772
Goldman Sachs Group, Inc. (The)
2.88%, 02/25/2021	5,196,000	5,246,217
2.63%, 04/25/2021	6,052,000	6,095,913
5.25%, 07/27/2021	15,265,000	16,046,226
2.35%, 11/15/2021	8,412,000	8,449,636
Jefferies Group LLC, 6.88%, 04/15/2021	3,370,000	3,566,267
Moody’s Corp., 2.75%, 12/15/2021	2,111,000	2,141,220
Morgan Stanley
5.75%, 01/25/2021	10,599,000	11,043,925
2.50%, 04/21/2021	10,203,000	10,268,579
5.50%, 07/28/2021	10,138,000	10,710,006
2.63%, 11/17/2021	13,329,000	13,477,674
Northern Trust Corp., 3.38%, 08/23/2021	2,055,000	2,107,542
State Street Corp.
4.38%, 03/07/2021	2,336,000	2,408,248
1.95%, 05/19/2021	2,613,000	2,617,095
		123,470,421
Chemicals-0.77%
Ecolab, Inc., 4.35%, 12/08/2021	4,570,000	4,781,295
Lyondellbasell Industries N.V., 6.00%, 11/15/2021	4,100,000	4,358,423

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
Praxair, Inc.
4.05%, 03/15/2021	$1,807,000	$1,857,663
3.00%, 09/01/2021	2,088,000	2,127,389
		13,124,770
Commercial Services & Supplies-0.13%
Republic Services, Inc., 5.25%, 11/15/2021	2,110,000	2,241,159
Communications Equipment-1.15%
Cisco Systems, Inc.
2.20%, 02/28/2021	9,774,000	9,825,585
2.90%, 03/04/2021	1,721,000	1,743,540
1.85%, 09/20/2021	7,982,000	7,984,013
		19,553,138
Consumer Finance-2.42%
Ally Financial, Inc., 4.25%, 04/15/2021	3,536,000	3,638,898
American Express Co., 3.38%, 05/17/2021	4,556,000	4,644,406
American Express Credit Corp., 2.25%, 05/05/2021	6,479,000	6,511,149
Capital One Financial Corp.
3.45%, 04/30/2021	5,117,000	5,209,565
4.75%, 07/15/2021	4,661,000	4,854,997
Capital One N.A.
2.95%, 07/23/2021	5,250,000	5,320,023
2.25%, 09/13/2021	4,000,000	4,008,944
Discover Bank, 3.20%, 08/09/2021	3,850,000	3,914,457
HSBC Finance Corp., 6.68%, 01/15/2021	18,000	18,788
Synchrony Financial, 3.75%, 08/15/2021	2,960,000	3,034,087
		41,155,314
Containers & Packaging-0.11%
International Paper Co., 7.50%, 08/15/2021	1,766,000	1,918,351
Diversified Financial Services-0.58%
Berkshire Hathaway Finance Corp., 4.25%, 01/15/2021	3,487,000	3,579,248
Berkshire Hathaway, Inc.
2.20%, 03/15/2021	4,018,000	4,039,205
3.75%, 08/15/2021	2,182,000	2,253,267
		9,871,720
Diversified Telecommunication Services-2.34%
AT&T, Inc.
4.60%, 02/15/2021	2,664,000	2,733,187
2.80%, 02/17/2021	6,792,000	6,853,260
4.45%, 05/15/2021	3,657,000	3,783,960
3.88%, 08/15/2021	4,753,000	4,900,330
Orange S.A. (France), 4.13%, 09/14/2021	4,133,000	4,292,999
Qwest Corp., 6.75%, 12/01/2021	3,626,000	3,889,628
Telefonica Emisiones S.A.U. (Spain), 5.46%, 02/16/2021	6,398,000	6,658,142
Verizon Communications, Inc.
3.45%, 03/15/2021	2,699,000	2,754,308
4.60%, 04/01/2021	3,904,000	4,039,530
		39,905,344
Electric Utilities-1.81%
Duke Energy Carolinas LLC, 3.90%, 06/15/2021	2,069,000	2,121,576
Duke Energy Corp.
1.80%, 09/01/2021	2,863,000	2,855,109
3.55%, 09/15/2021	1,908,000	1,951,559
Duke Energy Progress LLC, 3.00%, 09/15/2021	2,286,000	2,324,868
	Principal Amount	Value
Electric Utilities-(continued)
Emera US Finance L.P. (Canada), 2.70%, 06/15/2021	$2,860,000	$2,881,493
NextEra Energy Capital Holdings, Inc., 2.40%, 09/01/2021	6,228,000	6,265,693
Ohio Power Co., Series M, 5.38%, 10/01/2021	1,981,000	2,101,412
Progress Energy, Inc., 4.40%, 01/15/2021	2,013,000	2,054,684
Southern California Edison Co., 3.88%, 06/01/2021	2,042,000	2,086,546
Southern Co. (The), 2.35%, 07/01/2021	6,204,000	6,230,247
		30,873,187
Electrical Equipment-0.13%
Emerson Electric Co., 2.63%, 12/01/2021	2,186,000	2,218,581
Energy Equipment & Services-0.15%
Halliburton Co., 3.25%, 11/15/2021	2,449,000	2,495,599
Entertainment-1.03%
Activision Blizzard, Inc., 2.30%, 09/15/2021	2,440,000	2,450,464
Electronic Arts, Inc., 3.70%, 03/01/2021	2,565,000	2,614,743
TWDC Enterprises 18 Corp.
2.30%, 02/12/2021	2,864,000	2,881,386
3.75%, 06/01/2021	1,957,000	2,013,305
2.75%, 08/16/2021	2,972,000	3,017,669
Viacom, Inc.
4.50%, 03/01/2021	2,283,000	2,340,882
3.88%, 12/15/2021	2,214,000	2,291,503
		17,609,952
Equity REITs-2.09%
American Tower Corp.
3.30%, 02/15/2021	3,082,000	3,124,218
3.45%, 09/15/2021	2,491,000	2,546,957
5.90%, 11/01/2021	2,021,000	2,160,429
Boston Properties L.P., 4.13%, 05/15/2021	3,852,000	3,947,438
Crown Castle International Corp.
3.40%, 02/15/2021	3,514,000	3,562,237
2.25%, 09/01/2021	2,829,000	2,833,515
Equinix, Inc., 5.88%, 01/15/2026	4,805,000	5,104,460
ERP Operating L.P., 4.63%, 12/15/2021	3,076,000	3,218,799
Kimco Realty Corp., 3.20%, 05/01/2021	1,979,000	2,006,631
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026	2,222,000	2,366,502
Simon Property Group L.P., 2.50%, 07/15/2021	2,383,000	2,403,320
Weyerhaeuser Co., 4.70%, 03/15/2021	2,315,000	2,377,449
		35,651,955
Food & Staples Retailing-1.55%
Costco Wholesale Corp., 2.15%, 05/18/2021	4,041,000	4,064,520
Kroger Co. (The)
3.30%, 01/15/2021	2,829,000	2,866,635
2.95%, 11/01/2021	1,624,000	1,650,437
Sysco Corp., 2.50%, 07/15/2021	1,695,000	1,708,093
Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	5,655,000	5,741,129
Walmart, Inc.
4.25%, 04/15/2021(c)	2,883,000	2,979,586
3.13%, 06/23/2021	7,201,000	7,352,411
		26,362,811

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Food Products-1.09%
Archer-Daniels-Midland Co., 4.48%, 03/01/2021	$1,715,000	$1,768,185
Campbell Soup Co.
3.30%, 03/15/2021	3,243,000	3,290,678
4.25%, 04/15/2021	1,326,000	1,362,086
General Mills, Inc.
3.20%, 04/16/2021	2,415,000	2,456,023
3.15%, 12/15/2021	4,117,000	4,202,758
JM Smucker Co. (The), 3.50%, 10/15/2021	3,080,000	3,163,726
Tyson Foods, Inc., 2.25%, 08/23/2021	2,303,000	2,313,291
		18,556,747
Gas Utilities-0.10%
National Fuel Gas Co., 4.90%, 12/01/2021	1,578,000	1,644,824
Health Care Equipment & Supplies-1.09%
Abbott Laboratories, 2.90%, 11/30/2021	11,660,000	11,874,166
Becton, Dickinson and Co., 3.13%, 11/08/2021	4,080,000	4,153,579
Stryker Corp., 2.63%, 03/15/2021	2,452,000	2,468,412
		18,496,157
Health Care Providers & Services-2.44%
AmerisourceBergen Corp., 3.50%, 11/15/2021	1,671,000	1,710,900
Anthem, Inc., 3.70%, 08/15/2021	2,712,000	2,772,841
Cigna Corp.
3.30%, 02/25/2021(b)	1,669,000	1,689,729
4.75%, 11/15/2021(b)	4,764,000	4,985,829
CVS Health Corp.
3.35%, 03/09/2021	11,211,000	11,393,541
2.13%, 06/01/2021	7,014,000	7,018,871
McKesson Corp., 4.75%, 03/01/2021	1,731,000	1,772,915
Quest Diagnostics, Inc., 4.70%, 04/01/2021	1,579,000	1,633,326
UnitedHealth Group, Inc.
2.13%, 03/15/2021	3,263,000	3,271,942
3.38%, 11/15/2021	2,091,000	2,140,347
2.88%, 12/15/2021	3,080,000	3,135,897
		41,526,138
Hotels, Restaurants & Leisure-0.18%
Starbucks Corp., 2.10%, 02/04/2021	3,018,000	3,025,867
Household Durables-0.26%
Lennar Corp., 4.75%, 04/01/2021	1,815,000	1,862,190
Tupperware Brands Corp., 4.75%, 06/01/2021(c)	2,583,000	2,578,047
		4,440,237
Household Products-0.30%
Procter & Gamble Co. (The)
1.85%, 02/02/2021	2,429,000	2,431,857
1.70%, 11/03/2021	2,704,000	2,704,240
		5,136,097
Industrial Conglomerates-1.75%
3M Co., 1.63%, 09/19/2021	2,615,000	2,605,660
General Electric Co.
4.63%, 01/07/2021	4,647,000	4,771,070
5.30%, 02/11/2021	4,535,000	4,689,515
4.65%, 10/17/2021	6,144,000	6,421,869
	Principal Amount	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc.
4.25%, 03/01/2021	$3,096,000	$3,189,371
1.85%, 11/01/2021	5,992,000	5,989,758
Roper Technologies, Inc., 2.80%, 12/15/2021	2,004,000	2,031,568
		29,698,811
Insurance-0.72%
American International Group, Inc., 3.30%, 03/01/2021	6,206,000	6,298,690
Marsh & McLennan Cos., Inc., 4.80%, 07/15/2021	2,086,000	2,167,829
Progressive Corp. (The), 3.75%, 08/23/2021	2,014,000	2,078,732
Willis Towers Watson PLC, 5.75%, 03/15/2021	1,658,000	1,732,173
		12,277,424
Interactive Media & Services-0.20%
Alphabet, Inc., 3.63%, 05/19/2021	3,241,000	3,323,230
Internet & Direct Marketing Retail-0.43%
Amazon.com, Inc., 3.30%, 12/05/2021	4,178,000	4,289,194
eBay, Inc., 2.88%, 08/01/2021	3,051,000	3,088,657
		7,377,851
IT Services-0.90%
Fidelity National Information Services, Inc., 2.25%, 08/15/2021	2,743,000	2,752,732
Global Payments, Inc., 3.80%, 04/01/2021	2,901,000	2,959,239
International Business Machines Corp.
2.25%, 02/19/2021	3,400,000	3,415,620
2.90%, 11/01/2021	3,600,000	3,664,946
Mastercard, Inc., 2.00%, 11/21/2021	2,576,000	2,585,498
		15,378,035
Machinery-1.98%
Caterpillar Financial Services Corp.
1.70%, 08/09/2021	4,400,000	4,382,343
3.15%, 09/07/2021	3,174,000	3,242,446
Caterpillar, Inc., 3.90%, 05/27/2021	5,097,000	5,243,298
CNH Industrial Capital LLC, 4.88%, 04/01/2021	2,314,000	2,394,620
Fortive Corp., 2.35%, 06/15/2021	2,976,000	2,980,874
John Deere Capital Corp.
2.35%, 01/08/2021	2,164,000	2,174,893
2.55%, 01/08/2021	1,984,000	1,998,879
2.80%, 03/04/2021	2,007,000	2,030,362
3.90%, 07/12/2021	1,986,000	2,046,778
3.13%, 09/10/2021	2,501,000	2,554,502
3.15%, 10/15/2021	2,081,000	2,128,706
Xylem, Inc., 4.88%, 10/01/2021	2,429,000	2,545,764
		33,723,465
Media-1.29%
Discovery Communications LLC, 4.38%, 06/15/2021	2,632,000	2,715,243
NBCUniversal Media LLC, 4.38%, 04/01/2021	8,618,000	8,889,347
Time Warner Cable LLC
4.13%, 02/15/2021	2,858,000	2,906,002
4.00%, 09/01/2021	3,880,000	3,973,567
WPP Finance 2010 (United Kingdom), 4.75%, 11/21/2021	3,240,000	3,393,126
		21,877,285

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Metals & Mining-0.43%
ArcelorMittal S.A. (Luxembourg), 5.50%, 03/01/2021	$3,390,000	$3,519,439
Goldcorp, Inc. (Canada), 3.63%, 06/09/2021	1,693,000	1,716,099
Kinross Gold Corp. (Canada), 5.13%, 09/01/2021	2,018,000	2,103,260
		7,338,798
Multiline Retail-0.24%
Macy’s Retail Holdings, Inc., 3.45%, 01/15/2021	2,069,000	2,087,145
Nordstrom, Inc., 4.00%, 10/15/2021	1,994,000	2,042,331
		4,129,476
Multi-Utilities-0.72%
CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	3,015,000	3,077,486
Consolidated Edison, Inc., 2.00%, 05/15/2021	1,772,000	1,773,246
PSEG Power LLC, 3.00%, 06/15/2021	2,795,000	2,828,524
Puget Energy, Inc., 6.00%, 09/01/2021	1,997,000	2,124,041
WEC Energy Group, Inc., 3.38%, 06/15/2021	2,435,000	2,483,672
		12,286,969
Oil, Gas & Consumable Fuels-6.25%
BP Capital Markets PLC (United Kingdom), 3.56%, 11/01/2021	4,402,000	4,534,842
Buckeye Partners L.P., 4.88%, 02/01/2021	2,724,000	2,763,220
Canadian Natural Resources Ltd. (Canada), 3.45%, 11/15/2021	2,092,000	2,139,835
Chevron Corp., 2.10%, 05/16/2021	5,433,000	5,452,316
Enbridge Energy Partners L.P., 4.20%, 09/15/2021	2,456,000	2,530,096
Encana Corp. (Canada), 3.90%, 11/15/2021	2,251,000	2,302,612
Energy Transfer Operating L.P., 4.65%, 06/01/2021	3,049,000	3,130,214
Enterprise Products Operating LLC
2.80%, 02/15/2021	3,084,000	3,113,024
2.85%, 04/15/2021	2,092,000	2,113,889
EOG Resources, Inc., 4.10%, 02/01/2021	3,109,000	3,185,873
EQT Corp., 4.88%, 11/15/2021	2,893,000	2,963,969
Exxon Mobil Corp., 2.22%, 03/01/2021	9,910,000	9,962,006
Kinder Morgan Energy Partners L.P.
3.50%, 03/01/2021	2,723,000	2,761,333
5.00%, 10/01/2021	1,943,000	2,026,492
Magellan Midstream Partners L.P., 4.25%, 02/01/2021	2,222,000	2,277,327
Marathon Petroleum Corp., 5.13%, 03/01/2021	4,046,000	4,195,680
MPLX L.P., 5.25%, 01/15/2025(b)	2,828,000	2,969,771
Occidental Petroleum Corp.
4.85%, 03/15/2021	2,427,000	2,502,465
Series 1, 4.10%, 02/01/2021	5,136,000	5,222,977
Pioneer Natural Resources Co., 3.45%, 01/15/2021	1,942,000	1,966,602
Plains All American Pipeline L.P./PAA Finance Corp., 5.00%, 02/01/2021	2,295,000	2,351,022
Sabine Pass Liquefaction, LLC, 5.63%, 02/01/2021	7,400,000	7,614,732
Shell International Finance B.V. (Netherlands)
1.88%, 05/10/2021	5,942,000	5,946,447
1.75%, 09/12/2021	4,167,000	4,159,411
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sunoco Logistics Partners Operations L.P., 4.40%, 04/01/2021	$2,412,000	$2,468,467
Total Capital International S.A. (France)
2.75%, 06/19/2021	4,198,000	4,258,110
2.22%, 07/12/2021	3,114,000	3,130,792
Total Capital S.A. (France)
4.13%, 01/28/2021	2,051,000	2,101,998
4.25%, 12/15/2021	2,063,000	2,158,026
Western Midstream Operating L.P., 5.38%, 06/01/2021	2,446,000	2,518,913
Williams Cos., Inc. (The), 4.00%, 11/15/2021	1,596,000	1,643,813
		106,466,274
Personal Products-0.42%
Unilever Capital Corp. (United Kingdom)
4.25%, 02/10/2021	3,300,000	3,395,141
1.38%, 07/28/2021	3,701,000	3,676,187
		7,071,328
Pharmaceuticals-2.97%
Bayer US Finance II LLC (Germany), 2.75%, 07/15/2021(b)	1,464,000	1,470,807
Bristol-Myers Squibb Co.
2.88%, 02/19/2021(b)	1,662,000	1,680,158
2.25%, 08/15/2021(b)	1,280,000	1,286,884
Elanco Animal Health, Inc., 3.91%, 08/27/2021	2,017,000	2,068,798
GlaxoSmithKline Capital PLC (United Kingdom), 3.13%, 05/14/2021	4,772,000	4,855,026
Johnson & Johnson, 1.65%, 03/01/2021	3,899,000	3,896,726
Merck & Co., Inc., 3.88%, 01/15/2021	4,709,000	4,802,316
Mylan N.V., 3.15%, 06/15/2021	8,911,000	9,015,448
Pfizer, Inc.
1.95%, 06/03/2021	4,872,000	4,884,036
3.00%, 09/15/2021	4,095,000	4,179,977
2.20%, 12/15/2021	4,341,000	4,368,970
Sanofi (France), 4.00%, 03/29/2021	7,895,000	8,122,210
		50,631,356
Professional Services-0.10%
Equifax, Inc., 2.30%, 06/01/2021	1,763,000	1,763,869
Road & Rail-0.40%
Norfolk Southern Corp., 3.25%, 12/01/2021	1,914,000	1,956,863
Union Pacific Corp.
4.00%, 02/01/2021	1,983,000	2,020,426
3.20%, 06/08/2021	2,707,000	2,756,851
		6,734,140
Semiconductors & Semiconductor Equipment-1.67%
Applied Materials, Inc., 4.30%, 06/15/2021	2,083,000	2,157,249
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 01/15/2021	2,975,000	2,971,602
Intel Corp.
1.70%, 05/19/2021	1,603,000	1,599,185
3.30%, 10/01/2021	7,860,000	8,073,931
KLA Corp., 4.13%, 11/01/2021	1,804,000	1,867,359
Lam Research Corp., 2.80%, 06/15/2021	3,655,000	3,701,489
NVIDIA Corp., 2.20%, 09/16/2021	4,432,000	4,447,153
Texas Instruments, Inc., 2.75%, 03/12/2021	2,032,000	2,055,922
Xilinx, Inc., 3.00%, 03/15/2021	1,590,000	1,610,087
		28,483,977

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Software-2.60%
IBM Credit LLC
1.80%, 01/20/2021	$3,900,000	$3,896,201
2.65%, 02/05/2021	3,400,000	3,429,217
Microsoft Corp.
4.00%, 02/08/2021	2,015,000	2,069,231
1.55%, 08/08/2021	11,321,000	11,281,008
Oracle Corp.
2.80%, 07/08/2021	6,035,000	6,129,171
1.90%, 09/15/2021	17,417,000	17,426,737
		44,231,565
Specialty Retail-1.57%
Best Buy Co., Inc., 5.50%, 03/15/2021	2,727,000	2,816,712
Gap, Inc. (The), 5.95%, 04/12/2021	4,885,000	5,073,473
Home Depot, Inc. (The)
2.00%, 04/01/2021	5,510,000	5,521,736
4.40%, 04/01/2021	3,838,000	3,937,156
Lowe’s Cos., Inc.
3.75%, 04/15/2021	2,026,000	2,067,389
3.80%, 11/15/2021	2,046,000	2,107,424
O’Reilly Automotive, Inc., 4.88%, 01/14/2021	2,076,000	2,125,595
TJX Cos., Inc. (The), 2.75%, 06/15/2021	3,036,000	3,073,161
		26,722,646
Technology Hardware, Storage & Peripherals-2.48%
Apple, Inc.
2.25%, 02/23/2021	11,534,000	11,595,229
2.85%, 05/06/2021	12,204,000	12,394,593
1.55%, 08/04/2021	5,241,000	5,221,688
HP, Inc.
4.30%, 06/01/2021	3,573,000	3,688,851
4.38%, 09/15/2021	3,017,000	3,122,161
4.65%, 12/09/2021	4,161,000	4,350,072
NetApp, Inc., 3.38%, 06/15/2021	1,890,000	1,923,187
		42,295,781
Textiles, Apparel & Luxury Goods-0.14%
VF Corp., 3.50%, 09/01/2021	2,348,000	2,400,678
Tobacco-0.74%
Altria Group, Inc., 4.75%, 05/05/2021	6,079,000	6,311,354
Philip Morris International, Inc.
1.88%, 02/25/2021	3,143,000	3,141,839
2.90%, 11/15/2021	3,043,000	3,095,229
		12,548,422
	Principal Amount	Value
Trading Companies & Distributors-1.01%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 05/15/2021	$3,200,000	$3,306,056
5.00%, 10/01/2021	3,577,000	3,750,568
Air Lease Corp.
2.50%, 03/01/2021	2,313,000	2,322,475
3.88%, 04/01/2021	1,726,000	1,760,933
3.38%, 06/01/2021	1,956,000	1,987,568
Aircastle Ltd., 5.13%, 03/15/2021	2,298,000	2,375,317
International Lease Finance Corp., 4.63%, 04/15/2021	1,582,000	1,633,574
		17,136,491
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,668,384,221)		1,686,495,423
	Shares
Money Market Funds-0.14%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $2,419,166)	2,419,166	2,419,166
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.20% (Cost $1,670,803,387)		1,688,914,589
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.50%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	6,340,796	6,340,796
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	2,121,667	2,122,515
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,463,311)		8,463,311
TOTAL INVESTMENTS IN SECURITIES-99.70% (Cost $1,679,266,698)		1,697,377,900
OTHER ASSETS LESS LIABILITIES-0.30%		5,112,534
NET ASSETS-100.00%		$1,702,490,434

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $16,615,774, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.09%
Aerospace & Defense-2.19%
Arconic, Inc., 5.87%, 02/23/2022	$3,200,000	$3,417,488
General Dynamics Corp., 2.25%, 11/15/2022	4,252,000	4,299,580
Northrop Grumman Corp., 2.55%, 10/15/2022	5,805,000	5,888,622
Raytheon Co., 2.50%, 12/15/2022	4,276,000	4,343,810
Rockwell Collins, Inc., 2.80%, 03/15/2022	4,281,000	4,352,488
United Technologies Corp.
2.30%, 05/04/2022	1,588,000	1,599,815
3.10%, 06/01/2022	9,146,000	9,394,659
		33,296,462
Air Freight & Logistics-0.54%
FedEx Corp., 2.63%, 08/01/2022	1,909,000	1,934,328
United Parcel Service, Inc.
2.35%, 05/16/2022	2,374,000	2,402,861
2.45%, 10/01/2022	3,802,000	3,863,861
		8,201,050
Airlines-0.26%
Delta Air Lines, Inc., 3.63%, 03/15/2022	3,874,000	3,969,454
Automobiles-3.31%
American Honda Finance Corp.
2.20%, 06/27/2022	3,432,000	3,457,828
2.60%, 11/16/2022	2,604,000	2,650,636
Ford Motor Credit Co. LLC
3.22%, 01/09/2022	3,400,000	3,410,939
3.34%, 03/28/2022	3,800,000	3,824,611
2.98%, 08/03/2022	3,600,000	3,590,286
4.25%, 09/20/2022	3,300,000	3,389,232
General Motors Financial Co., Inc.
3.45%, 01/14/2022	4,667,000	4,759,366
3.45%, 04/10/2022	4,756,000	4,850,810
3.15%, 06/30/2022	4,719,000	4,799,986
Toyota Motor Corp. (Japan), 2.16%, 07/02/2022	1,925,000	1,936,621
Toyota Motor Credit Corp.
2.60%, 01/11/2022	4,567,000	4,634,109
3.30%, 01/12/2022	3,598,000	3,706,696
2.80%, 07/13/2022	1,935,000	1,979,493
2.15%, 09/08/2022	3,219,000	3,243,396
		50,234,009
Banks-22.25%
Banco Santander S.A. (Spain), 3.50%, 04/11/2022	3,400,000	3,491,493
Bank of America Corp.
5.70%, 01/24/2022	5,993,000	6,462,208
2.50%, 10/21/2022	6,981,000	7,042,524
Bank of Montreal (Canada)
2.35%, 09/11/2022(b)	3,819,000	3,859,895
2.55%, 11/06/2022	3,553,000	3,610,832
Bank of Nova Scotia (The) (Canada)
2.70%, 03/07/2022	5,533,000	5,624,529
2.45%, 09/19/2022	3,617,000	3,669,215
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	10,350,000	11,614,925
BB&T Corp., 2.75%, 04/01/2022	3,608,000	3,666,736
BBVA USA, 2.88%, 06/29/2022	3,550,000	3,605,080
Branch Banking & Trust Co., 2.63%, 01/15/2022	3,250,000	3,290,397
	Principal Amount	Value
Banks-(continued)
Canadian Imperial Bank of Commerce (Canada), 2.55%, 06/16/2022	$3,896,000	$3,954,402
Citigroup, Inc.
4.50%, 01/14/2022	9,120,000	9,572,363
2.75%, 04/25/2022	8,077,000	8,198,940
4.05%, 07/30/2022	3,415,000	3,568,648
2.70%, 10/27/2022	7,000,000	7,112,664
Citizens Bank, N.A., 2.65%, 05/26/2022	3,252,000	3,292,927
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2022	3,250,000	3,299,720
3.88%, 02/08/2022	11,789,000	12,251,981
3.95%, 11/09/2022	5,000,000	5,218,989
Deutsche Bank AG (Germany), 3.30%, 11/16/2022	3,400,000	3,418,699
Fifth Third Bancorp
3.50%, 03/15/2022	1,965,000	2,024,754
2.60%, 06/15/2022	2,300,000	2,326,303
First Republic Bank, 2.50%, 06/06/2022	3,503,000	3,535,187
HSBC Holdings PLC (United Kingdom)
2.65%, 01/05/2022	9,700,000	9,788,505
4.88%, 01/14/2022	3,408,000	3,600,569
4.00%, 03/30/2022	7,976,000	8,320,654
Huntington Bancshares, Inc., 2.30%, 01/14/2022	4,020,000	4,039,346
Huntington National Bank (The), 2.50%, 08/07/2022	3,302,000	3,338,861
ING Groep N.V. (Netherlands), 3.15%, 03/29/2022	4,500,000	4,603,588
JPMorgan Chase & Co.
4.50%, 01/24/2022	11,977,000	12,571,029
3.25%, 09/23/2022	10,961,000	11,327,473
KeyBank N.A.
2.40%, 06/09/2022	3,379,000	3,411,381
2.30%, 09/14/2022	3,450,000	3,476,369
Lloyds Banking Group PLC (United Kingdom), 3.00%, 01/11/2022	4,500,000	4,563,287
Manufacturers and Traders Trust Co., 2.50%, 05/18/2022	3,202,000	3,244,167
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 02/22/2022	4,132,000	4,215,260
2.62%, 07/18/2022	9,000,000	9,108,105
2.67%, 07/25/2022	7,382,000	7,473,113
Mizuho Financial Group, Inc. (Japan)
2.95%, 02/28/2022	4,500,000	4,577,891
2.60%, 09/11/2022	3,250,000	3,284,587
People’s United Financial, Inc., 3.65%, 12/06/2022	1,951,000	2,018,447
PNC Bank, N.A.
2.63%, 02/17/2022	4,000,000	4,054,893
2.45%, 07/28/2022	3,545,000	3,582,610
2.70%, 11/01/2022	3,200,000	3,255,419
PNC Financial Services Group, Inc. (The)
3.30%, 03/08/2022	3,344,000	3,435,529
2.85%, 11/09/2022(c)	2,046,000	2,093,336
Regions Financial Corp., 2.75%, 08/14/2022	3,830,000	3,890,707
Royal Bank of Canada (Canada), 2.75%, 02/01/2022	4,600,000	4,683,964
Royal Bank of Scotland Group PLC (The) (United Kingdom), 6.13%, 12/15/2022	8,246,000	8,955,538
Santander Holdings USA, Inc., 3.70%, 03/28/2022	5,066,000	5,205,790

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Skandinaviska Enskilda Banken AB (Sweden), 2.80%, 03/11/2022	$3,301,000	$3,346,877
Sumitomo Mitsui Banking Corp. (Japan), 3.20%, 07/18/2022	4,285,000	4,403,222
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 01/11/2022	2,858,000	2,901,973
2.78%, 07/12/2022	7,338,000	7,460,324
2.78%, 10/18/2022	4,727,000	4,812,056
SunTrust Banks, Inc.
2.70%, 01/27/2022	4,028,000	4,073,574
2.45%, 08/01/2022	3,553,000	3,582,182
Synchrony Bank, 3.00%, 06/15/2022	3,550,000	3,600,285
U.S. Bancorp
3.00%, 03/15/2022	3,273,000	3,351,915
2.95%, 07/15/2022	4,973,000	5,096,139
Series V, 2.63%, 01/24/2022	4,494,000	4,564,780
Wells Fargo & Co.
3.50%, 03/08/2022	9,876,000	10,184,866
2.63%, 07/22/2022	14,428,000	14,606,769
		337,818,791
Beverages-1.76%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 2.50%, 07/15/2022	2,853,000	2,894,182
Coca-Cola Co. (The), 2.20%, 05/25/2022	2,175,000	2,198,446
Constellation Brands, Inc.
2.70%, 05/09/2022	1,975,000	2,001,191
2.65%, 11/07/2022	2,612,000	2,648,338
Diageo Investment Corp. (United Kingdom), 2.88%, 05/11/2022	3,787,000	3,864,012
Molson Coors Brewing Co., 3.50%, 05/01/2022	1,834,000	1,882,778
PepsiCo., Inc.
2.75%, 03/05/2022	4,734,000	4,843,428
2.25%, 05/02/2022	2,930,000	2,959,626
3.10%, 07/17/2022	3,283,000	3,386,856
		26,678,857
Biotechnology-2.37%
AbbVie, Inc.
2.90%, 11/06/2022	11,342,000	11,558,569
3.20%, 11/06/2022	3,721,000	3,812,455
Amgen, Inc.
2.70%, 05/01/2022	1,800,000	1,824,550
2.65%, 05/11/2022	5,516,000	5,590,274
3.63%, 05/15/2022	2,709,000	2,799,622
Biogen, Inc., 3.63%, 09/15/2022	3,857,000	4,015,909
Gilead Sciences, Inc.
1.95%, 03/01/2022	2,145,000	2,145,168
3.25%, 09/01/2022	4,104,000	4,240,177
		35,986,724
Capital Markets-5.67%
Ares Capital Corp., 3.63%, 01/19/2022	1,923,000	1,953,699
Bank of New York Mellon Corp. (The)
2.60%, 02/07/2022	4,696,000	4,763,297
1.95%, 08/23/2022	3,834,000	3,837,548
BlackRock, Inc., 3.38%, 06/01/2022	4,221,000	4,378,295
CME Group, Inc., 3.00%, 09/15/2022	3,222,000	3,315,240
E*TRADE Financial Corp., 2.95%, 08/24/2022	2,829,000	2,868,896
	Principal Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	$16,764,000	$18,002,884
3.00%, 04/26/2022	11,844,000	11,983,076
Moody’s Corp., 4.50%, 09/01/2022	1,836,000	1,945,680
Morgan Stanley
2.75%, 05/19/2022	11,847,000	12,016,908
4.88%, 11/01/2022	7,300,000	7,829,378
Northern Trust Corp., 2.38%, 08/02/2022	2,075,000	2,098,290
TD Ameritrade Holding Corp., 2.95%, 04/01/2022	3,057,000	3,121,156
UBS AG (Switzerland), 7.63%, 08/17/2022	7,100,000	8,013,096
		86,127,443
Chemicals-1.51%
Celanese US Holdings LLC, 4.63%, 11/15/2022	1,764,000	1,867,363
Dow Chemical Co. (The), 3.00%, 11/15/2022	4,097,000	4,191,443
Eastman Chemical Co., 3.60%, 08/15/2022	2,291,000	2,368,168
Ecolab, Inc., 2.38%, 08/10/2022	1,533,000	1,547,885
Mosaic Co. (The), 3.25%, 11/15/2022	1,939,000	1,983,033
Praxair, Inc.
2.45%, 02/15/2022	2,333,000	2,359,717
2.20%, 08/15/2022	1,836,000	1,847,631
Sherwin-Williams Co. (The), 2.75%, 06/01/2022	4,775,000	4,852,224
Syngenta Finance N.V. (Switzerland), 3.13%, 03/28/2022	1,873,000	1,888,245
		22,905,709
Commercial Services & Supplies-0.52%
Cintas Corp. No. 2, 2.90%, 04/01/2022	2,471,000	2,521,077
Republic Services, Inc., 3.55%, 06/01/2022	3,286,000	3,400,768
Waste Management, Inc., 2.90%, 09/15/2022	1,943,000	1,991,891
		7,913,736
Communications Equipment-0.73%
Cisco Systems, Inc., 3.00%, 06/15/2022	2,247,000	2,314,623
Motorola Solutions, Inc., 3.75%, 05/15/2022	2,740,000	2,842,345
Nokia Oyj (Finland), 3.38%, 06/12/2022	1,973,000	2,000,016
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	3,720,000	3,864,126
		11,021,110
Consumer Finance-2.38%
Ally Financial, Inc., 4.13%, 02/13/2022	3,906,000	4,027,469
American Express Co.
2.50%, 08/01/2022	6,596,000	6,669,237
2.65%, 12/02/2022	4,840,000	4,925,446
American Express Credit Corp., 2.70%, 03/03/2022	6,266,000	6,367,539
Capital One Financial Corp., 3.05%, 03/09/2022	3,259,000	3,324,955
Capital One N.A.
2.65%, 08/08/2022	3,600,000	3,644,887
2.15%, 09/06/2022	5,500,000	5,491,696
Discover Financial Services, 3.85%, 11/21/2022	1,532,000	1,606,058
		36,057,287
Diversified Consumer Services-0.15%
Block Financial LLC, 5.50%, 11/01/2022	2,172,000	2,330,127

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-0.57%
Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	$3,121,000	$3,207,225
Berkshire Hathaway, Inc., 3.40%, 01/31/2022(b)	2,658,000	2,753,629
ORIX Corp. (Japan), 2.90%, 07/18/2022	2,715,000	2,762,015
		8,722,869
Diversified Telecommunication Services-2.90%
AT&T, Inc.
4.00%, 01/15/2022	1,964,000	2,046,947
3.00%, 02/15/2022	5,602,000	5,716,767
3.20%, 03/01/2022	4,538,000	4,644,591
3.80%, 03/15/2022	3,584,000	3,720,397
3.40%, 06/15/2022	2,177,000	2,250,133
3.00%, 06/30/2022	7,623,000	7,778,421
2.63%, 12/01/2022	4,107,000	4,164,645
Verizon Communications, Inc.
2.95%, 03/15/2022	4,106,000	4,203,252
3.13%, 03/16/2022	5,000,000	5,135,055
2.45%, 11/01/2022	4,284,000	4,341,410
		44,001,618
Electric Utilities-1.86%
Alabama Power Co., Series 17A, 2.45%, 03/30/2022	2,495,000	2,527,351
Duke Energy Corp.
2.40%, 08/15/2022	1,949,000	1,964,086
3.05%, 08/15/2022	1,766,000	1,808,117
Duke Energy Progress LLC, 2.80%, 05/15/2022	1,630,000	1,664,509
Entergy Corp., 4.00%, 07/15/2022	2,055,000	2,142,744
Eversource Energy, Series K, 2.75%, 03/15/2022	2,619,000	2,657,205
Exelon Corp., 3.50%, 06/01/2022	4,536,000	4,652,745
Exelon Generation Co. LLC
3.40%, 03/15/2022	2,016,000	2,068,620
4.25%, 06/15/2022	1,590,000	1,658,563
FirstEnergy Corp., Series A, 2.85%, 07/15/2022	1,952,000	1,983,251
ITC Holdings Corp., 2.70%, 11/15/2022	1,934,000	1,958,879
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/2022	2,780,000	3,144,504
		28,230,574
Electrical Equipment-0.34%
ABB Finance USA, Inc. (Switzerland), 2.88%, 05/08/2022	5,036,000	5,139,792
Electronic Equipment, Instruments & Components-0.37%
Jabil, Inc., 4.70%, 09/15/2022	1,776,000	1,880,242
Tech Data Corp., 3.70%, 02/15/2022	1,804,000	1,837,938
Tyco Electronics Group S.A. (Switzerland), 3.50%, 02/03/2022	1,864,000	1,914,555
		5,632,735
Energy Equipment & Services-0.66%
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/2022	4,531,000	4,610,540
National Oilwell Varco, Inc., 2.60%, 12/01/2022	5,351,000	5,409,729
		10,020,269
	Principal Amount	Value
Entertainment-0.55%
TWDC Enterprises 18 Corp.
2.45%, 03/04/2022	$2,000,000	$2,032,297
2.35%, 12/01/2022	4,041,000	4,101,162
Walt Disney Co. (The), 1.65%, 09/01/2022	1,984,000	1,977,602
Warner Media LLC
4.00%, 01/15/2022	93,000	96,834
3.40%, 06/15/2022	107,000	110,119
		8,318,014
Equity REITs-2.32%
American Tower Corp.
2.25%, 01/15/2022	2,254,000	2,258,853
4.70%, 03/15/2022	2,441,000	2,580,066
Brixmor Operating Partnership L.P., 3.88%, 08/15/2022	1,828,000	1,904,411
Crown Castle International Corp., 4.88%, 04/15/2022	2,993,000	3,175,427
Digital Realty Trust L.P., 3.95%, 07/01/2022	2,221,000	2,314,805
Equinix, Inc., 5.38%, 05/15/2027	5,216,000	5,666,010
Kimco Realty Corp., 3.40%, 11/01/2022	1,794,000	1,850,001
Public Storage, 2.37%, 09/15/2022	2,053,000	2,078,098
Realty Income Corp., 3.25%, 10/15/2022	3,323,000	3,431,406
Service Properties Trust, 5.00%, 08/15/2022	1,870,000	1,951,399
Simon Property Group L.P.
2.35%, 01/30/2022	1,884,000	1,899,080
2.63%, 06/15/2022	2,194,000	2,230,648
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	1,944,000	1,986,730
Ventas Realty L.P./Ventas Capital Corp., 3.25%, 08/15/2022	1,879,000	1,930,109
		35,257,043
Food & Staples Retailing-1.11%
Costco Wholesale Corp.
2.25%, 02/15/2022	2,167,000	2,189,301
2.30%, 05/18/2022	3,123,000	3,162,100
Kroger Co. (The), 3.40%, 04/15/2022	1,989,000	2,043,390
Walgreen Co., 3.10%, 09/15/2022	4,575,000	4,645,415
Walmart, Inc., 2.35%, 12/15/2022	4,793,000	4,861,968
		16,902,174
Food Products-0.86%
General Mills, Inc., 2.60%, 10/12/2022	2,057,000	2,085,957
Kraft Heinz Foods Co. (The), 3.50%, 07/15/2022	3,622,000	3,725,526
McCormick & Co., Inc., 2.70%, 08/15/2022	3,187,000	3,237,231
Tyson Foods, Inc., 4.50%, 06/15/2022	3,740,000	3,942,944
		12,991,658
Health Care Equipment & Supplies-1.75%
Abbott Laboratories, 2.55%, 03/15/2022	2,865,000	2,911,203
Becton, Dickinson and Co., 2.89%, 06/06/2022	6,503,000	6,604,495
Boston Scientific Corp., 3.38%, 05/15/2022	1,920,000	1,980,087
Covidien International Finance S.A., 3.20%, 06/15/2022	2,589,000	2,661,699
Medtronic, Inc., 3.15%, 03/15/2022	9,340,000	9,607,103
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/2022	2,720,000	2,771,432
		26,536,019
Health Care Providers & Services-3.55%
Aetna, Inc., 2.75%, 11/15/2022	3,712,000	3,770,268

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Anthem, Inc.
3.13%, 05/15/2022	$3,192,000	$3,267,468
2.95%, 12/01/2022	3,082,000	3,152,865
Cardinal Health, Inc., 2.62%, 06/15/2022	4,047,000	4,087,430
Cigna Corp.
3.90%, 02/15/2022(d)	3,708,000	3,838,306
4.00%, 02/15/2022(d)	3,163,000	3,262,620
3.05%, 11/30/2022(d)	1,929,000	1,965,865
CommonSpirit Health, 2.95%, 11/01/2022	1,807,000	1,838,102
CVS Health Corp.
3.50%, 07/20/2022	5,584,000	5,767,078
2.75%, 12/01/2022	4,745,000	4,819,227
Humana, Inc., 3.15%, 12/01/2022	2,418,000	2,477,493
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	1,749,000	1,787,632
3.75%, 08/23/2022	1,735,000	1,797,734
UnitedHealth Group, Inc.
2.88%, 03/15/2022	4,062,000	4,138,497
3.35%, 07/15/2022(b)	3,949,000	4,089,170
2.38%, 10/15/2022	3,798,000	3,840,614
		53,900,369
Hotels, Restaurants & Leisure-0.85%
Marriott International, Inc.
2.30%, 01/15/2022	3,183,000	3,190,757
2.13%, 10/03/2022	2,141,000	2,141,014
McDonald’s Corp., 2.63%, 01/15/2022	5,036,000	5,111,314
Starbucks Corp., 2.70%, 06/15/2022	2,365,000	2,411,772
		12,854,857
Household Durables-0.47%
Lennar Corp.
4.13%, 01/15/2022	2,253,000	2,314,958
4.75%, 11/15/2022	2,215,000	2,338,382
NVR, Inc., 3.95%, 09/15/2022	2,355,000	2,452,437
		7,105,777
Household Products-0.85%
Clorox Co. (The), 3.05%, 09/15/2022	1,992,000	2,038,098
Colgate-Palmolive Co., 2.30%, 05/03/2022	2,264,000	2,297,440
Procter & Gamble Co. (The)
2.30%, 02/06/2022	3,902,000	3,956,775
2.15%, 08/11/2022	4,623,000	4,676,761
		12,969,074
Industrial Conglomerates-1.43%
3M Co., 2.00%, 06/26/2022	2,353,000	2,357,697
General Electric Co.
3.15%, 09/07/2022	5,231,000	5,335,678
2.70%, 10/09/2022	11,626,000	11,726,999
Roper Technologies, Inc., 3.13%, 11/15/2022	2,204,000	2,261,012
		21,681,386
Insurance-0.94%
American International Group, Inc., 4.88%, 06/01/2022	5,522,000	5,911,663
Chubb INA Holdings, Inc., 2.88%, 11/03/2022	4,080,000	4,195,176
Marsh & McLennan Cos., Inc., 2.75%, 01/30/2022	2,046,000	2,078,136
MetLife, Inc., 3.05%, 12/15/2022	2,047,000	2,117,661
		14,302,636
	Principal Amount	Value
Internet & Direct Marketing Retail-0.76%
Amazon.com, Inc., 2.50%, 11/29/2022	$4,655,000	$4,741,893
eBay, Inc.
3.80%, 03/09/2022	2,673,000	2,766,874
2.60%, 07/15/2022	4,025,000	4,064,152
		11,572,919
IT Services-2.19%
Fiserv, Inc., 3.50%, 10/01/2022	2,935,000	3,039,727
International Business Machines Corp.
2.50%, 01/27/2022	3,900,000	3,943,947
1.88%, 08/01/2022	3,500,000	3,493,441
2.88%, 11/09/2022	3,250,000	3,332,872
PayPal Holdings, Inc., 2.20%, 09/26/2022	2,039,000	2,048,891
VeriSign, Inc., 4.75%, 07/15/2027	2,166,000	2,307,488
Visa, Inc.
2.15%, 09/15/2022	3,782,000	3,819,226
2.80%, 12/14/2022	8,972,000	9,215,528
Western Union Co. (The), 3.60%, 03/15/2022	1,946,000	1,996,892
		33,198,012
Machinery-2.38%
Caterpillar Financial Services Corp.
2.85%, 06/01/2022	2,059,000	2,107,758
2.40%, 06/06/2022	2,198,000	2,223,115
1.90%, 09/06/2022	2,926,000	2,928,905
2.55%, 11/29/2022	2,295,000	2,337,147
Caterpillar, Inc., 2.60%, 06/26/2022	1,921,000	1,952,877
CNH Industrial Capital LLC, 4.38%, 04/05/2022	2,051,000	2,157,800
Deere & Co., 2.60%, 06/08/2022(b)	3,670,000	3,732,625
Eaton Corp., 2.75%, 11/02/2022	6,752,000	6,888,922
Flowserve Corp., 3.50%, 09/15/2022	2,274,000	2,304,129
John Deere Capital Corp.
2.65%, 01/06/2022	2,212,000	2,247,399
2.75%, 03/15/2022	1,767,000	1,800,774
2.15%, 09/08/2022	2,393,000	2,411,625
Stanley Black & Decker, Inc., 2.90%, 11/01/2022	2,978,000	3,057,921
		36,150,997
Media-2.30%
CBS Corp., 3.38%, 03/01/2022	2,886,000	2,953,713
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	11,683,000	12,261,223
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	3,779,000	4,582,217
Comcast Corp.
1.63%, 01/15/2022(b)	2,476,000	2,463,150
3.13%, 07/15/2022	3,772,000	3,892,898
Discovery Communications LLC, 3.30%, 05/15/2022	1,973,000	2,020,341
Omnicom Group, Inc./Omnicom Capital, Inc., 3.63%, 05/01/2022	4,339,000	4,489,104
WPP Finance 2010 (United Kingdom), 3.63%, 09/07/2022	2,146,000	2,221,305
		34,883,951
Metals & Mining-0.61%
ArcelorMittal S.A. (Luxembourg), 6.25%, 02/25/2022	3,219,000	3,464,695

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Newmont Goldcorp Corp., 3.50%, 03/15/2022	$3,788,000	$3,893,887
Nucor Corp., 4.13%, 09/15/2022	1,784,000	1,871,742
		9,230,324
Multiline Retail-0.42%
Macy’s Retail Holdings, Inc., 3.88%, 01/15/2022	2,178,000	2,223,191
Target Corp., 2.90%, 01/15/2022	4,001,000	4,093,170
		6,316,361
Multi-Utilities-0.60%
CenterPoint Energy, Inc., 2.50%, 09/01/2022	2,254,000	2,269,871
NiSource, Inc., 2.65%, 11/17/2022	2,253,000	2,279,667
Public Service Enterprise Group, Inc., 2.65%, 11/15/2022	2,226,000	2,259,260
Sempra Energy, 2.88%, 10/01/2022	2,230,000	2,266,494
		9,075,292
Oil, Gas & Consumable Fuels-7.61%
Apache Corp., 3.25%, 04/15/2022	2,441,000	2,482,394
BP Capital Markets PLC (United Kingdom)
3.06%, 03/17/2022	4,205,000	4,311,422
2.50%, 11/06/2022	3,866,000	3,928,352
Cenovus Energy, Inc. (Canada), 3.00%, 08/15/2022	2,301,000	2,327,587
Chevron Corp.
2.41%, 03/03/2022	3,120,000	3,156,372
2.50%, 03/03/2022	2,521,000	2,558,400
2.36%, 12/05/2022	7,800,000	7,909,490
Enbridge, Inc. (Canada), 2.90%, 07/15/2022	2,408,991	2,448,672
Energy Transfer Operating L.P., 5.20%, 02/01/2022	3,816,000	3,998,598
Energy Transfer Partners L.P./Regency Energy Finance Corp.
5.88%, 03/01/2022	3,323,000	3,529,517
5.00%, 10/01/2022	2,609,000	2,763,975
Enterprise Products Operating LLC, 4.05%, 02/15/2022	2,368,000	2,468,470
EQT Corp., 3.00%, 10/01/2022(b)	2,929,000	2,823,184
Exxon Mobil Corp.
2.40%, 03/06/2022	4,370,000	4,425,529
1.90%, 08/16/2022	3,131,000	3,143,099
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	1,782,000	1,839,465
Kinder Morgan Energy Partners L.P., 3.95%, 09/01/2022	3,802,000	3,952,938
Marathon Oil Corp., 2.80%, 11/01/2022	3,780,000	3,838,637
MPLX L.P., 3.50%, 12/01/2022(d)	1,873,000	1,918,929
Newfield Exploration Co., 5.75%, 01/30/2022	3,177,000	3,376,851
Occidental Petroleum Corp., 3.13%, 02/15/2022	3,420,000	3,472,672
ONEOK Partners L.P., 3.38%, 10/01/2022	3,324,000	3,408,024
ONEOK, Inc., 4.25%, 02/01/2022	2,638,000	2,736,710
Phillips 66, 4.30%, 04/01/2022	7,433,000	7,822,267
Pioneer Natural Resources Co., 3.95%, 07/15/2022	2,434,000	2,529,943
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	2,938,000	3,006,368
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sabine Pass Liquefaction, LLC, 6.25%, 03/15/2022	$3,400,000	$3,653,277
Shell International Finance B.V. (Netherlands), 2.38%, 08/21/2022	4,058,000	4,116,001
Total Capital International S.A. (France), 2.88%, 02/17/2022	3,766,000	3,850,422
TransCanada PipeLines Ltd. (Canada), 2.50%, 08/01/2022	3,549,000	3,587,329
Western Midstream Operating L.P., 4.00%, 07/01/2022	2,699,000	2,742,403
Williams Cos., Inc. (The)
3.60%, 03/15/2022	4,749,000	4,875,872
3.35%, 08/15/2022	2,526,000	2,589,104
		115,592,273
Personal Products-0.47%
Unilever Capital Corp. (United Kingdom)
3.00%, 03/07/2022	3,700,000	3,791,367
2.20%, 05/05/2022	3,300,000	3,327,330
		7,118,697
Pharmaceuticals-4.06%
Allergan Finance LLC, 3.25%, 10/01/2022	6,298,000	6,438,520
Allergan Funding SCS, 3.45%, 03/15/2022	10,042,000	10,263,716
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	3,306,000	3,339,723
Bristol-Myers Squibb Co.
2.00%, 08/01/2022	2,606,000	2,623,860
3.25%, 08/15/2022(d)	3,427,000	3,541,587
3.55%, 08/15/2022(d)	3,131,000	3,261,125
Eli Lilly and Co., 2.35%, 05/15/2022	2,611,000	2,643,005
GlaxoSmithKline Capital PLC (United Kingdom), 2.85%, 05/08/2022	7,333,000	7,479,468
Johnson & Johnson, 2.25%, 03/03/2022	3,831,000	3,873,418
Merck & Co., Inc.
2.35%, 02/10/2022	4,650,000	4,708,156
2.40%, 09/15/2022	3,852,000	3,915,073
Novartis Capital Corp. (Switzerland)
2.40%, 05/17/2022	3,665,000	3,716,589
2.40%, 09/21/2022	5,704,000	5,793,993
		61,598,233
Professional Services-0.40%
Equifax, Inc., 3.30%, 12/15/2022	2,197,000	2,254,037
RELX Capital, Inc. (United Kingdom), 3.13%, 10/15/2022	3,754,000	3,840,807
		6,094,844
Road & Rail-0.70%
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022(b)	2,391,000	2,447,676
3.05%, 09/01/2022	2,422,000	2,489,114
Norfolk Southern Corp., 3.00%, 04/01/2022	2,236,000	2,283,893
Union Pacific Corp., 4.16%, 07/15/2022	3,200,000	3,363,290
		10,583,973
Semiconductors & Semiconductor Equipment-2.44%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/2022	13,964,000	14,127,302
Intel Corp.
2.35%, 05/11/2022	2,624,000	2,655,117
3.10%, 07/29/2022	4,342,000	4,482,182
2.70%, 12/15/2022	5,556,000	5,688,072

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
QUALCOMM, Inc., 3.00%, 05/20/2022	$7,921,000	$8,112,055
Texas Instruments, Inc., 1.85%, 05/15/2022	1,929,000	1,933,989
		36,998,717
Software-3.27%
CA, Inc., 3.60%, 08/15/2022	1,993,000	2,040,211
IBM Credit LLC, 2.20%, 09/08/2022	3,301,000	3,315,033
Microsoft Corp.
2.40%, 02/06/2022	6,442,000	6,532,793
2.38%, 02/12/2022	5,956,000	6,042,211
2.65%, 11/03/2022	3,845,000	3,939,304
2.13%, 11/15/2022	2,896,000	2,931,433
Oracle Corp.
2.50%, 05/15/2022	9,455,000	9,586,650
2.50%, 10/15/2022	9,557,000	9,722,153
VMware, Inc., 2.95%, 08/21/2022	5,441,000	5,538,785
		49,648,573
Specialty Retail-0.63%
AutoZone, Inc., 3.70%, 04/15/2022	1,774,000	1,832,678
Home Depot, Inc. (The), 2.63%, 06/01/2022	4,703,000	4,793,727
Lowe’s Cos., Inc., 3.12%, 04/15/2022	2,878,000	2,950,891
		9,577,296
Technology Hardware, Storage & Peripherals-2.48%
Apple, Inc.
2.15%, 02/09/2022	4,970,000	5,007,798
2.50%, 02/09/2022	5,889,000	5,969,974
2.30%, 05/11/2022	4,028,000	4,074,051
2.70%, 05/13/2022	4,651,000	4,756,253
1.70%, 09/11/2022	3,676,000	3,666,269
2.10%, 09/12/2022	3,966,000	3,995,553
Hewlett Packard Enterprise Co., 4.40%, 10/15/2022	5,171,000	5,467,693
HP, Inc., 4.05%, 09/15/2022	1,594,000	1,667,666
Seagate HDD Cayman, 4.25%, 03/01/2022	2,908,000	3,006,840
		37,612,097
Tobacco-1.39%
Altria Group, Inc., 2.85%, 08/09/2022	7,085,000	7,189,390
Philip Morris International, Inc.
2.63%, 02/18/2022	1,970,000	1,998,452
2.38%, 08/17/2022	2,697,000	2,722,017
2.50%, 08/22/2022	2,614,000	2,650,344
2.50%, 11/02/2022	2,587,000	2,627,584
Reynolds American, Inc. (United Kingdom), 4.00%, 06/12/2022	3,802,000	3,957,261
		21,145,048
	Principal Amount	Value
Trading Companies & Distributors-1.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%, 02/01/2022	$3,900,000	$4,032,240
3.50%, 05/26/2022	3,301,000	3,393,167
4.63%, 07/01/2022	3,451,000	3,647,382
Air Lease Corp.
3.75%, 02/01/2022	1,876,000	1,929,212
2.63%, 07/01/2022	2,009,000	2,026,920
International Lease Finance Corp.
8.63%, 01/15/2022	2,254,000	2,544,204
5.88%, 08/15/2022	2,888,000	3,152,390
		20,725,515
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,476,110,060)		1,504,230,745
	Shares
Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $1,747,126)	1,747,126	1,747,126
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.21% (Cost $1,477,857,186)		1,505,977,871
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	3,200,680	3,200,680
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	1,069,206	1,069,634
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,270,314)		4,270,314
TOTAL INVESTMENTS IN SECURITIES-99.49% (Cost $1,482,127,500)		1,510,248,185
OTHER ASSETS LESS LIABILITIES-0.51%		7,748,270
NET ASSETS-100.00%		$1,517,996,455

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $17,788,432, which represented 1.17% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.02%
Aerospace & Defense-2.15%
General Dynamics Corp.
3.38%, 05/15/2023	$2,004,000	$2,098,507
1.88%, 08/15/2023	1,714,000	1,711,868
L3Harris Technologies, Inc., 3.85%, 06/15/2023(b)	2,089,000	2,202,795
Lockheed Martin Corp., 3.10%, 01/15/2023	1,471,000	1,520,191
Northrop Grumman Corp., 3.25%, 08/01/2023	2,711,000	2,821,811
Precision Castparts Corp., 2.50%, 01/15/2023	2,739,000	2,779,139
United Technologies Corp., 3.65%, 08/16/2023	6,453,000	6,806,470
		19,940,781
Air Freight & Logistics-0.30%
United Parcel Service, Inc., 2.50%, 04/01/2023	2,699,000	2,739,741
Airlines-0.15%
Delta Air Lines, Inc., 3.80%, 04/19/2023	1,374,000	1,417,734
Automobiles-3.97%
American Honda Finance Corp.
2.05%, 01/10/2023	2,140,000	2,143,385
3.45%, 07/14/2023	1,409,000	1,479,380
Fiat Chrysler Automobiles N.V. (United Kingdom), 5.25%, 04/15/2023	3,200,000	3,444,416
Ford Motor Credit Co. LLC
4.14%, 02/15/2023	2,400,000	2,450,743
3.10%, 05/04/2023	2,800,000	2,769,643
4.38%, 08/06/2023	2,600,000	2,674,536
General Motors Co., 4.88%, 10/02/2023	3,800,000	4,099,796
General Motors Financial Co., Inc.
3.25%, 01/05/2023	2,287,000	2,325,619
3.70%, 05/09/2023	3,094,000	3,185,465
4.25%, 05/15/2023	2,006,000	2,104,476
4.15%, 06/19/2023	2,571,000	2,693,017
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	1,976,000	2,073,845
Toyota Motor Credit Corp.
2.63%, 01/10/2023	2,028,000	2,067,323
2.70%, 01/11/2023	1,736,000	1,776,632
2.25%, 10/18/2023	1,438,000	1,452,546
		36,740,822
Banks-19.50%
Banco Santander S.A. (Spain)
3.13%, 02/23/2023	2,400,000	2,446,609
3.85%, 04/12/2023	2,600,000	2,713,409
Bank of America Corp.
3.30%, 01/11/2023	12,183,000	12,606,759
4.10%, 07/24/2023	5,272,000	5,623,871
Barclays PLC (United Kingdom), 3.68%, 01/10/2023	3,200,000	3,271,973
Canadian Imperial Bank of Commerce (Canada), 3.50%, 09/13/2023	2,933,000	3,088,531
Citigroup, Inc.
3.50%, 05/15/2023	3,379,000	3,520,561
3.88%, 10/25/2023	2,562,000	2,722,502
Citizens Bank, N.A., 3.70%, 03/29/2023	2,252,000	2,355,894
Comerica, Inc., 3.70%, 07/31/2023	2,096,000	2,206,714
	Principal Amount	Value
Banks-(continued)
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2023	$2,400,000	$2,442,671
4.63%, 12/01/2023	3,800,000	4,105,498
Deutsche Bank AG (Germany), 3.95%, 02/27/2023	3,000,000	3,057,187
HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	5,100,000	5,316,094
Huntington National Bank (The), 3.55%, 10/06/2023	2,350,000	2,466,930
JPMorgan Chase & Co.
2.97%, 01/15/2023	3,857,000	3,925,637
3.20%, 01/25/2023	7,211,000	7,460,267
3.38%, 05/01/2023	5,408,000	5,610,909
2.70%, 05/18/2023	5,254,000	5,350,129
KeyBank N.A., 3.38%, 03/07/2023	2,500,000	2,600,126
M&T Bank Corp., 3.55%, 07/26/2023	1,409,000	1,479,641
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 03/02/2023	3,952,000	4,095,819
3.76%, 07/26/2023	5,471,000	5,753,950
2.53%, 09/13/2023	2,501,000	2,522,752
Mizuho Financial Group, Inc. (Japan), 3.55%, 03/05/2023	2,300,000	2,393,476
PNC Bank, N.A.
2.95%, 01/30/2023	2,350,000	2,401,169
3.50%, 06/08/2023	2,250,000	2,353,601
3.80%, 07/25/2023	2,450,000	2,579,034
Regions Financial Corp., 3.80%, 08/14/2023	2,691,000	2,835,881
Royal Bank of Scotland Group PLC (The) (United Kingdom)
6.10%, 06/10/2023	2,578,000	2,826,035
3.88%, 09/12/2023	6,000,000	6,245,667
6.00%, 12/19/2023	5,011,000	5,548,274
Santander Holdings USA, Inc., 3.40%, 01/18/2023	2,828,000	2,899,867
Santander UK Group Holdings PLC (United Kingdom), 3.57%, 01/10/2023	2,300,000	2,351,024
Sumitomo Mitsui Banking Corp. (Japan)
3.00%, 01/18/2023	2,535,000	2,591,963
3.95%, 07/19/2023	2,600,000	2,752,285
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 01/17/2023	3,791,000	3,887,678
3.75%, 07/19/2023	1,842,000	1,935,073
SunTrust Banks, Inc.
3.00%, 02/02/2023	1,395,000	1,432,113
2.75%, 05/01/2023	2,401,000	2,443,175
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023	4,239,000	4,462,234
US Bank N.A.
2.85%, 01/23/2023	2,350,000	2,411,171
3.40%, 07/24/2023	3,300,000	3,460,559
Wells Fargo & Co.
3.07%, 01/24/2023	10,133,000	10,329,680
4.13%, 08/15/2023	3,784,000	4,013,770
Series M, 3.45%, 02/13/2023	5,507,000	5,700,628
Wells Fargo Bank, N.A., 3.55%, 08/14/2023	5,800,000	6,087,599
		180,686,389
Beverages-3.45%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.30%, 02/01/2023	8,308,000	8,618,679

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Beverages-(continued)
Coca-Cola Co. (The)
2.50%, 04/01/2023	$2,138,000	$2,179,438
3.20%, 11/01/2023	4,224,000	4,451,414
Constellation Brands, Inc.
3.20%, 02/15/2023	1,726,000	1,775,210
4.25%, 05/01/2023	2,660,000	2,836,638
Diageo Capital PLC (United Kingdom)
2.63%, 04/29/2023	3,475,000	3,532,755
3.50%, 09/18/2023	2,501,000	2,631,932
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023	1,907,000	1,962,567
PepsiCo., Inc., 2.75%, 03/01/2023	3,848,000	3,971,307
		31,959,940
Biotechnology-1.46%
AbbVie, Inc., 2.85%, 05/14/2023	2,666,000	2,717,044
Amgen, Inc., 2.25%, 08/19/2023	2,006,000	2,013,645
Gilead Sciences, Inc., 2.50%, 09/01/2023	1,865,000	1,891,101
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	6,786,000	6,912,607
		13,534,397
Capital Markets-5.82%
Ameriprise Financial, Inc., 4.00%, 10/15/2023	2,129,000	2,272,135
Ares Capital Corp., 3.50%, 02/10/2023	1,981,000	2,006,842
Bank of New York Mellon Corp. (The)
2.95%, 01/29/2023	2,688,000	2,769,756
3.50%, 04/28/2023	2,127,000	2,230,088
3.45%, 08/11/2023	1,911,000	2,003,275
2.20%, 08/16/2023	3,162,000	3,180,513
Charles Schwab Corp. (The), 2.65%, 01/25/2023	2,004,000	2,044,195
Goldman Sachs Group, Inc. (The)
3.63%, 01/22/2023	6,246,000	6,517,537
3.20%, 02/23/2023	4,603,000	4,737,255
Jefferies Group LLC, 5.13%, 01/20/2023	1,706,000	1,841,239
Morgan Stanley
3.13%, 01/23/2023	6,613,000	6,794,949
3.75%, 02/25/2023	6,641,000	6,955,920
4.10%, 05/22/2023	4,992,000	5,278,241
State Street Corp.
3.10%, 05/15/2023	2,507,000	2,591,645
3.70%, 11/20/2023	2,538,000	2,704,150
		53,927,740
Chemicals-0.65%
LYB International Finance B.V., 4.00%, 07/15/2023	2,041,000	2,159,013
Mosaic Co. (The), 4.25%, 11/15/2023	2,411,000	2,572,241
Praxair, Inc., 2.70%, 02/21/2023	1,247,000	1,274,420
		6,005,674
Commercial Services & Supplies-0.33%
Republic Services, Inc., 4.75%, 05/15/2023	1,520,000	1,639,844
Waste Management, Inc., 2.40%, 05/15/2023	1,373,000	1,386,644
		3,026,488
	Principal Amount	Value
Communications Equipment-0.53%
Cisco Systems, Inc.
2.60%, 02/28/2023	$1,409,000	$1,438,918
2.20%, 09/20/2023	1,951,000	1,971,817
Motorola Solutions, Inc., 3.50%, 03/01/2023(c)	1,487,000	1,535,239
		4,945,974
Consumer Finance-1.68%
American Express Co., 3.40%, 02/27/2023	4,065,000	4,224,683
Capital One Bank USA N.A., 3.38%, 02/15/2023	3,100,000	3,195,951
Capital One Financial Corp.
3.20%, 01/30/2023	3,227,000	3,319,988
3.50%, 06/15/2023	1,988,000	2,065,067
Discover Bank, 3.35%, 02/06/2023	2,650,000	2,732,522
		15,538,211
Containers & Packaging-0.23%
Packaging Corp. of America, 4.50%, 11/01/2023	1,970,000	2,124,085
Diversified Financial Services-1.04%
Berkshire Hathaway, Inc.
3.00%, 02/11/2023	1,383,000	1,434,963
2.75%, 03/15/2023	5,822,000	5,982,396
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	2,068,000	2,258,095
		9,675,454
Diversified Telecommunication Services-2.52%
AT&T, Inc.
3.60%, 02/17/2023	5,791,000	6,053,934
4.05%, 12/15/2023	962,000	1,026,470
Telefonica Emisiones S.A.U. (Spain), 4.57%, 04/27/2023	2,551,000	2,741,774
Verizon Communications, Inc., 5.15%, 09/15/2023	12,193,000	13,573,476
		23,395,654
Electric Utilities-2.15%
Duke Energy Carolinas LLC
2.50%, 03/15/2023	1,411,000	1,436,814
3.05%, 03/15/2023	1,636,000	1,690,404
FirstEnergy Corp., Series B, 4.25%, 03/15/2023	2,263,000	2,386,689
Florida Power & Light Co., 2.75%, 06/01/2023	1,414,000	1,450,557
NextEra Energy Capital Holdings, Inc., 2.80%, 01/15/2023	1,400,000	1,427,175
PPL Capital Funding, Inc., 3.40%, 06/01/2023	1,835,000	1,888,450
PSEG Power LLC, 3.85%, 06/01/2023	2,316,000	2,430,502
Southern California Edison Co., Series C, 3.50%, 10/01/2023	1,620,000	1,681,384
Southern Co. (The), 2.95%, 07/01/2023	3,373,000	3,441,591
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	2,060,000	2,101,638
		19,935,204
Electrical Equipment-0.16%
Emerson Electric Co., 2.63%, 02/15/2023	1,491,000	1,525,881

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-0.79%
Halliburton Co., 3.50%, 08/01/2023	$2,961,000	$3,072,022
Schlumberger Investment S.A., 3.65%, 12/01/2023	4,007,000	4,218,000
		7,290,022
Entertainment-0.44%
Viacom, Inc., 4.25%, 09/01/2023	3,762,000	3,991,951
Warner Media LLC, 4.05%, 12/15/2023	96,000	102,373
		4,094,324
Equity REITs-4.68%
Alexandria Real Estate Equities, Inc., 3.90%, 06/15/2023	1,207,000	1,269,320
American Tower Corp.
3.50%, 01/31/2023	2,711,000	2,810,970
3.00%, 06/15/2023	1,911,000	1,956,536
Boston Properties L.P.
3.85%, 02/01/2023	2,672,000	2,805,015
3.13%, 09/01/2023	1,439,000	1,483,368
Brixmor Operating Partnership L.P., 3.25%, 09/15/2023	1,377,000	1,425,802
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/2023	3,067,000	3,220,260
Crown Castle International Corp.
5.25%, 01/15/2023	4,695,000	5,116,086
3.15%, 07/15/2023	1,737,000	1,787,990
ERP Operating L.P., 3.00%, 04/15/2023	1,363,000	1,402,651
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/01/2023(c)	1,383,000	1,514,025
Healthpeak Properties, Inc., 4.25%, 11/15/2023	2,495,000	2,670,983
Hospitality Properties Trust, 4.50%, 06/15/2023	1,560,000	1,612,853
Omega Healthcare Investors, Inc., 4.38%, 08/01/2023	1,989,000	2,117,179
Prologis L.P., 4.25%, 08/15/2023	2,238,000	2,405,451
Realty Income Corp., 4.65%, 08/01/2023	2,035,000	2,208,760
Simon Property Group L.P.
2.75%, 02/01/2023	1,406,000	1,435,576
2.75%, 06/01/2023	1,632,000	1,673,923
Welltower, Inc.
3.75%, 03/15/2023	1,542,000	1,612,552
3.95%, 09/01/2023	1,366,000	1,445,976
Weyerhaeuser Co., 4.63%, 09/15/2023	1,284,000	1,383,683
		43,358,959
Food & Staples Retailing-1.64%
Kroger Co. (The), 3.85%, 08/01/2023	1,640,000	1,732,499
Walmart, Inc.
2.55%, 04/11/2023	4,676,000	4,773,072
3.40%, 06/26/2023	8,316,000	8,735,279
		15,240,850
Food Products-2.00%
Campbell Soup Co., 3.65%, 03/15/2023	3,227,000	3,354,878
Conagra Brands, Inc., 3.20%, 01/25/2023	2,325,000	2,385,514
General Mills, Inc., 3.70%, 10/17/2023	2,553,000	2,694,872
Hershey Co. (The), 3.38%, 05/15/2023	1,611,000	1,688,196
Kellogg Co., 2.65%, 12/01/2023	1,549,000	1,579,404
	Principal Amount	Value
Food Products-(continued)
Kraft Heinz Foods Co. (The), 4.00%, 06/15/2023	$4,346,000	$4,549,238
Mondelez International, Inc., 3.63%, 05/07/2023	2,157,000	2,258,768
		18,510,870
Gas Utilities-0.16%
National Fuel Gas Co., 3.75%, 03/01/2023	1,429,000	1,477,805
Health Care Equipment & Supplies-0.49%
Abbott Laboratories, 3.40%, 11/30/2023	2,934,000	3,073,848
Medtronic, Inc., 2.75%, 04/01/2023	1,388,000	1,421,424
		4,495,272
Health Care Providers & Services-4.89%
Aetna, Inc., 2.80%, 06/15/2023	3,397,000	3,450,332
Anthem, Inc., 3.30%, 01/15/2023	2,792,000	2,889,567
Cardinal Health, Inc., 3.20%, 03/15/2023	1,398,000	1,434,047
Cigna Corp.
3.00%, 07/15/2023(b)	2,562,000	2,606,497
3.75%, 07/15/2023	3,524,000	3,687,164
CVS Health Corp.
3.70%, 03/09/2023	17,195,000	17,916,347
4.00%, 12/05/2023	3,432,000	3,630,699
HCA, Inc., 4.75%, 05/01/2023	3,389,000	3,625,179
UnitedHealth Group, Inc.
2.75%, 02/15/2023	1,616,000	1,647,964
2.88%, 03/15/2023	2,256,000	2,309,306
3.50%, 06/15/2023	1,999,000	2,093,971
		45,291,073
Hotels, Restaurants & Leisure-0.88%
McDonald’s Corp., 3.35%, 04/01/2023	2,424,000	2,524,305
Starbucks Corp.
3.10%, 03/01/2023	3,099,000	3,201,580
3.85%, 10/01/2023	2,274,000	2,419,743
		8,145,628
Household Durables-0.71%
Mohawk Industries, Inc., 3.85%, 02/01/2023	1,462,000	1,523,345
Newell Brands, Inc., 3.85%, 04/01/2023	4,911,000	5,069,625
		6,592,970
Household Products-0.44%
Colgate-Palmolive Co., 1.95%, 02/01/2023	1,246,000	1,251,040
Procter & Gamble Co. (The), 3.10%, 08/15/2023	2,646,000	2,777,662
		4,028,702
Industrial Conglomerates-0.87%
3M Co., 2.25%, 03/15/2023	1,743,000	1,744,403
General Electric Co., 3.10%, 01/09/2023	3,779,000	3,869,301
Roper Technologies, Inc., 3.65%, 09/15/2023	2,369,000	2,491,722
		8,105,426
Insurance-1.01%
Aflac, Inc., 3.63%, 06/15/2023	1,951,000	2,056,409
Allstate Corp. (The), 3.15%, 06/15/2023	1,475,000	1,532,256
Lincoln National Corp., 4.00%, 09/01/2023	1,367,000	1,456,539
Loews Corp., 2.63%, 05/15/2023	1,463,000	1,490,687
MetLife, Inc., Series D, 4.37%, 09/15/2023	2,640,000	2,856,281
		9,392,172

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Internet & Direct Marketing Retail-0.96%
Amazon.com, Inc., 2.40%, 02/22/2023	$3,121,000	$3,173,131
Booking Holdings, Inc., 2.75%, 03/15/2023	1,496,000	1,526,599
eBay, Inc., 2.75%, 01/30/2023	2,095,000	2,124,293
QVC, Inc., 4.38%, 03/15/2023	1,976,000	2,047,071
		8,871,094
IT Services-1.00%
Fidelity National Information Services, Inc., 3.50%, 04/15/2023	2,259,000	2,351,111
Global Payments, Inc.
3.75%, 06/01/2023	1,548,000	1,614,998
4.00%, 06/01/2023	1,374,000	1,445,068
International Business Machines Corp., 3.38%, 08/01/2023	3,700,000	3,861,135
		9,272,312
Life Sciences Tools & Services-0.51%
Agilent Technologies, Inc., 3.88%, 07/15/2023	1,926,000	2,023,444
Thermo Fisher Scientific, Inc., 3.00%, 04/15/2023	2,654,000	2,734,519
		4,757,963
Machinery-1.48%
Caterpillar Financial Services Corp.
3.45%, 05/15/2023	1,380,000	1,447,508
3.75%, 11/24/2023	1,347,000	1,438,707
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	1,679,000	1,785,961
Cummins, Inc., 3.65%, 10/01/2023	1,393,000	1,478,379
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/2023	1,743,000	1,861,561
John Deere Capital Corp.
2.70%, 01/06/2023	1,392,000	1,425,223
2.80%, 01/27/2023	1,389,000	1,423,536
2.80%, 03/06/2023	2,777,000	2,857,915
		13,718,790
Media-2.09%
Comcast Corp.
2.85%, 01/15/2023	2,336,000	2,397,577
2.75%, 03/01/2023	3,493,000	3,572,550
Discovery Communications LLC, 2.95%, 03/20/2023	3,671,000	3,739,702
Interpublic Group of Cos., Inc. (The), 3.75%, 02/15/2023	1,264,000	1,320,997
NBCUniversal Media LLC, 2.88%, 01/15/2023	2,860,000	2,939,487
RELX Capital Inc. (United Kingdom), 3.50%, 03/16/2023	2,318,000	2,403,553
Time Warner Entertainment Co. L.P., 8.38%, 03/15/2023	2,549,000	3,025,061
		19,398,927
Metals & Mining-0.35%
Nucor Corp., 4.00%, 08/01/2023	1,347,000	1,425,252
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023	1,722,000	1,825,746
		3,250,998
Multiline Retail-0.77%
Dollar General Corp., 3.25%, 04/15/2023	2,385,000	2,463,858
	Principal Amount	Value
Multiline Retail-(continued)
Dollar Tree, Inc., 3.70%, 05/15/2023	$2,561,000	$2,662,539
Macy’s Retail Holdings, Inc., 2.88%, 02/15/2023	2,016,000	1,992,641
		7,119,038
Multi-Utilities-0.90%
Black Hills Corp., 4.25%, 11/30/2023	1,347,000	1,432,315
Delmarva Power & Light Co., 3.50%, 11/15/2023	1,345,000	1,411,102
DTE Energy Co., Series D, 3.70%, 08/01/2023	1,409,000	1,471,447
Public Service Electric & Gas Co., 2.38%, 05/15/2023	1,259,000	1,277,139
Sempra Energy
2.90%, 02/01/2023	1,258,000	1,280,777
4.05%, 12/01/2023	1,378,000	1,462,992
		8,335,772
Oil, Gas & Consumable Fuels-8.80%
BP Capital Markets PLC (United Kingdom), 3.99%, 09/26/2023	1,981,000	2,115,189
Buckeye Partners L.P., 4.15%, 07/01/2023	1,418,000	1,416,988
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	2,698,000	2,746,479
Chevron Corp.
2.57%, 05/16/2023	2,013,000	2,055,135
3.19%, 06/24/2023	6,859,000	7,145,890
Continental Resources, Inc., 4.50%, 04/15/2023	4,435,000	4,626,079
Enbridge, Inc. (Canada), 4.00%, 10/01/2023	2,160,000	2,285,316
Energy Transfer Operating, L.P.
3.60%, 02/01/2023	2,499,000	2,556,547
4.20%, 09/15/2023	1,255,000	1,313,279
Energy Transfer Partners L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	1,579,000	1,661,801
Enterprise Products Operating LLC, 3.35%, 03/15/2023	3,590,000	3,709,647
EOG Resources, Inc., 2.63%, 03/15/2023	3,399,000	3,459,109
EQM Midstream Partners, L.P., 4.75%, 07/15/2023	3,285,000	3,206,738
Exxon Mobil Corp., 2.73%, 03/01/2023	3,924,000	4,025,630
Kinder Morgan Energy Partners L.P.
3.45%, 02/15/2023	1,653,000	1,701,105
3.50%, 09/01/2023	1,536,000	1,590,981
Kinder Morgan, Inc., 3.15%, 01/15/2023	2,727,000	2,786,962
MPLX L.P.
3.38%, 03/15/2023	1,258,000	1,287,761
4.50%, 07/15/2023	3,161,000	3,352,838
Occidental Petroleum Corp., 2.70%, 02/15/2023	3,355,000	3,375,108
ONEOK, Inc., 7.50%, 09/01/2023	1,479,000	1,728,365
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	1,840,000	1,901,481
Sabine Pass Liquefaction, LLC, 5.63%, 04/15/2023	3,700,000	4,021,413
Shell International Finance B.V. (Netherlands)
2.25%, 01/06/2023	2,714,000	2,734,451
3.40%, 08/12/2023	3,026,000	3,184,189
Total Capital Canada Ltd. (France), 2.75%, 07/15/2023	2,681,000	2,763,504
Total Capital International S.A. (France), 2.70%, 01/25/2023	2,647,000	2,704,811

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	$1,910,000	$2,012,241
Williams Cos., Inc. (The)
3.70%, 01/15/2023	2,226,000	2,299,397
4.50%, 11/15/2023	1,643,000	1,747,430
		81,515,864
Personal Products-0.34%
Unilever Capital Corp. (United Kingdom), 3.13%, 03/22/2023	3,001,000	3,111,392
Pharmaceuticals-4.71%
AstraZeneca PLC (United Kingdom), 3.50%, 08/17/2023	2,304,000	2,408,459
Bristol-Myers Squibb Co.
2.75%, 02/15/2023(b)	1,704,000	1,738,408
3.25%, 02/20/2023(b)	2,935,000	3,041,582
4.00%, 08/15/2023(b)	1,866,000	1,977,616
3.25%, 11/01/2023	1,542,000	1,612,401
Elanco Animal Health, Inc., 4.27%, 08/28/2023	2,232,000	2,337,871
GlaxoSmithKline Capital, Inc. (United Kingdom)
2.80%, 03/18/2023	4,067,000	4,166,310
3.38%, 05/15/2023	3,232,000	3,378,856
Johnson & Johnson
2.05%, 03/01/2023	1,239,000	1,248,672
3.38%, 12/05/2023	2,036,000	2,162,525
Merck & Co., Inc., 2.80%, 05/18/2023	5,451,000	5,627,813
Mylan, Inc., 4.20%, 11/29/2023	1,421,000	1,496,562
Pfizer, Inc.
3.00%, 06/15/2023	2,650,000	2,751,615
3.20%, 09/15/2023	2,845,000	2,966,989
Sanofi (France), 3.38%, 06/19/2023	2,674,000	2,803,224
Zoetis, Inc., 3.25%, 02/01/2023	3,770,000	3,881,615
		43,600,518
Professional Services-0.17%
Thomson Reuters Corp. (Canada), 4.30%, 11/23/2023	1,485,000	1,588,637
Road & Rail-1.03%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	1,962,000	2,018,498
3.85%, 09/01/2023	2,195,000	2,334,254
CSX Corp., 3.70%, 11/01/2023	1,736,000	1,839,698
Norfolk Southern Corp., 2.90%, 02/15/2023	1,495,000	1,528,203
Union Pacific Corp., 3.50%, 06/08/2023	1,719,000	1,799,769
		9,520,422
Semiconductors & Semiconductor Equipment-1.30%
Analog Devices, Inc.
2.88%, 06/01/2023	1,394,000	1,418,698
3.13%, 12/05/2023	1,414,000	1,457,088
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/2023	2,558,000	2,563,034
Maxim Integrated Products, Inc., 3.38%, 03/15/2023	1,296,000	1,328,952
QUALCOMM, Inc., 2.60%, 01/30/2023	3,955,000	4,018,058
Texas Instruments, Inc., 2.25%, 05/01/2023	1,268,000	1,284,810
		12,070,640
Software-3.44%
IBM Credit LLC, 3.00%, 02/06/2023	3,000,000	3,082,712
	Principal Amount	Value
Software-(continued)
Microsoft Corp.
2.38%, 05/01/2023	$3,126,000	$3,186,933
2.00%, 08/08/2023	4,597,000	4,624,992
3.63%, 12/15/2023	4,542,000	4,844,019
Oracle Corp.
2.63%, 02/15/2023	3,222,000	3,286,804
3.63%, 07/15/2023	2,776,000	2,932,454
2.40%, 09/15/2023	7,031,000	7,125,836
salesforce.com, inc., 3.25%, 04/11/2023	2,678,000	2,785,039
		31,868,789
Specialty Retail-0.80%
AutoZone, Inc., 3.13%, 07/15/2023	1,787,000	1,839,531
Home Depot, Inc. (The), 2.70%, 04/01/2023	2,635,000	2,705,080
Lowe’s Cos., Inc., 3.88%, 09/15/2023	1,378,000	1,452,804
TJX Cos., Inc. (The), 2.50%, 05/15/2023	1,396,000	1,420,266
		7,417,681
Technology Hardware, Storage & Peripherals-2.91%
Apple, Inc.
2.40%, 01/13/2023	2,012,000	2,042,875
2.85%, 02/23/2023	4,135,000	4,247,258
2.40%, 05/03/2023	15,531,000	15,777,917
Hewlett Packard Enterprise Co., 2.25%, 04/01/2023	2,260,000	2,253,771
Seagate HDD Cayman, 4.75%, 06/01/2023	2,549,000	2,680,468
		27,002,289
Textiles, Apparel & Luxury Goods-0.14%
NIKE, Inc., 2.25%, 05/01/2023	1,276,000	1,300,482
Tobacco-0.66%
Philip Morris International, Inc.
2.63%, 03/06/2023	1,469,000	1,494,236
2.13%, 05/10/2023	1,738,000	1,738,950
3.60%, 11/15/2023	1,381,000	1,460,815
Reynolds American, Inc. (United Kingdom), 4.85%, 09/15/2023	1,348,000	1,457,460
		6,151,461
Trading Companies & Distributors-1.12%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%, 01/23/2023	2,652,000	2,716,910
4.13%, 07/03/2023	2,501,000	2,635,967
Air Lease Corp.
2.75%, 01/15/2023	1,646,000	1,663,774
3.88%, 07/03/2023	1,256,000	1,314,784
3.00%, 09/15/2023	2,023,000	2,063,266
		10,394,701
Wireless Telecommunication Services-0.45%
Rogers Communications, Inc. (Canada)
3.00%, 03/15/2023	1,398,000	1,428,872
4.10%, 10/01/2023	2,585,000	2,754,518
Vodafone Group PLC (United Kingdom), 2.95%, 02/19/2023	14,000	14,335
		4,197,725
Total U.S. Dollar Denominated Bonds & Notes (Cost $892,817,819)		917,609,737

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $1,024,432)	1,024,432	$1,024,432
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.13% (Cost $893,842,251)		918,634,169
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	1,055,530	1,055,530
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	351,703	$351,843
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,407,373)		1,407,373
TOTAL INVESTMENTS IN SECURITIES-99.28% (Cost $895,249,624)		920,041,542
OTHER ASSETS LESS LIABILITIES-0.72%		6,652,255
NET ASSETS-100.00%		$926,693,797

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $11,566,898, which represented 1.25% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.70%
Aerospace & Defense-1.44%
Arconic, Inc., 5.13%, 10/01/2024	$3,357,000	$3,661,698
General Dynamics Corp., 2.38%, 11/15/2024	1,298,000	1,323,633
Rockwell Collins, Inc., 3.20%, 03/15/2024	2,582,000	2,686,636
United Technologies Corp., 2.80%, 05/04/2024	2,154,000	2,210,570
		9,882,537
Air Freight & Logistics-0.50%
FedEx Corp., 4.00%, 01/15/2024	1,931,000	2,066,330
United Parcel Service, Inc., 2.80%, 11/15/2024	1,319,000	1,366,895
		3,433,225
Auto Components-0.58%
Aptiv PLC, 4.15%, 03/15/2024	1,913,000	2,034,350
Magna International, Inc. (Canada), 3.63%, 06/15/2024	1,868,000	1,961,738
		3,996,088
Automobiles-2.16%
American Honda Finance Corp., 2.90%, 02/16/2024	1,128,000	1,161,418
Ford Motor Credit Co. LLC
3.81%, 01/09/2024	2,400,000	2,403,740
3.66%, 09/08/2024	2,600,000	2,580,350
General Motors Financial Co., Inc.
3.95%, 04/13/2024	3,194,000	3,321,854
3.50%, 11/07/2024	1,883,000	1,927,719
Toyota Motor Corp. (Japan), 2.36%, 07/02/2024	1,765,000	1,790,974
Toyota Motor Credit Corp., 2.90%, 04/17/2024	1,582,000	1,638,776
		14,824,831
Banks-16.18%
Bank of America Corp.
4.13%, 01/22/2024	6,640,000	7,133,099
4.00%, 04/01/2024	6,288,000	6,734,028
4.20%, 08/26/2024	8,306,000	8,905,527
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024	2,300,000	2,440,381
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	3,000,000	3,131,421
BB&T Corp., 2.85%, 10/26/2024	2,874,000	2,949,151
BNP Paribas S.A. (France), 4.25%, 10/15/2024	2,400,000	2,546,636
BPCE S.A. (France), 4.00%, 04/15/2024	3,450,000	3,702,152
Citigroup, Inc.
3.75%, 06/16/2024	1,667,000	1,765,161
4.00%, 08/05/2024	2,181,000	2,332,500
Deutsche Bank AG (Germany), 3.70%, 05/30/2024	2,700,000	2,710,620
Fifth Third Bancorp, 4.30%, 01/16/2024	1,974,000	2,124,473
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024	4,550,000	4,820,869
HSBC USA, Inc., 3.50%, 06/23/2024	2,500,000	2,638,301
JPMorgan Chase & Co.
3.88%, 02/01/2024	4,064,000	4,329,284
3.63%, 05/13/2024	5,357,000	5,677,621
3.88%, 09/10/2024	8,697,000	9,249,041
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024	2,600,000	2,766,122
	Principal Amount	Value
Banks-(continued)
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024	$3,001,000	$3,056,206
PNC Bank, N.A., 3.30%, 10/30/2024	2,555,000	2,682,010
PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	2,125,000	2,266,725
Royal Bank of Scotland Group PLC (The) (United Kingdom), 5.13%, 05/28/2024	5,100,000	5,495,718
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024	2,641,000	2,821,150
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024	2,152,000	2,283,961
3.40%, 07/11/2024	2,253,000	2,365,876
U.S. Bancorp
3.70%, 01/30/2024	1,888,000	2,009,514
3.60%, 09/11/2024	2,919,000	3,109,233
Wells Fargo & Co.
4.48%, 01/16/2024	2,359,000	2,552,824
3.30%, 09/09/2024	6,039,000	6,303,691
		110,903,295
Beverages-1.59%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.70%, 02/01/2024	3,143,000	3,340,228
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.50%, 01/12/2024	3,778,000	3,972,108
PepsiCo., Inc., 3.60%, 03/01/2024(b)	3,386,000	3,611,620
		10,923,956
Biotechnology-1.34%
Amgen, Inc., 3.63%, 05/22/2024	3,992,000	4,236,805
Gilead Sciences, Inc., 3.70%, 04/01/2024	4,646,000	4,924,592
		9,161,397
Capital Markets-8.38%
Ameriprise Financial, Inc., 3.70%, 10/15/2024	1,486,000	1,584,785
Bank of New York Mellon Corp. (The)
3.40%, 05/15/2024	1,259,000	1,329,865
3.25%, 09/11/2024	1,432,000	1,504,266
Series 12, 3.65%, 02/04/2024	2,303,000	2,450,471
BlackRock, Inc., 3.50%, 03/18/2024	3,036,000	3,233,814
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	6,850,000	7,249,129
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024	8,108,000	8,627,234
3.85%, 07/08/2024	6,046,000	6,403,386
Moody’s Corp., 4.88%, 02/15/2024	1,199,000	1,322,146
Morgan Stanley
3.70%, 10/23/2024	8,258,000	8,751,586
Series F, 3.88%, 04/29/2024	8,370,000	8,898,877
Nasdaq, Inc., 4.25%, 06/01/2024	1,525,000	1,645,669
State Street Corp., 3.30%, 12/16/2024	2,867,000	3,022,490
Stifel Financial Corp., 4.25%, 07/18/2024	1,317,000	1,395,715
		57,419,433
Chemicals-1.22%
Dow Chemical Co. (The), 3.50%, 10/01/2024	2,404,000	2,522,167
LyondellBasell Industries N.V., 5.75%, 04/15/2024	2,150,000	2,426,098
Nutrien Ltd. (Canada), 3.63%, 03/15/2024	1,959,000	2,048,073
Sherwin-Williams Co. (The), 3.13%, 06/01/2024	1,341,000	1,387,423
		8,383,761

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Communications Equipment-0.91%
Cisco Systems, Inc., 3.63%, 03/04/2024	$2,732,000	$2,917,692
Juniper Networks, Inc., 4.50%, 03/15/2024	1,499,000	1,621,652
Motorola Solutions, Inc., 4.00%, 09/01/2024	1,636,000	1,730,738
		6,270,082
Construction & Engineering-0.21%
Fluor Corp., 3.50%, 12/15/2024	1,434,000	1,425,230
Consumer Finance-2.08%
Ally Financial, Inc., 5.13%, 09/30/2024	644,000	709,205
American Express Co.
3.00%, 10/30/2024	4,485,000	4,629,083
3.63%, 12/05/2024	1,519,000	1,604,326
Capital One Financial Corp., 3.75%, 04/24/2024	2,059,000	2,166,464
Discover Financial Services, 3.95%, 11/06/2024	1,464,000	1,555,057
Synchrony Financial, 4.25%, 08/15/2024	3,372,000	3,558,101
		14,222,236
Containers & Packaging-0.30%
International Paper Co., 3.65%, 06/15/2024	1,937,000	2,039,456
Diversified Financial Services-0.88%
Brookfield Finance, Inc. (Canada), 4.00%, 04/01/2024	1,997,000	2,119,958
MidAmerican Energy Co., 3.50%, 10/15/2024	1,421,000	1,510,720
ORIX Corp. (Japan), 3.25%, 12/04/2024	2,310,000	2,406,410
		6,037,088
Diversified Telecommunication Services-2.78%
AT&T, Inc.
3.80%, 03/01/2024	1,864,000	1,970,248
3.90%, 03/11/2024	2,523,000	2,673,302
4.45%, 04/01/2024	3,078,000	3,327,658
3.55%, 06/01/2024	1,889,000	1,979,484
Verizon Communications, Inc.
4.15%, 03/15/2024	2,320,000	2,504,464
3.50%, 11/01/2024	6,236,000	6,611,009
		19,066,165
Electric Utilities-1.08%
Avangrid, Inc., 3.15%, 12/01/2024	1,462,000	1,508,664
Duke Energy Corp., 3.75%, 04/15/2024	2,627,000	2,785,092
Florida Power & Light Co., 3.25%, 06/01/2024	1,430,000	1,496,766
Interstate Power and Light Co., 3.25%, 12/01/2024	1,542,000	1,603,252
		7,393,774
Electronic Equipment, Instruments & Components-0.67%
Arrow Electronics, Inc., 3.25%, 09/08/2024	1,456,000	1,478,357
Ingram Micro, Inc., 5.45%, 12/15/2024	1,351,000	1,398,103
Keysight Technologies, Inc., 4.55%, 10/30/2024	1,553,000	1,690,995
		4,567,455
Entertainment-0.22%
Viacom, Inc., 3.88%, 04/01/2024	1,337,000	1,404,307
Warner Media LLC, 3.55%, 06/01/2024	122,000	127,794
		1,532,101
Equity REITs-3.04%
American Tower Corp., 5.00%, 02/15/2024	2,582,000	2,841,659
Boston Properties L.P., 3.80%, 02/01/2024	2,206,000	2,339,353
	Principal Amount	Value
Equity REITs-(continued)
Brixmor Operating Partnership L.P., 3.65%, 06/15/2024	$1,592,000	$1,658,164
Crown Castle International Corp., 3.20%, 09/01/2024	1,791,000	1,854,729
CyrusOne L.P./CyrusOne Finance Corp., 5.00%, 03/15/2024	1,575,000	1,629,676
Healthpeak Properties, Inc., 3.88%, 08/15/2024	2,232,000	2,380,941
Simon Property Group L.P.
3.75%, 02/01/2024	1,839,000	1,956,172
2.00%, 09/13/2024	775,000	771,208
3.38%, 10/01/2024	2,392,000	2,515,916
VEREIT Operating Partnership, L.P., 4.60%, 02/06/2024	1,252,000	1,349,292
WP Carey, Inc., 4.60%, 04/01/2024	1,419,000	1,519,800
		20,816,910
Food & Staples Retailing-2.53%
Costco Wholesale Corp., 2.75%, 05/18/2024	3,014,000	3,114,259
Kroger Co. (The), 4.00%, 02/01/2024	1,459,000	1,552,867
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	5,489,000	5,680,873
Walmart, Inc.
3.30%, 04/22/2024	4,114,000	4,328,486
2.65%, 12/15/2024	2,616,000	2,695,250
		17,371,735
Food Products-1.37%
Bunge Ltd. Finance Corp., 4.35%, 03/15/2024	1,573,000	1,659,582
General Mills, Inc., 3.65%, 02/15/2024	1,324,000	1,394,463
McCormick & Co., Inc., 3.15%, 08/15/2024	1,515,000	1,569,166
Mondelez International, Inc., 4.00%, 02/01/2024	1,520,000	1,620,339
Tyson Foods, Inc., 3.95%, 08/15/2024	2,951,000	3,154,910
		9,398,460
Gas Utilities-0.23%
Southern California Gas Co., 3.15%, 09/15/2024	1,490,000	1,560,349
Health Care Equipment & Supplies-1.88%
Becton, Dickinson and Co.
3.36%, 06/06/2024	4,620,000	4,809,943
3.73%, 12/15/2024	3,890,000	4,121,657
Medtronic, Inc., 3.63%, 03/15/2024	2,269,000	2,412,641
Stryker Corp., 3.38%, 05/15/2024	1,439,000	1,508,396
		12,852,637
Health Care Providers & Services-3.74%
Aetna, Inc., 3.50%, 11/15/2024	1,964,000	2,052,535
AmerisourceBergen Corp., 3.40%, 05/15/2024	1,309,000	1,359,036
Anthem, Inc.
3.50%, 08/15/2024	2,181,000	2,284,706
3.35%, 12/01/2024	2,569,000	2,679,937
Cardinal Health, Inc., 3.08%, 06/15/2024	1,964,000	2,009,373
Cigna Corp., 3.50%, 06/15/2024(c)	2,510,000	2,610,338
CVS Health Corp., 3.38%, 08/12/2024	1,433,000	1,496,337
HCA, Inc., 5.00%, 03/15/2024	4,760,000	5,174,951
Humana, Inc., 3.85%, 10/01/2024	1,444,000	1,537,596

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024	$1,463,000	$1,519,965
McKesson Corp., 3.80%, 03/15/2024	2,750,000	2,899,251
		25,624,025
Hotels, Restaurants & Leisure-0.19%
McDonald’s Corp., 3.25%, 06/10/2024	1,220,000	1,278,829
Household Durables-0.24%
Lennar Corp., 4.50%, 04/30/2024	1,572,000	1,671,303
Household Products-0.39%
Clorox Co. (The), 3.50%, 12/15/2024	1,334,000	1,417,600
Colgate-Palmolive Co., 3.25%, 03/15/2024	1,220,000	1,286,578
		2,704,178
Industrial Conglomerates-0.54%
General Electric Co.
3.38%, 03/11/2024	2,079,000	2,154,614
3.45%, 05/15/2024	1,490,000	1,543,606
		3,698,220
Insurance-3.27%
Aflac, Inc., 3.63%, 11/15/2024	2,204,000	2,350,627
American International Group, Inc., 4.13%, 02/15/2024	3,127,000	3,352,894
Aon PLC, 3.50%, 06/14/2024	1,866,000	1,953,862
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/2024(b)	1,362,000	1,506,815
Brown & Brown, Inc., 4.20%, 09/15/2024	1,435,000	1,526,788
Chubb INA Holdings, Inc., 3.35%, 05/15/2024	1,985,000	2,093,579
CNA Financial Corp., 3.95%, 05/15/2024	1,344,000	1,441,357
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	1,442,000	1,514,589
MetLife, Inc., 3.60%, 04/10/2024	2,627,000	2,787,176
Prudential Financial, Inc., 3.50%, 05/15/2024	2,143,000	2,271,078
Willis North America, Inc., 3.60%, 05/15/2024	1,537,000	1,605,524
		22,404,289
Interactive Media & Services-0.38%
Alphabet, Inc., 3.38%, 02/25/2024	2,439,000	2,575,803
Internet & Direct Marketing Retail-2.17%
Amazon.com, Inc.
2.80%, 08/22/2024	5,634,000	5,830,570
3.80%, 12/05/2024	3,556,000	3,846,399
eBay, Inc., 3.45%, 08/01/2024	2,077,000	2,169,815
Expedia Group, Inc., 4.50%, 08/15/2024	1,169,000	1,261,386
QVC, Inc., 4.85%, 04/01/2024	1,651,000	1,751,371
		14,859,541
IT Services-1.96%
DXC Technology Co., 4.25%, 04/15/2024	1,364,000	1,433,121
Fidelity National Information Services, Inc., 3.88%, 06/05/2024	1,170,000	1,246,914
Fiserv, Inc., 2.75%, 07/01/2024	2,387,000	2,427,199
International Business Machines Corp., 3.63%, 02/12/2024	5,200,000	5,494,123
Mastercard, Inc., 3.38%, 04/01/2024	2,651,000	2,813,865
		13,415,222
Life Sciences Tools & Services-0.46%
Thermo Fisher Scientific, Inc., 4.15%, 02/01/2024	2,922,000	3,138,314
	Principal Amount	Value
Machinery-2.44%
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	$1,572,000	$1,665,200
Caterpillar, Inc., 3.40%, 05/15/2024	2,825,000	2,988,485
CNH Industrial Capital LLC, 4.20%, 01/15/2024	1,319,000	1,400,170
Illinois Tool Works, Inc., 3.50%, 03/01/2024	2,175,000	2,301,372
Ingersoll-Rand Luxembourg Finance S.A., 3.55%, 11/01/2024	1,334,000	1,400,312
John Deere Capital Corp.
3.35%, 06/12/2024	1,358,000	1,433,576
2.65%, 06/24/2024	1,691,000	1,735,082
Parker-Hannifin Corp., 3.30%, 11/21/2024	1,234,000	1,283,171
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/2024	2,358,000	2,502,767
		16,710,135
Media-2.48%
CBS Corp., 3.70%, 08/15/2024	1,503,000	1,578,919
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	2,693,000	2,882,930
Comcast Corp.
3.00%, 02/01/2024	3,424,000	3,543,921
3.60%, 03/01/2024	2,930,000	3,104,712
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	1,671,000	1,794,725
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	2,052,000	2,160,281
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	1,848,000	1,940,544
		17,006,032
Multiline Retail-0.69%
Macy’s Retail Holdings, Inc., 3.63%, 06/01/2024(b)	1,499,000	1,500,793
Target Corp., 3.50%, 07/01/2024	3,052,000	3,262,210
		4,763,003
Multi-Utilities-0.23%
Sempra Energy, 3.55%, 06/15/2024	1,497,000	1,565,009
Oil, Gas & Consumable Fuels-12.36%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	1,540,000	1,659,996
BP Capital Markets PLC (United Kingdom)
3.81%, 02/10/2024	3,720,000	3,962,322
3.54%, 11/04/2024	2,225,000	2,371,670
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024	1,416,000	1,490,527
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	2,251,000	2,588,290
Chevron Corp., 2.90%, 03/03/2024	2,763,000	2,868,969
Cimarex Energy Co., 4.38%, 06/01/2024	2,106,000	2,208,559
Continental Resources, Inc., 3.80%, 06/01/2024	2,739,000	2,805,438
Diamondback Energy, Inc., 4.75%, 11/01/2024	1,840,000	1,911,558
Enable Midstream Partners, L.P., 3.90%, 05/15/2024	1,680,000	1,694,223
Enbridge, Inc. (Canada), 3.50%, 06/10/2024	1,378,000	1,434,093
EnLink Midstream Partners, L.P., 4.40%, 04/01/2024(b)	1,509,000	1,392,037
Enterprise Products Operating LLC, 3.90%, 02/15/2024	2,570,000	2,728,088

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EQM Midstream Partners, L.P., 4.00%, 08/01/2024	$1,462,000	$1,380,264
Equinor ASA (Norway), 3.70%, 03/01/2024	2,994,000	3,200,874
Exxon Mobil Corp., 3.18%, 03/15/2024	3,001,000	3,151,792
Husky Energy, Inc. (Canada), 4.00%, 04/15/2024	2,180,000	2,286,383
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	1,898,000	2,005,941
4.30%, 05/01/2024	1,684,000	1,793,017
4.25%, 09/01/2024	1,875,000	2,002,087
Marathon Petroleum Corp., 3.63%, 09/15/2024	2,065,000	2,166,004
MPLX L.P., 4.88%, 12/01/2024	3,064,000	3,317,005
Newfield Exploration Co., 5.63%, 07/01/2024	2,638,000	2,881,582
Noble Energy, Inc., 3.90%, 11/15/2024	1,773,000	1,860,054
Occidental Petroleum Corp., 6.95%, 07/01/2024	1,788,000	2,088,439
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	1,964,000	2,005,282
Sabine Pass Liquefaction, LLC, 5.75%, 05/15/2024	4,900,000	5,459,381
Spectra Energy Partners L.P., 4.75%, 03/15/2024	2,658,000	2,889,570
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	2,123,000	2,243,545
Sunoco Logistics Partners Operations L.P., 4.25%, 04/01/2024	1,375,000	1,435,205
Total Capital International S.A. (France)
3.70%, 01/15/2024	2,766,000	2,941,800
3.75%, 04/10/2024	3,474,000	3,713,867
Williams Cos., Inc. (The)
4.30%, 03/04/2024	2,705,000	2,858,831
4.55%, 06/24/2024	3,654,000	3,913,883
		84,710,576
Paper & Forest Products-0.24%
Georgia-Pacific LLC, 8.00%, 01/15/2024	1,355,000	1,656,933
Personal Products-0.85%
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024	2,900,000	3,043,542
2.60%, 05/05/2024	2,703,000	2,768,267
		5,811,809
Pharmaceuticals-2.47%
Allergan Funding SCS, 3.85%, 06/15/2024	2,851,000	2,995,055
Bristol-Myers Squibb Co., 3.63%, 05/15/2024(c)	1,699,000	1,800,025
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024	5,655,000	5,983,611
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	2,300,000	2,361,067
Pfizer, Inc., 3.40%, 05/15/2024	2,381,000	2,522,653
Wyeth LLC, 6.45%, 02/01/2024	1,080,000	1,272,549
		16,934,960
Road & Rail-0.78%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024	1,320,000	1,406,061
3.40%, 09/01/2024	2,111,000	2,232,359
CSX Corp., 3.40%, 08/01/2024	1,622,000	1,707,801
		5,346,221
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-3.11%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	$7,265,000	$7,480,743
Intel Corp., 2.88%, 05/11/2024	3,408,000	3,534,090
KLA Corp., 4.65%, 11/01/2024	3,440,000	3,782,425
QUALCOMM, Inc., 2.90%, 05/20/2024	4,121,000	4,242,476
Xilinx, Inc., 2.95%, 06/01/2024	2,232,000	2,288,178
		21,327,912
Software-2.64%
Microsoft Corp., 2.88%, 02/06/2024	6,195,000	6,435,586
Oracle Corp.
3.40%, 07/08/2024	5,488,000	5,800,790
2.95%, 11/15/2024	5,646,000	5,866,610
		18,102,986
Specialty Retail-0.47%
Home Depot, Inc. (The), 3.75%, 02/15/2024	3,024,000	3,224,863
Technology Hardware, Storage & Peripherals-3.14%
Apple, Inc.
3.00%, 02/09/2024	5,227,000	5,433,789
3.45%, 05/06/2024	6,988,000	7,425,045
2.85%, 05/11/2024	4,998,000	5,173,244
1.80%, 09/11/2024	1,954,000	1,939,976
Seagate HDD Cayman, 4.88%, 03/01/2024	1,447,000	1,529,289
		21,501,343
Tobacco-0.92%
Altria Group, Inc., 4.00%, 01/31/2024	3,785,000	4,006,159
Philip Morris International, Inc., 3.25%, 11/10/2024	2,194,000	2,303,421
		6,309,580
Trading Companies & Distributors-0.22%
Air Lease Corp., 4.25%, 09/15/2024	1,429,000	1,533,029
Wireless Telecommunication Services-0.75%
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024	4,875,000	5,143,648
Total U.S. Dollar Denominated Bonds & Notes (Cost $655,608,864)		676,499,964
	Shares
Money Market Funds-0.45%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $3,080,519)	3,080,519	3,080,519
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $658,689,383)		679,580,483
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.53%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	2,741,784	2,741,784

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	898,635	$898,994
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,640,778)		3,640,778
TOTAL INVESTMENTS IN SECURITIES-99.68% (Cost $662,330,161)		683,221,261
OTHER ASSETS LESS LIABILITIES-0.32%		2,169,339
NET ASSETS-100.00%		$685,390,600

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $4,410,363, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.74%
Aerospace & Defense-2.15%
General Dynamics Corp., 3.50%, 05/15/2025	$987,000	$1,056,478
L3Harris Technologies, Inc., 3.83%, 04/27/2025	743,000	793,034
Lockheed Martin Corp., 2.90%, 03/01/2025	926,000	964,193
Northrop Grumman Corp., 2.93%, 01/15/2025	1,779,000	1,828,879
Precision Castparts Corp., 3.25%, 06/15/2025	1,069,000	1,126,532
United Technologies Corp., 3.95%, 08/16/2025	2,082,000	2,265,001
		8,034,117
Air Freight & Logistics-0.21%
FedEx Corp., 3.20%, 02/01/2025	763,000	793,655
Auto Components-0.48%
BorgWarner, Inc., 3.38%, 03/15/2025	936,000	978,115
Magna International, Inc. (Canada), 4.15%, 10/01/2025	757,000	815,930
		1,794,045
Automobiles-2.31%
Ford Motor Credit Co. LLC
4.69%, 06/09/2025	1,400,000	1,440,405
4.13%, 08/04/2025	1,600,000	1,600,642
General Motors Co., 4.00%, 04/01/2025	715,000	747,890
General Motors Financial Co., Inc.
4.00%, 01/15/2025	1,448,000	1,501,575
4.35%, 04/09/2025	1,628,000	1,716,221
4.30%, 07/13/2025	1,034,000	1,089,844
Toyota Motor Credit Corp., 3.40%, 04/14/2025	515,000	549,189
		8,645,766
Banks-14.34%
Banco Santander S.A. (Spain), 5.18%, 11/19/2025	1,400,000	1,552,336
Bank of America Corp.
4.00%, 01/22/2025	3,472,000	3,697,003
3.88%, 08/01/2025	2,427,000	2,610,780
Series L, 3.95%, 04/21/2025	3,199,000	3,403,315
BB&T Corp., 3.70%, 06/05/2025	1,193,000	1,278,678
Branch Banking & Trust Co., 3.63%, 09/16/2025	1,400,000	1,492,349
Citigroup, Inc.
3.88%, 03/26/2025	1,095,000	1,157,216
3.30%, 04/27/2025	2,151,000	2,245,841
4.40%, 06/10/2025	3,128,000	3,381,522
5.50%, 09/13/2025	1,731,000	1,980,396
Citizens Financial Group, Inc., 4.30%, 12/03/2025	763,000	821,518
Cooperatieve Rabobank U.A. (Netherlands), 4.38%, 08/04/2025	1,550,000	1,685,709
Deutsche Bank AG (Germany), 4.50%, 04/01/2025	1,500,000	1,456,979
Fifth Third Bank, 3.95%, 07/28/2025	1,400,000	1,524,123
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025	1,700,000	1,807,659
Huntington Bancshares, Inc., 4.00%, 05/15/2025	513,000	552,833
JPMorgan Chase & Co.
3.13%, 01/23/2025	3,349,000	3,473,383
3.90%, 07/15/2025	2,971,000	3,192,939
KeyBank N.A., 3.30%, 06/01/2025	1,000,000	1,056,261
Lloyds Bank PLC (United Kingdom), 3.50%, 05/14/2025	1,409,000	1,488,461
	Principal Amount	Value
Banks-(continued)
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025	$1,400,000	$1,503,429
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.78%, 03/02/2025	820,000	875,579
MUFG Americas Holdings Corp., 3.00%, 02/10/2025	493,000	502,528
PNC Bank, N.A., 3.25%, 06/01/2025	900,000	946,259
Santander Holdings USA, Inc., 4.50%, 07/17/2025	1,379,000	1,484,674
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	400,000	426,257
SunTrust Banks, Inc., 4.00%, 05/01/2025	1,073,000	1,161,197
Wells Fargo & Co.
3.00%, 02/19/2025	3,363,000	3,454,693
3.55%, 09/29/2025	3,291,000	3,477,670
		53,691,587
Beverages-1.48%
Coca-Cola Co. (The), 2.88%, 10/27/2025	2,477,000	2,592,199
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	571,000	595,333
PepsiCo., Inc.
2.75%, 04/30/2025	1,303,000	1,357,857
3.50%, 07/17/2025	933,000	1,004,408
		5,549,797
Biotechnology-3.44%
AbbVie, Inc., 3.60%, 05/14/2025	5,018,000	5,266,258
Amgen, Inc., 3.13%, 05/01/2025	1,372,000	1,424,526
Baxalta, Inc., 4.00%, 06/23/2025	1,306,000	1,409,465
Biogen, Inc., 4.05%, 09/15/2025	2,221,000	2,414,916
Gilead Sciences, Inc., 3.50%, 02/01/2025	2,221,000	2,348,993
		12,864,158
Building Products-0.37%
Fortune Brands Home & Security, Inc., 4.00%, 06/15/2025	582,000	617,504
Masco Corp., 4.45%, 04/01/2025	712,000	771,904
		1,389,408
Capital Markets-6.82%
Ares Capital Corp., 4.25%, 03/01/2025	822,000	850,615
Bank of New York Mellon Corp. (The), Series G, 3.00%, 02/24/2025	874,000	908,891
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	690,000	739,516
Charles Schwab Corp. (The), 3.85%, 05/21/2025	957,000	1,036,772
CME Group, Inc., 3.00%, 03/15/2025	928,000	968,394
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	3,524,000	3,684,497
3.75%, 05/22/2025	2,778,000	2,939,617
4.25%, 10/21/2025	2,690,000	2,906,852
Morgan Stanley
4.00%, 07/23/2025	4,126,000	4,463,656
5.00%, 11/24/2025	2,449,000	2,758,727
Northern Trust Corp., 3.95%, 10/30/2025	1,037,000	1,134,642
S&P Global, Inc., 4.00%, 06/15/2025	790,000	858,273
State Street Corp., 3.55%, 08/18/2025	1,542,000	1,655,480
TD Ameritrade Holding Corp., 3.63%, 04/01/2025	607,000	647,398
		25,553,330

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Chemicals-0.47%
Eastman Chemical Co., 3.80%, 03/15/2025	$1,151,000	$1,208,555
Nutrien Ltd. (Canada), 3.38%, 03/15/2025	515,000	534,001
		1,742,556
Commercial Services & Supplies-0.41%
Republic Services, Inc., 3.20%, 03/15/2025	611,000	637,106
Waste Management, Inc., 3.13%, 03/01/2025	850,000	888,791
		1,525,897
Communications Equipment-0.21%
Cisco Systems, Inc., 3.50%, 06/15/2025	743,000	800,831
Consumer Finance-1.89%
Ally Financial, Inc., 4.63%, 03/30/2025	676,000	732,051
Capital One Financial Corp.
3.20%, 02/05/2025	1,195,000	1,234,047
4.25%, 04/30/2025	1,186,000	1,289,212
4.20%, 10/29/2025	1,774,000	1,904,673
Discover Financial Services, 3.75%, 03/04/2025	598,000	631,695
Synchrony Financial, 4.50%, 07/23/2025	1,197,000	1,283,989
		7,075,667
Containers & Packaging-0.24%
WRKCo Inc., 3.75%, 03/15/2025	850,000	892,627
Diversified Financial Services-0.19%
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/2025	708,000	727,025
Diversified Telecommunication Services-3.97%
AT&T, Inc.
3.95%, 01/15/2025	1,262,000	1,350,179
3.40%, 05/15/2025	6,646,000	6,944,295
3.60%, 07/15/2025	1,671,000	1,762,033
Verizon Communications, Inc., 3.38%, 02/15/2025	4,543,000	4,801,997
		14,858,504
Electric Utilities-1.09%
Duke Energy Progress LLC, 3.25%, 08/15/2025	591,000	623,654
Exelon Corp., 3.95%, 06/15/2025	1,168,000	1,255,766
Florida Power & Light Co., 3.13%, 12/01/2025	447,000	471,990
Southern Power Co., 4.15%, 12/01/2025	763,000	824,475
Xcel Energy, Inc., 3.30%, 06/01/2025	874,000	911,665
		4,087,550
Electrical Equipment-0.23%
Emerson Electric Co., 3.15%, 06/01/2025	828,000	867,334
Energy Equipment & Services-0.76%
Halliburton Co., 3.80%, 11/15/2025	2,683,000	2,830,347
Entertainment-0.25%
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	802,000	853,313
Warner Media LLC, 3.60%, 07/15/2025	93,000	97,559
		950,872
Equity REITs-4.08%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	678,000	713,044
American Tower Corp., 4.00%, 06/01/2025	937,000	1,002,212
AvalonBay Communities, Inc., 3.45%, 06/01/2025	784,000	829,742
Boston Properties L.P., 3.20%, 01/15/2025	1,312,000	1,357,115
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	961,000	1,007,231
	Principal Amount	Value
Equity REITs-(continued)
Essex Portfolio L.P., 3.50%, 04/01/2025	$591,000	$618,788
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	976,000	1,073,620
Healthpeak Properties, Inc.
3.40%, 02/01/2025	763,000	799,418
4.00%, 06/01/2025	1,025,000	1,104,147
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	743,000	791,925
Kimco Realty Corp., 3.30%, 02/01/2025	515,000	533,543
Prologis L.P., 3.75%, 11/01/2025	858,000	930,990
Realty Income Corp., 3.88%, 04/15/2025	819,000	883,845
Simon Property Group L.P., 3.50%, 09/01/2025	598,000	634,008
SITE Centers Corp., 3.63%, 02/01/2025	373,000	384,349
Ventas Realty L.P., 3.50%, 02/01/2025	763,000	795,151
Welltower, Inc., 4.00%, 06/01/2025	1,675,000	1,801,993
		15,261,121
Food & Staples Retailing-1.06%
Sysco Corp.
3.55%, 03/15/2025	515,000	550,205
3.75%, 10/01/2025	1,286,000	1,383,279
Walmart, Inc., 3.55%, 06/26/2025	1,898,000	2,045,834
		3,979,318
Food Products-2.00%
Campbell Soup Co., 3.95%, 03/15/2025	1,077,000	1,142,659
General Mills, Inc., 4.00%, 04/17/2025	1,076,000	1,162,900
JM Smucker Co. (The), 3.50%, 03/15/2025	1,176,000	1,234,746
Kraft Heinz Foods Co. (The), 3.95%, 07/15/2025	2,698,000	2,834,792
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	1,031,000	1,127,106
		7,502,203
Health Care Equipment & Supplies-3.25%
Abbott Laboratories, 2.95%, 03/15/2025	1,200,000	1,248,520
Boston Scientific Corp., 3.85%, 05/15/2025	1,025,000	1,104,186
Danaher Corp., 3.35%, 09/15/2025	591,000	623,825
Medtronic, Inc., 3.50%, 03/15/2025	5,254,000	5,627,071
Stryker Corp., 3.38%, 11/01/2025	938,000	991,330
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025	2,446,000	2,570,227
		12,165,159
Health Care Providers & Services-5.69%
AmerisourceBergen Corp., 3.25%, 03/01/2025	715,000	742,399
Cardinal Health, Inc., 3.75%, 09/15/2025	832,000	879,997
Cigna Corp., 3.25%, 04/15/2025(b)	1,179,000	1,215,140
CVS Health Corp.
4.10%, 03/25/2025	6,469,000	6,951,017
3.88%, 07/20/2025	3,933,000	4,194,717
HCA, Inc., 5.25%, 04/15/2025	1,850,000	2,062,149
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	1,538,000	1,612,187
Quest Diagnostics, Inc., 3.50%, 03/30/2025	717,000	754,497
UnitedHealth Group, Inc., 3.75%, 07/15/2025	2,698,000	2,910,802
		21,322,905
Hotels, Restaurants & Leisure-0.68%
McDonald’s Corp., 3.38%, 05/26/2025	743,000	783,131
Starbucks Corp., 3.80%, 08/15/2025	1,648,000	1,776,110
		2,559,241

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Household Durables-0.21%
Lennar Corp., 4.75%, 05/30/2025	$729,000	$784,798
Industrial Conglomerates-0.79%
3M Co., 3.00%, 08/07/2025	851,000	893,003
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	2,000,000	2,068,948
		2,961,951
Insurance-1.70%
American International Group, Inc., 3.75%, 07/10/2025	1,683,000	1,791,216
Aon PLC, 3.88%, 12/15/2025	959,000	1,027,918
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	1,042,000	1,098,146
CNO Financial Group, Inc., 5.25%, 05/30/2025	513,000	569,725
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	598,000	627,319
MetLife, Inc.
3.00%, 03/01/2025	593,000	616,999
3.60%, 11/13/2025	598,000	643,940
		6,375,263
Internet & Direct Marketing Retail-0.75%
Amazon.com, Inc., 5.20%, 12/03/2025	1,036,000	1,210,449
Booking Holdings, Inc., 3.65%, 03/15/2025	610,000	649,117
QVC, Inc., 4.45%, 02/15/2025	928,000	962,114
		2,821,680
IT Services-2.93%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	1,331,000	1,422,090
Fidelity National Information Services, Inc., 5.00%, 10/15/2025	1,058,000	1,208,921
Fiserv, Inc., 3.85%, 06/01/2025	1,059,000	1,128,258
International Business Machines Corp., 7.00%, 10/30/2025	724,000	907,576
VeriSign, Inc., 5.25%, 04/01/2025	708,000	780,775
Visa, Inc., 3.15%, 12/14/2025	5,219,000	5,535,985
		10,983,605
Machinery-0.33%
John Deere Capital Corp., 3.45%, 03/13/2025	1,144,000	1,222,572
Media-2.66%
CBS Corp., 3.50%, 01/15/2025	611,000	636,334
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	5,575,000	6,118,841
Comcast Corp.
3.38%, 02/15/2025	1,248,000	1,316,984
3.38%, 08/15/2025	1,765,000	1,871,226
		9,943,385
Metals & Mining-0.20%
ArcelorMittal S.A. (Luxembourg), 6.13%, 06/01/2025	672,000	762,459
Multiline Retail-0.74%
Dollar General Corp., 4.15%, 11/01/2025	710,000	771,623
Dollar Tree, Inc., 4.00%, 05/15/2025	1,146,000	1,210,187
Kohl’s Corp., 4.25%, 07/17/2025	757,000	793,452
		2,775,262
	Principal Amount	Value
Multi-Utilities-0.45%
Dominion Energy, Inc., 3.90%, 10/01/2025	$865,000	$926,660
WEC Energy Group, Inc., 3.55%, 06/15/2025	714,000	757,964
		1,684,624
Oil, Gas & Consumable Fuels-9.73%
BP Capital Markets PLC (United Kingdom), 3.51%, 03/17/2025	1,495,000	1,592,405
Canadian Natural Resources Ltd. (Canada), 3.90%, 02/01/2025	1,254,000	1,330,494
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	2,065,000	2,313,213
Chevron Corp., 3.33%, 11/17/2025	1,045,000	1,117,577
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	1,204,000	1,309,479
Devon Energy Corp., 5.85%, 12/15/2025(c)	708,000	839,454
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	589,000	684,074
Energy Transfer Operating L.P., 4.05%, 03/15/2025	1,097,000	1,136,513
EnLink Midstream Partners, L.P., 4.15%, 06/01/2025	783,000	692,963
Enterprise Products Operating LLC, 3.75%, 02/15/2025	1,392,000	1,480,334
EOG Resources, Inc., 3.15%, 04/01/2025	596,000	621,781
Exxon Mobil Corp., 2.71%, 03/06/2025	2,220,000	2,292,048
Kinder Morgan, Inc., 4.30%, 06/01/2025	2,411,000	2,601,047
Marathon Oil Corp., 3.85%, 06/01/2025	1,057,000	1,108,170
MPLX L.P.
4.00%, 02/15/2025	836,000	871,404
4.88%, 06/01/2025	1,529,000	1,657,564
Occidental Petroleum Corp., 3.50%, 06/15/2025	1,026,000	1,057,121
ONEOK Partners L.P., 4.90%, 03/15/2025	629,000	687,826
Phillips 66 Partners L.P., 3.61%, 02/15/2025	727,000	757,000
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	1,360,000	1,446,135
Sabine Pass Liquefaction, LLC, 5.63%, 03/01/2025	2,497,000	2,791,533
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	3,834,000	4,044,728
Spectra Energy Partners L.P., 3.50%, 03/15/2025	611,000	638,593
Valero Energy Corp., 3.65%, 03/15/2025	743,000	781,041
Western Midstream Operating L.P., 3.95%, 06/01/2025	693,000	681,030
Williams Cos., Inc. (The)
3.90%, 01/15/2025	905,000	943,876
4.00%, 09/15/2025	903,000	952,348
		36,429,751
Personal Products-0.48%
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025	1,709,000	1,790,991
Pharmaceuticals-5.23%
Allergan Funding SCS, 3.80%, 03/15/2025	3,552,000	3,730,304
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	2,689,000	2,848,812
Bristol-Myers Squibb Co., 3.88%, 08/15/2025(b)	2,228,000	2,406,859
Eli Lilly and Co., 2.75%, 06/01/2025	1,055,000	1,088,513
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025	1,633,000	1,750,093
Johnson & Johnson, 2.63%, 01/15/2025	1,062,000	1,093,036

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Merck & Co., Inc., 2.75%, 02/10/2025	$3,124,000	$3,224,557
Novartis Capital Corp. (Switzerland), 3.00%, 11/20/2025	2,326,000	2,446,100
Zoetis, Inc., 4.50%, 11/13/2025	901,000	994,783
		19,583,057
Professional Services-0.34%
Verisk Analytics, Inc., 4.00%, 06/15/2025	1,197,000	1,289,595
Road & Rail-1.02%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025	583,000	608,819
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025	874,000	898,625
CSX Corp., 3.35%, 11/01/2025(c)	763,000	804,210
Union Pacific Corp.
3.75%, 07/15/2025	820,000	882,592
3.25%, 08/15/2025	591,000	620,538
		3,814,784
Semiconductors & Semiconductor Equipment-2.67%
Analog Devices, Inc., 3.90%, 12/15/2025	935,000	1,009,421
Applied Materials, Inc., 3.90%, 10/01/2025	901,000	982,106
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025	1,245,000	1,248,808
Intel Corp., 3.70%, 07/29/2025	3,257,000	3,523,936
Lam Research Corp., 3.80%, 03/15/2025	610,000	650,869
QUALCOMM, Inc., 3.45%, 05/20/2025	2,448,000	2,595,001
		10,010,141
Software-3.42%
Adobe, Inc., 3.25%, 02/01/2025	1,496,000	1,572,818
Microsoft Corp.
2.70%, 02/12/2025	3,059,000	3,160,295
3.13%, 11/03/2025	4,176,000	4,422,765
Oracle Corp., 2.95%, 05/15/2025	3,502,000	3,637,727
		12,793,605
Specialty Retail-0.63%
Home Depot, Inc. (The), 3.35%, 09/15/2025	1,195,000	1,278,485
Lowe’s Cos., Inc., 3.38%, 09/15/2025	1,027,000	1,082,000
		2,360,485
Technology Hardware, Storage & Peripherals-2.74%
Apple, Inc.
2.75%, 01/13/2025	1,910,000	1,972,210
2.50%, 02/09/2025	1,774,000	1,810,028
3.20%, 05/13/2025	2,717,000	2,868,412
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	3,266,000	3,624,082
		10,274,732
Textiles, Apparel & Luxury Goods-0.21%
Tapestry, Inc., 4.25%, 04/01/2025	763,000	801,758
Tobacco-1.21%
Philip Morris International, Inc., 3.38%, 08/11/2025	868,000	914,719
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	3,380,000	3,621,902
		4,536,621
	Principal Amount	Value
Trading Companies & Distributors-1.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025	$1,602,000	$1,651,189
4.45%, 10/01/2025	1,353,000	1,457,286
Air Lease Corp., 3.25%, 03/01/2025	1,177,000	1,209,133
		4,317,608
Water Utilities-0.29%
American Water Capital Corp., 3.40%, 03/01/2025	1,017,000	1,068,007
Wireless Telecommunication Services-0.79%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025	902,000	961,113
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	1,848,000	2,004,326
		2,965,439
Total U.S. Dollar Denominated Bonds & Notes (Cost $355,276,636)		369,817,193
	Shares
Money Market Funds-0.35%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $1,300,800)	1,300,800	1,300,800
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.09% (Cost $356,577,436)		371,117,993
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	833,717	833,717
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	277,794	277,906
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,111,623)		1,111,623
TOTAL INVESTMENTS IN SECURITIES-99.39% (Cost $357,689,059)		372,229,616
OTHER ASSETS LESS LIABILITIES-0.61%		2,299,551
NET ASSETS-100.00%		$374,529,167

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $3,621,999, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.41%
Aerospace & Defense-1.25%
General Dynamics Corp., 2.13%, 08/15/2026	$199,000	$198,316
L3Harris Technologies, Inc., 3.85%, 12/15/2026(b)	147,000	158,174
Lockheed Martin Corp., 3.55%, 01/15/2026	945,000	1,015,916
United Technologies Corp., 2.65%, 11/01/2026	498,000	510,492
		1,882,898
Air Freight & Logistics-0.46%
FedEx Corp., 3.25%, 04/01/2026	426,000	443,785
United Parcel Service, Inc., 2.40%, 11/15/2026	248,000	251,126
		694,911
Automobiles-1.69%
American Honda Finance Corp., 2.30%, 09/09/2026	196,000	195,704
Ford Motor Co., 4.35%, 12/08/2026(c)	688,000	695,284
Ford Motor Credit Co. LLC, 4.39%, 01/08/2026	600,000	601,429
General Motors Financial Co., Inc.
5.25%, 03/01/2026	659,000	718,550
4.00%, 10/06/2026	320,000	328,160
		2,539,127
Banks-21.73%
Bank of America Corp.
4.45%, 03/03/2026	889,000	976,713
3.50%, 04/19/2026	1,259,000	1,337,455
4.25%, 10/22/2026	979,000	1,071,185
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	900,000	980,266
BPCE S.A. (France), 3.38%, 12/02/2026	550,000	584,959
Branch Banking & Trust Co., 3.80%, 10/30/2026	550,000	591,521
Citigroup, Inc.
3.70%, 01/12/2026	1,042,000	1,111,995
4.60%, 03/09/2026	842,000	927,442
3.40%, 05/01/2026	978,000	1,027,859
3.20%, 10/21/2026	1,506,000	1,564,007
4.30%, 11/20/2026	386,000	420,722
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	850,000	888,280
Fifth Third Bank, 3.85%, 03/15/2026	400,000	427,592
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	1,500,000	1,632,354
4.38%, 11/23/2026	500,000	538,409
JPMorgan Chase & Co.
3.30%, 04/01/2026	1,117,000	1,174,201
3.20%, 06/15/2026	1,030,000	1,075,862
2.95%, 10/01/2026	1,609,000	1,661,299
7.63%, 10/15/2026	283,000	366,239
4.13%, 12/15/2026	1,040,000	1,138,531
KeyBank N.A., 3.40%, 05/20/2026	550,000	573,696
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	600,000	649,437
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026	1,300,000	1,396,934
2.76%, 09/13/2026	600,000	606,702
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026	400,000	406,206
Royal Bank of Scotland Group PLC (The) (United Kingdom), 4.80%, 04/05/2026	600,000	665,449
	Principal Amount	Value
Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 03/09/2026	$704,000	$752,688
2.63%, 07/14/2026	1,119,000	1,120,758
3.01%, 10/19/2026	638,000	653,980
SunTrust Banks, Inc., 3.30%, 05/15/2026	400,000	416,936
U.S. Bancorp
Series V, 2.38%, 07/22/2026	557,000	562,346
Series W, 3.10%, 04/27/2026	489,000	509,878
Wells Fargo & Co.
3.00%, 04/22/2026	1,713,000	1,764,960
4.10%, 06/03/2026	1,014,000	1,096,403
3.00%, 10/23/2026	1,943,000	1,999,287
		32,672,551
Beverages-3.72%
Anheuser-Busch InBev Finance, Inc. (Belgium), 3.65%, 02/01/2026	2,910,000	3,113,239
Coca-Cola Co. (The)
2.55%, 06/01/2026	134,000	138,197
2.25%, 09/01/2026	445,000	451,486
Constellation Brands, Inc., 3.70%, 12/06/2026	283,000	302,861
Molson Coors Brewing Co., 3.00%, 07/15/2026	765,000	769,803
PepsiCo., Inc.
2.85%, 02/24/2026	283,000	295,300
2.38%, 10/06/2026	517,000	527,992
		5,598,878
Biotechnology-2.90%
AbbVie, Inc., 3.20%, 05/14/2026	1,029,000	1,059,885
Amgen, Inc., 2.60%, 08/19/2026	507,000	514,410
Gilead Sciences, Inc., 3.65%, 03/01/2026	1,430,000	1,538,288
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	1,204,000	1,246,130
		4,358,713
Building Products-0.48%
Johnson Controls International PLC, 3.90%, 02/14/2026	425,000	455,482
Masco Corp., 4.38%, 04/01/2026	248,000	269,298
		724,780
Capital Markets-6.24%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	303,000	311,277
Bank of New York Mellon Corp. (The)
2.80%, 05/04/2026	312,000	322,132
2.45%, 08/17/2026	387,000	390,423
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	892,000	947,206
3.50%, 11/16/2026	1,358,000	1,418,294
Morgan Stanley
3.88%, 01/27/2026	1,460,000	1,574,540
3.13%, 07/27/2026	1,474,000	1,528,897
6.25%, 08/09/2026	400,000	487,721
4.35%, 09/08/2026	996,000	1,090,619
Nasdaq, Inc., 3.85%, 06/30/2026	196,000	209,943
Raymond James Financial, Inc., 3.63%, 09/15/2026	196,000	209,576
S&P Global, Inc., 4.40%, 02/15/2026	511,000	571,616
State Street Corp., 2.65%, 05/19/2026	312,000	318,565
		9,380,809
Chemicals-1.00%
Ecolab, Inc., 2.70%, 11/01/2026	382,000	392,754

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Chemicals-(continued)
FMC Corp., 3.20%, 10/01/2026	$312,000	$320,113
Praxair, Inc., 3.20%, 01/30/2026	387,000	408,887
Westlake Chemical Corp., 3.60%, 08/15/2026	364,000	376,375
		1,498,129
Commercial Services & Supplies-0.13%
Republic Services, Inc., 2.90%, 07/01/2026	193,000	197,901
Communications Equipment-1.05%
Cisco Systems, Inc.
2.95%, 02/28/2026	320,000	336,296
2.50%, 09/20/2026	688,000	705,746
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	493,000	536,309
		1,578,351
Consumer Finance-1.02%
Capital One Financial Corp., 3.75%, 07/28/2026	696,000	730,206
Discover Bank, 3.45%, 07/27/2026	500,000	517,889
Synchrony Financial, 3.70%, 08/04/2026	283,000	291,013
		1,539,108
Containers & Packaging-0.20%
International Paper Co., 3.80%, 01/15/2026	288,000	306,563
Diversified Financial Services-1.38%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	1,372,000	1,446,613
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	332,000	359,619
Voya Financial, Inc., 3.65%, 06/15/2026	248,000	262,095
		2,068,327
Diversified Telecommunication Services-2.13%
AT&T, Inc.
3.88%, 01/15/2026	283,000	300,480
4.13%, 02/17/2026	1,296,000	1,400,092
7.13%, 03/15/2026	193,000	236,218
2.95%, 07/15/2026	248,000	251,772
Verizon Communications, Inc., 2.63%, 08/15/2026	989,000	1,007,890
		3,196,452
Electric Utilities-3.62%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	248,000	257,831
Commonwealth Edison Co., 2.55%, 06/15/2026	256,000	260,952
Duke Energy Carolinas LLC, 2.95%, 12/01/2026	242,000	252,108
Duke Energy Corp., 2.65%, 09/01/2026	696,000	701,584
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	387,000	403,903
Entergy Arkansas LLC, 3.50%, 04/01/2026	248,000	261,776
Entergy Corp., 2.95%, 09/01/2026	312,000	317,748
Exelon Corp., 3.40%, 04/15/2026	312,000	326,310
Fortis, Inc. (Canada), 3.06%, 10/04/2026	786,000	808,737
PPL Capital Funding, Inc., 3.10%, 05/15/2026	312,000	318,150
Southern Co. (The), 3.25%, 07/01/2026	921,000	955,788
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	283,000	295,744
Xcel Energy, Inc., 3.35%, 12/01/2026	268,000	281,177
		5,441,808
Electronic Equipment, Instruments & Components-0.20%
Avnet, Inc., 4.63%, 04/15/2026	283,000	302,700
	Principal Amount	Value
Entertainment-0.92%
Activision Blizzard, Inc., 3.40%, 09/15/2026	$283,000	$297,868
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	445,000	470,582
1.85%, 07/30/2026	445,000	439,433
Viacom, Inc., 3.45%, 10/04/2026	166,000	171,021
		1,378,904
Equity REITs-4.89%
American Tower Corp.
4.40%, 02/15/2026	151,000	165,382
3.38%, 10/15/2026	320,000	332,562
Boston Properties L.P.
3.65%, 02/01/2026	697,000	740,420
2.75%, 10/01/2026	654,000	660,917
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	248,000	264,900
CBRE Services, Inc., 4.88%, 03/01/2026	263,000	293,656
Crown Castle International Corp.
4.45%, 02/15/2026	411,000	449,724
3.70%, 06/15/2026	196,000	207,132
ERP Operating L.P., 2.85%, 11/01/2026	196,000	201,312
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	586,000	647,093
Healthpeak Properties, Inc., 3.25%, 07/15/2026	312,000	324,450
Kimco Realty Corp., 2.80%, 10/01/2026	197,000	198,039
LifeStorage L.P., 3.50%, 07/01/2026	248,000	255,907
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	219,000	241,804
Realty Income Corp., 4.13%, 10/15/2026	134,000	147,570
Sabra Health Care L.P., 5.13%, 08/15/2026	378,000	407,021
Simon Property Group L.P.
3.30%, 01/15/2026	496,000	523,332
3.25%, 11/30/2026	358,000	376,347
Ventas Realty L.P., 4.13%, 01/15/2026	283,000	304,628
VEREIT Operating Partnership, L.P., 4.88%, 06/01/2026	248,000	275,415
Welltower, Inc., 4.25%, 04/01/2026	309,000	336,779
		7,354,390
Food & Staples Retailing-1.29%
Kroger Co. (The)
3.50%, 02/01/2026	283,000	296,948
2.65%, 10/15/2026	198,000	198,539
Sysco Corp., 3.30%, 07/15/2026	542,000	570,982
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	856,000	871,047
		1,937,516
Food Products-1.52%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	426,000	431,959
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	200,000	198,854
Hershey Co. (The), 2.30%, 08/15/2026	283,000	285,426
Ingredion, Inc., 3.20%, 10/01/2026	135,000	137,085
Kellogg Co., 3.25%, 04/01/2026	196,000	203,236
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	1,029,000	1,026,112
		2,282,672
Gas Utilities-0.13%
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	197,000	198,464

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-0.82%
Abbott Laboratories, 3.75%, 11/30/2026	$670,000	$735,177
Baxter International, Inc., 2.60%, 08/15/2026	197,000	198,383
Stryker Corp., 3.50%, 03/15/2026	283,000	301,534
		1,235,094
Health Care Providers & Services-1.89%
Cigna Corp., 4.50%, 02/25/2026(b)	580,000	634,844
CVS Health Corp., 2.88%, 06/01/2026	934,000	946,064
HCA, Inc., 5.25%, 06/15/2026	578,000	646,665
Quest Diagnostics, Inc., 3.45%, 06/01/2026	134,000	140,623
UnitedHealth Group, Inc., 3.10%, 03/15/2026	445,000	468,013
		2,836,209
Hotels, Restaurants & Leisure-1.12%
Marriott International, Inc., Series R, 3.13%, 06/15/2026	320,000	328,802
McDonald’s Corp., 3.70%, 01/30/2026	1,020,000	1,097,664
Starbucks Corp., 2.45%, 06/15/2026	263,000	265,372
		1,691,838
Household Durables-0.61%
Newell Brands, Inc., 4.20%, 04/01/2026	889,000	918,204
Household Products-0.43%
Procter & Gamble Co. (The)
2.70%, 02/02/2026	196,000	203,715
2.45%, 11/03/2026	426,000	438,082
		641,797
Industrial Conglomerates-0.94%
3M Co., 2.25%, 09/19/2026	312,000	313,904
Honeywell International, Inc., 2.50%, 11/01/2026	799,000	814,768
Roper Technologies, Inc., 3.80%, 12/15/2026	271,000	289,635
		1,418,307
Insurance-2.68%
Allstate Corp. (The), 3.28%, 12/15/2026	248,000	264,089
American International Group, Inc., 3.90%, 04/01/2026	787,000	846,251
Arch Capital Finance LLC, 4.01%, 12/15/2026	248,000	271,640
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	675,000	721,700
CNA Financial Corp., 4.50%, 03/01/2026	248,000	274,257
Loews Corp., 3.75%, 04/01/2026	378,000	406,885
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	382,000	423,255
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	283,000	304,008
Old Republic International Corp., 3.88%, 08/26/2026	196,000	207,295
Trinity Acquisition PLC, 4.40%, 03/15/2026	283,000	306,261
		4,025,641
Interactive Media & Services-0.62%
Alphabet, Inc., 2.00%, 08/15/2026	936,000	934,013
Internet & Direct Marketing Retail-0.68%
Booking Holdings, Inc., 3.60%, 06/01/2026	548,000	586,394
Expedia Group, Inc., 5.00%, 02/15/2026	396,000	439,903
		1,026,297
IT Services-2.81%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	302,000	315,105
	Principal Amount	Value
IT Services-(continued)
Fidelity National Information Services, Inc., 3.00%, 08/15/2026	$507,000	$522,867
Fiserv, Inc., 3.20%, 07/01/2026	1,042,000	1,080,867
Global Payments, Inc., 4.80%, 04/01/2026	374,000	416,955
International Business Machines Corp., 3.45%, 02/19/2026	700,000	745,948
Mastercard, Inc., 2.95%, 11/21/2026	389,000	408,654
PayPal Holdings, Inc., 2.65%, 10/01/2026	730,000	732,999
		4,223,395
Life Sciences Tools & Services-0.30%
Thermo Fisher Scientific, Inc., 2.95%, 09/19/2026	445,000	458,138
Machinery-1.09%
Fortive Corp., 3.15%, 06/15/2026	399,000	409,256
Illinois Tool Works, Inc., 2.65%, 11/15/2026	432,000	444,737
John Deere Capital Corp., 2.65%, 06/10/2026	242,000	248,396
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026	396,000	399,928
Xylem, Inc., 3.25%, 11/01/2026	134,000	139,054
		1,641,371
Media-1.89%
CBS Corp., 4.00%, 01/15/2026	423,000	453,430
Comcast Corp., 3.15%, 03/01/2026	945,000	992,519
Discovery Communications LLC, 4.90%, 03/11/2026	377,000	421,777
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	926,000	978,723
		2,846,449
Multiline Retail-0.29%
Target Corp., 2.50%, 04/15/2026	432,000	443,625
Multi-Utilities-0.36%
DTE Energy Co., 2.85%, 10/01/2026	378,000	380,461
San Diego Gas & Electric Co., 2.50%, 05/15/2026	165,000	165,164
		545,625
Oil, Gas & Consumable Fuels-9.92%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	248,000	278,550
BP Capital Markets PLC (United Kingdom), 3.12%, 05/04/2026	196,000	202,003
Buckeye Partners L.P., 3.95%, 12/01/2026	200,000	185,576
Chevron Corp., 2.95%, 05/16/2026	1,104,000	1,161,826
ConocoPhillips Co., 4.95%, 03/15/2026	746,000	860,772
Enbridge, Inc. (Canada), 4.25%, 12/01/2026	364,000	397,095
Energy Transfer Operating L.P., 4.75%, 01/15/2026	432,000	462,215
EnLink Midstream Partners, L.P., 4.85%, 07/15/2026	243,000	215,389
Enterprise Products Operating LLC, 3.70%, 02/15/2026	399,000	423,636
EOG Resources, Inc., 4.15%, 01/15/2026(c)	283,000	311,610
EQM Midstream Partners, L.P., 4.13%, 12/01/2026	248,000	216,422
Exxon Mobil Corp.
3.04%, 03/01/2026	1,167,000	1,229,874
2.28%, 08/16/2026	522,000	525,409
HollyFrontier Corp., 5.88%, 04/01/2026	602,000	673,962
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	283,000	319,263

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Newfield Exploration Co., 5.38%, 01/01/2026	$456,000	$489,694
Occidental Petroleum Corp.
5.55%, 03/15/2026	526,000	596,626
3.40%, 04/15/2026	498,000	506,966
Phillips 66 Partners L.P., 3.55%, 10/01/2026	192,000	199,944
Pioneer Natural Resources Co., 4.45%, 01/15/2026	263,000	288,450
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	425,000	447,704
Sabine Pass Liquefaction, LLC, 5.88%, 06/30/2026	677,000	774,920
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026	926,000	960,132
2.50%, 09/12/2026	445,000	450,587
Spectra Energy Partners L.P., 3.38%, 10/15/2026	303,000	313,554
Sunoco Logistics Partners Operations L.P., 3.90%, 07/15/2026	196,000	201,343
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026	412,000	461,358
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	432,000	548,506
Valero Energy Corp., 3.40%, 09/15/2026	675,000	700,985
Valero Energy Partners L.P., 4.38%, 12/15/2026	248,000	270,919
Western Midstream Operating L.P., 4.65%, 07/01/2026	248,000	247,515
		14,922,805
Personal Products-0.46%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026	703,000	698,420
Pharmaceuticals-2.78%
Johnson & Johnson, 2.45%, 03/01/2026	828,000	844,241
Mylan N.V., 3.95%, 06/15/2026	1,014,000	1,055,483
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026	800,000	816,616
Pfizer, Inc.
2.75%, 06/03/2026	445,000	460,478
3.00%, 12/15/2026	947,000	1,001,855
		4,178,673
Professional Services-0.17%
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	242,000	250,667
Road & Rail-0.86%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	283,000	290,176
CSX Corp., 2.60%, 11/01/2026	404,000	412,659
Norfolk Southern Corp., 2.90%, 06/15/2026	192,000	198,286
Union Pacific Corp., 2.75%, 03/01/2026	378,000	389,455
		1,290,576
Semiconductors & Semiconductor Equipment-0.99%
Analog Devices, Inc., 3.50%, 12/05/2026	399,000	420,375
Intel Corp., 2.60%, 05/19/2026	489,000	501,576
NVIDIA Corp., 3.20%, 09/16/2026	548,000	574,610
		1,496,561
	Principal Amount	Value
Software-2.38%
Microsoft Corp., 2.40%, 08/08/2026	$1,993,000	$2,029,895
Oracle Corp., 2.65%, 07/15/2026	1,514,000	1,544,151
		3,574,046
Specialty Retail-1.68%
Home Depot, Inc. (The)
3.00%, 04/01/2026	625,000	656,266
2.13%, 09/15/2026	489,000	489,881
Lowe’s Cos., Inc., 2.50%, 04/15/2026	678,000	681,134
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	248,000	263,161
TJX Cos., Inc. (The), 2.25%, 09/15/2026	432,000	433,045
		2,523,487
Technology Hardware, Storage & Peripherals-3.35%
Apple, Inc.
3.25%, 02/23/2026	1,504,000	1,597,755
2.45%, 08/04/2026	1,138,000	1,156,568
2.05%, 09/11/2026	1,042,000	1,031,113
Western Digital Corp., 4.75%, 02/15/2026	1,216,000	1,254,760
		5,040,196
Textiles, Apparel & Luxury Goods-0.54%
NIKE, Inc., 2.38%, 11/01/2026	498,000	509,387
Under Armour, Inc., 3.25%, 06/15/2026	312,000	299,099
		808,486
Tobacco-0.63%
Altria Group, Inc., 2.63%, 09/16/2026	136,000	134,794
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026	522,000	523,381
Philip Morris International, Inc., 2.75%, 02/25/2026	283,000	288,226
		946,401
Wireless Telecommunication Services-0.17%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	248,000	253,554
Total U.S. Dollar Denominated Bonds & Notes (Cost $141,515,165)		148,003,827
	Shares
Money Market Funds-0.59%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $881,331)	881,331	881,331
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.00% (Cost $142,396,496)		148,885,158
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	322,753	322,753

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	107,045	$107,088
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $429,841)		429,841
TOTAL INVESTMENTS IN SECURITIES-99.29% (Cost $142,826,337)		149,314,999
OTHER ASSETS LESS LIABILITIES-0.71%		1,074,125
NET ASSETS-100.00%		$150,389,124

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $793,018, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.08%
Aerospace & Defense-2.39%
Arconic, Inc., 5.90%, 02/01/2027	$227,000	$258,040
General Dynamics Corp., 2.63%, 11/15/2027	173,000	176,873
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	327,000	343,287
Northrop Grumman Corp., 3.20%, 02/01/2027	228,000	237,451
Rockwell Collins, Inc., 3.50%, 03/15/2027	501,000	534,755
United Technologies Corp., 3.13%, 05/04/2027	447,000	467,593
		2,017,999
Air Freight & Logistics-0.48%
United Parcel Service, Inc., 3.05%, 11/15/2027	383,000	403,602
Auto Components-0.28%
Lear Corp., 3.80%, 09/15/2027	228,000	233,303
Automobiles-1.71%
Ford Motor Credit Co. LLC, 3.82%, 11/02/2027	400,000	380,532
General Motors Co., 4.20%, 10/01/2027	228,000	233,246
General Motors Financial Co., Inc., 4.35%, 01/17/2027	452,000	469,076
Toyota Motor Credit Corp., 3.20%, 01/11/2027	341,000	363,088
		1,445,942
Banks-14.03%
Banco Santander S.A. (Spain), 4.25%, 04/11/2027	400,000	431,256
Bank of America Corp.
3.25%, 10/21/2027	949,000	990,171
Series L, 4.18%, 11/25/2027	780,000	845,512
Citigroup, Inc., 4.45%, 09/29/2027	1,456,000	1,603,823
ING Groep N.V. (Netherlands), 3.95%, 03/29/2027	500,000	536,461
JPMorgan Chase & Co.
8.00%, 04/29/2027	227,000	302,698
4.25%, 10/01/2027	453,000	500,474
3.63%, 12/01/2027	341,000	360,335
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027	400,000	422,049
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	250,000	266,754
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027	383,000	408,617
3.29%, 07/25/2027	383,000	401,283
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	200,000	213,108
3.17%, 09/11/2027	400,000	413,197
PNC Bank, N.A., 3.10%, 10/25/2027	300,000	313,144
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	228,000	238,284
Santander Holdings USA, Inc., 4.40%, 07/13/2027	383,000	411,675
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027	453,000	475,757
3.36%, 07/12/2027	668,000	699,732
3.35%, 10/18/2027	328,000	343,036
	Principal Amount	Value
Banks-(continued)
U.S. Bancorp, Series X, 3.15%, 04/27/2027	$549,000	$579,036
Wells Fargo & Co., 4.30%, 07/22/2027	1,003,000	1,101,013
		11,857,415
Beverages-1.07%
Coca-Cola Co. (The), 2.90%, 05/25/2027	172,000	181,333
Constellation Brands, Inc., 3.50%, 05/09/2027	172,000	180,471
PepsiCo., Inc., 3.00%, 10/15/2027	510,000	542,244
		904,048
Biotechnology-0.91%
Amgen, Inc., 3.20%, 11/02/2027	341,000	358,471
Gilead Sciences, Inc., 2.95%, 03/01/2027	397,000	411,481
		769,952
Capital Markets-5.81%
Bank of New York Mellon Corp. (The), 3.25%, 05/16/2027	227,000	239,844
BlackRock, Inc., 3.20%, 03/15/2027	278,000	296,210
Cboe Global Markets, Inc., 3.65%, 01/12/2027	227,000	243,779
Charles Schwab Corp. (The), 3.20%, 03/02/2027	228,000	238,472
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	227,000	272,138
3.85%, 01/26/2027	1,019,000	1,085,884
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.85%, 01/15/2027	221,000	240,137
Morgan Stanley
3.63%, 01/20/2027	1,021,000	1,089,252
3.95%, 04/23/2027	680,000	728,628
S&P Global, Inc., 2.95%, 01/22/2027	173,000	179,409
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	283,000	297,247
		4,911,000
Chemicals-1.68%
Ecolab, Inc., 3.25%, 12/01/2027	172,000	182,671
LYB International Finance II B.V., 3.50%, 03/02/2027	391,000	407,552
Mosaic Co. (The), 4.05%, 11/15/2027	278,000	289,998
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	508,000	536,208
		1,416,429
Commercial Services & Supplies-1.07%
Cintas Corp. No. 2, 3.70%, 04/01/2027	341,000	370,114
Republic Services, Inc., 3.38%, 11/15/2027	277,000	294,237
Waste Management, Inc., 3.15%, 11/15/2027	228,000	239,462
		903,813
Communications Equipment-0.21%
Nokia Oyj (Finland), 4.38%, 06/12/2027	172,000	177,406
Construction Materials-0.27%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	224,000	232,589
Consumer Finance-2.37%
American Express Credit Corp., 3.30%, 05/03/2027	750,000	803,874
Capital One Financial Corp., 3.75%, 03/09/2027	453,000	480,089

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
Discover Financial Services, 4.10%, 02/09/2027	$341,000	$365,887
Synchrony Financial, 3.95%, 12/01/2027	341,000	356,367
		2,006,217
Containers & Packaging-0.63%
International Paper Co., 3.00%, 02/15/2027(b)	341,000	348,578
Packaging Corp. of America, 3.40%, 12/15/2027	173,000	181,045
		529,623
Diversified Financial Services-0.15%
ORIX Corp. (Japan), 3.70%, 07/18/2027	117,000	125,012
Diversified Telecommunication Services-4.14%
AT&T, Inc.
3.80%, 02/15/2027	453,000	482,361
4.25%, 03/01/2027	680,000	744,513
Telefonica Emisiones S.A.U. (Spain), 4.10%, 03/08/2027	500,000	542,842
TELUS Corp. (Canada)
2.80%, 02/16/2027	117,000	118,056
3.70%, 09/15/2027	228,000	242,720
Verizon Communications, Inc., 4.13%, 03/16/2027	1,232,000	1,370,418
		3,500,910
Electric Utilities-3.38%
American Electric Power Co., Inc., 3.20%, 11/13/2027	173,000	179,338
Duke Energy Corp., 3.15%, 08/15/2027	278,000	288,975
Duke Energy Florida LLC, 3.20%, 01/15/2027	228,000	239,406
Edison International, 5.75%, 06/15/2027(b)	312,000	343,339
FirstEnergy Corp., Series B, 3.90%, 07/15/2027	560,000	599,721
ITC Holdings Corp., 3.35%, 11/15/2027	172,000	180,491
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	457,000	488,473
NSTAR Electric Co., 3.20%, 05/15/2027	283,000	298,076
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	227,000	242,251
		2,860,070
Electronic Equipment, Instruments & Components-0.51%
Keysight Technologies, Inc., 4.60%, 04/06/2027	227,000	251,886
Tech Data Corp., 4.95%, 02/15/2027	172,000	175,571
		427,457
Energy Equipment & Services-0.56%
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	453,000	469,401
Entertainment-0.43%
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	341,000	360,651
Equity REITs-4.97%
American Tower Corp.
2.75%, 01/15/2027	312,000	311,510
3.55%, 07/15/2027	228,000	239,085
Crown Castle International Corp.
4.00%, 03/01/2027	146,000	157,501
3.65%, 09/01/2027	341,000	360,996
Digital Realty Trust L.P., 3.70%, 08/15/2027	339,000	357,799
	Principal Amount	Value
Equity REITs-(continued)
Healthcare Trust of America Holdings, L.P., 3.75%, 07/01/2027	$228,000	$240,230
Mid-America Apartments L.P., 3.60%, 06/01/2027	227,000	241,934
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	553,000	582,046
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	227,000	246,209
Public Storage, 3.09%, 09/15/2027	146,000	153,262
Realty Income Corp., 3.00%, 01/15/2027	228,000	234,559
Regency Centers, L.P., 3.60%, 02/01/2027	228,000	241,371
Simon Property Group, L.P.
3.38%, 06/15/2027	227,000	240,757
3.38%, 12/01/2027	327,000	347,836
VEREIT Operating Partnership, L.P., 3.95%, 08/15/2027	228,000	240,710
		4,195,805
Food & Staples Retailing-1.32%
Costco Wholesale Corp., 3.00%, 05/18/2027	339,000	359,252
Kroger Co. (The), 3.70%, 08/01/2027	227,000	243,149
Sysco Corp., 3.25%, 07/15/2027	283,000	296,620
Walmart, Inc., 5.88%, 04/05/2027	172,000	212,521
		1,111,542
Food Products-2.04%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	228,000	233,178
General Mills, Inc., 3.20%, 02/10/2027	283,000	297,865
J. M. Smucker Co. (The), 3.38%, 12/15/2027	172,000	180,063
Kellogg Co., 3.40%, 11/15/2027	228,000	238,676
McCormick & Co., Inc., 3.40%, 08/15/2027	283,000	297,001
Tyson Foods, Inc., 3.55%, 06/02/2027	451,000	481,035
		1,727,818
Gas Utilities-0.21%
Atmos Energy Corp., 3.00%, 06/15/2027	173,000	179,924
Health Care Equipment & Supplies-1.37%
Becton, Dickinson and Co., 3.70%, 06/06/2027	795,000	851,720
Medtronic Global Holdings SCA, 3.35%, 04/01/2027	283,000	303,028
		1,154,748
Health Care Providers & Services-5.10%
AmerisourceBergen Corp., 3.45%, 12/15/2027	283,000	296,822
Anthem, Inc., 3.65%, 12/01/2027	624,000	659,543
Cardinal Health, Inc., 3.41%, 06/15/2027	453,000	464,791
Cigna Corp.
3.40%, 03/01/2027(c)	510,000	530,338
3.05%, 10/15/2027(c)	174,000	176,283
HCA, Inc., 4.50%, 02/15/2027	397,000	429,016
Humana, Inc., 3.95%, 03/15/2027	227,000	244,048
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	172,000	181,273
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	228,000	241,737
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	227,000	243,023

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
3.45%, 01/15/2027	$227,000	$243,951
3.38%, 04/15/2027	228,000	243,217
2.95%, 10/15/2027	341,000	354,799
		4,308,841
Hotels, Restaurants & Leisure-0.57%
Darden Restaurants, Inc., 3.85%, 05/01/2027	172,000	180,444
McDonald’s Corp., 3.50%, 03/01/2027	283,000	302,667
		483,111
Household Durables-0.64%
Leggett & Platt, Inc., 3.50%, 11/15/2027	174,000	177,565
Lennar Corp., 4.75%, 11/29/2027	333,000	359,648
		537,213
Household Products-0.29%
Procter & Gamble Co. (The), 2.85%, 08/11/2027	228,000	241,860
Industrial Conglomerates-0.69%
3M Co., 2.88%, 10/15/2027	333,000	347,105
Carlisle Cos., Inc., 3.75%, 12/01/2027	228,000	239,816
		586,921
Insurance-1.79%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	172,000	183,954
Aon Corp., 8.21%, 01/01/2027	300,000	380,566
Brighthouse Financial, Inc., 3.70%, 06/22/2027	553,000	546,910
CNA Financial Corp., 3.45%, 08/15/2027	173,000	180,557
Progressive Corp. (The), 2.45%, 01/15/2027	217,000	219,284
		1,511,271
Internet & Direct Marketing Retail-2.10%
Amazon.com, Inc., 3.15%, 08/22/2027	1,392,000	1,480,332
eBay, Inc., 3.60%, 06/05/2027	283,000	294,192
		1,774,524
IT Services-0.85%
International Business Machines Corp., 3.30%, 01/27/2027	400,000	424,782
Visa, Inc., 2.75%, 09/15/2027	278,000	291,334
		716,116
Leisure Products-0.20%
Hasbro, Inc., 3.50%, 09/15/2027	173,000	171,333
Life Sciences Tools & Services-0.35%
Thermo Fisher Scientific, Inc., 3.20%, 08/15/2027	283,000	296,268
Machinery-0.99%
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027	173,000	180,554
Eaton Corp., 3.10%, 09/15/2027	228,000	237,773
John Deere Capital Corp., 2.80%, 09/08/2027	174,000	179,809
Parker-Hannifin Corp., 3.25%, 03/01/2027	228,000	237,851
		835,987
Media-1.38%
CBS Corp., 2.90%, 01/15/2027	228,000	227,997
	Principal Amount	Value
Media-(continued)
Comcast Corp.
2.35%, 01/15/2027	$453,000	$453,285
3.30%, 02/01/2027	453,000	480,957
		1,162,239
Multiline Retail-0.29%
Dollar General Corp., 3.88%, 04/15/2027	227,000	244,145
Multi-Utilities-1.11%
DTE Energy Co., 3.80%, 03/15/2027	228,000	243,012
NiSource, Inc., 3.49%, 05/15/2027	391,000	410,260
Sempra Energy, 3.25%, 06/15/2027	278,000	285,352
		938,624
Oil, Gas & Consumable Fuels-9.21%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	117,000	120,116
BP Capital Markets PLC (United Kingdom)
3.02%, 01/16/2027	228,000	229,677
3.59%, 04/14/2027	117,000	122,689
3.28%, 09/19/2027	453,000	476,055
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	397,000	420,736
Cenovus Energy, Inc. (Canada), 4.25%, 04/15/2027	341,000	358,357
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	624,000	687,844
Cimarex Energy Co., 3.90%, 05/15/2027	228,000	232,563
Concho Resources, Inc., 3.75%, 10/01/2027	341,000	353,342
Enable Midstream Partners, L.P., 4.40%, 03/15/2027	228,000	222,654
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	228,000	240,837
Energy Transfer Operating, L.P., 4.20%, 04/15/2027	228,000	233,874
Enterprise Products Operating LLC, 3.95%, 02/15/2027	227,000	244,605
EQT Corp., 3.90%, 10/01/2027(b)	341,000	297,423
Hess Corp., 4.30%, 04/01/2027	378,000	397,711
Marathon Oil Corp., 4.40%, 07/15/2027	341,000	367,408
MPLX L.P.
4.13%, 03/01/2027	451,000	468,497
4.25%, 12/01/2027(c)	218,000	228,959
Occidental Petroleum Corp., 3.00%, 02/15/2027	228,000	227,378
ONEOK, Inc., 4.00%, 07/13/2027	228,000	240,501
Sabine Pass Liquefaction, LLC, 5.00%, 03/15/2027	568,000	622,270
Sunoco Logistics Partners Operations L.P., 4.00%, 10/01/2027	283,000	288,748
TC PipeLines, L.P., 3.90%, 05/25/2027	228,000	237,301
Williams Cos., Inc. (The), 3.75%, 06/15/2027	453,000	464,169
		7,783,714
Personal Products-0.71%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	172,000	182,195
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027	400,000	418,298
		600,493
Pharmaceuticals-2.31%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027	228,000	238,317

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co.
3.25%, 02/27/2027(b)	$227,000	$242,466
3.45%, 11/15/2027(c)	200,000	214,863
Eli Lilly and Co., 3.10%, 05/15/2027	228,000	240,956
Johnson & Johnson, 2.95%, 03/03/2027	341,000	359,718
Novartis Capital Corp. (Switzerland), 3.10%, 05/17/2027	341,000	360,951
Zoetis, Inc., 3.00%, 09/12/2027	283,000	291,069
		1,948,340
Road & Rail-0.92%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027(b)	227,000	241,918
CSX Corp., 3.25%, 06/01/2027	281,000	296,930
Union Pacific Corp., 3.00%, 04/15/2027	228,000	240,876
		779,724
Semiconductors & Semiconductor Equipment-5.04%
Applied Materials, Inc., 3.30%, 04/01/2027	453,000	482,394
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	1,767,000	1,805,330
Intel Corp., 3.15%, 05/11/2027(b)	341,000	361,581
Maxim Integrated Products, Inc., 3.45%, 06/15/2027	173,000	178,350
Micron Technology, Inc., 4.19%, 02/15/2027	416,000	437,904
QUALCOMM, Inc., 3.25%, 05/20/2027	778,000	816,039
Texas Instruments, Inc., 2.90%, 11/03/2027	172,000	180,850
		4,262,448
Software-4.34%
Autodesk, Inc., 3.50%, 06/15/2027	228,000	238,796
Citrix Systems, Inc., 4.50%, 12/01/2027	227,000	246,946
Microsoft Corp., 3.30%, 02/06/2027	1,508,000	1,625,181
Oracle Corp., 3.25%, 11/15/2027	1,021,000	1,085,721
VMware, Inc., 3.90%, 08/21/2027	453,000	474,973
		3,671,617
Specialty Retail-1.83%
AutoZone, Inc., 3.75%, 06/01/2027	227,000	243,051
Home Depot, Inc. (The), 2.80%, 09/14/2027	341,000	357,215
Lowe’s Cos., Inc., 3.10%, 05/03/2027	560,000	581,921
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	341,000	364,942
		1,547,129
Technology Hardware, Storage & Peripherals-4.36%
Apple, Inc.
3.35%, 02/09/2027	792,000	847,488
3.20%, 05/11/2027	780,000	828,189
3.00%, 06/20/2027	341,000	359,477
2.90%, 09/12/2027	780,000	814,438
3.00%, 11/13/2027	568,000	595,724
Seagate HDD Cayman, 4.88%, 06/01/2027	227,000	240,054
		3,685,370
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.28%
Tapestry, Inc., 4.13%, 07/15/2027	$228,000	$232,969
Tobacco-0.21%
Philip Morris International, Inc., 3.13%, 08/17/2027	173,000	179,763
Trading Companies & Distributors-1.26%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.65%, 07/21/2027	350,000	360,860
Air Lease Corp.
3.63%, 04/01/2027	228,000	236,475
3.63%, 12/01/2027	209,000	216,528
United Rentals North America, Inc., 3.88%, 11/15/2027	250,000	252,812
		1,066,675
Water Utilities-0.27%
American Water Capital Corp., 2.95%, 09/01/2027	224,000	229,647
Total U.S. Dollar Denominated Bonds & Notes (Cost $79,441,960)		83,719,018
	Shares
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $31,855)	31,855	31,855
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.12% (Cost $79,473,815)		83,750,873
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.45%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	892,119	892,119
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	334,306	334,439
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,226,558)		1,226,558
TOTAL INVESTMENTS IN SECURITIES-100.57% (Cost $80,700,373)		84,977,431
OTHER ASSETS LESS LIABILITIES-(0.57)%		(484,691)
NET ASSETS-100.00%		$84,492,740

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $1,150,443, which represented 1.36% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.11%
Aerospace & Defense-6.05%
General Dynamics Corp., 3.75%, 05/15/2028	$323,000	$359,335
L3Harris Technologies, Inc.
4.40%, 06/15/2028	215,000	240,407
4.40%, 06/15/2028(b)	162,000	181,144
Northrop Grumman Corp., 3.25%, 01/15/2028	592,000	617,908
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	215,000	233,374
United Technologies Corp., 4.13%, 11/16/2028	1,023,000	1,151,950
		2,784,118
Air Freight & Logistics-0.81%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	140,000	154,368
FedEx Corp., 3.40%, 02/15/2028	215,000	220,572
		374,940
Airlines-0.25%
Delta Air Lines, Inc., 4.38%, 04/19/2028	109,000	113,199
Automobiles-2.28%
American Honda Finance Corp., 3.50%, 02/15/2028	162,000	174,872
Ford Motor Co., 6.63%, 10/01/2028	215,000	235,538
General Motors Co., 5.00%, 10/01/2028	323,000	345,925
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	109,000	120,709
Toyota Motor Credit Corp., 3.05%, 01/11/2028	162,000	171,454
		1,048,498
Banks-11.44%
Banco Santander S.A. (Spain)
3.80%, 02/23/2028	200,000	210,602
4.38%, 04/12/2028	200,000	219,379
Barclays PLC (United Kingdom)
4.34%, 01/10/2028	200,000	213,528
4.84%, 05/09/2028	400,000	427,465
Citigroup, Inc., 4.13%, 07/25/2028	662,000	720,131
Fifth Third Bancorp, 3.95%, 03/14/2028	248,000	273,147
KeyCorp, 4.10%, 04/30/2028	215,000	235,626
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	400,000	439,029
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028	377,000	413,651
4.05%, 09/11/2028	323,000	358,375
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	400,000	439,766
PNC Bank, N.A.
3.25%, 01/22/2028	250,000	263,607
4.05%, 07/26/2028	250,000	276,433
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.54%, 01/17/2028	221,000	235,257
3.94%, 07/19/2028	162,000	177,713
U.S. Bancorp, 3.90%, 04/26/2028	323,000	362,978
		5,266,687
Beverages-2.91%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028	754,000	832,356
Constellation Brands, Inc., 3.60%, 02/15/2028	269,000	285,855
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028	200,000	221,615
		1,339,826
	Principal Amount	Value
Capital Markets-2.66%
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028	$215,000	$230,585
3.85%, 04/28/2028	323,000	360,196
3.00%, 10/30/2028	109,000	112,425
Charles Schwab Corp. (The), 3.20%, 01/25/2028	269,000	281,912
CME Group, Inc., 3.75%, 06/15/2028	108,000	119,938
Northern Trust Corp., 3.65%, 08/03/2028	109,000	119,354
		1,224,410
Chemicals-0.64%
PPG Industries, Inc., 3.75%, 03/15/2028(c)	269,000	293,688
Commercial Services & Supplies-0.65%
Republic Services, Inc., 3.95%, 05/15/2028	269,000	297,729
Communications Equipment-0.63%
Motorola Solutions, Inc., 4.60%, 02/23/2028	269,000	290,671
Construction & Engineering-0.46%
Fluor Corp., 4.25%, 09/15/2028	215,000	212,228
Consumer Finance-1.66%
Capital One Financial Corp., 3.80%, 01/31/2028	404,000	428,950
Discover Bank, 4.65%, 09/13/2028	300,000	337,229
		766,179
Containers & Packaging-0.50%
WRKCo Inc., 4.00%, 03/15/2028	215,000	230,135
Diversified Financial Services-1.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.88%, 01/23/2028	150,000	155,921
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	242,000	254,929
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	248,000	264,843
		675,693
Electric Utilities-3.35%
Commonwealth Edison Co., 3.70%, 08/15/2028	162,000	178,924
Duke Energy Florida LLC, 3.80%, 07/15/2028	162,000	178,345
Duke Energy Progress LLC, 3.70%, 09/01/2028	109,000	119,493
Edison International, 4.13%, 03/15/2028	215,000	217,551
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	269,000	288,033
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	162,000	178,184
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028	162,000	176,764
Xcel Energy, Inc., 4.00%, 06/15/2028	188,000	206,990
		1,544,284
Electrical Equipment-0.39%
ABB Finance USA, Inc. (Switzerland), 3.80%, 04/03/2028	162,000	178,315
Electronic Equipment, Instruments & Components-1.11%
Arrow Electronics, Inc., 3.88%, 01/12/2028	109,000	112,254
Jabil, Inc., 3.95%, 01/12/2028	215,000	222,315
Trimble, Inc., 4.90%, 06/15/2028	162,000	178,316
		512,885
Energy Equipment & Services-0.22%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	109,000	102,343

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Equity REITs-5.16%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	$109,000	$117,007
American Tower Corp., 3.60%, 01/15/2028	215,000	225,853
Crown Castle International Corp., 3.80%, 02/15/2028	323,000	344,844
Digital Realty Trust L.P., 4.45%, 07/15/2028	215,000	238,756
ERP Operating L.P., 3.50%, 03/01/2028	215,000	229,794
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	162,000	184,813
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	109,000	119,519
Realty Income Corp., 3.65%, 01/15/2028	215,000	231,242
Senior Housing Properties Trust, 4.75%, 02/15/2028	183,000	185,443
Ventas Realty L.P., 4.00%, 03/01/2028	188,000	202,695
Welltower, Inc., 4.25%, 04/15/2028	269,000	295,804
		2,375,770
Food & Staples Retailing-2.19%
CVS Pass Through Trust, 6.04%, 12/10/2028	101,996	114,339
Walmart, Inc., 3.70%, 06/26/2028	808,000	894,068
		1,008,407
Food Products-2.97%
Campbell Soup Co., 4.15%, 03/15/2028	323,000	350,253
General Mills, Inc., 4.20%, 04/17/2028	431,000	480,992
Kellogg Co., 4.30%, 05/15/2028	215,000	238,563
Mondelez International, Inc., 4.13%, 05/07/2028	269,000	299,530
		1,369,338
Health Care Equipment & Supplies-1.75%
Boston Scientific Corp., 4.00%, 03/01/2028	323,000	355,717
Edwards Lifesciences Corp., 4.30%, 06/15/2028	194,000	218,553
Stryker Corp., 3.65%, 03/07/2028	215,000	231,758
		806,028
Health Care Providers & Services-6.53%
Anthem, Inc., 4.10%, 03/01/2028	377,000	410,696
CVS Health Corp., 4.30%, 03/25/2028	1,946,000	2,122,979
McKesson Corp., 3.95%, 02/16/2028	109,000	115,748
UnitedHealth Group, Inc., 3.85%, 06/15/2028	323,000	355,829
		3,005,252
Hotels, Restaurants & Leisure-1.92%
McDonald’s Corp., 3.80%, 04/01/2028	323,000	353,877
Starbucks Corp.
3.50%, 03/01/2028	215,000	231,449
4.00%, 11/15/2028	269,000	300,240
		885,566
Household Products-0.26%
Clorox Co. (The), 3.90%, 05/15/2028	109,000	120,282
Industrial Conglomerates-0.71%
3M Co., 3.63%, 09/14/2028	135,000	147,788
Roper Technologies, Inc., 4.20%, 09/15/2028	162,000	178,226
		326,014
Insurance-2.00%
American International Group, Inc., 4.20%, 04/01/2028	269,000	296,784
Lincoln National Corp., 3.80%, 03/01/2028	109,000	115,976
	Principal Amount	Value
Insurance-(continued)
Prudential Financial, Inc., 3.88%, 03/27/2028	$215,000	$237,980
Willis North America, Inc., 4.50%, 09/15/2028	242,000	267,788
		918,528
Internet & Direct Marketing Retail-1.10%
Booking Holdings, Inc., 3.55%, 03/15/2028	162,000	173,372
Expedia Group, Inc., 3.80%, 02/15/2028	323,000	334,435
		507,807
IT Services-0.38%
Mastercard, Inc., 3.50%, 02/26/2028	162,000	176,621
Machinery-1.35%
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/2028	188,000	200,111
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/2028	377,000	419,267
		619,378
Marine-0.50%
Kirby Corp., 4.20%, 03/01/2028	215,000	227,921
Media-4.94%
CBS Corp., 3.38%, 02/15/2028	109,000	111,144
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	269,000	277,324
4.20%, 03/15/2028	431,000	457,265
Comcast Corp.
3.15%, 02/15/2028	485,000	509,694
3.55%, 05/01/2028	323,000	349,019
Discovery Communications LLC, 3.95%, 03/20/2028	538,000	568,919
		2,273,365
Metals & Mining-0.26%
Nucor Corp., 3.95%, 05/01/2028	109,000	118,679
Multiline Retail-1.14%
Dollar General Corp., 4.13%, 05/01/2028	108,000	118,834
Dollar Tree, Inc., 4.20%, 05/15/2028	377,000	403,555
		522,389
Multi-Utilities-0.73%
Sempra Energy, 3.40%, 02/01/2028	323,000	334,619
Oil, Gas & Consumable Fuels-12.16%
Apache Corp., 4.38%, 10/15/2028	323,000	327,721
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	269,000	293,064
Concho Resources, Inc., 4.30%, 08/15/2028	323,000	346,952
Continental Resources, Inc., 4.38%, 01/15/2028	323,000	334,303
Enable Midstream Partners, L.P., 4.95%, 05/15/2028	275,000	275,175
Energy Transfer Operating, L.P., 4.95%, 06/15/2028	323,000	347,797
EQM Midstream Partners, L.P., 5.50%, 07/15/2028	215,000	198,175
Equinor ASA (Norway), 3.63%, 09/10/2028	323,000	356,063
Kinder Morgan, Inc., 4.30%, 03/01/2028	431,000	467,485
MPLX L.P., 4.00%, 03/15/2028	431,000	442,044
Noble Energy, Inc., 3.85%, 01/15/2028	109,000	113,355
ONEOK, Inc., 4.55%, 07/15/2028	269,000	291,272
Phillips 66, 3.90%, 03/15/2028	269,000	292,041
Phillips 66 Partners L.P., 3.75%, 03/01/2028	162,000	168,702

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Sabine Pass Liquefaction, LLC, 4.20%, 03/15/2028	$431,000	$454,118
Transcanada Pipelines Ltd. (Canada), 4.25%, 05/15/2028	431,000	474,721
Valero Energy Corp., 4.35%, 06/01/2028	269,000	294,496
Valero Energy Partners L.P., 4.50%, 03/15/2028	109,000	119,721
		5,597,205
Personal Products-0.95%
Unilever Capital Corp. (United Kingdom), 3.50%, 03/22/2028	400,000	437,720
Pharmaceuticals-6.13%
Bristol-Myers Squibb Co., 3.90%, 02/20/2028(b)	400,000	438,384
Elanco Animal Health, Inc., 4.90%, 08/28/2028	215,000	232,669
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028	538,000	596,097
Johnson & Johnson, 2.90%, 01/15/2028	431,000	453,243
Pfizer, Inc., 3.60%, 09/15/2028	323,000	356,892
Pharmacia LLC, 6.60%, 12/01/2028	200,000	266,190
Sanofi (France), 3.63%, 06/19/2028	323,000	357,868
Zoetis, Inc., 3.90%, 08/20/2028	109,000	119,064
		2,820,407
Road & Rail-1.94%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028	108,000	119,987
CSX Corp., 3.80%, 03/01/2028	269,000	293,544
Union Pacific Corp., 3.95%, 09/10/2028	431,000	477,246
		890,777
Semiconductors & Semiconductor Equipment-0.75%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	350,000	347,062
Software-1.09%
salesforce.com, inc., 3.70%, 04/11/2028	458,000	502,411
Specialty Retail-0.39%
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	162,000	181,233
Tobacco-0.48%
Philip Morris International, Inc., 3.13%, 03/02/2028	215,000	222,301
	Principal Amount	Value
Water Utilities-0.51%
American Water Capital Corp., 3.75%, 09/01/2028	$215,000	$233,683
Wireless Telecommunication Services-2.34%
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028	969,000	1,077,616
Total U.S. Dollar Denominated Bonds & Notes (Cost $42,985,607)		45,162,207
	Shares
Money Market Funds-1.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $460,825)	460,825	460,825
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.11% (Cost $43,446,432)		45,623,032
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.59%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	205,792	205,792
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	67,763	67,790
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $273,582)		273,582
TOTAL INVESTMENTS IN SECURITIES-99.70% (Cost $43,720,014)		45,896,614
OTHER ASSETS LESS LIABILITIES-0.30%		137,536
NET ASSETS-100.00%		$46,034,150

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $619,528, which represented 1.35% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.07%
Aerospace & Defense-0.87%
Boeing Co. (The), 3.20%, 03/01/2029	$50,000	$52,601
Banks-9.34%
BB&T Corp., 3.88%, 03/19/2029	30,000	32,737
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.74%, 03/07/2029	100,000	108,188
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	200,000	204,684
The PNC Financial Services Group, Inc., 3.45%, 04/23/2029	100,000	106,933
Wells Fargo & Co., 4.15%, 01/24/2029	100,000	111,462
		564,004
Beverages-3.85%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	200,000	232,280
Capital Markets-3.51%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	50,000	52,712
BlackRock, Inc., 3.25%, 04/30/2029	50,000	53,817
Charles Schwab Corp. (The), 3.25%, 05/22/2029	100,000	105,396
		211,925
Chemicals-2.19%
Dow Chemical Co. (The), 7.38%, 11/01/2029	100,000	132,375
Commercial Services & Supplies-0.89%
Waste Management, Inc., 3.45%, 06/15/2029	50,000	53,738
Communications Equipment-0.91%
Motorola Solutions, Inc., 4.60%, 05/23/2029	50,000	54,747
Containers & Packaging-1.89%
WRKCo Inc., 4.90%, 03/15/2029	100,000	114,334
Diversified Financial Services-1.86%
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	50,000	57,144
MidAmerican Energy Co., 3.65%, 04/15/2029	50,000	54,927
		112,071
Diversified Telecommunication Services-3.66%
AT&T, Inc., 4.35%, 03/01/2029	150,000	165,621
Verizon Communications, Inc., 3.88%, 02/08/2029	50,000	55,329
		220,950
Electric Utilities-3.55%
Avangrid, Inc., 3.80%, 06/01/2029	100,000	107,138
Duke Energy Corp., 3.40%, 06/15/2029	50,000	52,510
Nevada Power Co., Series CC, 3.70%, 05/01/2029	50,000	54,593
		214,241
Equity REITs-10.68%
American Tower Corp., 3.80%, 08/15/2029	100,000	106,852
Boston Properties L.P., 3.40%, 06/21/2029	50,000	52,370
Camden Property Trust, 3.15%, 07/01/2029	50,000	52,298
Digital Realty Trust L.P., 3.60%, 07/01/2029	100,000	104,215
Essex Portfolio L.P., 4.00%, 03/01/2029	50,000	54,460
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	100,000	110,667
Ventas Realty L.P., 4.40%, 01/15/2029	50,000	55,087
Weyerhaeuser Co., 4.00%, 11/15/2029	100,000	109,047
		644,996
Food & Staples Retailing-0.89%
Walmart, Inc., 3.25%, 07/08/2029	50,000	53,883
	Principal Amount	Value
Food Products-2.76%
Kraft Heinz Foods Co. (The), 4.63%, 01/30/2029	$100,000	$109,603
Tyson Foods, Inc., 4.35%, 03/01/2029	50,000	56,723
		166,326
Health Care Equipment & Supplies-1.85%
Boston Scientific Corp., 4.00%, 03/01/2029	100,000	111,433
Health Care Providers & Services-1.75%
HCA, Inc., 4.13%, 06/15/2029	100,000	105,553
Hotels, Restaurants & Leisure-0.90%
Starbucks Corp., 3.55%, 08/15/2029	50,000	54,192
Household Durables-0.91%
Leggett & Platt, Inc., 4.40%, 03/15/2029	50,000	54,628
Industrial Conglomerates-0.89%
3M Co., 3.38%, 03/01/2029	50,000	53,741
Insurance-5.51%
American International Group, Inc., 4.25%, 03/15/2029	50,000	55,441
Aon Corp., 3.75%, 05/02/2029	50,000	53,762
CNA Financial Corp., 3.90%, 05/01/2029	50,000	54,083
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	100,000	113,352
Progressive Corp. (The), 4.00%, 03/01/2029	50,000	56,238
		332,876
IT Services-7.98%
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	50,000	54,466
Fiserv, Inc., 3.50%, 07/01/2029	150,000	157,890
International Business Machines Corp., 3.50%, 05/15/2029	150,000	161,874
Mastercard, Inc., 2.95%, 06/01/2029	50,000	52,575
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	50,000	54,993
		481,798
Machinery-2.64%
Ingersoll-Rand Luxembourg Finance S.A., 3.80%, 03/21/2029	50,000	53,450
John Deere Capital Corp., 3.45%, 03/07/2029	50,000	54,227
Parker-Hannifin Corp., 3.25%, 06/14/2029	50,000	51,984
		159,661
Media-1.87%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	100,000	112,753
Multiline Retail-0.90%
Target Corp., 3.38%, 04/15/2029	50,000	54,276
Oil, Gas & Consumable Fuels-8.44%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	50,000	52,874
ConocoPhillips Holding Co., 6.95%, 04/15/2029	100,000	135,493
Energy Transfer Operating, L.P., 5.25%, 04/15/2029	100,000	110,457
Enterprise Products Operating LLC, 3.13%, 07/31/2029	100,000	101,997
Total Capital International S.A. (France), 3.46%, 02/19/2029	100,000	108,484
		509,305
Pharmaceuticals-6.31%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	50,000	56,028

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Eli Lilly and Co., 3.38%, 03/15/2029	$50,000	$53,970
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	50,000	53,781
Merck & Co., Inc., 3.40%, 03/07/2029	100,000	108,761
Pfizer, Inc., 3.45%, 03/15/2029	100,000	108,413
		380,953
Road & Rail-1.84%
CSX Corp., 4.25%, 03/15/2029	50,000	56,507
Union Pacific Corp., 3.70%, 03/01/2029	50,000	54,581
		111,088
Semiconductors & Semiconductor Equipment-1.82%
KLA Corp., 4.10%, 03/15/2029	50,000	54,877
Lam Research Corp., 4.00%, 03/15/2029	50,000	55,220
		110,097
Specialty Retail-3.55%
Home Depot, Inc. (The), 2.95%, 06/15/2029	50,000	52,305
Lowe’s Cos., Inc., 3.65%, 04/05/2029	100,000	107,271
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	50,000	54,880
		214,456
	Principal Amount	Value
Tobacco-3.62%
Altria Group, Inc., 4.80%, 02/14/2029	$150,000	$165,970
Philip Morris International, Inc., 3.38%, 08/15/2029	50,000	52,578
		218,548
Water Utilities-0.44%
American Water Capital Corp., 3.45%, 06/01/2029	25,000	26,682
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,890,639)		5,920,511
	Shares
Money Market Funds-0.99%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(b) (Cost $59,816)	59,816	59,816
TOTAL INVESTMENTS IN SECURITIES-99.06% (Cost $5,950,455)		5,980,327
OTHER ASSETS LESS LIABILITIES-0.94%		56,671
NET ASSETS-100.00%		$6,036,998

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments(a)
Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-77.43%
U.S. Treasury Bills-77.43%
1.41%–1.61%, 12/12/2019(b) (Cost $521,695,970)	$521,941,000	$521,712,974
U.S. Dollar Denominated Bonds & Notes-16.97%
Chemicals-1.41%
Chemours Co. (The), 6.63%, 05/15/2023	9,583,000	9,463,213
Containers & Packaging-0.73%
Berry Global, Inc., 6.00%, 10/15/2022	4,845,000	4,943,412
Hotels, Restaurants & Leisure-4.08%
Boyd Gaming Corp., 6.88%, 05/15/2023	9,141,000	9,455,268
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/2022(c)	3,630,000	3,858,008
Scientific Games International, Inc., 10.00%, 12/01/2022	13,781,000	14,159,977
		27,473,253
Independent Power and Renewable Electricity Producers-1.49%
Calpine Corp., 6.00%, 01/15/2022(c)	10,016,000	10,053,295
Oil, Gas & Consumable Fuels-1.03%
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.75%, 03/15/2024	6,625,000	6,898,215
Software-1.76%
TIBCO Software, Inc., 11.38%, 12/01/2021(c)	11,491,000	11,871,639
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-1.79%
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(c)	$11,874,000	$12,066,952
Wireless Telecommunication Services-4.68%
T-Mobile USA, Inc.
6.50%, 01/15/2024	10,978,000	11,389,565
6.38%, 03/01/2025	19,361,000	20,135,439
		31,525,004
Total U.S. Dollar Denominated Bonds & Notes (Cost $113,813,853)		114,294,983
	Shares
Money Market Funds-5.24%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $35,321,574)	35,321,574	35,321,574
TOTAL INVESTMENTS IN SECURITIES-99.64% (Cost $670,831,397)		671,329,531
OTHER ASSETS LESS LIABILITIES-0.36%		2,428,273
NET ASSETS-100.00%		$673,757,804

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $37,849,894, which represented 5.62% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-89.51%
Airlines-2.00%
American Airlines Group, Inc., 4.63%, 03/01/2020(b)	$14,624,000	$14,722,200
United Airlines Holdings, Inc., 6.00%, 12/01/2020	8,536,000	8,829,639
		23,551,839
Auto Components-0.72%
Goodyear Tire & Rubber Co. (The), 8.75%, 08/15/2020	8,174,000	8,544,997
Automobiles-1.21%
Jaguar Land Rover Automotive PLC (United Kingdom), 3.50%, 03/15/2020(b)(c)	14,350,000	14,310,035
Capital Markets-1.10%
APX Group, Inc., 8.75%, 12/01/2020	13,180,000	12,916,400
Chemicals-4.80%
Blue Cube Spinco LLC
9.75%, 10/15/2023	20,432,000	22,270,676
10.00%, 10/15/2025	14,578,000	16,290,769
PQ Corp., 6.75%, 11/15/2022(b)	17,397,000	18,027,519
		56,588,964
Commercial Services & Supplies-0.71%
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 05/15/2023(b)	7,907,000	8,327,059
Construction & Engineering-1.10%
Omnimax International, Inc., 12.00%, 08/15/2020(b)	11,203,000	10,983,281
Zekelman Industries, Inc., 9.88%, 06/15/2023(b)(c)	1,936,000	2,043,690
		13,026,971
Consumer Finance-10.54%
Ally Financial, Inc.
8.00%, 03/15/2020	25,807,000	26,148,039
4.13%, 03/30/2020	18,808,000	18,938,565
7.50%, 09/15/2020	11,907,000	12,433,736
LoanCore Capital Markets LLC/JLC Finance Corp., 6.88%, 06/01/2020(b)	8,278,000	8,283,174
Navient Corp.
8.00%, 03/25/2020	13,845,000	14,063,543
5.00%, 10/26/2020	14,051,000	14,353,975
Springleaf Finance Corp., 8.25%, 12/15/2020	28,408,000	30,105,378
		124,326,410
Containers & Packaging-2.52%
Ball Corp., 4.38%, 12/15/2020(c)	29,078,000	29,724,985
Diversified Financial Services-0.16%
Stearns Holdings LLC, 9.38%, 08/15/2020(b)(d)	4,069,000	1,847,855
Diversified Telecommunication Services-4.66%
CenturyLink, Inc., Series V, 5.63%, 04/01/2020	29,366,000	29,712,666
Iridium Communications, Inc., 10.25%, 04/15/2023(b)	10,768,000	11,544,211
Level 3 Financing, Inc., 5.63%, 02/01/2023	13,633,000	13,718,070
		54,974,947
	Principal Amount	Value
Energy Equipment & Services-2.13%
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.00%, 10/01/2022	$9,703,000	$9,754,542
Nabors Industries, Inc., 5.00%, 09/15/2020	9,178,000	9,151,499
Transocean, Inc., 6.50%, 11/15/2020(c)	6,073,000	6,211,996
		25,118,037
Equity REITs-0.82%
CoreCivic, Inc., 4.13%, 04/01/2020	9,674,000	9,709,716
Health Care Equipment & Supplies-1.12%
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/2021(b)	12,644,000	13,186,428
Health Care Providers & Services-2.57%
Centene Corp., 6.13%, 02/15/2024	29,105,000	30,287,391
Hotels, Restaurants & Leisure-2.82%
MGM Resorts International
5.25%, 03/31/2020	7,624,000	7,706,720
6.75%, 10/01/2020	10,169,000	10,557,964
Scientific Games International, Inc., 6.25%, 09/01/2020	7,054,000	7,069,872
Yum! Brands, Inc., 3.88%, 11/01/2020	7,866,000	7,967,373
		33,301,929
Household Durables-0.75%
Meritage Homes Corp., 7.15%, 04/15/2020	8,604,000	8,786,336
Household Products-4.66%
Reynolds Group Issuer, Inc./LLC, 5.75%, 10/15/2020	54,819,516	54,953,824
Insurance-0.98%
Genworth Holdings, Inc., 7.70%, 06/15/2020(c)	11,393,000	11,596,792
IT Services-1.63%
Harland Clarke Holdings Corp., 6.88%, 03/01/2020(b)(c)	5,734,000	5,666,293
Unisys Corp., 10.75%, 04/15/2022(b)(c)	12,473,000	13,549,570
		19,215,863
Leisure Products-0.63%
Mattel, Inc., 4.35%, 10/01/2020(c)	7,329,000	7,478,420
Machinery-1.53%
Briggs & Stratton Corp., 6.88%, 12/15/2020	5,923,000	5,525,567
Welbilt, Inc., 9.50%, 02/15/2024	11,770,000	12,510,509
		18,036,076
Media-9.32%
CSC Holdings, LLC, 10.88%, 10/15/2025(b)	47,848,000	53,918,715
DISH DBS Corp., 5.13%, 05/01/2020	32,307,000	32,523,941
Lamar Media Corp., 5.38%, 01/15/2024	4,864,000	4,985,551
Lee Enterprises, Inc., 9.50%, 03/15/2022(b)	11,069,000	10,961,764
TEGNA, Inc., 5.13%, 07/15/2020	7,546,000	7,572,411
		109,962,382
Oil, Gas & Consumable Fuels-6.11%
Chesapeake Energy Corp., 6.63%, 08/15/2020	6,057,000	5,468,790
CITGO Petroleum Corp., 6.25%, 08/15/2022(b)	19,142,000	19,405,068

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
DCP Midstream Operating L.P., 5.35%, 03/15/2020(b)	$17,159,000	$17,252,774
Murphy Oil Corp., 6.88%, 08/15/2024	16,065,000	16,854,434
NuStar Logistics L.P., 4.80%, 09/01/2020	12,967,000	13,097,643
		72,078,709
Pharmaceuticals-1.02%
Bausch Health Cos., Inc., 5.50%, 03/01/2023(b)	11,876,000	11,999,689
Professional Services-1.87%
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/2020	22,028,000	22,099,591
Real Estate Management & Development-1.34%
VICI Properties 1 LLC, 8.00%, 10/15/2023	14,517,000	15,829,555
Software-2.31%
Open Text Corp. (Canada), 5.63%, 01/15/2023(b)	22,323,000	22,769,237
PTC, Inc., 6.00%, 05/15/2024	4,255,000	4,451,751
		27,220,988
Specialty Retail-1.16%
Caleres, Inc., 6.25%, 08/15/2023(c)	5,125,000	5,297,969
Penske Automotive Group, Inc., 3.75%, 08/15/2020(c)	8,367,000	8,422,536
		13,720,505
Technology Hardware, Storage & Peripherals-5.65%
EMC Corp., 2.65%, 06/01/2020	57,088,000	57,088,000
Lexmark International, Inc., 7.13%, 03/15/2020	9,699,000	9,528,026
		66,616,026
Wireless Telecommunication Services-11.57%
Intelsat Jackson Holdings S.A. (Luxembourg), 8.00%, 02/15/2024(b)	39,267,000	40,150,115
Sprint Communications, Inc.
7.00%, 03/01/2020(b)	24,349,000	24,565,828
7.00%, 08/15/2020	36,932,000	37,873,858
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
6.00%, 03/01/2023	$7,000,000	$7,139,300
6.00%, 04/15/2024	25,808,000	26,764,832
		136,493,933
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,054,246,610)		1,055,832,652
	Shares
Money Market Funds-9.18%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $108,289,252)	108,289,252	108,289,252
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.69% (Cost $1,162,535,862)		1,164,121,904
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.76%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	15,594,474	15,594,474
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	5,181,785	5,183,858
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,778,201)		20,778,332
TOTAL INVESTMENTS IN SECURITIES-100.45% (Cost $1,183,314,063)		1,184,900,236
OTHER ASSETS LESS LIABILITIES-(0.45)%		(5,304,541)
NET ASSETS-100.00%		$1,179,595,695

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $323,514,505, which represented 27.43% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of this security at November 30, 2019 represented less than 1% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.25%
Aerospace & Defense-1.72%
Bombardier, Inc. (Canada), 8.75%, 12/01/2021(b)	$15,137,000	$16,419,861
Airlines-0.62%
Air Canada (Canada), 7.75%, 04/15/2021(b)	5,573,000	5,951,407
Banks-0.72%
CIT Group, Inc., 4.13%, 03/09/2021	6,736,000	6,877,456
Chemicals-1.05%
WR Grace & Co.-Conn, 5.13%, 10/01/2021(b)	9,623,000	10,005,514
Commercial Services & Supplies-2.68%
ADT Security Corp. (The), 6.25%, 10/15/2021	13,788,000	14,646,303
Pitney Bowes, Inc., 4.13%, 10/01/2021	8,221,000	8,331,819
R.R. Donnelley & Sons Co., 7.88%, 03/15/2021	2,466,000	2,559,462
		25,537,584
Communications Equipment-1.41%
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	12,526,000	13,462,319
Construction Materials-0.46%
CPG Merger Sub LLC, 8.00%, 10/01/2021(b)	4,355,000	4,353,258
Consumer Finance-3.51%
Ally Financial, Inc., 4.25%, 04/15/2021	3,225,000	3,318,848
Navient Corp.
5.88%, 03/25/2021	8,693,000	9,009,860
6.63%, 07/26/2021	10,913,000	11,592,443
Springleaf Finance Corp., 7.75%, 10/01/2021	8,746,000	9,574,683
		33,495,834
Containers & Packaging-0.67%
Graphic Packaging International LLC, 4.75%, 04/15/2021	6,280,000	6,439,512
Diversified Financial Services-1.44%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/2021	8,182,000	8,238,456
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/2021(b)	5,344,000	5,519,817
		13,758,273
Diversified Telecommunication Services-2.44%
CenturyLink, Inc., Series S, 6.45%, 06/15/2021	17,180,000	18,077,655
Cogent Communications Group, Inc., 5.63%, 04/15/2021(b)(c)	2,194,000	2,218,968
CommScope, Inc., 5.00%, 06/15/2021(b)	2,959,000	2,967,581
		23,264,204
Electric Utilities-1.51%
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)	13,650,000	14,398,327
Electrical Equipment-1.11%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/2026(b)	9,840,000	10,594,654
Energy Equipment & Services-2.48%
Forum Energy Technologies, Inc., 6.25%, 10/01/2021	4,438,000	3,563,270
Nabors Industries, Inc., 4.63%, 09/15/2021	8,679,000	8,264,578
	Principal Amount	Value
Energy Equipment & Services-(continued)
Tervita Escrow Corp. (Canada), 7.63%, 12/01/2021(b)	$8,563,000	$8,581,325
Transocean, Inc., 8.38%, 12/15/2021	3,235,000	3,288,863
		23,698,036
Entertainment-1.60%
Guitar Center Escrow Issuer, Inc., 9.50%, 10/15/2021(b)(c)	8,566,000	8,007,069
Netflix, Inc., 5.38%, 02/01/2021	7,021,000	7,276,915
		15,283,984
Equity REITs-1.51%
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/2024(b)	6,432,000	6,809,816
Iron Mountain, Inc., 4.38%, 06/01/2021(b)	7,518,000	7,581,903
		14,391,719
Food Products-0.39%
Simmons Foods, Inc., 7.75%, 01/15/2024(b)	3,467,000	3,737,131
Gas Utilities-0.60%
Ferrellgas L.P./Ferrellgas Finance Corp., 6.50%, 05/01/2021(c)	6,583,000	5,696,928
Health Care Providers & Services-3.33%
CHS/Community Health Systems, Inc., 5.13%, 08/01/2021(c)	13,462,000	13,391,324
HCA Healthcare, Inc., 6.25%, 02/15/2021	13,649,000	14,328,038
Owens & Minor, Inc., 3.88%, 09/15/2021(c)	4,133,000	4,031,328
		31,750,690
Hotels, Restaurants & Leisure-9.60%
Boyd Gaming Corp., 6.38%, 04/01/2026	10,114,000	10,820,185
Boyne USA, Inc., 7.25%, 05/01/2025(b)	6,695,000	7,283,591
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/2021(b)	9,838,000	10,056,895
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/2026(b)	13,194,000	14,020,274
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/2026	10,179,000	11,088,738
MGM Resorts International, 6.63%, 12/15/2021	17,959,000	19,570,820
Scientific Games International, Inc., 6.63%, 05/15/2021	4,410,000	4,483,426
Wyndham Destinations, Inc., 5.63%, 03/01/2021	3,254,000	3,377,327
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/2026(b)	6,281,000	6,641,043
Yum! Brands, Inc., 3.75%, 11/01/2021	4,145,000	4,239,921
		91,582,220
Household Durables-2.94%
KB Home, 7.00%, 12/15/2021	6,209,000	6,715,965
Lennar Corp., 8.38%, 01/15/2021	8,000	8,543
M/I Homes, Inc., 6.75%, 01/15/2021	3,375,000	3,397,444
Prestige Brands, Inc., 5.38%, 12/15/2021(b)	4,933,000	4,950,265
PulteGroup, Inc., 4.25%, 03/01/2021	8,501,000	8,685,047
TRI Pointe Group, Inc., 4.88%, 07/01/2021	4,142,000	4,247,207
		28,004,471
Independent Power and Renewable Electricity Producers-6.32%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad Itabo, S.A. (Dominican Republic), 7.95%, 05/11/2026(b)	3,802,000	4,064,747

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-(continued)
AES Corp. (The)
4.00%, 03/15/2021	$6,793,000	$6,901,688
6.00%, 05/15/2026	6,911,000	7,393,405
Clearway Energy Operating LLC, 5.75%, 10/15/2025	8,056,000	8,478,859
NRG Energy, Inc.
7.25%, 05/15/2026	13,916,000	15,270,062
6.63%, 01/15/2027	16,741,000	18,161,013
		60,269,774
Insurance-1.66%
Genworth Holdings, Inc.
7.20%, 02/15/2021(c)	5,888,000	6,052,275
7.63%, 09/24/2021(c)	9,466,000	9,805,072
		15,857,347
IT Services-0.94%
Harland Clarke Holdings Corp., 9.25%, 03/01/2021(b)(c)	9,667,000	8,994,177
Leisure Products-0.52%
Mattel, Inc., 2.35%, 08/15/2021	4,903,000	4,953,991
Media-7.86%
CSC Holdings, LLC, 6.75%, 11/15/2021	13,808,000	14,891,928
DISH DBS Corp., 6.75%, 06/01/2021	27,149,000	28,666,358
Lamar Media Corp., 5.75%, 02/01/2026	8,895,000	9,480,046
Meredith Corp., 6.88%, 02/01/2026	17,173,000	17,694,158
TEGNA, Inc., 4.88%, 09/15/2021(b)	4,212,000	4,217,265
		74,949,755
Metals & Mining-2.41%
AK Steel Corp., 7.63%, 10/01/2021	5,377,000	5,352,266
Alcoa Nederland Holding B.V., 7.00%, 09/30/2026(b)	6,469,000	7,050,062
Allegheny Technologies, Inc., 5.95%, 01/15/2021	6,941,000	7,233,563
Century Aluminum Co., 7.50%, 06/01/2021(b)(c)	3,447,000	3,353,586
		22,989,477
Mortgage REITs-1.50%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 08/01/2021(b)	3,784,000	3,864,826
Starwood Property Trust, Inc., 5.00%, 12/15/2021	9,978,000	10,424,516
		14,289,342
Multiline Retail-0.57%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/2021(b)	5,376,000	5,466,720
Oil, Gas & Consumable Fuels-8.68%
American Midstream Partners L.P./American Midstream Finance Corp., 9.50%, 12/15/2021(b)	5,815,000	5,482,964
Antero Resources Corp., 5.38%, 11/01/2021	13,436,000	12,441,736
Baytex Energy Corp. (Canada), 5.13%, 06/01/2021(b)	5,559,000	5,512,582
Chesapeake Energy Corp., 6.13%, 02/15/2021	4,786,000	4,034,119
DCP Midstream Operating L.P., 4.75%, 09/30/2021(b)	6,770,000	6,912,170
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Denbury Resources, Inc., 9.00%, 05/15/2021(b)	$8,470,000	$7,451,483
Enviva Partners L.P./Enviva Partners Finance Corp., 8.50%, 11/01/2021	4,272,000	4,364,275
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/2021(b)	3,640,000	2,958,956
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 02/15/2021	5,151,000	4,651,765
NuStar Logistics L.P., 6.75%, 02/01/2021	4,616,000	4,786,792
QEP Resources, Inc., 6.88%, 03/01/2021	5,567,000	5,662,196
Range Resources Corp., 5.75%, 06/01/2021	7,116,000	7,118,846
Whiting Petroleum Corp., 5.75%, 03/15/2021	12,471,000	11,439,025
		82,816,909
Paper & Forest Products-0.44%
Eldorado International Finance GMBH (Brazil), 8.63%, 06/16/2021(b)	4,000,000	4,191,600
Personal Products-1.39%
Edgewell Personal Care Co., 4.70%, 05/19/2021	8,216,000	8,409,076
Revlon Consumer Products Corp., 5.75%, 02/15/2021(c)	6,016,000	4,856,416
		13,265,492
Pharmaceuticals-2.41%
Bausch Health Cos., Inc., 9.00%, 12/15/2025(b)	20,364,000	23,011,320
Real Estate Management & Development-0.86%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 12/01/2021(b)	8,124,000	8,203,209
Semiconductors & Semiconductor Equipment-1.36%
Qorvo, Inc., 5.50%, 07/15/2026	12,135,000	12,931,347
Software-2.09%
CDK Global, Inc., 5.88%, 06/15/2026	6,760,000	7,240,450
Open Text Corp. (Canada), 5.88%, 06/01/2026(b)	11,866,000	12,659,272
		19,899,722
Specialty Retail-1.66%
Gamestop Corp., 6.75%, 03/15/2021(b)(c)	6,248,000	6,248,000
L Brands, Inc., 6.63%, 04/01/2021	9,118,000	9,600,342
		15,848,342
Technology Hardware, Storage & Peripherals-2.71%
Dell, Inc., 4.63%, 04/01/2021(c)	5,421,000	5,569,535
NCR Corp., 5.88%, 12/15/2021	5,486,000	5,505,338
Xerox Corp., 4.50%, 05/15/2021	14,406,000	14,798,564
		25,873,437
Textiles, Apparel & Luxury Goods-0.36%
J Crew Brand LLC/J Crew Brand Corp., 13.00%, 09/15/2021(b)	3,323,000	3,407,404
Tobacco-0.39%
Pyxus International, Inc., 8.50%, 04/15/2021(b)	3,816,000	3,712,586

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-2.16%
United Rentals North America, Inc., 5.88%, 09/15/2026	$13,886,000	$14,893,082
WESCO Distribution, Inc., 5.38%, 12/15/2021	5,677,000	5,703,966
		20,597,048
Wireless Telecommunication Services-8.17%
Sprint Communications, Inc., 11.50%, 11/15/2021	14,285,000	16,531,316
Sprint Corp., 7.25%, 09/15/2021	30,478,000	32,390,495
T-Mobile USA, Inc., 6.50%, 01/15/2026	27,006,000	28,964,610
		77,886,421
Total U.S. Dollar Denominated Bonds & Notes (Cost $913,145,796)		918,118,802
	Shares
Money Market Funds-2.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $19,646,997)	19,646,997	19,646,997
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.31% (Cost $932,792,793)		937,765,799
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.60%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	25,547,697	$25,547,697
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	8,730,733	8,734,225
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,281,580)		34,281,922
TOTAL INVESTMENTS IN SECURITIES-101.91% (Cost $967,074,373)		972,047,721
OTHER ASSETS LESS LIABILITIES-(1.91)%		(18,187,471)
NET ASSETS-100.00%		$953,860,250

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $276,861,628, which represented 29.03% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-93.38%
Aerospace & Defense-2.83%
Bombardier, Inc. (Canada)
5.75%, 03/15/2022(b)	$2,827,000	$2,890,588
6.00%, 10/15/2022(b)	6,931,000	6,965,655
Moog, Inc., 5.25%, 12/01/2022(b)	1,522,000	1,544,830
Pioneer Holdings LLC/Pioneer Finance Corp. (United Kingdom), 9.00%, 11/01/2022(b)	1,174,000	1,224,261
TransDigm, Inc., 7.50%, 03/15/2027	3,096,000	3,358,610
Triumph Group, Inc., 5.25%, 06/01/2022(c)	1,555,000	1,559,373
		17,543,317
Air Freight & Logistics-0.77%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	4,668,000	4,788,682
Airlines-0.38%
United Airlines Holdings, Inc., 4.25%, 10/01/2022	2,306,000	2,380,945
Auto Components-1.19%
American Axle & Manufacturing, Inc., 6.63%, 10/15/2022	2,320,000	2,355,524
Hertz Corp. (The)
7.63%, 06/01/2022(b)	1,911,000	1,992,218
6.25%, 10/15/2022	2,952,000	2,992,569
		7,340,311
Automobiles-0.28%
Mclaren Finance PLC (United Kingdom), 5.75%, 08/01/2022(b)	1,802,000	1,739,471
Banks-1.03%
CIT Group, Inc., 5.00%, 08/15/2022	6,004,000	6,405,025
Beverages-0.41%
Ajecorp B.V. (Spain), 6.50%, 05/14/2022(b)	2,652,000	2,563,322
Building Products-0.87%
Griffon Corp., 5.25%, 03/01/2022	5,343,000	5,401,522
Capital Markets-1.46%
APX Group, Inc., 7.88%, 12/01/2022	5,497,000	5,476,351
MSCI, Inc., 5.38%, 05/15/2027(b)	3,319,000	3,563,187
		9,039,538
Chemicals-1.82%
Ashland LLC, 4.75%, 08/15/2022	6,042,000	6,344,100
Cooke Omega Investments Inc./Alpha VesselCo. Holdings Inc. (Canada), 8.50%, 12/15/2022(b)	1,856,000	1,851,939
Kissner Holdings L.P./Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada), 8.38%, 12/01/2022(b)	1,974,000	2,062,830
Olin Corp., 5.50%, 08/15/2022(c)	958,000	1,027,754
		11,286,623
Commercial Services & Supplies-2.20%
ADT Security Corp. (The), 3.50%, 07/15/2022	5,616,000	5,714,241
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	3,299,000	3,464,354
GFL Environmental, Inc. (Canada), 5.63%, 05/01/2022(b)	1,702,000	1,719,551
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/01/2022(b)	1,617,000	1,387,082
Quad/Graphics, Inc., 7.00%, 05/01/2022(c)	1,573,000	1,357,203
		13,642,431
	Principal Amount	Value
Construction & Engineering-1.12%
AECOM Global II LLC/URS Fox US L.P., 5.00%, 04/01/2022(c)	$1,238,000	$1,284,425
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	2,538,000	2,700,782
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/2022(b)	1,251,000	1,318,632
Williams Scotsman International, Inc., 7.88%, 12/15/2022(b)	1,552,000	1,622,324
		6,926,163
Consumer Finance-2.90%
Navient Corp.
7.25%, 01/25/2022	4,170,000	4,534,875
6.50%, 06/15/2022	5,654,000	6,146,011
SLM Corp., 5.13%, 04/05/2022	1,192,000	1,232,230
Springleaf Finance Corp., 6.13%, 05/15/2022	5,625,000	6,060,938
		17,974,054
Containers & Packaging-3.38%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), 4.25%, 09/15/2022(b)	4,276,000	4,340,110
Ball Corp., 5.00%, 03/15/2022	3,731,000	3,936,179
Berry Global, Inc., 5.50%, 05/15/2022	2,829,000	2,874,951
Cascades, Inc. (Canada), 5.50%, 07/15/2022(b)	1,781,000	1,808,962
Graphic Packaging International LLC, 4.88%, 11/15/2022	2,131,000	2,238,215
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/2022(b)	3,409,000	3,536,814
Sealed Air Corp., 4.88%, 12/01/2022(b)	2,061,000	2,174,998
		20,910,229
Distributors-0.12%
SunOpta Foods, Inc., 9.50%, 10/09/2022(b)	768,000	768,000
Diversified Financial Services-0.63%
ACE Cash Express, Inc., 12.00%, 12/15/2022(b)	1,014,000	943,020
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 06/01/2022	1,096,000	1,100,795
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/2022(b)	1,770,000	1,832,325
		3,876,140
Diversified Telecommunication Services-3.98%
CenturyLink, Inc., Series T, 5.80%, 03/15/2022	7,877,000	8,320,026
Cogent Communications Group, Inc., 5.38%, 03/01/2022(b)	2,480,000	2,592,374
Inmarsat Finance PLC (United Kingdom), 4.88%, 05/15/2022(b)	6,004,000	6,077,661
Level 3 Financing, Inc., 5.38%, 08/15/2022	4,777,000	4,796,108
Level 3 Parent LLC, 5.75%, 12/01/2022	2,842,000	2,842,000
		24,628,169
Energy Equipment & Services-1.63%
Borets Finance DAC (Russia), 6.50%, 04/07/2022(b)	1,302,000	1,341,535
CSI Compressco L.P./CSI Compressco Finance Inc., 7.25%, 08/15/2022	2,029,000	1,811,516
FTS International, Inc., 6.25%, 05/01/2022	2,317,000	1,309,828
Rowan Cos., Inc., 4.88%, 06/01/2022	2,516,000	1,554,415

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-(continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/2022	$1,795,000	$1,557,722
Welltec A/S (Denmark), 9.50%, 12/01/2022(b)	2,500,000	2,494,530
		10,069,546
Entertainment-0.68%
Netflix, Inc., 5.50%, 02/15/2022	3,964,000	4,196,806
Equity REITs-2.85%
CoreCivic, Inc., 5.00%, 10/15/2022	1,582,000	1,584,471
GEO Group, Inc. (The), 5.88%, 01/15/2022	1,248,000	1,217,189
iStar, Inc.
6.00%, 04/01/2022	2,212,000	2,267,990
5.25%, 09/15/2022	2,220,000	2,277,747
Mack-Cali Realty, L.P., 4.50%, 04/18/2022	2,125,000	2,157,665
SBA Communications Corp.
4.88%, 07/15/2022	3,847,000	3,909,487
4.00%, 10/01/2022	4,153,000	4,241,222
		17,655,771
Food & Staples Retailing-1.35%
C&S Group Enterprises LLC, 5.38%, 07/15/2022(b)	1,718,000	1,743,770
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	6,192,000	6,594,635
		8,338,405
Food Products-1.19%
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	4,986,000	5,396,460
TreeHouse Foods, Inc., 4.88%, 03/15/2022	1,955,000	1,970,272
		7,366,732
Gas Utilities-0.36%
Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 01/15/2022(c)	2,613,000	2,228,398
Health Care Equipment & Supplies-1.64%
Avanos Medical, Inc., 6.25%, 10/15/2022	1,127,000	1,151,300
Immucor, Inc., 11.13%, 02/15/2022(b)	1,917,000	1,924,787
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 6.63%, 05/15/2022(b)	7,152,000	7,062,554
		10,138,641
Health Care Providers & Services-6.56%
Acadia Healthcare Co., Inc., 5.13%, 07/01/2022	1,338,000	1,348,452
Centene Corp., 4.75%, 05/15/2022	5,545,000	5,669,727
HCA, Inc., 7.50%, 02/15/2022	10,754,000	11,936,865
Molina Healthcare, Inc., 5.38%, 11/15/2022	4,510,000	4,780,568
Tenet Healthcare Corp., 8.13%, 04/01/2022	15,424,000	16,889,280
		40,624,892
Hotels, Restaurants & Leisure-4.16%
24 Hour Fitness Worldwide, Inc., 8.00%, 06/01/2022(b)(c)	2,332,000	1,102,598
CCM Merger, Inc., 6.00%, 03/15/2022(b)(c)	1,557,000	1,592,033
CEC Entertainment, Inc., 8.00%, 02/15/2022(c)	1,488,000	1,447,544
Cinemark USA, Inc., 5.13%, 12/15/2022	1,882,000	1,906,112
International Game Technology PLC, 6.25%, 02/15/2022(b)	8,800,000	9,305,938
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
MGM Resorts International, 7.75%, 03/15/2022	$5,581,000	$6,271,649
Wyndham Destinations, Inc., 4.25%, 03/01/2022	3,975,000	4,088,315
		25,714,189
Household Durables-1.53%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), 6.13%, 07/01/2022(b)	3,117,000	3,171,525
KB Home, 7.50%, 09/15/2022	2,353,000	2,656,683
Meritage Homes Corp., 7.00%, 04/01/2022	1,453,000	1,587,856
New Home Co., Inc. (The), 7.25%, 04/01/2022	2,122,000	2,021,867
		9,437,931
Independent Power and Renewable Electricity Producers-0.48%
AES Corp. (The), 5.13%, 09/01/2027	2,773,000	2,970,084
Industrial Conglomerates-2.58%
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/2022	2,492,000	2,529,363
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
5.88%, 02/01/2022	6,583,000	6,637,178
6.25%, 02/01/2022	6,631,000	6,780,151
		15,946,692
IT Services-0.84%
Atento Luxco 1 S.A. (Spain), 6.13%, 08/10/2022(b)	2,677,000	2,707,116
Harland Clarke Holdings Corp., 8.38%, 08/15/2022(b)	3,275,000	2,465,460
		5,172,576
Machinery-0.24%
Actuant Corp., 5.63%, 06/15/2022	1,455,000	1,473,641
Media-7.27%
AMC Networks, Inc., 4.75%, 12/15/2022	3,295,000	3,336,164
Cablevision Systems Corp., 5.88%, 09/15/2022	3,524,000	3,805,895
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 09/30/2022	6,618,000	6,721,406
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/2027(b)	6,598,000	6,878,580
DISH DBS Corp., 5.88%, 07/15/2022	11,021,000	11,544,420
Sirius XM Radio, Inc., 3.88%, 08/01/2022(b)	5,502,000	5,625,757
Urban One, Inc., 7.38%, 04/15/2022(b)	2,196,000	2,151,395
Videotron Ltd. (Canada), 5.00%, 07/15/2022	4,674,000	4,925,195
		44,988,812
Metals & Mining-3.78%
Ferroglobe PLC/Globe Specialty Metals, Inc., 9.38%, 03/01/2022(b)(c)	3,833,000	2,348,908
Freeport-McMoRan, Inc., 3.55%, 03/01/2022	10,394,000	10,471,955
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/2022(b)	3,295,000	3,491,029
Mountain Province Diamonds Inc. (Canada), 8.00%, 12/15/2022(b)(c)	1,583,000	1,525,616
New Gold, Inc. (Canada), 6.25%, 11/15/2022(b)	2,735,000	2,728,145

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(b)	$1,850,000	$1,196,709
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	1,871,000	1,637,709
		23,400,071
Mortgage REITs-0.42%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/2022(b)	2,509,000	2,609,342
Oil, Gas & Consumable Fuels-10.39%
Aker BP A.S.A. (Norway), 6.00%, 07/01/2022(b)	2,600,000	2,682,191
Antero Resources Corp., 5.13%, 12/01/2022	5,854,000	4,771,010
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	5,336,000	5,135,865
Athabasca Oil Corp. (Canada), 9.88%, 02/24/2022(b)(c)	2,510,000	2,209,583
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/2022(b)	4,540,000	4,107,309
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022(c)	2,090,000	2,074,977
CNX Resources Corp., 5.88%, 04/15/2022	5,650,000	5,494,625
DCP Midstream Operating L.P., 4.95%, 04/01/2022	2,292,000	2,377,869
Denbury Resources, Inc., 9.25%, 03/31/2022(b)	2,475,000	2,055,022
Genesis Energy L.P./Genesis Energy Finance Corp., 6.75%, 08/01/2022	4,582,000	4,487,471
HighPoint Operating Corp., 7.00%, 10/15/2022	1,969,000	1,802,249
Murphy Oil Corp., 4.45%, 12/01/2022	3,323,000	3,430,974
NuStar Logistics L.P., 4.75%, 02/01/2022	1,708,000	1,738,423
Oasis Petroleum, Inc., 6.88%, 03/15/2022	5,016,000	4,699,365
Peabody Energy Corp., 6.00%, 03/31/2022(b)(c)	2,190,000	2,140,725
QEP Resources, Inc., 5.38%, 10/01/2022	3,375,000	3,308,553
Range Resources Corp.
5.88%, 07/01/2022	1,713,000	1,653,580
5.00%, 08/15/2022(c)	2,936,000	2,789,200
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/2022	1,855,000	1,875,290
SM Energy Co., 6.13%, 11/15/2022	2,371,000	2,318,392
Southwestern Energy Co., 4.10%, 03/15/2022(c)	1,617,000	1,564,952
Teine Energy Ltd. (Canada), 6.88%, 09/30/2022(b)	1,553,000	1,557,367
		64,274,992
Personal Products-1.36%
Avon International Capital PLC (United Kingdom), 6.50%, 08/15/2022(b)	1,999,000	2,079,584
Avon International Operations, Inc. (United Kingdom), 7.88%, 08/15/2022(b)	2,789,000	2,910,999
Edgewell Personal Care Co., 4.70%, 05/24/2022	3,328,000	3,427,817
		8,418,400
	Principal Amount	Value
Pharmaceuticals-4.76%
Bausch Health Americas, Inc.
9.25%, 04/01/2026(b)	$8,221,000	$9,431,419
8.50%, 01/31/2027(b)	9,646,000	10,948,451
Bausch Health Cos., Inc., 6.50%, 03/15/2022(b)	6,881,000	7,070,228
Endo Finance LLC, 5.75%, 01/15/2022(b)	2,890,000	1,979,650
		29,429,748
Professional Services-2.19%
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/2022(b)	13,464,000	13,581,810
Semiconductors & Semiconductor Equipment-0.38%
Advanced Micro Devices, Inc., 7.50%, 08/15/2022(c)	2,082,000	2,358,515
Software-1.30%
Infor (US), Inc., 6.50%, 05/15/2022	7,848,000	8,015,107
Specialty Retail-2.55%
Conn’s, Inc., 7.25%, 07/15/2022(c)	1,559,000	1,578,974
Group 1 Automotive, Inc., 5.00%, 06/01/2022	3,610,000	3,664,125
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)(c)	1,794,000	1,655,525
L Brands, Inc., 5.63%, 02/15/2022	4,921,000	5,173,167
Men’s Wearhouse, Inc. (The), 7.00%, 07/01/2022(c)	1,116,000	1,055,526
Penske Automotive Group, Inc., 5.75%, 10/01/2022	2,617,000	2,651,986
		15,779,303
Technology Hardware, Storage & Peripherals-1.00%
NCR Corp.
5.00%, 07/15/2022	2,713,000	2,742,843
5.75%, 09/01/2027(b)	3,299,000	3,424,288
		6,167,131
Thrifts & Mortgage Finance-0.24%
Ocwen Loan Servicing LLC, 8.38%, 11/15/2022(b)	1,700,000	1,468,905
Trading Companies & Distributors-1.69%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/2022(b)	4,327,000	4,500,050
United Rentals North America, Inc., 5.50%, 05/15/2027	5,546,000	5,934,358
		10,434,408
Wireless Telecommunication Services-4.59%
Consolidated Communications, Inc., 6.50%, 10/01/2022(c)	2,356,000	2,026,160
Intelsat Jackson Holdings S.A. (Luxembourg), 9.50%, 09/30/2022(b)	2,821,000	3,160,400
Sprint Communications, Inc.
9.25%, 04/15/2022	944,000	1,083,535
6.00%, 11/15/2022	12,790,000	13,493,450

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
4.00%, 04/15/2022	$2,524,000	$2,606,012
5.38%, 04/15/2027	3,434,000	3,678,063
Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand), 8.88%, 05/01/2022(b)	2,465,000	2,348,682
		28,396,302
Total U.S. Dollar Denominated Bonds & Notes (Cost $577,489,884)		577,871,092
	Shares
Money Market Funds-4.94%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $30,567,589)	30,567,589	30,567,589
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.32% (Cost $608,057,473)		608,438,681
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.22%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	14,929,936	$14,929,936
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	4,971,705	4,973,694
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,903,629)		19,903,630
TOTAL INVESTMENTS IN SECURITIES-101.54% (Cost $627,961,102)		628,342,311
OTHER ASSETS LESS LIABILITIES-(1.54)%		(9,523,422)
NET ASSETS-100.00%		$618,818,889

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $226,317,374, which represented 36.57% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.79%
Aerospace & Defense-1.00%
Bombardier, Inc. (Canada), 6.13%, 01/15/2023(b)	$2,830,000	$2,876,412
Air Freight & Logistics-0.47%
XPO Logistics, Inc., 6.13%, 09/01/2023(b)	1,309,000	1,354,802
Airlines-0.23%
Air Medical Group Holdings, Inc., 6.38%, 05/15/2023(b)(c)	750,000	654,686
Auto Components-1.05%
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(b)	684,000	654,930
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023(c)	2,360,000	2,383,576
		3,038,506
Automobiles-0.42%
Jaguar Land Rover Automotive PLC (United Kingdom), 5.63%, 02/01/2023(b)(c)	1,203,000	1,212,010
Banks-0.67%
CIT Group, Inc., 5.00%, 08/01/2023	1,801,000	1,942,811
Capital Markets-1.00%
DKT Finance ApS (Denmark), 9.38%, 06/17/2023(b)	800,000	851,600
Regionalcare Hospital Partners Holdings, Inc., 8.25%, 05/01/2023(b)	1,898,000	2,017,811
		2,869,411
Chemicals-2.92%
Aruba Investments, Inc., 8.75%, 02/15/2023(b)	439,000	440,280
CF Industries, Inc., 3.45%, 06/01/2023	1,839,000	1,884,956
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	1,482,000	1,548,675
LSB Industries, Inc., 9.63%, 05/01/2023(b)	1,672,000	1,743,754
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	1,400,000	1,464,400
PolyOne Corp., 5.25%, 03/15/2023	1,235,000	1,330,700
		8,412,765
Commercial Services & Supplies-3.86%
ADT Security Corp. (The), 4.13%, 06/15/2023	1,756,000	1,804,272
Algeco Global Finance 2 PLC (United Kingdom), 10.00%, 08/15/2023(b)	1,000,000	982,500
Algeco Global Finance PLC (United Kingdom), 8.00%, 02/15/2023(b)	1,000,000	979,990
GFL Environmental, Inc. (Canada), 5.38%, 03/01/2023(b)	1,610,000	1,622,075
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/2023(b)	1,975,000	1,976,106
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/2023(b)	2,303,000	2,389,339
LSC Communications, Inc., 8.75%, 10/15/2023(b)	1,133,000	575,468
RR Donnelley & Sons Co., 6.50%, 11/15/2023	782,000	807,740
		11,137,490
Communications Equipment-0.41%
Plantronics, Inc., 5.50%, 05/31/2023(b)	1,249,000	1,177,919
	Principal Amount	Value
Construction & Engineering-1.68%
MasTec, Inc., 4.88%, 03/15/2023	$462,000	$469,122
Michael Baker International LLC, 8.75%, 03/01/2023(b)	1,110,000	1,140,525
Shea Homes L.P./Shea Homes Funding Corp., 5.88%, 04/01/2023(b)	1,450,000	1,483,227
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/2023	675,000	678,655
Williams Scotsman International, Inc., 6.88%, 08/15/2023(b)	1,006,000	1,059,906
		4,831,435
Construction Materials-0.40%
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/2023	1,134,000	1,155,971
Consumer Finance-2.52%
Credit Acceptance Corp., 7.38%, 03/15/2023	650,000	671,395
Navient Corp.
5.50%, 01/25/2023	2,366,000	2,499,087
7.25%, 09/25/2023	1,023,000	1,138,077
Springleaf Finance Corp.
5.63%, 03/15/2023	2,117,000	2,273,129
8.25%, 10/01/2023	590,000	690,545
		7,272,233
Containers & Packaging-4.04%
Ball Corp., 4.00%, 11/15/2023	2,365,000	2,477,314
Berry Global, Inc., 5.13%, 07/15/2023	1,688,000	1,736,513
Cascades, Inc. (Canada), 5.75%, 07/15/2023(b)	483,000	496,483
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	2,369,000	2,482,688
OI European Group B.V., 4.00%, 03/15/2023(b)	1,339,000	1,339,556
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/2023(b)(c)	1,893,000	2,008,946
Sealed Air Corp., 5.25%, 04/01/2023(b)	1,025,000	1,094,613
		11,636,113
Distributors-0.76%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/2023(b)	698,000	718,650
LKQ Corp., 4.75%, 05/15/2023	1,447,000	1,474,117
		2,192,767
Diversified Financial Services-0.70%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	901,000	917,885
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(b)	1,230,000	1,110,585
		2,028,470
Diversified Telecommunication Services-2.56%
CenturyLink, Inc., Series W, 6.75%, 12/01/2023	2,026,000	2,258,990
Level 3 Financing, Inc., 5.13%, 05/01/2023	1,787,000	1,804,852
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 04/01/2023	3,232,000	3,320,920
		7,384,762

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Electrical Equipment-0.74%
EnerSys, 5.00%, 04/30/2023(b)	$801,000	$829,367
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	1,232,000	1,308,988
		2,138,355
Energy Equipment & Services-1.76%
CGG Holding (U.S.), Inc. (France), 9.00%, 05/01/2023(b)	543,000	576,658
Nabors Industries, Inc.
5.50%, 01/15/2023(c)	1,479,000	1,305,217
5.10%, 09/15/2023	573,000	459,833
Precision Drilling Corp. (Canada), 7.75%, 12/15/2023	704,000	669,092
Transocean, Inc., 9.00%, 07/15/2023(b)	2,016,000	2,061,965
		5,072,765
Entertainment-0.51%
LTF Merger Sub, Inc., 8.50%, 06/15/2023(b)	697,000	716,457
WMG Acquisition Corp., 5.00%, 08/01/2023(b)	742,000	760,858
		1,477,315
Equity REITs-2.47%
CBL & Associates L.P., 5.25%, 12/01/2023(c)	684,000	502,819
CoreCivic, Inc., 4.63%, 05/01/2023	1,472,000	1,440,720
GEO Group, Inc. (The), 5.13%, 04/01/2023	577,000	512,088
Mack-Cali Realty, L.P., 3.15%, 05/15/2023	684,000	673,302
RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 04/15/2023	921,000	944,407
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 04/15/2023(b)	1,296,000	1,224,720
8.25%, 10/15/2023(c)	2,149,000	1,837,395
		7,135,451
Food & Staples Retailing-0.48%
Ingles Markets, Inc., 5.75%, 06/15/2023	1,346,000	1,376,272
Food Products-0.94%
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 02/15/2028(b)	2,442,000	2,702,067
Gas Utilities-0.42%
Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 06/15/2023(c)	703,000	601,357
LBC Tank Terminals Holding Netherlands B.V. (Belgium), 6.88%, 05/15/2023(b)	602,000	608,522
		1,209,879
Health Care Equipment & Supplies-0.57%
Sotera Health Holdings LLC, 6.50%, 05/15/2023(b)	1,586,000	1,638,338
Health Care Providers & Services-6.46%
Acadia Healthcare Co., Inc., 5.63%, 02/15/2023	1,544,000	1,576,795
CHS/Community Health Systems, Inc., 6.25%, 03/31/2023	7,804,000	7,725,960
Encompass Health Corp., 5.13%, 03/15/2023	806,000	825,477
HCA, Inc., 5.88%, 05/01/2023	2,944,000	3,253,090
Quorum Health Corp., 11.63%, 04/15/2023(c)	684,000	473,954
Tenet Healthcare Corp., 6.75%, 06/15/2023	4,418,000	4,782,485
		18,637,761
	Principal Amount	Value
Hotels, Restaurants & Leisure-5.56%
Brinker International, Inc., 3.88%, 05/15/2023	$655,000	$656,638
Buena Vista Gaming Authority, 13.00%, 04/01/2023(b)	349,000	358,742
Carlson Travel, Inc., 6.75%, 12/15/2023(b)(c)	992,000	1,022,172
Cinemark USA, Inc., 4.88%, 06/01/2023	1,823,000	1,854,884
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)	1,100,000	1,167,069
Diamond Resorts International, Inc., 7.75%, 09/01/2023(b)	1,029,000	1,059,860
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023(b)	675,000	709,030
Eldorado Resorts, Inc., 7.00%, 08/01/2023	571,000	598,359
MGM Resorts International, 6.00%, 03/15/2023	2,819,000	3,107,947
Sabre GLBL, Inc.
5.38%, 04/15/2023(b)	1,462,000	1,502,190
5.25%, 11/15/2023(b)	930,000	955,566
Wyndham Destinations, Inc., 3.90%, 03/01/2023	1,228,000	1,248,723
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)	1,029,000	1,075,295
Yum! Brands, Inc., 3.88%, 11/01/2023	698,000	722,720
		16,039,195
Household Durables-1.83%
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/2023(b)(c)	906,000	761,416
KB Home, 7.63%, 05/15/2023	696,000	787,639
Mattamy Group Corp. (Canada), 6.88%, 12/15/2023(b)	1,025,000	1,065,093
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	850,000	914,103
Tempur Sealy International, Inc., 5.63%, 10/15/2023	794,000	820,134
William Lyon Homes, Inc., 6.00%, 09/01/2023	879,000	918,920
		5,267,305
Household Products-2.25%
Central Garden & Pet Co., 6.13%, 11/15/2023	704,000	728,932
Kronos Acquisition Holdings, Inc. (Canada), 9.00%, 08/15/2023(b)	2,023,000	1,816,482
Reynolds Group Issuer, Inc./LLC, 5.13%, 07/15/2023(b)	3,846,000	3,942,112
		6,487,526
Independent Power and Renewable Electricity Producers-2.55%
AES Corp. (The)
4.50%, 03/15/2023	1,222,000	1,255,593
4.88%, 05/15/2023	1,280,000	1,305,587
Calpine Corp., 5.38%, 01/15/2023	2,766,000	2,810,948
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	702,000	684,450
Vistra Energy Corp., 5.88%, 06/01/2023	1,263,000	1,291,670
		7,348,248
Industrial Conglomerates-0.28%
Ahern Rentals, Inc., 7.38%, 05/15/2023(b)	1,030,000	806,402

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Insurance-0.48%
Ardonagh Midco 3 PLC (United Kingdom), 8.63%, 07/15/2023(b)	$1,400,000	$1,390,186
IT Services-0.32%
WEX, Inc., 4.75%, 02/01/2023(b)	921,000	932,895
Leisure Products-0.65%
Mattel, Inc., 3.15%, 03/15/2023	462,000	451,797
Party City Holdings, Inc., 6.13%, 08/15/2023(b)	746,000	572,864
Vista Outdoor, Inc., 5.88%, 10/01/2023(c)	874,000	835,033
		1,859,694
Machinery-0.77%
ATS Automation Tooling Systems, Inc. (Canada), 6.50%, 06/15/2023(b)	571,000	591,222
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	1,117,000	1,071,387
Titan International, Inc., 6.50%, 11/30/2023	684,000	568,004
		2,230,613
Media-9.72%
Altice Financing S.A. (Luxembourg), 6.63%, 02/15/2023(b)	4,850,000	4,971,201
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/2023	2,366,000	2,410,339
4.00%, 03/01/2023(b)	1,226,000	1,252,040
5.13%, 05/01/2023(b)	2,794,000	2,867,315
5.75%, 09/01/2023	1,010,000	1,034,114
DISH DBS Corp., 5.00%, 03/15/2023	3,490,000	3,524,865
Lamar Media Corp., 5.00%, 05/01/2023	1,098,000	1,119,949
National CineMedia LLC, 5.88%, 04/15/2028(b)	1,491,000	1,558,613
Quebecor Media, Inc. (Canada), 5.75%, 01/15/2023	2,147,000	2,327,692
Radiate Holdco LLC/Radiate Finance Inc., 6.88%, 02/15/2023(b)	690,000	705,811
Sirius XM Radio, Inc., 4.63%, 05/15/2023(b)	1,730,000	1,760,275
TEGNA, Inc., 6.38%, 10/15/2023	1,055,000	1,089,287
Townsquare Media, Inc., 6.50%, 04/01/2023(b)	675,000	680,343
Univision Communications, Inc., 5.13%, 05/15/2023(b)	2,748,000	2,717,085
		28,018,929
Metals & Mining-3.20%
AK Steel Corp., 7.50%, 07/15/2023	762,000	766,126
Aleris International, Inc., 10.75%, 07/15/2023(b)	700,000	734,416
Allegheny Technologies, Inc., 7.88%, 08/15/2023	1,023,000	1,139,356
Commercial Metals Co., 4.88%, 05/15/2023	1,136,000	1,179,071
Freeport-McMoRan, Inc., 3.88%, 03/15/2023	4,570,000	4,674,653
Hudbay Minerals, Inc. (Canada), 7.25%, 01/15/2023(b)(c)	700,000	719,541
		9,213,163
Multiline Retail-0.27%
JC Penney Corp., Inc., 5.88%, 07/01/2023(b)	936,000	790,911
Multi-Utilities-0.51%
TerraForm Power Operating, LLC, 4.25%, 01/31/2023(b)	1,454,000	1,482,462
Oil, Gas & Consumable Fuels-11.61%
Antero Resources Corp., 5.63%, 06/01/2023(c)	2,068,000	1,468,280
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Bruin E&P Partners LLC, 8.88%, 08/01/2023(b)	$1,910,000	$1,227,968
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.75%, 04/15/2023(c)	1,300,000	1,251,790
Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023(c)	1,466,000	1,414,675
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 04/01/2023	2,137,000	2,147,664
DCP Midstream Operating L.P., 3.88%, 03/15/2023	1,225,000	1,246,425
Energy Transfer Operating, L.P., 4.25%, 03/15/2023	1,462,000	1,520,876
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/2023(b)	1,228,000	1,194,740
Frontera Energy Corp. (Colombia), 9.70%, 06/25/2023(b)	1,000,000	1,022,915
Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, 05/15/2023	1,140,000	1,068,619
Global Partners L.P./GLP Finance Corp., 7.00%, 06/15/2023	519,000	533,488
Gulfport Energy Corp., 6.63%, 05/01/2023(c)	485,000	366,325
Laredo Petroleum, Inc., 6.25%, 03/15/2023(c)	593,000	512,877
Lonestar Resources America, Inc., 11.25%, 01/01/2023(b)	571,000	402,555
MEG Energy Corp. (Canada), 6.38%, 01/30/2023(b)(c)	2,305,000	2,264,639
Montage Resources Corp., 8.88%, 07/15/2023	819,000	669,524
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	1,490,000	1,429,640
Oasis Petroleum, Inc., 6.88%, 01/15/2023(c)	807,000	742,440
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/2023	1,008,000	1,050,301
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	1,338,000	1,381,940
QEP Resources, Inc., 5.25%, 05/01/2023	1,555,000	1,481,138
Range Resources Corp., 5.00%, 03/15/2023	1,457,000	1,269,397
Rockpoint Gas Storage Canada Ltd. (Canada), 7.00%, 03/31/2023(b)	790,000	793,290
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 11/15/2023	751,000	771,964
Seven Generations Energy Ltd. (Canada)
6.75%, 05/01/2023(b)	860,000	887,232
6.88%, 06/30/2023(b)	1,023,000	1,051,557
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
5.25%, 05/01/2023	1,139,000	1,151,802
4.25%, 11/15/2023	1,250,000	1,264,050
Whiting Petroleum Corp., 6.25%, 04/01/2023(c)	1,038,000	724,005
WPX Energy, Inc., 8.25%, 08/01/2023	1,028,000	1,157,235
		33,469,351
Paper & Forest Products-0.51%
Clearwater Paper Corp., 4.50%, 02/01/2023(c)	587,000	589,377
Norbord, Inc. (Canada), 6.25%, 04/15/2023(b)	819,000	875,646
		1,465,023

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Personal Products-0.55%
Avon Products, Inc. (United Kingdom), 7.00%, 03/15/2023(c)	$1,470,000	$1,584,384
Pharmaceuticals-2.11%
Bausch Health Cos., Inc., 5.88%, 05/15/2023(b)	4,697,000	4,767,408
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	2,000,000	1,304,980
		6,072,388
Real Estate Management & Development-0.42%
Realogy Group LLC/Realogy Co.-Issuer Corp., 4.88%, 06/01/2023(b)(c)	1,242,000	1,217,160
Road & Rail-1.67%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/2023	540,000	550,349
BCD Acquisition, Inc., 9.63%, 09/15/2023(b)	2,133,000	2,163,203
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)(c)	701,000	685,519
Watco Cos. LLC/Watco Finance Corp., 6.38%, 04/01/2023(b)	1,381,000	1,407,467
		4,806,538
Software-1.34%
Informatica LLC, 7.13%, 07/15/2023(b)	1,916,000	1,951,906
Sophia L.P./Sophia Finance, Inc., 9.00%, 09/30/2023(b)	914,000	941,799
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/2023(b)	1,002,000	979,039
		3,872,744
Specialty Retail-1.26%
Group 1 Automotive, Inc., 5.25%, 12/15/2023(b)	519,000	533,057
KGA Escrow, LLC, 7.50%, 08/15/2023(b)	891,000	933,693
L Brands, Inc., 5.63%, 10/15/2023(c)	1,026,000	1,093,962
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/2023	403,000	410,556
Sonic Automotive, Inc., 5.00%, 05/15/2023(c)	663,000	673,220
		3,644,488
Technology Hardware, Storage & Peripherals-2.27%
EMC Corp., 3.38%, 06/01/2023(c)	2,425,000	2,453,930
NCR Corp., 6.38%, 12/15/2023	1,703,000	1,748,368
Xerox Corp., 4.13%, 03/15/2023	2,260,000	2,339,078
		6,541,376
	Principal Amount	Value
Thrifts & Mortgage Finance-1.39%
MGIC Investment Corp., 5.75%, 08/15/2023	$1,230,000	$1,362,736
Nationstar Mortgage Holdings, Inc., 8.13%, 07/15/2023(b)	2,456,000	2,634,035
		3,996,771
Wireless Telecommunication Services-5.23%
Intelsat Jackson Holdings S.A. (Luxembourg), 5.50%, 08/01/2023	4,724,000	3,765,973
Sprint Corp., 7.88%, 09/15/2023	10,272,000	11,318,460
		15,084,433
Total U.S. Dollar Denominated Bonds & Notes (Cost $276,146,097)		276,188,951
	Shares
Money Market Funds-2.56%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $7,383,739)	7,383,739	7,383,739
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.35% (Cost $283,529,836)		283,572,690
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.63%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	14,353,922	14,353,922
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	4,764,937	4,766,843
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,120,643)		19,120,765
TOTAL INVESTMENTS IN SECURITIES-104.98% (Cost $302,650,479)		302,693,455
OTHER ASSETS LESS LIABILITIES-(4.98)%		(14,367,487)
NET ASSETS-100.00%		$288,325,968

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $120,199,430, which represented 41.69% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.47%
Aerospace & Defense-1.78%
Bombardier, Inc. (Canada), 7.50%, 12/01/2024(b)	$1,047,000	$1,078,400
TransDigm, Inc., 6.50%, 07/15/2024	1,073,000	1,109,203
		2,187,603
Airlines-0.26%
United Airlines Holdings, Inc., 5.00%, 02/01/2024	304,000	323,000
Auto Components-1.44%
Dana, Inc., 5.50%, 12/15/2024	348,000	359,019
Hertz Corp. (The), 5.50%, 10/15/2024(b)	854,000	868,945
Tenneco, Inc., 5.38%, 12/15/2024(c)	365,000	329,564
Tupy Overseas S.A. (Brazil), 6.63%, 07/17/2024(b)	203,000	210,717
		1,768,245
Banks-0.41%
CIT Group, Inc., 4.75%, 02/16/2024	470,000	502,900
Building Products-0.64%
Builders FirstSource, Inc., 5.63%, 09/01/2024(b)	753,000	784,995
Capital Markets-1.23%
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	354,000	360,784
MSCI, Inc., 5.25%, 11/15/2024(b)	1,121,000	1,154,619
		1,515,403
Chemicals-1.54%
Axalta Coating Systems LLC, 4.88%, 08/15/2024(b)	450,000	467,433
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)	511,000	466,500
INEOS Group Holdings S.A. (Luxembourg), 5.63%, 08/01/2024(b)(c)	300,000	308,721
Valvoline, Inc., 5.50%, 07/15/2024	296,000	309,020
WR Grace & Co.-Conn, 5.63%, 10/01/2024(b)	307,000	334,757
		1,886,431
Commercial Services & Supplies-1.97%
ACCO Brands Corp., 5.25%, 12/15/2024(b)	470,000	488,995
Advanced Disposal Services, Inc., 5.63%, 11/15/2024(b)	303,000	317,140
Covanta Holding Corp., 5.88%, 03/01/2024	304,000	314,006
Mobile Mini, Inc., 5.88%, 07/01/2024(c)	303,000	315,120
Pitney Bowes, Inc., 4.63%, 03/15/2024(c)	568,000	550,954
R.R. Donnelley & Sons Co., 6.00%, 04/01/2024	422,000	436,595
		2,422,810
Construction & Engineering-0.81%
AECOM, 5.88%, 10/15/2024	903,000	988,776
Construction Materials-0.83%
CIMPOR Financial Operations B.V. (Brazil), 5.75%, 07/17/2024(b)	500,000	370,208
US Concrete, Inc., 6.38%, 06/01/2024	625,000	651,556
		1,021,764
Consumer Finance-1.69%
Enova International, Inc., 8.50%, 09/01/2024(b)	406,000	378,763
FirstCash, Inc., 5.38%, 06/01/2024(b)	247,000	256,674
	Principal Amount	Value
Consumer Finance-(continued)
Navient Corp.
6.13%, 03/25/2024	$920,000	$984,391
5.88%, 10/25/2024	422,000	450,481
		2,070,309
Containers & Packaging-1.81%
Graphic Packaging International, LLC, 4.13%, 08/15/2024(c)	242,000	251,780
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)	1,422,000	1,457,536
Sealed Air Corp., 5.13%, 12/01/2024(b)	478,000	516,838
		2,226,154
Diversified Consumer Services-1.44%
Cengage Learning, Inc., 9.50%, 06/15/2024(b)	537,000	456,227
Service Corp. International, 5.38%, 05/15/2024	674,000	695,898
ServiceMaster Co., LLC (The), 5.13%, 11/15/2024(b)	598,000	621,167
		1,773,292
Diversified Financial Services-2.14%
Fairstone Financial, Inc. (Canada), 7.88%, 07/15/2024(b)	296,000	319,803
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)	296,000	292,609
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.25%, 08/15/2024(b)	400,000	409,166
Lions Gate Capital Holdings LLC, 5.88%, 11/01/2024(b)	641,000	618,972
Stena International S.A. (Sweden), 5.75%, 03/01/2024(b)	200,000	205,083
Washington Prime Group L.P., 6.45%, 08/15/2024(c)	819,000	786,240
		2,631,873
Diversified Telecommunication Services-3.83%
Altice Finco S.A. (Luxembourg), 8.13%, 01/15/2024(b)	400,000	413,166
CenturyLink, Inc., Series Y, 7.50%, 04/01/2024	1,118,000	1,260,545
Cincinnati Bell, Inc., 7.00%, 07/15/2024(b)	536,000	503,165
CommScope, Inc., 5.50%, 06/15/2024(b)	590,000	579,805
Inmarsat Finance PLC (United Kingdom), 6.50%, 10/01/2024(b)	400,000	420,566
Level 3 Financing, Inc., 5.38%, 01/15/2024	846,000	862,213
ORBCOMM, Inc., 8.00%, 04/01/2024(b)	242,000	246,840
Virgin Media Finance PLC (United Kingdom), 6.00%, 10/15/2024(b)	400,000	412,666
		4,698,966
Electric Utilities-0.93%
NextEra Energy Operating Partners, L.P.
4.25%, 07/15/2024(b)	641,000	660,108
4.25%, 09/15/2024(b)	470,000	484,096
		1,144,204
Electrical Equipment-0.95%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	450,000	496,312
Vertiv Group Corp., 9.25%, 10/15/2024(b)	685,000	674,725
		1,171,037
Electronic Equipment, Instruments & Components-0.55%
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024(c)	606,000	669,878

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-0.67%
Oceaneering International, Inc., 4.65%, 11/15/2024	$755,000	$675,725
Rowan Cos., Inc., 4.75%, 01/15/2024(c)	309,000	146,131
		821,856
Entertainment-0.97%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)	472,000	489,695
Netflix, Inc., 5.75%, 03/01/2024	522,000	579,201
WMG Acquisition Corp., 4.88%, 11/01/2024(b)	121,000	125,285
		1,194,181
Equity REITs-3.30%
GEO Group, Inc. (The), 5.88%, 10/15/2024	307,000	258,007
Iron Mountain, Inc., 5.75%, 08/15/2024	833,000	846,078
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 5.63%, 05/01/2024	1,096,000	1,208,340
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)(c)	536,000	376,763
SBA Communications Corp., 4.88%, 09/01/2024	885,000	920,112
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/2024(b)(c)	536,000	443,535
		4,052,835
Food & Staples Retailing-1.73%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 6.63%, 06/15/2024	1,242,000	1,305,976
Performance Food Group, Inc., 5.50%, 06/01/2024(b)	304,000	312,486
US Foods, Inc., 5.88%, 06/15/2024(b)	485,000	501,223
		2,119,685
Food Products-4.04%
JBS USA LUX S.A./JBS USA Finance, Inc., 5.88%, 07/15/2024(b)	1,011,000	1,043,605
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	1,403,000	1,557,818
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	933,000	987,804
Simmons Foods, Inc., 5.75%, 11/01/2024(b)(c)	649,000	629,523
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	705,000	736,718
		4,955,468
Gas Utilities-1.12%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	770,000	823,892
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	536,000	549,395
		1,373,287
Health Care Providers & Services-6.38%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	303,000	316,003
AMN Healthcare, Inc., 5.13%, 10/01/2024(b)(c)	349,000	361,360
CHS/Community Health Systems, Inc., 8.63%, 01/15/2024(b)	990,000	1,022,165
DaVita, Inc., 5.13%, 07/15/2024	1,657,000	1,704,622
Encompass Health Corp., 5.75%, 11/01/2024	581,000	590,435
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	1,610,000	1,465,084
	Principal Amount	Value
Health Care Providers & Services-(continued)
Tenet Healthcare Corp.
4.63%, 07/15/2024	$1,701,000	$1,764,788
4.63%, 09/01/2024(b)	584,000	603,710
		7,828,167
Hotels, Restaurants & Leisure-8.70%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.25%, 05/15/2024(b)	1,479,000	1,515,975
Aramark Services, Inc., 5.13%, 01/15/2024	967,000	997,209
Carlson Travel, Inc., 9.50%, 12/15/2024(b)	200,000	200,083
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	346,000	355,659
Cedar Fair, L.P., 5.25%, 07/15/2029(b)	584,000	624,776
Diamond Resorts International, Inc., 10.75%, 09/01/2024(b)(c)	477,000	490,316
Enterprise Development Authority (The), 12.00%, 07/15/2024(b)	349,000	397,132
Gateway Casinos & Entertainment Ltd. (Canada), 8.25%, 03/01/2024(b)	212,000	217,388
Golden Nugget, Inc., 6.75%, 10/15/2024(b)	1,282,000	1,326,857
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	1,016,000	1,036,742
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.13%, 12/01/2024(c)	241,000	262,188
Jacobs Entertainment, Inc., 7.88%, 02/01/2024(b)	349,000	370,957
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/2024(b)	1,088,000	1,131,509
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(b)	422,000	410,570
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	1,049,000	1,088,327
Wyndham Destinations, Inc., 5.40%, 04/01/2024	242,000	256,620
		10,682,308
Household Durables-1.43%
Prestige Brands, Inc., 6.38%, 03/01/2024(b)	766,000	799,505
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	470,000	506,620
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	421,000	454,855
		1,760,980
Household Products-0.74%
Reynolds Group Issuer, Inc./LLC, 7.00%, 07/15/2024(b)	667,000	691,596
Spectrum Brands, Inc., 6.13%, 12/15/2024	212,000	219,508
		911,104
Independent Power and Renewable Electricity Producers-2.20%
Calpine Corp.
5.88%, 01/15/2024(b)	362,000	370,295
5.50%, 02/01/2024	598,000	609,984
Clearway Energy Operating LLC, 5.38%, 08/15/2024	536,000	550,740

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-(continued)
NRG Energy, Inc., 5.25%, 06/15/2029(b)(c)	$819,000	$879,707
Pattern Energy Group, Inc., 5.88%, 02/01/2024(b)	281,000	290,249
		2,700,975
Industrial Conglomerates-0.75%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.75%, 02/01/2024	421,000	439,067
4.75%, 09/15/2024(b)	470,000	479,988
		919,055
Interactive Media & Services-0.46%
Match Group, Inc.
6.38%, 06/01/2024	240,000	253,000
5.63%, 02/15/2029(b)	295,000	312,360
		565,360
IT Services-1.11%
GTT Communications, Inc., 7.88%, 12/31/2024(b)	429,000	262,762
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)(c)	1,130,000	1,096,100
		1,358,862
Life Sciences Tools & Services-1.28%
Avantor, Inc., 6.00%, 10/01/2024(b)	1,460,000	1,567,660
Machinery-2.28%
Allison Transmission, Inc., 5.00%, 10/01/2024(b)	1,148,000	1,178,123
Amsted Industries, Inc., 5.38%, 09/15/2024(b)	249,000	256,262
Cloud Crane LLC, 10.13%, 08/01/2024(b)	497,000	514,390
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	185,000	171,511
Meritor, Inc., 6.25%, 02/15/2024	351,000	362,553
SPX FLOW, Inc., 5.63%, 08/15/2024(b)	303,000	316,761
		2,799,600
Marine-0.42%
Stena AB (Sweden), 7.00%, 02/01/2024(b)	500,000	512,707
Media-10.97%
AMC Networks, Inc., 5.00%, 04/01/2024	1,061,000	1,067,631
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 01/15/2024	129,000	132,117
5.88%, 04/01/2024(b)	1,660,000	1,734,683
CSC Holdings, LLC
5.25%, 06/01/2024	628,000	676,664
6.50%, 02/01/2029(b)	1,700,000	1,899,385
DISH DBS Corp., 5.88%, 11/15/2024	1,902,000	1,904,377
Entercom Media Corp., 7.25%, 11/01/2024(b)(c)	349,000	369,212
Gray Television, Inc., 5.13%, 10/15/2024(b)	623,000	647,914
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/2024(b)	307,000	255,705
MDC Partners, Inc., 6.50%, 05/01/2024(b)	886,000	808,475
Nexstar Broadcasting, Inc., 5.63%, 08/01/2024(b)	722,000	754,483
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/2024	349,000	358,940
Sinclair Television Group, Inc., 5.63%, 08/01/2024(b)	422,000	435,711
Sirius XM Radio, Inc., 4.63%, 07/15/2024(b)	1,374,000	1,442,700
	Principal Amount	Value
Media-(continued)
TEGNA, Inc., 5.50%, 09/15/2024(b)	$377,000	$388,781
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)	535,000	585,820
		13,462,598
Metals & Mining-3.72%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	530,000	559,145
Cleveland-Cliffs, Inc., 4.88%, 01/15/2024(b)	527,000	543,687
Coeur Mining, Inc., 5.88%, 06/01/2024(c)	305,000	304,364
Compass Minerals International, Inc., 4.88%, 07/15/2024(b)	194,000	191,656
Constellium SE, 5.75%, 05/15/2024(b)	300,000	309,530
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	920,000	969,183
Kaiser Aluminum Corp., 5.88%, 05/15/2024	399,000	415,159
Novelis Corp., 6.25%, 08/15/2024(b)	925,000	974,978
Warrior Met Coal, Inc., 8.00%, 11/01/2024(b)	296,000	299,512
		4,567,214
Oil, Gas & Consumable Fuels-6.58%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	736,000	631,120
Baytex Energy Corp. (Canada), 5.63%, 06/01/2024(b)	307,000	274,727
Callon Petroleum Co., 6.13%, 10/01/2024	581,000	553,402
Energy Transfer Operating, L.P., 5.88%, 01/15/2024	895,000	986,521
Extraction Oil & Gas, Inc., 7.38%, 05/15/2024(b)	242,000	110,210
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	307,000	277,962
Gulfport Energy Corp., 6.00%, 10/15/2024	598,000	410,946
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.00%, 12/01/2024(b)	406,000	362,682
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 08/01/2024(b)	406,000	425,322
MEG Energy Corp. (Canada), 7.00%, 03/31/2024(b)	1,047,000	1,029,332
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 06/01/2024(b)	535,000	556,622
PDC Energy, Inc., 6.13%, 09/15/2024	453,000	452,055
SM Energy Co., 5.00%, 01/15/2024	393,000	362,706
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029(b)	819,000	886,422
WPX Energy, Inc., 5.25%, 09/15/2024	739,000	757,076
		8,077,105
Paper & Forest Products-0.86%
Boise Cascade Co., 5.63%, 09/01/2024(b)	470,000	490,170
Louisiana-Pacific Corp., 4.88%, 09/15/2024	304,000	314,766
Mercer International, Inc. (Germany), 6.50%, 02/01/2024	242,000	251,781
		1,056,717
Pharmaceuticals-1.74%
Bausch Health Cos., Inc., 7.00%, 03/15/2024(b)	1,857,000	1,947,510
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/2024(b)(c)	200,000	185,083
		2,132,593
Real Estate Management & Development-1.00%
Kennedy-Wilson, Inc., 5.88%, 04/01/2024	1,187,000	1,222,064

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Road & Rail-0.26%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 6.38%, 04/01/2024(b)	$303,000	$316,382
Software-2.14%
CDK Global, Inc., 5.00%, 10/15/2024	540,000	585,219
EIG Investors Corp., 10.88%, 02/01/2024	303,000	298,581
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.a.r.l./Greeneden US Holdings II LLC, 10.00%, 11/30/2024(b)	769,000	829,551
RP Crown Parent LLC, 7.38%, 10/15/2024(b)	351,000	364,308
Veritas US, Inc./Veritas Bermuda Ltd., 10.50%, 02/01/2024(b)(c)	601,000	554,672
		2,632,331
Specialty Retail-0.96%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	242,000	221,430
Asbury Automotive Group, Inc., 6.00%, 12/15/2024	685,000	708,112
Penske Automotive Group, Inc., 5.38%, 12/01/2024	247,000	254,512
		1,184,054
Technology Hardware, Storage & Peripherals-1.83%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	1,282,000	1,357,317
Diebold Nixdorf, Inc., 8.50%, 04/15/2024	457,000	392,835
NCR Corp., 6.13%, 09/01/2029(b)	470,000	496,942
		2,247,094
Textiles, Apparel & Luxury Goods-1.18%
FXI Holdings, Inc., 7.88%, 11/01/2024(b)	584,000	528,514
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	872,000	919,951
		1,448,465
Thrifts & Mortgage Finance-0.49%
Radian Group, Inc., 4.50%, 10/01/2024	569,000	600,531
Trading Companies & Distributors-0.65%
BMC East, LLC, 5.50%, 10/01/2024(b)	470,000	489,583
WESCO Distribution, Inc., 5.38%, 06/15/2024	303,000	314,488
		804,071
	Principal Amount	Value
Wireless Telecommunication Services-2.26%
Sprint Corp., 7.13%, 06/15/2024	$2,571,000	$2,776,680
Total U.S. Dollar Denominated Bonds & Notes (Cost $117,530,817)		118,439,629
	Shares
Money Market Funds-1.94%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $2,375,910)	2,375,910	2,375,910
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.41% (Cost $119,906,727)		120,815,539
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.88%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	5,377,412	5,377,412
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	1,845,594	1,846,332
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,223,721)		7,223,744
TOTAL INVESTMENTS IN SECURITIES-104.29% (Cost $127,130,448)		128,039,283
OTHER ASSETS LESS LIABILITIES-(4.29)%		(5,266,510)
NET ASSETS-100.00%		$122,772,773

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $70,461,084, which represented 57.39% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.52%
Aerospace & Defense-1.83%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)	$781,000	$792,715
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025(b)	128,000	136,053
TransDigm, Inc., 6.50%, 05/15/2025	470,000	489,388
Triumph Group, Inc., 7.75%, 08/15/2025	306,000	319,132
		1,737,288
Auto Components-0.59%
American Axle & Manufacturing, Inc., 6.25%, 04/01/2025(c)	357,000	363,694
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	184,000	193,276
		556,970
Automobiles-0.99%
Tesla, Inc., 5.30%, 08/15/2025(b)(c)	975,000	937,209
Banks-0.42%
CIT Group, Inc., 5.25%, 03/07/2025	363,000	400,204
Beverages-0.46%
Cott Holdings, Inc. (Canada), 5.50%, 04/01/2025(b)	421,000	442,046
Building Products-0.26%
JELD-WEN, Inc., 4.63%, 12/15/2025(b)	242,000	244,823
Capital Markets-0.83%
MSCI, Inc., 5.75%, 08/15/2025(b)	423,000	445,203
NFP Corp., 6.88%, 07/15/2025(b)	347,000	339,189
		784,392
Chemicals-3.50%
Atotech Alpha 3 B.V./Alpha US Bidco, Inc. (United Kingdom), 6.25%, 02/01/2025(b)	200,000	204,000
Chemours Co. (The), 7.00%, 05/15/2025(c)	414,000	383,985
Consolidated Energy Finance S.A. (Switzerland), 6.88%, 06/15/2025(b)	206,000	195,183
Element Solutions, Inc., 5.88%, 12/01/2025(b)	484,000	504,565
Koppers, Inc., 6.00%, 02/15/2025(b)	272,000	276,077
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/2025(b)	188,000	192,288
PQ Corp., 5.75%, 12/15/2025(b)	128,000	134,453
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(b)	362,000	351,136
SPCM S.A. (France), 4.88%, 09/15/2025(b)	200,000	206,998
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	242,000	242,915
Tronox Finance PLC, 5.75%, 10/01/2025(b)	192,000	190,160
Valvoline, Inc., 4.38%, 08/15/2025	306,000	313,777
Venator Finance S.a.r.l./Venator Materials LLC, 5.75%, 07/15/2025(b)	142,000	128,865
		3,324,402
Commercial Services & Supplies-2.22%
Aptim Corp., 7.75%, 06/15/2025(b)(c)	75,000	43,156
Core & Main L.P., 6.13%, 08/15/2025(b)	242,000	248,048
Covanta Holding Corp., 5.88%, 07/01/2025	207,000	216,918
KAR Auction Services, Inc., 5.13%, 06/01/2025(b)	535,000	545,026
Matthews International Corp., 5.25%, 12/01/2025(b)	128,000	122,293
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Ritchie Bros Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	$421,000	$439,377
West Corp., 8.50%, 10/15/2025(b)(c)	612,000	491,130
		2,105,948
Communications Equipment-1.19%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	783,000	757,552
ViaSat, Inc., 5.63%, 09/15/2025(b)	363,000	369,349
		1,126,901
Construction & Engineering-0.55%
Shea Homes L.P./Shea Homes Funding Corp., 6.13%, 04/01/2025(b)	170,000	176,446
Tutor Perini Corp., 6.88%, 05/01/2025(b)	258,000	252,517
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/2025	96,000	98,440
		527,403
Construction Materials-0.14%
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/2025(b)	128,000	131,253
Consumer Finance-2.04%
Ally Financial, Inc., 5.75%, 11/20/2025	478,000	527,592
Curo Group Holdings Corp., 8.25%, 09/01/2025(b)	363,000	322,159
Navient Corp., 6.75%, 06/25/2025	300,000	324,750
Springleaf Finance Corp., 6.88%, 03/15/2025	669,000	765,684
		1,940,185
Containers & Packaging-4.13%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), 6.00%, 02/15/2025(b)	851,000	895,678
Ball Corp., 5.25%, 07/01/2025	542,000	606,975
Flex Acquisition Co., Inc., 6.88%, 01/15/2025(b)	322,000	307,507
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)	833,000	791,342
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025(b)	155,000	157,389
6.38%, 08/15/2025(b)(c)	128,000	135,680
Pactiv LLC, 7.95%, 12/15/2025	142,000	156,791
Plastipak Holdings, Inc., 6.25%, 10/15/2025(b)	192,000	162,240
Sealed Air Corp., 5.50%, 09/15/2025(b)	363,000	397,636
Silgan Holdings, Inc., 4.75%, 03/15/2025	155,000	158,939
Smurfit Kappa Treasury Funding DAC (Ireland), 7.50%, 11/20/2025	128,000	157,760
		3,927,937
Diversified Consumer Services-0.67%
Laureate Education, Inc., 8.25%, 05/01/2025(b)	478,000	517,430
WW International, Inc., 8.63%, 12/01/2025(b)	115,000	120,223
		637,653
Diversified Financial Services-2.66%
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	427,000	424,861
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	478,000	506,298
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/2025(b)	72,593	78,975
Quicken Loans, Inc., 5.75%, 05/01/2025(b)	888,000	924,510
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	350,000	361,371

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-(continued)
Trident TPI Holdings, Inc., 6.63%, 11/01/2025(b)	$128,000	$114,933
Werner FinCo L.P./Werner FinCo Inc., 8.75%, 07/15/2025(b)	128,000	113,013
		2,523,961
Diversified Telecommunication Services-2.48%
Altice Finco S.A. (Luxembourg), 7.63%, 02/15/2025(b)	300,000	308,749
CenturyLink, Inc., 5.63%, 04/01/2025(c)	236,000	249,863
Cincinnati Bell, Inc., 8.00%, 10/15/2025(b)	246,000	225,192
GCI LLC, 6.88%, 04/15/2025	191,000	199,913
Level 3 Financing, Inc., 5.38%, 05/01/2025	468,000	485,545
Virgin Media Finance PLC (United Kingdom), 5.75%, 01/15/2025(b)	200,000	206,583
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 05/15/2025	665,000	685,775
		2,361,620
Electric Utilities-0.50%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	212,258
Talen Energy Supply LLC, 6.50%, 06/01/2025	350,000	264,980
		477,238
Electrical Equipment-0.41%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	357,000	387,341
Electronic Equipment, Instruments & Components-0.52%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	236,000	246,618
TTM Technologies, Inc., 5.63%, 10/01/2025(b)	240,000	245,499
		492,117
Energy Equipment & Services-1.17%
CSI Compressco L.P./CSI Compressco Finance Inc., 7.50%, 04/01/2025(b)	363,000	345,001
Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025(c)	246,000	197,415
Exterran Energy Solutions L.P./EES Finance Corp., 8.13%, 05/01/2025	363,000	358,613
Rowan Cos., Inc., 7.38%, 06/15/2025	144,000	67,320
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/2025	184,000	139,456
		1,107,805
Entertainment-0.95%
AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025(c)	478,000	445,735
Netflix, Inc., 5.88%, 02/15/2025	421,000	462,153
		907,888
Equity REITs-1.36%
CTR Partnership L.P./CareTrust Capital Corp., 5.25%, 06/01/2025	306,000	319,132
ESH Hospitality, Inc., 5.25%, 05/01/2025(b)	713,000	737,955
FelCor Lodging L.P., 6.00%, 06/01/2025	223,000	234,242
		1,291,329
	Principal Amount	Value
Food & Staples Retailing-0.98%
Albertsons Cos., Inc./Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.75%, 03/15/2025	$777,000	$794,805
Dole Food Co., Inc., 7.25%, 06/15/2025(b)	148,000	141,031
		935,836
Food Products-1.75%
B&G Foods, Inc., 5.25%, 04/01/2025	599,000	606,487
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)	250,000	237,498
Clearwater Seafoods, Inc. (Canada), 6.88%, 05/01/2025(b)	128,000	132,853
Post Holdings, Inc., 5.50%, 03/01/2025(b)	656,000	689,613
		1,666,451
Gas Utilities-0.68%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	421,000	451,611
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.75%, 03/01/2025	192,000	197,360
		648,971
Health Care Equipment & Supplies-0.74%
Hill-Rom Holdings, Inc., 5.00%, 02/15/2025(b)	128,000	133,813
Hologic, Inc., 4.38%, 10/15/2025(b)	548,000	565,810
		699,623
Health Care Providers & Services-6.60%
Centene Corp., 4.75%, 01/15/2025	663,000	690,428
DaVita, Inc., 5.00%, 05/01/2025	804,000	831,481
Encompass Health Corp., 5.75%, 09/15/2025	149,000	156,884
HCA, Inc.
5.38%, 02/01/2025	1,492,000	1,652,375
7.69%, 06/15/2025	128,000	153,973
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	192,000	196,400
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)(c)	184,000	177,637
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)(c)	352,000	187,586
Tenet Healthcare Corp.
5.13%, 05/01/2025	898,000	924,940
7.00%, 08/01/2025	306,000	322,445
WellCare Health Plans, Inc., 5.25%, 04/01/2025	545,000	571,563
West Street Merger Sub, Inc., 6.38%, 09/01/2025(b)	427,000	406,713
		6,272,425
Health Care Technology-0.58%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	535,000	553,720
Hotels, Restaurants & Leisure-9.21%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	1,587,000	1,649,734
Aramark Services, Inc., 5.00%, 04/01/2025(b)	508,000	531,490
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025(b)	975,000	1,010,061
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(b)	192,000	161,360
Eldorado Resorts, Inc., 6.00%, 04/01/2025	591,000	623,499
Golden Nugget, Inc., 8.75%, 10/01/2025(b)	306,000	325,122
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/2025	659,000	679,043

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
International Game Technology PLC, 6.50%, 02/15/2025(b)	$600,000	$671,994
MGM Resorts International, 5.75%, 06/15/2025	484,000	541,470
Scientific Games International, Inc., 5.00%, 10/15/2025(b)	790,000	827,154
Station Casinos LLC, 5.00%, 10/01/2025(b)	242,000	246,235
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	184,000	183,156
Wyndham Destinations, Inc., 6.35%, 10/01/2025	128,000	142,133
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	1,082,000	1,156,377
		8,748,828
Household Durables-2.20%
American Greetings Corp., 8.75%, 04/15/2025(b)	128,000	112,373
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/2025(b)	128,000	130,133
Beazer Homes USA, Inc., 6.75%, 03/15/2025	128,000	132,853
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), 6.38%, 05/15/2025(b)	128,000	133,493
Century Communities, Inc., 5.88%, 07/15/2025	363,000	375,025
M/I Homes, Inc., 5.63%, 08/01/2025	96,000	99,880
Mattamy Group Corp. (Canada), 6.50%, 10/01/2025(b)	363,000	388,406
Meritage Homes Corp., 6.00%, 06/01/2025	363,000	407,546
William Lyon Homes, Inc., 5.88%, 01/31/2025	306,000	315,307
		2,095,016
Household Products-0.95%
Energizer Holdings, Inc., 5.50%, 06/15/2025(b)	318,000	330,319
Spectrum Brands, Inc., 5.75%, 07/15/2025	545,000	572,070
		902,389
Independent Power and Renewable Electricity Producers-1.10%
AES Corp. (The), 5.50%, 04/15/2025	241,000	250,324
Calpine Corp., 5.75%, 01/15/2025	777,000	790,598
		1,040,922
Industrial Conglomerates-1.03%
Brand Industrial Services, Inc., 8.50%, 07/15/2025(b)	534,000	521,979
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	427,000	452,616
		974,595
Insurance-1.69%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)	484,000	435,218
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	300,000	299,997
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025(b)	306,000	325,122
USI, Inc., 6.88%, 05/01/2025(b)	542,000	546,059
		1,606,396
IT Services-1.03%
Booz Allen Hamilton, Inc., 5.13%, 05/01/2025(b)	192,000	199,040
	Principal Amount	Value
IT Services-(continued)
Cardtronics Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	$128,000	$132,785
Gartner, Inc., 5.13%, 04/01/2025(b)	612,000	643,175
		975,000
Leisure Products-0.87%
Mattel, Inc., 6.75%, 12/31/2025(b)	790,000	829,500
Life Sciences Tools & Services-1.29%
Avantor, Inc., 9.00%, 10/01/2025(b)	1,096,000	1,222,040
Machinery-1.91%
Navistar International Corp., 6.63%, 11/01/2025(b)	573,000	591,623
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/2025(b)	306,000	315,177
Tennant Co., 5.63%, 05/01/2025	128,000	133,813
Terex Corp., 5.63%, 02/01/2025(b)	478,000	485,390
TriMas Corp., 4.88%, 10/15/2025(b)	155,000	158,778
Wabash National Corp., 5.50%, 10/01/2025(b)	128,000	127,093
		1,811,874
Media-5.31%
Altice Luxembourg S.A. (Luxembourg), 7.63%, 02/15/2025(b)	960,000	1,002,000
AMC Networks, Inc., 4.75%, 08/01/2025	427,000	424,865
Block Communications, Inc., 6.88%, 02/15/2025(b)	281,000	293,291
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 05/01/2025(b)	418,000	433,671
CSC Holdings, LLC, 6.63%, 10/15/2025(b)	509,000	542,793
E.W. Scripps Co. (The), 5.13%, 05/15/2025(b)	192,000	195,200
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, 03/15/2025	192,000	198,473
Radiate Holdco LLC/Radiate Finance Inc., 6.63%, 02/15/2025(b)	192,000	194,480
Sirius XM Radio, Inc., 5.38%, 04/15/2025(b)	666,000	690,968
Univision Communications, Inc., 5.13%, 02/15/2025(b)	898,000	867,692
Ziggo Bond Co. B.V. (Netherlands), 5.88%, 01/15/2025(b)	200,000	206,583
		5,050,016
Metals & Mining-3.05%
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/2025(b)	592,000	612,063
Cleveland-Cliffs, Inc., 5.75%, 03/01/2025(c)	592,000	592,740
Constellium SE, 6.63%, 03/01/2025(b)	370,000	385,728
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	338,000	339,686
IAMGOLD Corp. (Canada), 7.00%, 04/15/2025(b)	260,000	265,147
New Gold, Inc. (Canada), 6.38%, 05/15/2025(b)	244,000	221,329
TMS International Holding Corp., 7.25%, 08/15/2025(b)(c)	96,000	81,880
United States Steel Corp., 6.88%, 08/15/2025(c)	427,000	401,380
		2,899,953

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Mortgage REITs-0.54%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	$192,000	$195,440
Starwood Property Trust, Inc., 4.75%, 03/15/2025	306,000	319,132
		514,572
Oil, Gas & Consumable Fuels-11.33%
Aker BP A.S.A. (Norway), 5.88%, 03/31/2025(b)	200,000	211,500
Antero Resources Corp., 5.00%, 03/01/2025(c)	748,000	486,200
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/2025	548,000	428,805
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)(c)	315,000	317,759
Carrizo Oil & Gas, Inc., 8.25%, 07/15/2025	127,000	124,830
Cheniere Energy Partners, L.P., 5.25%, 10/01/2025	975,000	1,006,678
CONSOL Energy, Inc., 11.00%, 11/15/2025(b)	192,000	163,760
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/2025(b)	249,000	193,701
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025(c)	300,000	302,337
CrownRock L.P./CrownRock Finance Inc., 5.63%, 10/15/2025(b)	790,000	782,586
DCP Midstream Operating L.P., 5.38%, 07/15/2025	484,000	516,656
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	128,000	128,373
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025(c)	244,000	221,423
Gulfport Energy Corp., 6.38%, 05/15/2025	352,000	229,826
HighPoint Operating Corp., 8.75%, 06/15/2025	109,000	95,375
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 10/01/2025(b)	306,000	266,705
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	542,000	564,726
Murphy Oil Corp., 5.75%, 08/15/2025	419,000	429,986
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	200,000	199,758
NGL Energy Partners L.P./NGL Energy Finance Corp., 6.13%, 03/01/2025	212,000	182,938
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	128,000	130,613
Parsley Energy, LLC/Parsley Finance Corp.
5.38%, 01/15/2025(b)	357,000	365,914
5.25%, 08/15/2025(b)	242,000	246,413
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025	349,000	369,937
Peabody Energy Corp., 6.38%, 03/31/2025(b)	161,000	142,083
Range Resources Corp., 4.88%, 05/15/2025(c)	478,000	390,765
SemGroup Corp., 6.38%, 03/15/2025	155,000	162,039
Seven Generations Energy Ltd. (Canada), 5.38%, 09/30/2025(b)	419,000	409,568
SM Energy Co., 5.63%, 06/01/2025	184,000	167,976
Southwestern Energy Co., 6.20%, 01/23/2025	584,000	509,546
SRC Energy, Inc., 6.25%, 12/01/2025	306,000	299,877
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	384,000	348,476
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.13%, 02/01/2025	$242,000	$249,233
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	128,000	120,680
		10,767,042
Paper & Forest Products-0.47%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	192,000	188,160
Mercer International, Inc. (Germany), 7.38%, 01/15/2025	242,000	257,782
		445,942
Personal Products-0.27%
First Quality Finance Co., Inc., 5.00%, 07/01/2025(b)	242,000	252,537
Pharmaceuticals-3.36%
Bausch Health Cos., Inc.
6.13%, 04/15/2025(b)	1,836,000	1,913,975
5.50%, 11/01/2025(b)	1,101,000	1,153,298
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 02/01/2025(b)	201,000	125,687
		3,192,960
Real Estate Management & Development-1.97%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	484,000	475,123
Greystar Real Estate Partners, LLC, 5.75%, 12/01/2025(b)	484,000	504,164
Howard Hughes Corp. (The), 5.38%, 03/15/2025(b)	579,000	608,917
WeWork Cos., Inc., 7.88%, 05/01/2025(b)(c)	400,000	286,996
		1,875,200
Road & Rail-0.20%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 03/15/2025(b)	184,000	189,366
Software-1.06%
Ascend Learning LLC, 6.88%, 08/01/2025(b)	192,000	202,640
j2 Cloud Services LLC/j2 Cloud Co-Obligor, Inc., 6.00%, 07/15/2025(b)	357,000	378,416
Nielsen Co. (Luxembourg) S.a.r.l. (The), 5.00%, 02/01/2025(b)(c)	427,000	429,665
		1,010,721
Specialty Retail-1.33%
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	128,000	132,533
PetSmart, Inc., 5.88%, 06/01/2025(b)	834,000	819,405
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	300,000	311,625
		1,263,563
Technology Hardware, Storage & Peripherals-0.23%
Everi Payments, Inc., 7.50%, 12/15/2025(b)	207,000	218,988
Textiles, Apparel & Luxury Goods-0.26%
Levi Strauss & Co., 5.00%, 05/01/2025	238,000	245,834
Thrifts & Mortgage Finance-0.18%
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	175,000	172,833
Tobacco-0.64%
Vector Group Ltd., 6.13%, 02/01/2025(b)	636,000	609,759

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Trading Companies & Distributors-2.33%
Beacon Roofing Supply, Inc., 4.88%, 11/01/2025(b)	$669,000	$651,439
H&E Equipment Services, Inc., 5.63%, 09/01/2025	612,000	645,149
United Rentals North America, Inc.
5.50%, 07/15/2025	459,000	479,076
4.63%, 10/15/2025	427,000	439,806
		2,215,470
Wireless Telecommunication Services-2.51%
Intelsat Jackson Holdings S.A. (Luxembourg), 9.75%, 07/15/2025(b)	1,066,000	898,105
Qualitytech L.P./QTS Finance Corp., 4.75%, 11/15/2025(b)	363,000	377,671
Sprint Corp., 7.63%, 02/15/2025	816,000	895,805
T-Mobile USA, Inc., 5.13%, 04/15/2025	209,000	216,574
		2,388,155
Total U.S. Dollar Denominated Bonds & Notes (Cost $91,261,765)		92,670,410
	Shares
Money Market Funds-1.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(d) (Cost $1,041,304)	1,041,304	1,041,304
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.62% (Cost $92,303,069)		93,711,714
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.96%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(d)(e)	4,229,237	$4,229,237
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(d)(e)	1,433,332	1,433,905
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,663,073)		5,663,142
TOTAL INVESTMENTS IN SECURITIES-104.58% (Cost $97,966,142)		99,374,856
OTHER ASSETS LESS LIABILITIES-(4.58)%		(4,352,035)
NET ASSETS-100.00%		$95,022,821

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $58,428,051, which represented 61.49% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-93.72%
Aerospace & Defense-1.96%
BBA U.S. Holdings, Inc., 5.38%, 05/01/2026(b)	$155,000	$163,339
BWX Technologies, Inc., 5.38%, 07/15/2026(b)	318,000	336,396
TransDigm, Inc., 6.38%, 06/15/2026	528,000	556,133
		1,055,868
Auto Components-1.78%
American Axle & Manufacturing, Inc., 6.25%, 03/15/2026	109,000	109,174
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(b)	151,000	159,932
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	575,000	592,764
Tenneco, Inc., 5.00%, 07/15/2026	116,000	99,792
		961,662
Automobiles-0.39%
Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026(b)	111,000	96,331
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	108,000	112,952
		209,283
Building Products-1.68%
American Woodmark Corp., 4.88%, 03/15/2026(b)	108,000	110,122
Cornerstone Building Brands, Inc., 8.00%, 04/15/2026(b)(c)	339,000	344,941
Masonite International Corp., 5.75%, 09/15/2026(b)	108,000	114,788
PGT Escrow Issuer, Inc., 6.75%, 08/01/2026(b)	318,000	338,383
		908,234
Capital Markets-0.33%
MSCI, Inc., 4.75%, 08/01/2026(b)	170,000	178,895
Chemicals-1.37%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	200,000	186,569
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	108,000	111,548
Ingevity Corp., 4.50%, 02/01/2026(b)	108,000	109,118
Scotts Miracle-GRO Co. (The), 5.25%, 12/15/2026	108,000	115,003
Tronox, Inc., 6.50%, 04/15/2026(b)(c)	213,000	215,135
		737,373
Commercial Services & Supplies-1.64%
Cimpress PLC (Ireland), 7.00%, 06/15/2026(b)	150,000	159,802
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	213,000	221,062
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	213,000	217,334
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	276,000	285,611
		883,809
Communications Equipment-0.86%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026	423,000	465,447
Construction & Engineering-0.42%
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/2026(b)	213,000	223,724
	Principal Amount	Value
Consumer Finance-2.23%
Navient Corp., 6.75%, 06/15/2026	$213,000	$228,465
Springleaf Finance Corp., 7.13%, 03/15/2026	843,000	973,138
		1,201,603
Containers & Packaging-3.21%
Ball Corp., 4.88%, 03/15/2026	318,000	348,558
Berry Global, Inc., 4.50%, 02/15/2026(b)	213,000	217,110
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	213,000	253,544
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	276,000	264,221
LABL Escrow Issuer LLC, 6.75%, 07/15/2026(b)	633,000	650,011
		1,733,444
Distributors-0.54%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/2026(b)	276,000	293,602
Diversified Consumer Services-0.85%
Carriage Services, Inc., 6.63%, 06/01/2026(b)	108,000	113,437
frontdoor, inc., 6.75%, 08/15/2026(b)	108,000	118,287
Graham Holdings Co., 5.75%, 06/01/2026(b)	213,000	226,919
		458,643
Diversified Financial Services-1.58%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	633,000	670,584
Compass Group Diversified Holdings LLC, 8.00%, 05/01/2026(b)	171,000	183,338
		853,922
Diversified Telecommunication Services-4.43%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	900,000	963,022
Frontier Communications Corp., 8.50%, 04/01/2026(b)	992,000	982,105
Level 3 Financing, Inc., 5.25%, 03/15/2026	423,000	441,431
		2,386,558
Electric Utilities-1.25%
Talen Energy Supply, LLC, 10.50%, 01/15/2026(b)	528,000	449,150
Terraform Global Operating, LLC, 6.13%, 03/01/2026(b)	213,000	222,126
		671,276
Electronic Equipment, Instruments & Components-0.61%
Itron, Inc., 5.00%, 01/15/2026(b)	318,000	329,814
Energy Equipment & Services-0.55%
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)	213,000	186,833
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	109,000	112,202
		299,035
Entertainment-2.72%
AMC Entertainment Holdings, Inc., 5.88%, 11/15/2026	528,000	476,426
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	108,000	115,328
Netflix, Inc., 4.38%, 11/15/2026	528,000	535,933
WMG Acquisition Corp., Series 19-A, 5.50%, 04/15/2026(b)	318,000	336,396
		1,464,083

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Equity REITs-1.18%
CBL & Associates L.P., 5.95%, 12/15/2026	$214,000	$142,272
GEO Group, Inc. (The), 6.00%, 04/15/2026	116,000	92,223
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	108,000	112,627
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 4.50%, 09/01/2026	276,000	291,131
		638,253
Food & Staples Retailing-0.36%
Sigma Holdco B.V. (Netherlands), 7.88%, 05/15/2026(b)	200,000	195,590
Food Products-2.94%
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 06/01/2026(b)	213,000	162,034
Lamb Weston Holdings, Inc., 4.88%, 11/01/2026(b)	402,000	426,048
Post Holdings, Inc., 5.00%, 08/15/2026(b)	945,000	994,426
		1,582,508
Gas Utilities-0.86%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	318,000	349,743
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	108,000	116,424
		466,167
Health Care Equipment & Supplies-0.21%
Teleflex, Inc., 4.88%, 06/01/2026	108,000	113,168
Health Care Providers & Services-8.34%
AHP Health Partners, Inc., 9.75%, 07/15/2026(b)	213,000	229,582
Centene Corp., 5.38%, 06/01/2026(b)	945,000	1,005,267
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	318,000	317,889
HCA, Inc.
5.88%, 02/15/2026	843,000	953,665
5.38%, 09/01/2026	318,000	352,988
NVA Holdings, Inc., 6.88%, 04/01/2026(b)	155,000	167,760
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	1,050,000	1,092,000
WellCare Health Plans, Inc., 5.38%, 08/15/2026(b)	356,000	379,967
		4,499,118
Hotels, Restaurants & Leisure-5.17%
Aramark Services, Inc., 4.75%, 06/01/2026	155,000	160,785
Boyd Gaming Corp., 6.00%, 08/15/2026	360,000	384,425
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/2026	785,000	828,448
IRB Holding Corp., 6.75%, 02/15/2026(b)	213,000	222,925
Merlin Entertainments PLC (United Kingdom), 5.75%, 06/15/2026(b)	200,000	216,069
MGM Resorts International, 4.63%, 09/01/2026	276,000	291,072
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC (Canada), 7.00%, 07/15/2026(b)	633,000	685,110
		2,788,834
Household Durables-2.30%
LGI Homes, Inc., 6.88%, 07/15/2026(b)	108,000	111,818
PulteGroup, Inc., 5.50%, 03/01/2026	318,000	353,321
SRS Distribution, Inc., 8.25%, 07/01/2026(b)	213,000	217,866
	Principal Amount	Value
Household Durables-(continued)
Tempur Sealy International, Inc., 5.50%, 06/15/2026	$318,000	$334,639
TopBuild Corp., 5.63%, 05/01/2026(b)	213,000	222,659
		1,240,303
Household Products-0.21%
Energizer Holdings, Inc., 6.38%, 07/15/2026(b)	108,000	115,541
Independent Power and Renewable Electricity Producers-1.56%
Calpine Corp., 5.25%, 06/01/2026(b)	633,000	663,037
Clearway Energy Operating LLC, 5.00%, 09/15/2026	171,000	177,472
		840,509
Insurance-1.51%
AmWINS Group, Inc., 7.75%, 07/01/2026(b)	108,000	117,083
HUB International Ltd., 7.00%, 05/01/2026(b)	680,000	698,717
		815,800
Interactive Media & Services-0.49%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	249,000	265,340
Leisure Products-0.24%
Party City Holdings, Inc., 6.63%, 08/01/2026(b)(c)	213,000	128,295
Life Sciences Tools & Services-1.23%
Charles River Laboratories International, Inc., 5.50%, 04/01/2026(b)	423,000	451,477
IQVIA, Inc., 5.00%, 10/15/2026(b)	200,000	210,465
		661,942
Machinery-1.48%
Mueller Water Products, Inc., 5.50%, 06/15/2026(b)	213,000	224,256
SPX FLOW, Inc., 5.88%, 08/15/2026(b)	108,000	113,843
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)	486,000	460,399
		798,498
Media-9.70%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	500,000	533,113
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 02/15/2026(b)	1,307,000	1,383,502
5.50%, 05/01/2026(b)	680,000	718,979
DISH DBS Corp., 7.75%, 07/01/2026	1,097,000	1,138,809
Gray Television, Inc., 5.88%, 07/15/2026(b)	318,000	337,931
McClatchy Co. (The), 9.00%, 07/15/2026	150,000	134,981
National CineMedia, LLC, 5.75%, 08/15/2026	109,000	104,678
Sinclair Television Group, Inc., 5.88%, 03/15/2026(b)	423,000	441,888
Sirius XM Radio, Inc., 5.38%, 07/15/2026(b)	213,000	225,519
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	200,000	210,711
		5,230,111
Metals & Mining-3.36%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	213,000	214,027
Constellium SE, 5.88%, 02/15/2026(b)	250,000	261,100
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	213,000	217,867

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Novelis Corp., 5.88%, 09/30/2026(b)	$890,000	$934,342
United States Steel Corp., 6.25%, 03/15/2026	213,000	183,718
		1,811,054
Oil, Gas & Consumable Fuels-12.57%
Berry Petroleum Co., LLC, 7.00%, 02/15/2026(b)	213,000	184,703
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	109,000	94,595
Callon Petroleum Co., 6.38%, 07/01/2026	213,000	199,229
Centennial Resource Production, LLC, 5.38%, 01/15/2026(b)(c)	213,000	200,294
Cheniere Energy Partners, L.P., 5.63%, 10/01/2026	633,000	667,406
CNX Midstream Partners L.P./CNX Midstream Finance Corp., 6.50%, 03/15/2026(b)	213,000	194,969
Endeavor Energy Resources L.P./EER Finance Inc., 5.50%, 01/30/2026(b)	213,000	218,287
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 05/15/2026(b)(d)	225,000	151,391
Extraction Oil & Gas, Inc., 5.63%, 02/01/2026(b)	216,000	99,975
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	213,000	186,301
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/2026(b)	250,000	260,581
Indigo Natural Resources LLC, 6.88%, 02/15/2026(b)	276,000	251,167
Jagged Peak Energy LLC, 5.88%, 05/01/2026	255,000	258,220
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	213,000	212,275
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	318,000	212,376
Oasis Petroleum, Inc., 6.25%, 05/01/2026(b)(c)	215,000	154,805
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(b)	234,000	250,806
PDC Energy, Inc., 5.75%, 05/15/2026	276,000	261,249
QEP Resources, Inc., 5.63%, 03/01/2026(c)	260,000	236,594
SemGroup Corp., 7.25%, 03/15/2026	108,000	118,803
SM Energy Co., 6.75%, 09/15/2026(c)	260,000	237,340
Southwestern Energy Co., 7.50%, 04/01/2026	486,000	427,085
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.88%, 04/15/2026	633,000	667,229
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	318,000	306,186
Whiting Petroleum Corp., 6.63%, 01/15/2026	470,000	269,087
WPX Energy, Inc., 5.75%, 06/01/2026	444,000	456,677
		6,777,630
Paper & Forest Products-0.20%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026	109,000	109,275
Personal Products-0.61%
Coty, Inc., 6.50%, 04/15/2026(b)	318,000	329,138
Pharmaceuticals-0.82%
Catalent Pharma Solutions, Inc., 4.88%, 01/15/2026(b)	213,000	220,263
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	213,000	222,851
		443,114
	Principal Amount	Value
Real Estate Management & Development-0.59%
Hunt Cos., Inc., 6.25%, 02/15/2026(b)	$318,000	$315,559
Semiconductors & Semiconductor Equipment-0.30%
Entegris, Inc., 4.63%, 02/10/2026(b)	155,000	160,548
Software-3.33%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	108,000	115,463
Banff Merger Sub, Inc., 9.75%, 09/01/2026(b)	738,000	693,554
Fair Isaac Corp., 5.25%, 05/15/2026(b)	213,000	232,776
Nuance Communications, Inc., 5.63%, 12/15/2026	171,000	182,085
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	528,000	568,933
		1,792,811
Specialty Retail-0.50%
Penske Automotive Group, Inc., 5.50%, 05/15/2026	255,000	268,342
Textiles, Apparel & Luxury Goods-0.84%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)	318,000	339,024
Wolverine World Wide, Inc., 5.00%, 09/01/2026(b)	109,000	111,725
		450,749
Thrifts & Mortgage Finance-0.87%
Nationstar Mortgage Holdings, Inc., 9.13%, 07/15/2026(b)	423,000	467,944
Trading Companies & Distributors-0.31%
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)	167,000	168,879
Wireless Telecommunication Services-3.24%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	650,000	667,875
Sprint Corp., 7.63%, 03/01/2026	785,000	858,574
T-Mobile USA, Inc., 4.50%, 02/01/2026	213,000	219,086
		1,745,535
Total U.S. Dollar Denominated Bonds & Notes (Cost $50,191,903)		50,536,830
	Shares
Money Market Funds-4.70%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(e) (Cost $2,533,134)	2,533,134	2,533,134
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.42% (Cost $52,725,037)		53,069,964
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.92%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(e)(f)	736,114	736,114

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(e)(f)	298,684	$298,803
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,034,917)		1,034,917
TOTAL INVESTMENTS IN SECURITIES-100.34% (Cost $53,759,954)		54,104,881
OTHER ASSETS LESS LIABILITIES-(0.34)%		(182,824)
NET ASSETS-100.00%		$53,922,057

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $32,691,452, which represented 60.63% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2019.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of this security at November 30, 2019 represented less than 1% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-95.29%
Auto Components-4.08%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027	$253,000	$254,904
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027	253,000	258,066
		512,970
Building Products-2.02%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	253,000	254,037
Chemicals-4.13%
Hexion, Inc., 7.88%, 07/15/2027(b)	253,000	255,536
Olin Corp., 5.13%, 09/15/2027	253,000	263,075
		518,611
Commercial Services & Supplies-2.07%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	253,000	260,545
Construction & Engineering-2.15%
AECOM, 5.13%, 03/15/2027	253,000	270,165
Containers & Packaging-2.01%
LABL Escrow Issuer LLC, 10.50%, 07/15/2027(b)	253,000	252,323
Diversified Consumer Services-2.09%
Service Corp. International, 4.63%, 12/15/2027	253,000	263,075
Diversified Financial Services-2.54%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	303,000	319,611
Diversified Telecommunication Services-4.84%
Numericable-SFR S.A. (France), 8.13%, 02/01/2027(b)	200,000	222,005
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 01/15/2027(b)	378,000	386,636
		608,641
Electric Utilities-5.19%
NextEra Energy Operating Partners, L.P., 4.50%, 09/15/2027(b)	253,000	258,648
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	378,000	393,602
		652,250
Entertainment-2.07%
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	253,000	260,466
Equity REITs-3.10%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	378,000	389,273
Food Products-4.30%
Post Holdings, Inc., 5.75%, 03/01/2027(b)	503,000	540,017
Gas Utilities-2.20%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	253,000	276,358
Health Care Providers & Services-0.97%
BCPE Cycle Merger Sub II, Inc., 10.63%, 07/15/2027(b)	128,000	121,645
Hotels, Restaurants & Leisure-4.64%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	178,000	185,533
Penn National Gaming, Inc., 5.63%, 01/15/2027(b)	128,000	133,165
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	253,000	264,069
		582,767
	Principal Amount	Value
Household Durables-4.18%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	$253,000	$249,211
PulteGroup, Inc., 5.00%, 01/15/2027	253,000	276,358
		525,569
Interactive Media & Services-2.07%
Match Group, Inc., 5.00%, 12/15/2027(b)	253,000	260,045
Machinery-2.12%
Harsco Corp., 5.75%, 07/31/2027(b)	253,000	266,921
Media-15.71%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)	503,000	534,450
Nexstar Broadcasting, Inc., 5.63%, 07/15/2027(b)	378,000	399,056
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	378,000	398,799
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	253,000	269,237
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	351,000	372,454
		1,973,996
Oil, Gas & Consumable Fuels-8.38%
NuStar Logistics L.P., 5.63%, 04/28/2027	253,000	261,810
Parkland Fuel Corp. (Canada), 5.88%, 07/15/2027(b)	253,000	271,298
Parsley Energy, LLC/Parsley Finance Corp., 5.63%, 10/15/2027(b)	253,000	262,177
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.38%, 02/01/2027	253,000	258,015
		1,053,300
Pharmaceuticals-1.06%
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	128,000	133,097
Road & Rail-2.08%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 07/15/2027(b)	253,000	261,684
Software-2.11%
CDK Global, Inc., 4.88%, 06/01/2027	253,000	265,633
Specialty Retail-0.98%
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	128,000	123,203
Trading Companies & Distributors-3.15%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	378,000	396,437
Wireless Telecommunication Services-5.05%
C&W Senior Financing DAC (Ireland), 6.88%, 09/15/2027(b)	600,000	634,769
Total U.S. Dollar Denominated Bonds & Notes (Cost $11,933,556)		11,977,408
	Shares
Money Market Funds-3.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c) (Cost $384,379)	384,379	384,379
TOTAL INVESTMENTS IN SECURITIES-98.35% (Cost $12,317,935)		12,361,787
OTHER ASSETS LESS LIABILITIES-1.65%		207,390
NET ASSETS-100.00%		$12,569,177

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
DAC	-Designated Activity Co.
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $9,080,738, which represented 72.25% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments
Invesco BulletShares 2021 Municipal Bond ETF (BSML)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.48%
Arizona-1.06%
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2021	$100	$106,018
California-12.51%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities), Series 2011, Ref. RB	6.13%	07/01/2041	150	159,795
California (State of), Series 2011, GO Bonds	5.00%	09/01/2030	100	106,762
California (State of), Series 2011, GO Bonds	5.25%	09/01/2030	125	133,991
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2030	100	106,762
California (State of), Public Works Board, Series 2011 D, RB	5.00%	12/01/2031	140	150,373
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2021	100	106,073
Sacramento (City of), CA Municipal Utility District, Series 2011 X, Ref. RB	5.00%	08/15/2027	100	106,714
Sacramento (City of), CA Municipal Utility District, Series 2017 E, Ref. RB	5.00%	08/15/2021	200	213,660
San Francisco (City and County of), CA Public Utilities Commission, Series 2011 A, RB	4.50%	11/01/2038	160	168,584
				1,252,714
Colorado-1.34%
Colorado Springs (City of), CO, Series 2011 A, Ref. RB	5.00%	11/15/2021	125	134,354
Connecticut-1.29%
Connecticut (State of), Series 2014 A, GO Bonds	4.00%	03/01/2021	125	129,293
District of Columbia-2.14%
District of Columbia, Series 2011 G, RB	5.00%	12/01/2031	200	214,244
Florida-1.96%
Florida (State of), (Capital Outlay), Series 2011 E, Ref. GO Bonds	5.00%	06/01/2027	50	52,795
Florida (State of), (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2021	35	37,018
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2021	25	26,754
Palm Beach (County of), FL Solid Waste Authority, Series 2011, Ref. RB	5.00%	10/01/2031	75	79,845
				196,412
Georgia-1.07%
Valdosta & Lowndes (County of), GA Hospital Authority (South Medical Center), Series 2011 B, RB(a)(b)	5.00%	10/01/2021	100	106,923
Illinois-4.99%
Chicago (City of), IL Transit Authority, Series 2011, RB	5.25%	12/01/2025	175	187,493
Illinois (State of), Finance Authority (State Clean Water), Series 2016, RB	5.00%	01/01/2021	300	312,366
				499,859
Maryland-1.96%
Maryland (State of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2021	160	170,269
Maryland (State of), Health & Higher Educational Facilities Authority, Series 2012 B, RB(a)(b)	5.00%	11/15/2021	10	10,736
Washington (State of), Suburban Sanitary Commission, Series 2011, RB	3.00%	06/01/2021	15	15,421
				196,426
Massachusetts-6.44%
Massachusetts (Commonwealth of), Series 2011 D, GO Bonds(a)(b)	5.00%	10/01/2021	100	107,093
Massachusetts (Commonwealth of), Health & Educational Facilities Authority, Series 2010 A, RB	5.00%	12/15/2021	200	215,894
Massachusetts (Commonwealth of), School Building Authority, Series 2011 B, RB(a)(b)	5.00%	10/15/2021	200	214,486
Massachusetts (Commonwealth of), School Building Authority, Series 2011 B, RB(a)(b)	5.25%	10/15/2021	100	107,704
				645,177
Michigan-2.11%
Michigan (State of), Finance Authority, Series 2014 C-3, RB, (INS -AGM)(c)	5.00%	07/01/2021	200	211,680
Missouri-1.06%
St Louis (City of), MO, Series 2017 A, Ref. RB, (INS -AGM)(c)	5.00%	07/01/2021	100	105,937
Nebraska-0.05%
West Haymarket Joint Public Agency, Series 2011, GO Bonds(a)(b)	4.25%	12/15/2021	5	5,319
New Jersey-3.40%
New Jersey (State of), Economic Development Authority, Series 2013 NN, Ref. RB(a)(b)	5.00%	03/01/2021	200	208,720
New Jersey (State of), Transportation Trust Fund Authority, Series 2011 A, RB	5.00%	06/15/2023	25	26,305
New Jersey (State of), Transportation Trust Fund Authority, Series 2011 B, RB	5.25%	06/15/2023	100	105,660
				340,685

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-31.58%
Metropolitan Transportation Authority, Series 2012 F, Ref. RB	5.00%	11/15/2021	$400	$428,644
Nassau (County of), NY, Series 2016 A, Ref. GO Bonds	5.00%	01/01/2021	200	208,266
New York & New Jersey (States of), Port Authority, Series 2013 179, RB	5.00%	12/01/2021	125	134,694
New York (City of), NY, Series 2011 HH, RB	5.00%	06/15/2026	200	211,718
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2021	200	212,766
New York (State of), Dormitory Authority, Series 2012, RB	5.00%	05/15/2021	150	158,481
New York (State of), Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2021	200	210,014
New York (State of), Thruway Authority, Series 2012 A, Ref. RB	5.00%	03/15/2028	200	213,342
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2021	500	530,275
New York State Urban Development Corp., Series 2011 A, RB	5.00%	03/15/2023	200	209,904
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2021	400	429,820
Triborough Bridge & Tunnel Authority, Series 2012 B, Ref. RB	5.00%	11/15/2021	200	215,248
				3,163,172
North Carolina-2.00%
North Carolina (State of), Municipal Power Agency No. 1, Series 2010 B, Ref. RB	5.00%	01/01/2021	200	200,604
Ohio-2.20%
Lucas (County of), OH (ProMedica Healthcare), Series 2011 A, RB(a)(b)	6.50%	11/15/2021	200	220,408
Pennsylvania-6.45%
Pennsylvania (Commonwealth of), Series 2012, Ref. GO Bonds	5.00%	07/01/2021	300	318,102
Philadelphia (City of), PA, Series 2013 A, RB	5.00%	01/01/2021	315	328,123
				646,225
South Carolina-2.08%
Columbia (City of), SC, Series 2011 A, Ref. RB	5.00%	02/01/2036	200	208,280
Tennessee-0.05%
Knoxville (City of), TN, Series 2012 B, RB	3.00%	04/01/2047	5	5,010
Texas-4.25%
Dallas/Fort Worth International Airport, Series 2011 D, RB	5.00%	11/01/2021	75	77,637
Harris (County of), TX Flood Control District, Series 2008 A, Ref. RB	5.25%	10/01/2021	200	214,938
North Texas Tollway Authority, Series 2011, Ref. RB	5.00%	01/01/2038	15	15,561
Odessa Junior College District, Series 2011, GO Bonds(a)(b)	5.38%	08/15/2021	50	53,571
Texas (State of), Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2021	60	64,188
				425,895
Washington-5.34%
Washington (State of), Series 2011 A, GO Bonds(a)(b)	5.00%	08/01/2021	100	106,366
Washington (State of), Series 2011 C, GO Bonds(a)(b)	5.00%	06/01/2025	75	79,358
Washington (State of), Health Care Facilities Authority (Catholic Health Initiatives), Series 2011 A, RB(a)(b)	5.00%	02/01/2021	335	349,549
				535,273
Wisconsin-2.15%
Wisconsin (State of), Series 2016 1, Ref. GO Bonds	5.00%	11/01/2021	200	214,788
TOTAL INVESTMENTS IN SECURITIES(d)-97.48% (Cost $9,748,600)				9,764,696
OTHER ASSETS LESS LIABILITIES-2.52%				252,868
NET ASSETS-100.00%				$10,017,564

Invesco BulletShares 2021 Municipal Bond ETF (BSML)—(continued)
November 30, 2019
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.13%
Arizona-1.64%
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2030	$35	$38,227
Salt River Project Agricultural Improvement & Power District, Series 2012 A, Ref. RB	5.00%	12/01/2031	115	125,572
				163,799
Arkansas-0.52%
Arkansas (State of), (Four-Lane Highway Construction), Series 2013, GO Bonds	3.25%	06/15/2022	50	51,610
California-14.85%
Bay Area Toll Authority, Series 2012 F-1, RB(a)(b)	5.00%	04/01/2022	75	82,121
California (State of), Series 2012, GO Bonds	5.00%	04/01/2042	100	108,592
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2022	100	111,411
California (State of), Public Works Board, Series 2012 A, RB	5.00%	04/01/2027	50	54,344
California (State of), Public Works Board, Series 2012 G, Ref. RB	5.00%	11/01/2030	135	149,377
California (State of), Public Works Board (Department of Correction & Rehab), Series 2012, Ref. RB	5.00%	06/01/2027	100	109,296
California (State of), Statewide Communities Development Authority (Episcopal Communities and Services), Series 2012, Ref. RB	5.00%	05/15/2047	100	106,846
Los Angeles (City of), CA, Series 2012 B, Ref. RB	5.00%	06/01/2031	145	158,630
Los Angeles (City of), CA, Series 2012 C, Ref. RB	5.00%	06/01/2025	135	148,215
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB	5.00%	07/01/2022	100	110,351
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2022	30	33,122
Metropolitan Water District of Southern California, Series 2012 G, Ref. RB	5.00%	07/01/2028	40	44,022
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2022	135	148,864
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2022	100	110,538
University of California, Series 2012 G, RB	5.00%	05/15/2037	10	10,883
				1,486,612
Colorado-0.28%
Regional Transportation District (Fastracks), Series 2012 A, RB	5.00%	11/01/2031	25	27,542
Connecticut-3.84%
Connecticut (State of), Health & Educational Facilities Authority (Yale University), Series 2017 A-1, Ref. VRD RB(c)	5.00%	07/01/2022	200	219,302
South Central Connecticut Regional Water Authority, Series 2012, Ref. RB(a)(b)	5.00%	08/01/2022	150	165,174
				384,476
District of Columbia-1.92%
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2014 A, Ref. RB	5.00%	10/01/2053	180	192,269
Florida-3.26%
Citizens Property Insurance Corp., Series 2015 A-1, RB	5.00%	06/01/2022	100	107,450
Miami-Dade (County of), FL, Series 2012 B, Ref. RB, (INS -AGM)(d)	5.00%	10/01/2035	100	109,326
Volusia County School Board, Series 2019, COP	5.00%	08/01/2022	100	109,844
				326,620
Georgia-1.14%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	25	25,863
Georgia (State of), Series 2012 A, GO Bonds	5.00%	07/01/2024	80	87,914
				113,777
Illinois-2.19%
Illinois (State of), Series 2013, RB	5.00%	06/15/2022	100	106,841
Illinois (State of), Series 2016 C, Ref. RB	5.00%	06/15/2022	105	112,183
				219,024
Maryland-1.89%
Montgomery (County of), MD, Series 2014 A, GO Bonds	5.00%	11/01/2022	90	100,077
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2022	80	89,207
				189,284
Massachusetts-2.86%
Massachusetts (Commonwealth of), Series 2013 A, RB(a)(b)	5.00%	06/15/2022	25	27,410
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds	5.00%	07/01/2022	100	109,920
Massachusetts (Commonwealth of), Series 2014 C, GO Bonds(a)(b)	5.00%	07/01/2022	20	21,961

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2026	$75	$82,635
Massachusetts Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2022	40	44,070
				285,996
Michigan-1.08%
Michigan (State of), Finance Authority, Series 2015 A, Ref. RB	5.00%	12/01/2035	100	108,318
Nevada-0.27%
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2022	25	27,235
New Jersey-5.94%
New Jersey (State of), Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2022	220	238,574
New Jersey (State of), Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2022	30	33,291
New Jersey (State of), Turnpike Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2022	195	214,379
North Hudson Sewerage Authority, Series 2012 A, COP(a)(b)	5.00%	06/01/2022	100	107,647
				593,891
New York-20.13%
Long Island Power Authority, Series 2012 A, RB	5.00%	09/01/2037	400	435,644
Metropolitan Transportation Authority, Series 2012 D, Ref. RB	5.00%	11/15/2025	200	220,386
Metropolitan Transportation Authority, Series 2015 A-1, Ref. RB	5.00%	11/15/2022	100	110,788
Nassau (County of), NY, Series 2016 A, Ref. GO Bonds	5.00%	01/01/2022	90	97,036
New York (City of), NY, Series 2012 A-1, GO Bonds	5.00%	10/01/2025	100	110,501
New York (City of), NY, Series 2012 F, Ref. GO Bonds	5.00%	08/01/2027	100	107,901
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2022	100	110,204
New York (City of), NY Transitional Finance Authority, Series 2011 D, RB	5.25%	02/01/2022	100	104,796
New York (City of), NY Transitional Finance Authority, Series 2012 C-1, RB	5.00%	11/01/2025	100	110,802
New York (State of), Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2027	100	108,336
New York (State of), Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2022	100	108,788
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	5.00%	10/15/2022	100	111,301
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2022	250	278,588
				2,015,071
North Carolina-2.13%
North Carolina (State of), (Garvee), Series 2017, Ref. RB	5.00%	03/01/2022	100	108,454
North Carolina Medical Care Commission, Series 2013, Ref. RB	4.00%	11/01/2046	100	105,066
				213,520
Ohio-2.32%
Allen (County of), OH (Catholic Health Partners), Series 2012 A, RB	5.00%	05/01/2033	100	107,727
Ohio (State of), Series 2015 B, GO Bonds	5.00%	06/15/2030	65	70,998
Ohio (State of), Higher Educational Facility Commission (Cleveland Clinic Health), Series 2012 A, RB	5.00%	01/01/2027	50	53,780
				232,505
Oklahoma-1.02%
Oklahoma (State of), Turnpike Authority, Series 2017 C, RB	5.00%	01/01/2030	95	102,061
Pennsylvania-9.59%
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	01/15/2022	90	97,145
Pennsylvania (State of), Higher Educational Facilities Authority (La Salle University), Series 2012, RB	5.00%	05/01/2037	400	420,124
Philadelphia (City of), PA, Series 2012, Ref. RB	5.00%	11/01/2028	400	442,236
				959,505
Tennessee-6.57%
Nashville & Davidson (County of), TN, Series 2017, GO Bonds	5.00%	07/01/2022	400	439,464
Wilson (County of), TN, Series 2012, Ref. GO Bonds	5.00%	04/01/2022	200	217,618
				657,082
Texas-8.04%
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2022	100	108,153
North Central Texas Health Facility Development Corp. (Childrens Medical Center Dallas), Series 2012, RB(a)(b)	5.00%	08/15/2022	100	110,261
North Texas Tollway Authority, Series 2012 B, Ref. RB	5.00%	01/01/2042	100	106,477
San Antonio (City of), TX, Series 2016, Ref. GO Bonds	5.00%	02/01/2022	100	108,236

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of), Series 2011, Ref. GO Bonds	5.00%	10/01/2022	$100	$107,024
University of Texas Pernanent Fund (Permanent University Fund Boards), Series 2007 B, Ref. RB	5.25%	07/01/2022	240	264,811
				804,962
Virginia-3.26%
Fairfax (County of), VA Economic Development Authority, Series 2014, Ref. RB	5.00%	05/15/2022	200	218,574
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2012, RB	5.00%	05/15/2040	100	107,998
				326,572
Washington-3.39%
Washington (State of), Series 2012, Ref. GO Bonds	3.00%	07/01/2028	40	41,438
Washington (State of), (Senior 520 Corridor Program), Series 2012 F, RB	5.00%	09/01/2022	150	165,557
Washington (State of), Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.00%	10/01/2034	125	132,280
				339,275
TOTAL INVESTMENTS IN SECURITIES(e)-98.13% (Cost $9,814,825)				9,821,006
OTHER ASSETS LESS LIABILITIES-1.87%				187,497
NET ASSETS-100.00%				$10,008,503

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2019.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.36%
Arizona-2.46%
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2023	$120	$133,520
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2023	100	112,994
				246,514
California-19.37%
Alameda (County of), CA Joint Powers Authority, Series 2013 A, RB	5.25%	12/01/2025	65	75,716
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2017 B, Ref. RB	5.00%	10/01/2027	95	107,091
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2031	100	113,798
California (State of), Series 2013, Ref. GO Bonds	5.00%	02/01/2032	100	111,688
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2025	100	115,171
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2023	100	114,088
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	100	112,482
California (State of) Public Works Board (University of California - Davidson Library), Series 2013 C, RB(a)(b)	5.00%	03/01/2023	100	112,977
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	50	56,007
Desert Community College District (Riverside & Imperial), Series 2018, GO Bonds	5.00%	08/01/2043	100	112,513
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2029	500	568,545
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	100	113,633
San Diego (County of), CA Water Authority, Series 2015 A, Ref. RB	5.00%	05/01/2023	100	113,534
San Jose (City of), CA Financing Authority, Series 2013 A, Ref. RB	5.00%	06/01/2033	100	112,892
				1,940,135
Connecticut-1.40%
Connecticut (State of), Series 2012 A, RB	5.00%	01/01/2027	25	27,628
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2027	100	112,846
				140,474
District of Columbia-0.90%
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2027	80	90,314
Florida-3.32%
Florida (State of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	195	221,438
School Board of Miami-Dade County (The), Series 2013 A, COP	5.00%	05/01/2032	100	110,907
				332,345
Georgia-0.45%
Forsyth County School District, Series 2013, Ref. GO Bonds	5.00%	02/01/2023	20	22,417
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2023	20	22,417
				44,834
Hawaii-4.57%
Hawaii (State of), Series 2016, Ref. GO Bonds	5.00%	10/01/2023	400	457,480
Illinois-3.57%
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2029	100	109,391
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2023	100	109,907
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2023	10	11,322
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	55	60,139
Metropolitan Water Reclamation District of Greater Chicago, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	15	17,093
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2023	45	49,950
				357,802
Indiana-5.92%
Indiana (State of) Finance Authority, Series 2019, Ref. RB	5.00%	12/01/2023	150	171,870
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	400	420,940
				592,810
Iowa-0.34%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2023	30	33,923

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-1.69%
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2023	$150	$169,329
Massachusetts-2.22%
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2032	100	112,065
Massachusetts (State of) School Building Authority, Series 2012 A, Ref. RB	5.00%	08/15/2023	100	110,264
				222,329
Michigan-1.12%
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2023	100	112,620
Minnesota-0.11%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 B, Ref. RB	5.00%	01/01/2023	10	11,136
Nevada-0.56%
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2023	50	56,144
New Jersey-3.91%
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2023	100	110,499
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	172,330
Rutgers The State University of New Jersey, Series 2018 N, RB	4.00%	05/01/2023	100	109,093
				391,922
New York-24.58%
Battery Park City Authority, Series 2013 A, RB	5.00%	11/01/2025	400	459,320
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2023	200	222,562
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2023	100	114,053
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2023	100	110,120
New York (City of), NY, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2023	70	77,090
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2025	100	114,799
New York (City of), NY Transitional Finance Authority, Series 2012 E-1, RB	5.00%	02/01/2023	200	216,428
New York (City of), NY Transitional Finance Authority, Series 2013 F-1, RB	5.00%	02/01/2026	200	223,046
New York (State of) Dormitory Authority, Series 2012 D, RB	5.00%	02/15/2023	100	108,472
New York (State of) Dormitory Authority, Series 2012, RB	5.00%	05/15/2023	100	109,363
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2023	200	225,000
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2031	200	222,606
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB	4.00%	10/15/2023	125	139,072
Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2027	105	120,852
				2,462,783
North Carolina-1.13%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	100	113,333
Ohio-0.23%
Ohio (State of) Water Development Authority, Series 2016, RB	5.00%	12/01/2023	20	22,992
Oregon-0.29%
Oregon (State of) Department of Transportation, Series 2013 A, RB(a)(b)	5.00%	11/15/2023	25	28,759
Pennsylvania-2.25%
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2023	100	112,048
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2023	100	113,773
				225,821
South Carolina-0.50%
South Carolina (State of) Public Service Authority, Series 2013 B, Ref. RB	5.13%	12/01/2043	30	33,415
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	15	16,558
				49,973
Tennessee-0.29%
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds	5.00%	11/01/2023	25	28,635
Texas-7.61%
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2023	125	142,760
Dallas-Fort Worth (Cities of), TX International Airport, Series 2013 F, Ref. RB	5.25%	11/01/2033	270	307,168
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB	5.00%	12/01/2043	75	84,314
University of Texas System, Series 2016 D, RB	5.00%	08/15/2023	200	227,754
				761,996

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-4.45%
Virginia (State of) College Building Authority, Series 2012 A, Ref. RB	5.00%	09/01/2023	$100	$110,371
Virginia Public School Authority, Series 2012, Ref. RB	5.00%	08/01/2023	160	176,504
Virginia Public School Authority, Series 2015, Ref. RB	5.00%	08/01/2023	140	159,344
				446,219
Washington-2.44%
Energy Northwest, Series 2015 A, Ref. RB	5.00%	07/01/2023	15	17,022
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB	5.00%	09/01/2023	200	227,754
				244,776
West Virginia-0.28%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2023	25	28,420
Wisconsin-1.40%
Milwaukee (City of), WI, Series 2018 N1, GO Bonds	5.00%	02/01/2023	125	139,818
TOTAL INVESTMENTS IN SECURITIES-97.36% (Cost $9,738,053)				9,753,636
OTHER ASSETS LESS LIABILITIES-2.64%				264,402
NET ASSETS-100.00%				$10,018,038

Investment Abbreviations:
COP	-Certificates of Participation
GO	-General Obligation
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.09%
Alabama-0.35%
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	$30	$34,917
Arizona-1.96%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2015, Ref. RB	5.00%	07/01/2032	170	195,719
California-18.58%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2046	100	113,545
California (State of), Series 2014 AS, RB	5.00%	12/01/2026	100	119,226
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	118,050
California (State of), Series 2014, GO Bonds	5.00%	12/01/2024	200	230,426
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	100	115,213
California State University, Series 2014 A, Ref. RB	5.00%	11/01/2029	200	236,582
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	228,788
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	231,772
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	200	234,432
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	230,854
				1,858,888
Colorado-0.12%
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2024	10	11,774
Connecticut-4.35%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	114,193
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2026	75	87,052
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2014 E, RB	5.00%	07/01/2024	200	234,140
				435,385
Florida-4.98%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014, RB	4.00%	12/01/2044	145	153,170
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2040	100	113,172
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	90	104,577
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	127,183
				498,102
Georgia-2.90%
Atlanta (City of), GA, Series 2015, GO Bonds	5.00%	12/01/2031	50	58,760
Atlanta (City of), GA Department of Aviation, Series 2014 A, Ref. RB	5.00%	01/01/2030	100	113,968
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2024	100	117,168
				289,896
Illinois-4.32%
Chicago (City of), IL, Series 2014 A, Ref. GO Bonds	5.00%	01/01/2034	100	108,565
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	95	103,316
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	100	110,340
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	110,049
				432,270
Louisiana-1.13%
New Orleans (City of), LA, Series 2014, Ref. RB	5.00%	06/01/2044	100	112,581
Maryland-4.12%
Maryland (State of), Series 2016, GO Bonds	4.00%	06/01/2027	100	111,570
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	40	46,925
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	25	29,329
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	112,283
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2014, Ref. RB	5.00%	10/01/2045	100	112,463
				412,570
Minnesota-2.29%
Minneapolis-St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2029	100	114,096
Western Minnesota Municipal Power Agency, Series 2014 A, RB(b)(c)	5.00%	01/01/2024	100	115,423
				229,519
Missouri-0.23%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	20	23,430

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-1.16%
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	$100	$115,667
New Jersey-5.69%
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	113,377
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	100	110,315
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	115,859
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	100	115,070
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2031	100	114,838
				569,459
New York-18.56%
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	117,217
Metropolitan Transportation Authority, Series 2014 D-1, RB	5.25%	11/15/2044	100	115,227
Metropolitan Transportation Authority, Series 2017 B2, RB	5.00%	11/15/2024	15	17,740
New York & New Jersey (States of) Port Authority, Series 2014, Ref. RB	5.00%	09/01/2033	100	115,466
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2026	200	236,522
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	11/01/2029	100	115,798
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	114,428
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	200	235,688
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	338,568
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2031	200	229,012
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(a)	4.00%	02/01/2024	200	221,024
				1,856,690
North Carolina-0.52%
North (State of) Carolina Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	51,953
Ohio-2.34%
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	233,936
Oregon-0.41%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2027	35	41,228
Pennsylvania-3.50%
Pennsylvania (Commonwealth of), Series 2015, Ref. GO Bonds	5.00%	08/15/2024	100	116,849
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	117,129
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	116,374
				350,352
South Carolina-1.15%
South Carolina Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	115,269
Texas-9.07%
Board of Regents of The University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	11,740
Board of Regents of The University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	17,517
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	114,978
Dallas Area Rapid Transit, Series 2014 A, Ref. RB	5.00%	12/01/2026	30	35,277
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	20	23,390
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	64,276
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	143,422
Texas (State of), Series 2014 A, Ref. GO Bonds	5.00%	10/01/2030	100	116,095
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	23,166
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	40,600
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	317,284
				907,745
Virginia-1.10%
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	109,813
Washington-7.13%
Energy Northwest, Series 2014 C, Ref. RB	5.00%	07/01/2027	150	174,337
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds	5.00%	12/01/2024	200	235,888
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2028	200	229,330
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	50,386
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	23,414
				713,355

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-1.13%
Wisconsin (State of), Series 2018 A, GO Bonds	5.00%	05/01/2024	$100	$112,743
TOTAL INVESTMENTS IN SECURITIES(d)-97.09% (Cost $9,710,620)				9,713,261
OTHER ASSETS LESS LIABILITIES-2.91%				291,241
NET ASSETS-100.00%				$10,004,502

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.12%
Alaska-1.17%
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	$100	$116,498
Arizona-1.07%
Arizona State University, Series 2015 D, Ref. RB	5.00%	07/01/2041	25	29,065
City of Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	65	77,890
				106,955
California-15.89%
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	117,665
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	100	119,260
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	100	120,702
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	119,853
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	60,519
California (State of) Statewide Communities Development Authority (Beverly Community Hospital Association), Series 2015, RB	5.00%	02/01/2045	200	217,450
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	77,262
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	53,318
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	48,147
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	100	121,511
Municipal Improvement Corp. of Los Angeles, Series 2016 B, Ref. RB	5.00%	11/01/2025	100	122,097
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017, COP	3.00%	04/01/2031	65	68,732
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	121,450
San Francisco Bay Area Rapid Transit District, Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	78,733
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	121,434
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	20	21,127
				1,589,260
Connecticut-4.78%
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	233,370
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	244,285
				477,655
Delaware-2.38%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	237,840
Florida-3.58%
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	54,084
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	104,355
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	117,840
School District of Broward County, Series 2015 B, Ref. COP	5.00%	07/01/2030	70	82,118
				358,397
Georgia-2.91%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	50	57,931
Gainesville & Hall (County of), GA Hospital Authority, Series 2014 S, Ref. RB	5.25%	08/15/2049	100	116,158
Gainesville & Hall (County of), GA Hospital Authority, Series 2014 S, Ref. RB	5.50%	08/15/2054	100	116,682
				290,771
Hawaii-1.80%
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	150	180,393
Illinois-5.62%
Illinois (State of) Finance Authority (Ascension), Series 2016 C, Ref. RB	5.00%	02/15/2025	475	561,825
Kansas-0.23%
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	23,067
Louisiana-2.89%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB	5.00%	02/01/2039	100	115,570
Louisiana (State of), Series 2015 A, Ref. RB	5.00%	05/01/2041	150	173,488
				289,058
Maryland-1.14%
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2015 A, RB	5.00%	07/01/2040	100	114,393

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-2.59%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	$85	$97,823
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	60,154
Massachusetts (Commonwealth of), Series 2016 E, Ref. GO Bonds	3.00%	04/01/2044	100	100,970
				258,947
Michigan-1.85%
Michigan (State of) Finance Authority, Series 2014 C-3, RB, (INS - AGM)(a)	5.00%	07/01/2025	60	70,031
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	114,411
				184,442
Missouri-0.11%
Health & Educational Facilities Authority of the State of Missouri (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	10	10,659
Nevada-1.37%
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	137,326
New Jersey-3.12%
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	100	115,806
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	100	113,633
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	82,713
				312,152
New York-18.32%
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2027	75	89,352
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2030	70	82,893
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	107,104
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	132,504
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	356,871
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	11/01/2032	180	215,093
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	121,586
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	99,632
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2025	105	125,017
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	02/15/2027	40	47,240
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	121,061
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	130,453
New York Convention Center Development Corp., Series 2015, Ref. RB	5.00%	11/15/2033	95	112,924
Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	75	89,677
				1,831,407
North Carolina-3.52%
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	100	119,584
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB	5.00%	10/01/2055	200	232,036
				351,620
Ohio-1.44%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	114,743
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	29,487
				144,230
Pennsylvania-4.86%
Pennsylvania (Commonwealth of), Series 2015, GO Bonds	5.00%	03/15/2025	95	112,404
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	143,839
Pennsylvania (State of) Higher Educational Facilities Authority, Series 2015, Ref. RB	5.00%	08/15/2040	100	116,292
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	113,193
				485,728
South Carolina-2.32%
Charleston (City of), SC, Series 2015, RB	5.00%	01/01/2040	200	231,510
Texas-5.66%
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	83,966
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	100	115,563
SA Energy Acquisition Public Facility Corp, Series 2007, RB	5.50%	08/01/2025	100	118,904

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	$100	$119,721
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	116,282
Texas State University System, Series 2017 A, Ref. RB	5.00%	03/15/2025	10	11,871
				566,307
Utah-2.32%
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(b)	5.00%	06/15/2037	200	232,044
Vermont-0.23%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	23,213
Virginia-1.01%
Virginia Public School Authority, Series 2014, Ref. RB	4.00%	08/01/2025	90	101,147
Washington-5.34%
Central Puget Sound Regional Transit Authority, Series 2015 S-1, RB	5.00%	11/01/2030	30	35,834
Energy Northwest, Series 2015 A, Ref. RB	5.00%	07/01/2032	75	88,194
King (County of), WA, Series 2015, Ref. RB	5.00%	07/01/2036	40	46,207
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	17,720
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	301,298
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care), Series 2014, Ref. RB	5.00%	03/01/2038	40	44,937
				534,190
Wisconsin-0.60%
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	50	59,705
TOTAL INVESTMENTS IN SECURITIES(c)-98.12% (Cost $9,813,891)				9,810,739
OTHER ASSETS LESS LIABILITIES-1.88%				188,091
NET ASSETS-100.00%				$9,998,830

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.37%
Alabama-0.66%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB	5.00%	09/01/2026	$20	$24,763
Tuscaloosa City Board of Education, Series 2016, RB	5.00%	08/01/2041	35	41,050
				65,813
Arizona-2.36%
Arizona State University, Series 2016 B, RB	5.00%	07/01/2042	200	235,310
California-21.61%
Alameda Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2037	100	109,766
Anaheim City School District, Series 2016, GO Bonds	3.00%	08/01/2046	100	100,612
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	510,653
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	120,404
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	100	118,276
California (State of) Public Works Board, Series 2016 A, Ref. RB	4.00%	11/01/2032	170	193,173
California Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	200	225,320
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	118,666
Central Unified School District, Series 2018 B, GO Bonds	4.00%	08/01/2048	200	218,938
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	59,288
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2046	100	117,864
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	3.00%	07/01/2032	140	146,539
Montebello Unified School District, Series 2016 A, GO Bonds	5.00%	08/01/2041	100	116,881
				2,156,380
Colorado-2.58%
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	257,918
Connecticut-1.59%
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	130	158,278
District of Columbia-2.11%
District of Columbia, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2032	175	210,621
Florida-3.93%
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	111,793
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	119,940
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	35	42,276
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	100	117,718
				391,727
Georgia-0.24%
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	20	24,284
Illinois-4.57%
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	456,256
Louisiana-1.83%
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	182,862
Maryland-2.17%
Maryland (State of) Department of Transportation, Series 2018, RB	5.00%	10/01/2028	75	92,315
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	100	124,057
				216,372
Massachusetts-4.52%
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	400	403,652
Massachusetts (State of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	47,538
				451,190
Michigan-0.97%
Michigan (State of) Finance Authority, Series 2016, Ref. RB	4.00%	11/15/2046	70	75,480
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(a)	4.00%	05/01/2045	20	21,765
				97,245
Nevada-1.10%
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	40	48,444

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	$20	$24,529
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	30	36,477
				109,450
New Jersey-5.67%
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	200	236,266
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	07/01/2043	280	329,151
				565,417
New York-14.96%
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(a)	5.25%	11/15/2026	350	433,867
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	100	117,778
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2026	65	77,725
New York & New Jersey (States of) Port Authority, Series 2016 198, Ref. RB	5.25%	11/15/2056	100	120,206
New York (City of), NY, Series 2016, Ref. RB	5.00%	06/15/2037	415	500,756
New York (City of), NY, Series 2016, Ref. RB	5.00%	06/15/2038	100	120,358
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2026	100	122,169
				1,492,859
North Carolina-0.86%
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	50	61,792
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	20	24,500
				86,292
Ohio-2.67%
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	30,387
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	84,467
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	85	101,965
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2026	40	49,097
				265,916
Pennsylvania-4.61%
Lycoming (County of), PA Authority, Series 2016 A, RB	3.00%	10/01/2037	100	102,749
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	02/01/2029	300	357,081
				459,830
Rhode Island-0.46%
Rhode (State of) Island Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	46,380
Tennessee-0.61%
Nashville & Davidson (County of), TN, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	60,828
Texas-8.00%
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	100	110,911
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	200	220,572
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	466,645
				798,128
Utah-0.96%
Utah (County of), UT, Series 2016 B, RB	3.00%	05/15/2047	95	96,073
Virginia-2.45%
Virginia (State of) Commonwealth Transportation Board, Series 2017, Ref. RB	5.00%	03/15/2026	200	244,660
Washington-2.42%
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	240,996
Wisconsin-3.46%
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	246,886

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of), Series 2019 A, Ref. RB	5.00%	05/01/2026	$60	$73,666
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	24,653
				345,205
TOTAL INVESTMENTS IN SECURITIES(b)-97.37% (Cost $9,739,900)				9,716,290
OTHER ASSETS LESS LIABILITIES-2.63%				262,362
NET ASSETS-100.00%				$9,978,652

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	5.82%
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.38%
Arizona-2.52%
Arizona (State of), Series 2019 A, Ref. COP	5.00%	10/01/2027	$100	$125,586
California-23.57%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	200	251,112
Etiwanda School District, Series 2017 A, GO Bonds	5.00%	08/01/2046	180	214,825
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	243,862
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	249,086
San Diego (City of), CA Association of Governments (Mid Coast Corridor), Series 2019, RB	1.80%	11/15/2027	100	101,365
San Jose Unified School District, Series 2018 E, GO Bonds	4.00%	08/01/2042	100	112,528
				1,172,778
Connecticut-2.41%
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	119,851
District of Columbia-2.44%
Washington (State of) Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	100	121,603
Florida-2.06%
Miami (City of), FL Health Facilities Authority (Miami Jewish Health), Series 2017, Ref. RB	5.13%	07/01/2046	100	102,679
Georgia-1.35%
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	66,998
Illinois-9.23%
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	114,899
Illinois (State of), Series 2017 C, Ref. GO Bonds	5.00%	11/01/2029	100	113,892
Illinois (State of), Series 2017 D, Ref. GO Bonds	5.00%	11/01/2027	200	230,324
				459,115
Louisiana-3.67%
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	50	60,045
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	122,535
				182,580
Maryland-2.60%
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2017 A, RB	5.00%	05/15/2045	110	129,136
Massachusetts-1.27%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(a)	5.50%	01/01/2027	50	63,106
New Jersey-2.41%
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	119,700
New York-22.84%
Hudson Yards Infrastructure Corp., Series 2017 A, RB	5.00%	02/15/2039	200	239,950
Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	11/15/2047	100	118,691
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	121,978
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	121,156
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	140	170,374
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	100	125,214
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	116,363
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	100	122,804
				1,136,530
Ohio-2.71%
Franklin (County of), OH (Trinity Health Credit), Series 2017, RB	4.00%	12/01/2046	125	135,031
Pennsylvania-5.94%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	100	117,326
Pennsylvania (Commonwealth of), Series 2016, Ref. GO Bonds	5.00%	09/15/2027	100	121,716
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	56,463
				295,505

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-5.95%
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2032	$65	$80,319
Texas (State of), Series 2017, Ref. GO Bonds	5.00%	10/01/2033	175	215,806
				296,125
Virginia-3.92%
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	160	194,752
Washington-1.49%
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	60	73,942
TOTAL INVESTMENTS IN SECURITIES(b)-96.38% (Cost $4,820,535)				4,795,017
OTHER ASSETS LESS LIABILITIES-3.62%				180,222
NET ASSETS-100.00%				$4,975,239

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.48%
Arizona-4.34%
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	$175	$216,356
Arkansas-0.75%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	37,153
California-17.21%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	100	127,989
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	120	129,487
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	95	117,417
Los Angeles (City of), CA Department of Water, Series 2018 B, Ref. RB	5.00%	07/01/2043	200	246,262
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2019 A, RB	5.00%	07/01/2031	55	70,737
San Francisco (City of), CA Public Utilities Commission, Series 2017 D, Ref. RB	5.00%	11/01/2028	85	109,062
Santa Barbara Unified School District, Series 2019 B, GO Bonds	4.00%	08/01/2044	50	56,438
				857,392
Colorado-1.02%
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2031	40	50,694
Connecticut-2.50%
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	124,677
District of Columbia-0.76%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	37,923
Florida-2.16%
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	107,341
Illinois-2.30%
Illinois (State of), Series 2017 D, Ref. GO Bonds	5.00%	11/01/2028	100	114,419
Indiana-4.38%
Indiana (State of) Finance Authority, Series 2018 A, RB	5.00%	02/01/2033	175	218,150
Louisiana-0.56%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	27,841
Maryland-3.19%
Maryland (State of), Series 2018, GO Bonds	5.00%	08/01/2031	125	158,725
Massachusetts-6.81%
Massachusetts (State of) Health & Educational Facilities Authority, Series 1998 I, RB	5.20%	01/01/2028	90	116,537
Massachusetts (State of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	222,482
				339,019
Minnesota-0.25%
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	10	12,629
Nevada-1.27%
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	50	63,004
New Jersey-7.32%
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	232,712
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	132,130
				364,842
New York-18.17%
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	84,756
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	100	124,527
New York (City of), NY, Series 2018 F-1, GO Bonds	5.00%	04/01/2033	90	111,475
New York (City of), NY, Series 2019 DD-1, RB	4.00%	06/15/2049	200	222,550
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	75	92,252
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	149,121
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2045	100	120,594
				905,275
Ohio-0.37%
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	18,657

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-2.56%
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	$105	$127,479
Pennsylvania-4.82%
Pennsylvania (State of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	200	240,312
Texas-6.80%
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	25,109
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2033	60	74,401
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	63,663
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	120	150,145
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	20	25,412
				338,730
Utah-0.48%
Salt Lake City Corp., Series 2018 B, RB	5.00%	07/01/2048	20	24,045
Virginia-1.52%
Virginia (State of) Commonwealth Transportation Board, Series 2017, Ref. RB	5.00%	03/15/2028	60	75,669
Washington-4.61%
Energy Northwest, Series 2017 A, Ref. RB	5.00%	07/01/2028	100	124,895
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	56,371
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	40	48,593
				229,859
West Virginia-4.33%
West Virginia (State of) Hospital Finance Authority (University Health System), Series 2018 A, RB	4.00%	06/01/2051	200	215,608
TOTAL INVESTMENTS IN SECURITIES-98.48% (Cost $4,925,298)				4,905,799
OTHER ASSETS LESS LIABILITIES-1.52%				75,948
NET ASSETS-100.00%				$4,981,747

Investment Abbreviations:
GO	-General Obligation
RB	-Revenue Bonds
Ref.	-Refunding
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.08%
Arizona-3.18%
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2029	$125	$157,913
California-20.03%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	32,084
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2019, RB	4.00%	11/15/2045	100	112,276
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	124,525
East Bay Municipal Utility District Water System Revenue, Series 2019 A, RB	5.00%	06/01/2049	200	249,254
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	123,527
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	122,984
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	86,457
Mount San Antonio Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2049	125	142,907
				994,014
District of Columbia-2.59%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	128,338
Florida-8.62%
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	113,638
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	123,338
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	190,739
				427,715
Georgia-2.24%
Development Authority for Fulton County (Georgia Institute of Technology), Series 2019, RB	4.00%	06/15/2049	100	111,369
Hawaii-1.53%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	75,893
Illinois-6.65%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	121,532
Illinois (State of) Finance Authority, Series 2019, RB	5.00%	07/01/2037	70	87,770
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	100	121,004
				330,306
Indiana-2.44%
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	121,072
Kansas-2.43%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	120,595
Maryland-2.26%
Baltimore (City of), MD, Series 2019 A, RB	4.00%	07/01/2044	100	112,101
Massachusetts-3.94%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	89,264
Massachusetts (State of) Development Finance Agency, Series 2019 A, Ref. RB	4.00%	06/01/2049	100	106,317
				195,581
Michigan-4.52%
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	80	97,710
Michigan (State of) Building Authority, Series 2019, Ref. RB	5.00%	04/15/2036	100	126,824
				224,534
New Jersey-3.61%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	179,061
New York-16.31%
Battery Park City Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	128,022
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	100	121,673
New York (City of), NY, Series 2019 A-1, GO Bonds	5.00%	08/01/2039	100	124,733
New York (City of), NY, Series 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	62,691
New York (City of), NY Transitional Finance Authority, Series 2019 A2, RB	5.00%	05/01/2037	100	125,169
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	124,471
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	122,635
				809,394

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-2.34%
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	$100	$116,040
Pennsylvania-4.76%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019, Ref. RB	4.00%	07/15/2036	100	112,654
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	123,730
				236,384
Rhode Island-2.64%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	100	130,970
Texas-7.99%
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	125	153,544
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2039	75	84,591
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	25	30,865
Travis (County of), TX, Series 2019 A, GO Bonds	5.00%	03/01/2032	100	127,844
				396,844
TOTAL INVESTMENTS IN SECURITIES(b)-98.08% (Cost $4,905,976)				4,868,124
OTHER ASSETS LESS LIABILITIES-1.92%				95,325
NET ASSETS-100.00%				$4,963,449

Investment Abbreviations:
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
MTA	-Moving Treasury Average
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments
Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.99%
Brazil-8.14%
Banco Bradesco S.A.
5.90%, 01/16/2021(a)	$100,000	$103,072
5.90%, 01/16/2021(a)	100,000	103,074
Banco do Brasil S.A., 5.38%, 01/15/2021(a)	100,000	103,040
Brazilian Government International Bond, 4.88%, 01/22/2021	200,000	206,100
Itau Unibanco Holding S.A., 5.75%, 01/22/2021(a)	100,000	103,000
Petrobras Global Finance B.V.
5.38%, 01/27/2021	100,000	103,340
8.38%, 05/23/2021	100,000	109,050
		830,676
Chile-2.99%
Chile Government International Bond, 3.25%, 09/14/2021	300,000	305,625
China-6.93%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	100,000	101,947
CNOOC Finance (2011) Ltd., 4.25%, 01/26/2021(a)	200,000	204,086
Huarong Finance II Co., Ltd., 3.63%, 11/22/2021(a)	200,000	202,719
Sinopec Group Overseas Development (2016) Ltd., 2.00%, 09/29/2021(a)	200,000	198,631
		707,383
Colombia-4.06%
Bancolombia S.A., 5.95%, 06/03/2021	100,000	104,940
Colombia Government International Bond, 4.38%, 07/12/2021	300,000	309,825
		414,765
Hungary-4.15%
Hungary Government International Bond, 6.38%, 03/29/2021	400,000	423,420
India-5.42%
Bank of India, 6.25%, 02/16/2021(a)	200,000	207,966
Indian Oil Corp. Ltd., 5.63%, 08/02/2021(a)	200,000	209,593
Jubilant Pharma Ltd., 4.88%, 10/06/2021(a)	133,333	135,471
		553,030
Indonesia-8.19%
Indonesia Government International Bond
4.88%, 05/05/2021(a)	200,000	207,874
4.88%, 05/05/2021(a)	200,000	207,874
PT Pertamina (Persero), 5.25%, 05/23/2021(a)	200,000	208,410
PT Perusahaan Listrik Negara, 5.50%, 11/22/2021(a)	200,000	212,080
		836,238
Malaysia-3.93%
Export-Import Bank of Malaysia Bhd, 2.48%, 10/20/2021(a)	200,000	200,306
RHB Bank Bhd, 2.50%, 10/06/2021(a)	200,000	200,381
		400,687
Mexico-5.05%
Comision Federal de Electricidad
4.88%, 05/26/2021(a)	100,000	103,290
4.88%, 05/26/2021(a)	200,000	206,580
Petroleos Mexicanos, 5.50%, 01/21/2021	200,000	205,700
		515,570
	Principal Amount	Value
Philippines-2.01%
Philippine Government International Bond, 4.00%, 01/15/2021	$200,000	$204,682
Poland-4.09%
Republic of Poland Government International Bond, 5.13%, 04/21/2021	400,000	417,822
Russia-6.23%
Alfa Bank AO Via Alfa Bond Issuance PLC
7.75%, 04/28/2021(a)	200,000	213,418
7.75%, 04/28/2021(a)	200,000	213,418
Sberbank of Russia Via SB Capital S.A., Series 7, 5.72%, 06/16/2021(a)	200,000	209,654
		636,490
South Africa-3.92%
Eskom Holdings SOC Ltd., 5.75%, 01/26/2021(a)	400,000	400,142
Supranational-7.96%
Asian Development Bank
2.25%, 01/20/2021	200,000	201,186
1.63%, 03/16/2021	200,000	199,775
Black Sea Trade & Development Bank
4.88%, 05/06/2021(a)	200,000	206,010
4.88%, 05/06/2021(a)	200,000	206,010
		812,981
Taiwan-2.92%
Foxconn (Far East) Ltd., 2.25%, 09/23/2021(a)	300,000	298,039
Thailand-2.04%
PTTEP Canada International Finance Ltd., 5.69%, 04/05/2021(a)	200,000	208,695
Turkey-9.88%
Hazine Mustesarligi Varlik Kiralama A.S.
4.25%, 06/08/2021(a)	200,000	200,675
4.25%, 06/08/2021(a)	200,000	200,675
Turkey Government International Bond, 5.63%, 03/30/2021	200,000	205,820
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(a)	200,000	200,620
5.50%, 10/27/2021(a)	200,000	200,620
		1,008,410
United Arab Emirates-10.08%
Abu Dhabi Government International Bond
2.13%, 05/03/2021(a)	200,000	200,424
2.13%, 05/03/2021(a)	200,000	200,424
Abu Dhabi National Energy Co. PJSC, 5.88%, 12/13/2021(a)	200,000	213,416
Dolphin Energy Ltd. LLC, 5.50%, 12/15/2021(a)	200,000	212,030
EIB Sukuk Co. Ltd., 3.54%, 05/31/2021(a)	200,000	202,750
		1,029,044
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,789,340)		10,003,699

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-1.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(b) (Cost $106,902)	106,902	$106,902
TOTAL INVESTMENTS IN SECURITIES-99.04% (Cost $9,896,242)		10,110,601
OTHER ASSETS LESS LIABILITIES-0.96%		97,880
NET ASSETS-100.00%		$10,208,481
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $6,904,467, which represented 67.63% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.22%
Brazil-6.97%
Banco do Brasil S.A., 5.88%, 01/26/2022(a)	$200,000	$211,000
Cielo USA, Inc., 3.75%, 11/16/2022(a)	92,571	92,683
Itau Unibanco Holding S.A., 5.50%, 08/06/2022(a)	200,000	210,336
Petrobras Global Finance B.V., 6.13%, 01/17/2022	100,000	106,536
Vale Overseas Ltd., 4.38%, 01/11/2022	100,000	103,781
		724,336
Chile-1.49%
Banco del Estado de Chile, 3.88%, 02/08/2022(a)	150,000	154,464
China-5.92%
CNOOC Finance (2012) Ltd., 3.88%, 05/02/2022(a)	200,000	206,632
Sinopec Group Overseas Development (2012) Ltd., 3.90%, 05/17/2022(a)	200,000	206,911
State Grid Overseas Investment (2016) Ltd., 2.75%, 05/04/2022(a)	200,000	201,609
		615,152
Colombia-3.00%
Bancolombia S.A., 5.13%, 09/11/2022	100,000	105,656
Grupo Aval Ltd., 4.75%, 09/26/2022(a)(b)	200,000	205,813
		311,469
Hong Kong-3.78%
WTT Investment Ltd.
5.50%, 11/21/2022(a)	200,000	206,143
5.50%, 11/21/2022(a)	181,000	186,560
		392,703
India-4.51%
JSW Steel Ltd., 5.25%, 04/13/2022(a)	200,000	203,808
Reliance Holding USA, Inc., 5.40%, 02/14/2022(a)	250,000	264,893
		468,701
Indonesia-7.96%
Indonesia Government International Bond, 3.75%, 04/25/2022(a)	200,000	206,587
Perusahaan Penerbit SBSN Indonesia III
3.40%, 03/29/2022(a)	200,000	204,442
3.30%, 11/21/2022(a)	200,000	204,870
PT Pertamina (Persero), 4.88%, 05/03/2022(a)	200,000	211,304
		827,203
Ireland-1.02%
Park Aerospace Holdings Ltd., 5.25%, 08/15/2022(a)	100,000	106,491
Malaysia-4.13%
Petronas Capital Ltd.
3.13%, 03/18/2022(a)	200,000	203,374
7.88%, 05/22/2022(a)	200,000	226,187
		429,561
Mauritius Island-1.92%
Neerg Energy Ltd., 6.00%, 02/13/2022(a)	200,000	199,801
Mexico-9.71%
America Movil S.A.B. de C.V., 3.13%, 07/16/2022	200,000	204,664
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander, 4.13%, 11/09/2022(a)	150,000	156,150
	Principal Amount	Value
Mexico-(continued)
Grupo Bimbo, S.A.B. de C.V., 4.50%, 01/25/2022(a)	$100,000	$103,716
Mexico Government International Bond
3.63%, 03/15/2022	150,000	154,875
8.00%, 09/24/2022	200,000	234,000
Petroleos Mexicanos, 4.88%, 01/24/2022	150,000	155,822
		1,009,227
Panama-1.95%
Banistmo S.A., 3.65%, 09/19/2022(a)	200,000	202,562
Peru-2.02%
Banco BBVA Peru S.A., 5.00%, 08/26/2022(a)	100,000	106,157
Volcan Cia Minera SAA, 5.38%, 02/02/2022(a)	100,000	103,907
		210,064
Poland-3.09%
Republic of Poland Government International Bond, 5.00%, 03/23/2022	300,000	321,470
Russia-10.19%
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/2022(a)	200,000	205,933
Russian Foreign Bond - Eurobond, 4.50%, 04/04/2022(a)	200,000	210,917
Sberbank of Russia Via SB Capital S.A.
6.13%, 02/07/2022(a)	200,000	214,557
5.13%, 10/29/2022(a)	200,000	211,187
VTB Bank OJSC Via VTB Capital S.A., 6.95%, 10/17/2022(a)	200,000	216,574
		1,059,168
South Africa-4.99%
MTN (Mauritius) Investment Ltd., 5.37%, 02/13/2022(a)	200,000	207,725
Republic of South Africa Government International Bond, 5.88%, 05/30/2022	100,000	107,150
Transnet SOC Ltd., 4.00%, 07/26/2022(a)	200,000	203,922
		518,797
Supranational-4.83%
Asian Development Bank
2.00%, 02/16/2022	200,000	201,461
1.88%, 02/18/2022	100,000	100,470
1.75%, 09/13/2022	200,000	200,483
		502,414
Thailand-2.00%
Bangkok Bank PCL, 3.88%, 09/27/2022(a)	200,000	207,832
Turkey-9.78%
QNB Finansbank A.S., 4.88%, 05/19/2022(a)	200,000	200,302
Turkey Government International Bond
5.13%, 03/25/2022	200,000	204,210
6.25%, 09/26/2022	200,000	208,395
Turkiye Garanti Bankasi A.S., 5.25%, 09/13/2022(a)	200,000	202,084
Turkiye Is Bankasi A.S., 5.50%, 04/21/2022(a)	200,000	201,477
		1,016,468
United Arab Emirates-7.92%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(a)	200,000	202,411
2.50%, 10/11/2022(a)	200,000	202,410

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)—(continued)
November 30, 2019
(Unaudited)
	Principal Amount	Value
United Arab Emirates-(continued)
DIB Sukuk Ltd., 3.66%, 02/14/2022(a)	$200,000	$203,803
MDGH - GMTN B.V., 5.50%, 03/01/2022(a)	200,000	214,657
		823,281
United States-1.04%
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(a)	100,000	108,232
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,835,114)		10,209,396
	Shares
Money Market Funds-0.97%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c) (Cost $100,826)	100,826	100,826
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.19% (Cost $9,935,940)		10,310,222
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(c)(d)	28,537	$28,537
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(c)(d)	13,245	13,250
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,787)		41,787
TOTAL INVESTMENTS IN SECURITIES-99.59% (Cost $9,977,727)		10,352,009
OTHER ASSETS LESS LIABILITIES-0.41%		42,802
NET ASSETS-100.00%		$10,394,811

Investment Abbreviations:
DAC-Designated Activity Co.

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $7,800,423, which represented 75.04% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.90%
Brazil-9.02%
Banco do Brasil S.A., 5.88%, 01/19/2023(a)	$200,000	$214,500
Brazilian Government International Bond, 2.63%, 01/05/2023	200,000	200,100
Embraer Overseas Ltd., 5.70%, 09/16/2023(a)	150,000	164,875
Itau Unibanco Holding S.A., 5.13%, 05/13/2023(a)	200,000	210,692
Petrobras Global Finance B.V., 4.38%, 05/20/2023	150,000	156,000
		946,167
Canada-0.96%
NOVA Chemicals Corp., 5.25%, 08/01/2023(a)	100,000	100,999
Chile-5.89%
Banco de Credito e Inversiones S.A., 4.00%, 02/11/2023(a)	200,000	207,001
Inversiones CMPC S.A., 4.38%, 05/15/2023(a)	200,000	206,670
S.A.C.I. Falabella, 3.75%, 04/30/2023(a)	200,000	203,739
		617,410
China-7.93%
CNOOC Finance (2013) Ltd., 3.00%, 05/09/2023	200,000	203,193
CNPC General Capital Ltd., 3.40%, 04/16/2023(a)	200,000	205,295
Sinopec Group Overseas Development (2013) Ltd., 4.38%, 10/17/2023(a)	200,000	213,675
State Grid Overseas Investment (2016) Ltd., 3.75%, 05/02/2023(a)	200,000	209,178
		831,341
Colombia-2.86%
Colombia Government International Bond, 2.63%, 03/15/2023	300,000	300,254
Hungary-4.24%
Hungary Government International Bond
5.38%, 02/21/2023	200,000	219,186
5.75%, 11/22/2023	200,000	225,682
		444,868
India-4.06%
Export-Import Bank of India, 4.00%, 01/14/2023(a)	200,000	207,739
Indian Oil Corp. Ltd., 5.75%, 08/01/2023(a)	200,000	218,462
		426,201
Indonesia-8.19%
Indo Energy Finance II B.V., 6.38%, 01/24/2023(a)	114,000	114,855
Indonesia Government International Bond
3.38%, 04/15/2023(a)	200,000	205,822
5.38%, 10/17/2023(a)	200,000	221,412
PT Pertamina (Persero), 4.30%, 05/20/2023(a)	300,000	316,646
		858,735
Ireland-1.00%
Park Aerospace Holdings Ltd., 4.50%, 03/15/2023(a)	100,000	105,012
Mexico-11.50%
Credito Real, S.A.B. de C.V., SOFOM, E.R., 7.25%, 07/20/2023(a)	200,000	209,333
Fresnillo PLC, 5.50%, 11/13/2023(a)	200,000	217,333
Mexico Government International Bond, 4.00%, 10/02/2023	350,000	369,885
	Principal Amount	Value
Mexico-(continued)
Petroleos Mexicanos
3.50%, 01/30/2023	$200,000	$200,883
4.63%, 09/21/2023(b)	200,000	208,581
		1,206,015
Peru-4.94%
Banco de Credito del Peru, 4.25%, 04/01/2023(a)	200,000	210,085
Banco Internacional del Peru SAA Interbank, 3.38%, 01/18/2023(a)	200,000	202,583
Inretail Pharma S.A., 5.38%, 05/02/2023(a)	100,000	104,916
		517,584
Philippines-1.97%
Rizal Commercial Banking Corp., 4.13%, 03/16/2023(a)	200,000	206,101
Poland-1.97%
Republic of Poland Government International Bond, 3.00%, 03/17/2023	200,000	206,338
Russia-8.24%
LUKOIL International Finance B.V., 4.56%, 04/24/2023(a)	200,000	212,711
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	200,000	212,527
Russian Foreign Bond - Eurobond, 4.88%, 09/16/2023(a)	400,000	439,037
		864,275
South Africa-2.88%
Eskom Holdings SOC Ltd., 6.75%, 08/06/2023(a)	300,000	302,141
Thailand-1.92%
Siam Commercial Bank PCL (The), 2.75%, 05/16/2023(a)	200,000	201,462
Turkey-9.54%
Hazine Mustesarligi Varlik Kiralama A.S., 5.00%, 04/06/2023(a)	200,000	202,048
KOC Holding A.S., 5.25%, 03/15/2023(a)	200,000	203,753
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	200,000	199,000
Turkey Government International Bond, 3.25%, 03/23/2023	200,000	190,464
Turkiye Garanti Bankasi A.S., 5.88%, 03/16/2023(a)	200,000	204,557
		999,822
United Arab Emirates-9.87%
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/2023(a)	200,000	205,565
ADCB Finance Cayman Ltd.
4.50%, 03/06/2023(a)	200,000	210,012
4.00%, 03/29/2023(a)	200,000	209,178
DP World Crescent Ltd., 3.91%, 05/31/2023(a)	200,000	207,245
MDGH - GMTN B.V., 2.75%, 05/11/2023(a)	200,000	202,625
		1,034,625
United Kingdom-1.92%
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)(b)	200,000	201,498
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,927,585)		10,370,848

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-0.22%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c) (Cost $23,366)	23,366	$23,366
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.12% (Cost $9,950,951)		10,394,214
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.67%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(c)(d)	288,899	288,899
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(c)(d)	95,811	$95,850
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $384,749)		384,749
TOTAL INVESTMENTS IN SECURITIES-102.79% (Cost $10,335,700)		10,778,963
OTHER ASSETS LESS LIABILITIES-(2.79)%		(292,893)
NET ASSETS-100.00%		$10,486,070

Investment Abbreviations:
DAC-Designated Activity Co.

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $7,890,282, which represented 75.25% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.38%
Brazil-8.98%
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 05/09/2024(a)	$200,000	$211,333
Brazilian Government International Bond, 8.88%, 04/15/2024	100,000	126,791
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	200,000	231,833
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.89%, 04/29/2024(a)	200,000	220,583
Rio Oil Finance Trust, Series 2014-1, 9.25%, 07/06/2024(a)	144,199	161,202
		951,742
Chile-5.99%
Colbun S.A., 4.50%, 07/10/2024(a)	200,000	212,805
Latam Finance Ltd.
6.88%, 04/11/2024(a)	200,000	210,983
6.88%, 04/11/2024(a)	200,000	210,983
		634,771
China-9.07%
Alibaba Group Holding Ltd., 3.60%, 11/28/2024	200,000	210,278
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/2024	200,000	213,571
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/2024(a)	300,000	322,650
State Grid Overseas Investment (2014) Ltd., 4.13%, 05/07/2024(a)	200,000	214,172
		960,671
Colombia-6.22%
Colombia Government International Bond
4.00%, 02/26/2024	200,000	209,686
8.13%, 05/21/2024	200,000	245,083
GeoPark Ltd., 6.50%, 09/21/2024(a)	200,000	204,083
		658,852
Hong Kong-2.13%
King Power Capital Ltd., 5.63%, 11/03/2024(a)	200,000	225,517
Hungary-3.19%
Hungary Government International Bond, 5.38%, 03/25/2024	300,000	338,212
India-6.06%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/2024(a)	200,000	209,487
Oil India Ltd., 5.38%, 04/17/2024(a)	200,000	218,363
ONGC Videsh Ltd., 4.63%, 07/15/2024(a)	200,000	213,707
		641,557
Indonesia-8.13%
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/2024(a)	200,000	192,006
Indonesia Government International Bond
5.88%, 01/15/2024(a)	200,000	226,080
5.88%, 01/15/2024(a)	200,000	226,080
PT Perusahaan Gas Negara (Persero) Tbk, 5.13%, 05/16/2024(a)	200,000	217,213
		861,379
Ireland-2.07%
Park Aerospace Holdings Ltd., 5.50%, 02/15/2024(a)	200,000	219,130
	Principal Amount	Value
Mexico-11.30%
Axtel S.A.B de C.V., 6.38%, 11/14/2024(a)	$200,000	$206,188
Banco Inbursa S.A., Institucion De Banca Multiple Grupo, Financiero Inbursa, 4.13%, 06/06/2024(a)	150,000	154,562
CEMEX Finance LLC, 6.00%, 04/01/2024(a)	200,000	206,248
Comision Federal de Electricidad, 4.88%, 01/15/2024(a)	200,000	213,783
Grupo Bimbo, S.A.B. de C.V., 3.88%, 06/27/2024(a)	200,000	207,814
Petroleos Mexicanos, 4.88%, 01/18/2024(b)	200,000	208,683
		1,197,278
Philippines-5.40%
Philippine Government International Bond, 4.20%, 01/21/2024	300,000	323,762
Power Sector Assets and Liabilities Management Corp., 7.39%, 12/02/2024(a)	200,000	248,489
		572,251
Poland-2.04%
Republic of Poland Government International Bond, 4.00%, 01/22/2024	200,000	215,769
South Africa-3.90%
MTN (Mauritius) Investment Ltd., 4.76%, 11/11/2024(a)	200,000	205,557
Republic of South Africa Government International Bond, 4.67%, 01/17/2024	200,000	208,139
		413,696
Supranational-1.47%
Asian Development Bank, 2.63%, 01/30/2024	150,000	155,610
Turkey-9.48%
Coca-Cola Icecek A.S., 4.22%, 09/19/2024(a)	200,000	202,266
Hazine Mustesarligi Varlik Kiralama A.S., 4.49%, 11/25/2024(a)	200,000	195,438
Turk Telekomunikasyon A.S., 4.88%, 06/19/2024(a)	200,000	199,300
Turkey Government International Bond, 5.75%, 03/22/2024	400,000	406,940
		1,003,944
United Arab Emirates-9.90%
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024(a)	200,000	209,500
EMG Sukuk Ltd., 4.56%, 06/18/2024(a)	200,000	209,943
MAF Global Securities Ltd., 4.75%, 05/07/2024(a)	200,000	213,437
MDGH - GMTN B.V., 3.00%, 04/19/2024(a)	200,000	205,000
Sharjah Sukuk Ltd., 3.76%, 09/17/2024(a)	200,000	210,625
		1,048,505
United States-0.99%
Novelis Corp., 6.25%, 08/15/2024(a)	100,000	105,403
Vietnam-2.06%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)	200,000	218,266
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,875,540)		10,422,553

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
November 30, 2019
(Unaudited)
	Shares	Value
Money Market Funds-0.61%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.50%(c) (Cost $65,061)	65,061	$65,061
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.99% (Cost $9,940,601)		10,487,614
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.85%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(c)(d)	147,095	147,095
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(c)(d)	49,012	$49,032
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $196,127)		196,127
TOTAL INVESTMENTS IN SECURITIES-100.84% (Cost $10,136,728)		10,683,741
OTHER ASSETS LESS LIABILITIES-(0.84)%		(89,520)
NET ASSETS-100.00%		$10,594,221

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $7,560,029, which represented 71.36% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at November 30, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2019 Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$813,993,227	$-	$813,993,227
U.S. Dollar Denominated Bonds & Notes	-	94,754,194	-	94,754,194
Money Market Funds	68,182	-	-	68,182
Total Investments	$68,182	$908,747,421	$-	$908,815,603
Invesco BulletShares 2020 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,790,118,433	$-	$1,790,118,433
Money Market Funds	22,118,191	-	-	22,118,191
Total Investments	$22,118,191	$1,790,118,433	$-	$1,812,236,624
Invesco BulletShares 2021 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,686,495,423	$-	$1,686,495,423
Money Market Funds	10,882,477	-	-	10,882,477
Total Investments	$10,882,477	$1,686,495,423	$-	$1,697,377,900
Invesco BulletShares 2022 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,504,230,745	$-	$1,504,230,745
Money Market Funds	6,017,440	-	-	6,017,440
Total Investments	$6,017,440	$1,504,230,745	$-	$1,510,248,185
Invesco BulletShares 2023 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$917,609,737	$-	$917,609,737
Money Market Funds	2,431,805	-	-	2,431,805
Total Investments	$2,431,805	$917,609,737	$-	$920,041,542
Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$676,499,964	$-	$676,499,964
Money Market Funds	6,721,297	-	-	6,721,297
Total Investments	$6,721,297	$676,499,964	$-	$683,221,261

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$369,817,193	$-	$369,817,193
Money Market Funds	2,412,423	-	-	2,412,423
Total Investments	$2,412,423	$369,817,193	$-	$372,229,616
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$148,003,827	$-	$148,003,827
Money Market Funds	1,311,172	-	-	1,311,172
Total Investments	$1,311,172	$148,003,827	$-	$149,314,999
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$83,719,018	$-	$83,719,018
Money Market Funds	1,258,413	-	-	1,258,413
Total Investments	$1,258,413	$83,719,018	$-	$84,977,431
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$45,162,207	$-	$45,162,207
Money Market Funds	734,407	-	-	734,407
Total Investments	$734,407	$45,162,207	$-	$45,896,614
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$5,920,511	$-	$5,920,511
Money Market Funds	59,816	-	-	59,816
Total Investments	$59,816	$5,920,511	$-	$5,980,327
Invesco BulletShares 2019 High Yield Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$521,712,974	$-	$521,712,974
U.S. Dollar Denominated Bonds & Notes	-	114,294,983	-	114,294,983
Money Market Funds	35,321,574	-	-	35,321,574
Total Investments	$35,321,574	$636,007,957	$-	$671,329,531
Invesco BulletShares 2020 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,055,832,652	$-	$1,055,832,652
Money Market Funds	129,067,584	-	-	129,067,584
Total Investments	$129,067,584	$1,055,832,652	$-	$1,184,900,236
Invesco BulletShares 2021 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$918,118,802	$-	$918,118,802
Money Market Funds	53,928,919	-	-	53,928,919
Total Investments	$53,928,919	$918,118,802	$-	$972,047,721
Invesco BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$577,871,092	$-	$577,871,092
Money Market Funds	50,471,219	-	-	50,471,219
Total Investments	$50,471,219	$577,871,092	$-	$628,342,311
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$276,188,951	$-	$276,188,951
Money Market Funds	26,504,504	-	-	26,504,504
Total Investments	$26,504,504	$276,188,951	$-	$302,693,455

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$118,439,629	$-	$118,439,629
Money Market Funds	9,599,654	-	-	9,599,654
Total Investments	$9,599,654	$118,439,629	$-	$128,039,283
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$92,670,410	$-	$92,670,410
Money Market Funds	6,704,446	-	-	6,704,446
Total Investments	$6,704,446	$92,670,410	$-	$99,374,856
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$50,536,830	$-	$50,536,830
Money Market Funds	3,568,051	-	-	3,568,051
Total Investments	$3,568,051	$50,536,830	$-	$54,104,881
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$11,977,408	$-	$11,977,408
Money Market Funds	384,379	-	-	384,379
Total Investments	$384,379	$11,977,408	$-	$12,361,787
Invesco BulletShares 2021 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$10,003,699	$-	$10,003,699
Money Market Funds	106,902	-	-	106,902
Total Investments	$106,902	$10,003,699	$-	$10,110,601
Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$10,209,396	$-	$10,209,396
Money Market Funds	142,613	-	-	142,613
Total Investments	$142,613	$10,209,396	$-	$10,352,009
Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$10,370,848	$-	$10,370,848
Money Market Funds	408,115	-	-	408,115
Total Investments	$408,115	$10,370,848	$-	$10,778,963
Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$10,422,553	$-	$10,422,553
Money Market Funds	261,188	-	-	261,188
Total Investments	$261,188	$10,422,553	$-	$10,683,741